As filed with the Securities and Exchange Commission on October 28, 2011

Securities Act Registration No. 333-7305

Investment Company Act Registration No. 811-7685

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[Ö]

Pre-Effective Amendment No. _____	[ ]

Post-Effective Amendment No. 77	[Ö]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[Ö]

Amendment No. 78

FRONTEGRA FUNDS, INC.

(Exact Name of Registrant as Specified in Charter)

400 Skokie Boulevard, Suite 500
Northbrook, Illinois	60062
(Address of Principal Executive Offices)	(Zip Code)

Registrant’s Telephone Number, including Area Code:  (847) 509-9860

William D. Forsyth III

400 Skokie Blvd., Suite 500

Northbrook, Illinois  60062

 (Name and Address of Agent for Service)

Copies to:

Ellen R. Drought

Godfrey & Kahn, S.C.

780 North Water Street

Milwaukee, Wisconsin  53202

It is proposed that this filing will become effective (check appropriate box):

[X]	immediately upon filing pursuant to paragraph (b) of Rule 485
[ ]	on ______________, 2011 pursuant to paragraph (b) of Rule 485
[ ]	60 days after filing pursuant to paragraph (a)(1) of Rule 485
[ ]	on (date) pursuant to paragraph (a)(1) of Rule 485
[ ]	75 days after filing pursuant to paragraph (a)(2) of Rule 485
[ ]	on (date) pursuant to paragraph (a)(2) of Rule 485

FRONTEGRA FUNDS

PROSPECTUS

Frontegra Mastholm International Equity Fund (FMHIX)

Frontegra Asset Management, Inc.

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved these securities or determined if this Prospectus is truthful or complete.  Any representation to the contrary is a criminal offense.

October 31, 2011

Summary Section	1
Principal Investment Strategy and Related Risks	5
Financial Highlights	8
Fund Management	9
Your Account	10
Exchange Privilege	14
Valuation of Fund Shares	15
Distributions and Federal Income Tax Treatment	15

You should rely only on the information contained in this Prospectus and in the Statement of Additional Information (“SAI”), which is available upon request.  Frontegra Funds, Inc. (the “Company”) has not authorized others to provide additional information.  The Company does not authorize use of this Prospectus in any state or jurisdiction where the offering cannot legally be made.

SUMMARY SECTION

Investment Objective.  The investment objective of the Frontegra Mastholm International Equity Fund (the “Fund”) is capital appreciation.

Fees and Expenses of the Fund.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	NONE
Redemption Fee (as a percentage of amount redeemed, if applicable)	2.00%
(a service fee of $15 will be imposed for shares redeemed by wire)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.95%
Distribution (12b-1) Fees	NONE
Other Expenses	0.80%
Total Annual Fund Operating Expenses	1.75%
Fee Waiver(1)	(1.00)%
Total Annual Fund Operating Expenses After Fee Waiver	0.75%

____________

(1)

Pursuant to an expense cap agreement between Frontegra Asset Management, Inc., the Fund’s investment adviser (“Frontegra”), and the Fund, Frontegra has contractually agreed to waive its management fee and/or reimburse the Fund’s operating expenses to the extent necessary to ensure that the Fund’s total operating expenses (excluding taxes, interest, brokerage commissions, acquired fund fees and expenses (“AFFE”) and extraordinary expenses) do not exceed 0.75% of the Fund’s average daily net assets.  The expense cap agreement will continue in effect until October 31, 2012 with successive renewal terms of one year unless terminated by Frontegra or the Company prior to any such renewal.  “Other Expenses” are presented before any waivers or expense reimbursements.

Example.  The following example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$77	$453	$855	$1,979

Portfolio Turnover.  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During its most recent fiscal year, the Fund had a portfolio turnover rate of 264% of the average value of its portfolio.

Principal Investment Strategy.  The Fund normally invests at least 80% of its assets in a diversified portfolio of equity securities of companies located outside of the United States.  The Fund invests primarily in large- and mid-cap companies with market capitalizations of $3 billion or more at the time of investment.  The Fund invests primarily in developed countries but may invest up to 20% of its total assets in securities of companies that trade in emerging or developing markets.  In constructing a portfolio for the Fund, the Fund’s subadviser, Mastholm Asset

1

Management, LLC (“Mastholm”), emphasizes companies, industries and countries that it believes have superior long-term growth potential.

Principal Investment Risks.

Market Risks.  The Fund’s investments are subject to market risk, which may cause the value of the Fund’s investments to decline.  If the value of the Fund’s investments goes down, the share price of the Fund will go down, and you may lose money.  U.S. and international markets have experienced extreme volatility, reduced liquidity, credit downgrades, increased likelihood of default and valuation difficulties in recent years.

Stock Selection Risks.  The stocks selected for the Fund may decline in value or not increase in value when the stock market in general is rising.

Equity Securities Risks.  Common stocks and other equity securities held by the Fund will fluctuate in value based on the earnings of the company and on general industry and market conditions, leading to fluctuations in the Fund’s share price.

Foreign Securities Risks.  The Fund’s foreign investments involve additional risks, including less liquidity, currency-rate fluctuations, political and economic instability and differences in financial reporting standards and securities market regulation.

Liquidity Risks.  Liquidity risk is the risk that certain securities may be difficult or impossible to sell at the time and price that Mastholm would like to sell.  Mastholm may have to lower the price, sell other securities instead or forego an investment opportunity.

Mid-Cap Companies Risks.  Mid-cap companies often have narrower markets and more limited managerial and financial resources than larger, more established companies.  As a result, the performance of mid-cap companies may be more volatile and mid-cap securities tend to be less liquid than securities of larger companies.

Currency Risks.  The value of the Fund’s foreign securities as measured in U.S. dollars may be affected unfavorably by changes in foreign currency exchange rates.  The Fund may also incur costs in connection with conversions between various currencies.

Emerging Markets Risks.  The risks of foreign investments typically are greater in emerging markets due to factors such as smaller securities markets and lower trading volumes, less developed legal and accounting structures, substantial influence by an emerging market country’s government over the private sector and potential high levels of inflation, deflation or currency devaluations.

Region or Sector Risks.  The Fund may invest a higher percentage of its total assets in a particular country, region or sector of international markets, which may have a significant impact on the Fund’s overall portfolio.

Management Risks.  The Fund is subject to management risk as an actively-managed investment portfolio and depends on the decisions of the portfolio managers to produce the desired results.

High Portfolio Turnover Risks.  The Fund may trade actively and experience a high portfolio turnover rate (over 100%).  High portfolio turnover is likely to lead to increased Fund expenses and may result in higher short-term capital gains taxable to shareholders and in lower investment returns.

Performance.  The return information provided in the following bar chart and table illustrates how the performance of the Fund can vary, which is one indication of the risks of investing in the Fund.  The bar chart shows the changes in the Fund’s performance from year to year.  The table shows how the Fund’s average annual returns compare with a broad measure of market performance.  Mastholm assumed its role as subadviser of the Fund effective October 12, 2009.  The performance results shown in the bar chart and table prior to that date are from periods in which the Fund was managed by another subadviser.  Please keep in mind that the Fund’s past performance (before and after taxes) does not necessarily represent how it will perform in the future.  Updated performance data will be available on the Company’s website at www.frontegra.com or by calling toll-free to 1-888-825-2100.

2

Calendar Year Total Returns

_____________________

The Fund’s return from January 1, 2011 through September 30, 2011 was (17.11)%.

Best and Worst Quarterly Performance
(during the periods shown above)

Best Quarter Return	Worst Quarter Return
22.00% (2nd quarter, 2009)	(20.92)% (3rd quarter, 2008)

The after-tax returns for the Fund were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns

(For the periods ended December 31, 2010)

	One Year	Five Years	Since Inception (January 8, 2004)
Return Before Taxes	9.23%	0.53%	3.42%
Return After Taxes on Distributions	8.95%	(0.27)%	2.87%
Return After Taxes on Distributions and Sale of Fund Shares	6.47%	0.48%	3.05%
MSCI EAFE Index (reflects no deductions for fees, expense or taxes)	8.21%	2.94%	6.45%

Management.

Investment Adviser and Subadviser.  Frontegra is the investment adviser to the Fund.  Mastholm is the subadviser to the Fund.

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Portfolio Managers.

Name	Portfolio Manager of the Fund Since	Title
Douglas R. Allen	2009	Director, Portfolio Manager

Andrew J. Elofson	2009	Director, Portfolio Manager

Daniel Y. Kim	2009	Director, Portfolio Manager

Theodore J. Tyson	2009	Chief Investment Officer, Portfolio Manager

Purchase and Sale of Fund Shares.  You may purchase or redeem shares of the Fund on any business day by written request to Frontegra Funds, Inc., c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701 or through a financial intermediary.  The Fund’s minimum initial investment is $100,000 and the minimum subsequent investment is $1,000.  Frontegra may reduce or waive the minimums in its sole discretion.

Tax Information.  The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA.  You may be taxed later upon withdrawal of your investment from these tax-deferred accounts.

Payments to Broker-Dealers and Other Financial Intermediaries.  If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create conflicts of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

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PRINCIPAL INVESTMENT STRATEGY AND RELATED RISKS

Investment Objective.  The investment objective of the Fund is capital appreciation.

Principal Investment Strategy.

The Fund invests primarily in equity securities of companies located outside of the United States.  Under normal market conditions, the Fund invests at least 80% of its assets, determined at the time of purchase, in these securities.  The Fund invests primarily in large- and mid-cap companies with market capitalizations of $3 billion or more at the time of investment.  The Fund invests primarily in developed countries but may invest up to 20% of its total assets in securities of companies that trade in emerging or developing markets.

The Fund considers developed markets as those included in the MSCI EAFE Index.  The MSCI EAFE (Europe, Australasia, Far East) Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada.  The MSCI EAFE Index consists of the following 22 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom.

Equity securities in which the Fund may invest include common stocks, preferred stocks, warrants to purchase common stocks or preferred stocks, securities convertible into common or preferred stocks, American Depositary Receipts, European Depositary Receipts or other similar securities representing common stock of non-U.S. issuers.

In constructing a portfolio for the Fund, Mastholm implements a bottom-up all capitalization growth investment approach, primarily in developed markets.  Mastholm screens the Bloomberg database of non-U.S. companies on a daily basis to identify stocks with accelerating earnings or positive news impacting current or future earnings.  Companies that pass their initial screens are reviewed to identify purchase candidates ideally with several of the following characteristics:

•

Clarity of accounting and confirmation of real earnings growth

•

Operating results significantly higher than analysts’ expectations

•

Wide divergence of analysts’ expectations

•

Stock price below historical average range

•

Trading liquidity that meets guidelines

Candidates with these characteristics become the highest priorities for fundamental research by the six person investment team.  Fundamental research is allocated among the portfolio managers or analysts based on country or industry expertise.  The investment team meets daily to review existing holdings and new investment candidates.

The fundamental analysis process is designed to uncover catalysts that drive earnings that might not be fully recognized by the market.  Industry analysts are contacted to discuss the assumptions that led to their original earnings forecast, companies are then contacted to discuss how their explanation differs from that of industry analysts and to identify trends not recognized or fully discounted by the market.  Competitors, suppliers and vendors are questioned to cross-reference the information garnered from analysts and companies.  The portfolio managers spend a significant amount of time visiting with companies abroad that are in the portfolio or under consideration.

Securities are trimmed or sold for several reasons, including when earnings catalysts are fully recognized by the market or when a position is replaced by a stronger candidate.  Stocks are also monitored for performance relative to the local market, broad index, sector and industry on a trailing 30-day basis.  Stocks that underperform two or more of these factors by more than 7% on a relative basis are typically trimmed or sold.

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Temporary Strategy.  The Fund may invest up to 100% of its total assets in cash and short-term fixed income securities as a temporary defensive position during adverse market, economic or political conditions, or in other limited circumstances, such as in the case of unusually large cash inflows or redemptions.  When so invested, the Fund may not achieve its investment objective.

Principal Risk Factors.

Market Risks.  The Fund’s investments are subject to market risk, which may cause the value of the Fund’s investments to decline.  If the value of the Fund’s investments goes down, you may lose money.  The share price of the Fund is expected to fluctuate.  Your shares at redemption may be worth more or less than your initial investment.  U.S. and international markets have experienced extreme volatility, reduced liquidity, credit downgrades, increased likelihood of default and valuation difficulties in recent years.

Stock Selection Risks.  The stocks selected for the Fund may decline in value or not increase in value when the stock market in general is rising.

Equity Securities Risks.  The Fund will normally invest at least 80% of its assets in common stocks and other equity securities.  Common stocks and other equity securities generally increase or decrease in value based on the earnings of a company and on general industry and market conditions.  A fund that invests a significant amount of its assets in common stocks and other equity securities is likely to have greater fluctuations in share price than a fund that invests a significant portion of its assets in fixed income securities.

Foreign Securities Risks.  The Fund invests predominantly in securities of companies in foreign countries.  Foreign investments involve additional risks, including less liquidity, currency-rate fluctuations, political and economic instability, differences in financial reporting standards and less strict regulation of the securities markets compared to U.S. markets.

Liquidity Risks.  Liquidity risk is the risk that certain securities may be difficult or impossible to sell at the time and price that Mastholm would like to sell.  Mastholm may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Mid-Cap Companies Risks.  The mid-cap companies in which the Fund may invest often have narrower markets and more limited managerial and financial resources than larger, more established companies, and, therefore, may be more vulnerable to adverse business or economic events than larger companies.  As a result, the performance of mid-cap companies may be more volatile, which could increase the volatility of the Fund’s portfolio.  Moreover, the securities of mid-cap companies tend to be less liquid than securities of larger companies.

Currency Risks.  Investments in foreign securities denominated and traded in foreign currencies involve additional risks.  The value of the Fund’s foreign securities as measured in U.S. dollars may be affected unfavorably by changes in foreign currency exchange rates.  In addition, the Fund may incur costs in connection with conversions between various currencies.

Emerging Markets Risks.  The risks of foreign investments typically are greater in emerging markets.  Less developed countries may have smaller securities markets and lower trading volumes, which may lead to greater price volatility.  These countries may have less developed legal and accounting structures and are more likely to experience high levels of inflation, deflation or currency devaluations, which could adversely affect their economies and securities markets.

Region or Sector Risks.  The Fund may invest a higher percentage of its total assets in a particular region or sector of international markets.  In such a case, changes affecting that region or sector may have a significant impact on the Fund’s overall portfolio.

Management Risks.  The Fund is subject to management risk as an actively-managed investment portfolio. Mastholm and each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results.  If Mastholm is not able to select better-performing securities, the Fund may lose money.

6

High Portfolio Turnover Risks.  The Fund may trade actively and experience a high portfolio turnover rate (over 100%).  High portfolio turnover is likely to lead to increased Fund expenses, such as brokerage commissions and other transaction costs.  Additionally, a high portfolio turnover rate may result in higher short-term capital gains taxable to shareholders and in lower investment returns.

Who Should Invest.  The Fund is suitable for long-term investors only and is not designed as a short-term investment vehicle.  The Fund may be an appropriate investment for you if you:

•

Seek capital appreciation; and

•

Want to include an international equity fund in your portfolio.

Portfolio Holdings Disclosure Policy.  A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the SAI.

7

FINANCIAL HIGHLIGHTS

The financial highlights table describes the Fund’s financial performance for the past five fiscal years.  Certain information reflects financial results for a single Fund share.  The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund for the stated period (assuming reinvestment of all distributions).  The information has been audited by Ernst & Young LLP, whose report, along with the Fund’s financial statements, is included in the Fund’s annual report, which is available upon request.

FRONTEGRA MASTHOLM INTERNATIONAL EQUITY FUND	Year Ended June 30, 2011	Year Ended June 30, 2010(1)	Year Ended June 30, 2009(2)	Year Ended June 30, 2008(2)	Year Ended June 30, 2007(2)

Net Asset Value, Beginning of Period	$7.55	$7.82	$13.24	$16.11	$13.08

INCOME (LOSS) FROM INVESTMENT OPERATIONS:

Net investment income	0.30	0.27	0.29	0.31	0.25
Net realized and unrealized gain (loss) on investments	2.15	(0.18)	(4.97)	(1.75)	3.25
Total Income (Loss) from Investment Operations	2.45	0.09	(4.68)	(1.44)	3.50

LESS DISTRIBUTIONS:
From net investment income	(0.19)	(0.36)	(0.35)	(0.25)	(0.22)
From net realized gain on investments	—	—	(0.39)	(1.18)	(0.25)
Total Distributions	(0.19)	(0.36)	(0.74)	(1.43)	(0.47)

Net Asset Value, End of Period	$9.81	$7.55	$7.82	$13.24	$16.11

Total Return	32.58%	0.52%	(35.13)%	(9.60)%	27.12%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$14,236	$38,517	$199,884	$474,087	$712,620
Ratio of expenses to average net assets:
Before waivers and reimbursements	1.75%	1.34%	1.16%	1.06%	1.07%
Net of waivers and reimbursements	0.75%	0.75%	0.75%	0.75%	0.75%
Ratio of net investment income (loss) to average net assets:
Before waivers and reimbursements	(0.48)%	0.07%	1.78%	1.44%	1.30%
Net of waivers and reimbursements	0.52%	0.66%	2.19%	1.75%	1.62%
Portfolio turnover rate	264%	268%	57%	54%	62%

____________

(1)

Effective October 12, 2009, Mastholm Asset Management, LLC became subadviser to the Fund.

(2)

New Star Institutional Managers Limited served as subadviser.

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FUND MANAGEMENT

Board of Directors.  Under the laws of the State of Maryland, the Board of Directors is responsible for managing the Company’s business and affairs.  The Board of Directors also oversees duties required by applicable state and federal law.  The Company has entered into an investment advisory agreement with Frontegra pursuant to which Frontegra supervises the management of the Fund’s investments and business affairs, subject to the supervision of the Company’s Board of Directors.  Frontegra has entered into a subadvisory agreement with Mastholm under which Mastholm serves as the Fund’s portfolio manager and, subject to Frontegra’s supervision, manages the Fund’s portfolio.  Frontegra provides office facilities for the Fund and pays the salaries, fees and expenses of all officers and directors of the Fund who are interested persons of Frontegra.

Adviser.  The Company is managed by Frontegra, which supervises the management of the Fund’s portfolio by Mastholm and administers the Company’s business affairs.  Frontegra was organized in 1996 and is located at 400 Skokie Boulevard, Suite 500, Northbrook, Illinois 60062.  William D. Forsyth III, the President of the Company and Frontegra, owns 100% of Frontegra.  Frontegra is affiliated with Frontier Partners, Inc., a consulting firm that provides marketing services to third party investment advisers, including Mastholm.

A discussion regarding the Board of Directors’ basis for approving the investment advisory agreement and subadvisory agreement is included in the Fund’s annual report for the period ended June 30, 2011.

Advisory Fees.  Under the investment advisory agreement, the Fund compensates Frontegra at the annual rate of 0.95% of the Fund’s average daily net assets.  Pursuant to an expense cap agreement between Frontegra and the Fund, Frontegra agreed to waive its management fee and/or reimburse the Fund’s operating expenses to the extent necessary to ensure that the Fund’s total operating expenses (excluding taxes, interest, brokerage commissions, AFFE and extraordinary expenses) do not exceed 0.75% of the Fund’s average daily net assets.  The expense cap agreement will continue in effect until October 31, 2012 with successive renewal terms of one year unless terminated by Frontegra or the Company prior to any such renewal.  The expense cap agreement has the effect of lowering the overall expense ratio for the Fund and increasing the Fund’s overall return to investors during the time any such amounts are waived and/or reimbursed.

Mastholm.  Mastholm specializes in the management of international equity investment portfolios.  Mastholm is located at 601 Union Street, Suite 3720, Seattle, Washington  98101.  Under the subadvisory agreement, Mastholm is compensated by Frontegra for its investment advisory services at the annual rate of 50% of the net advisory fee received by Frontegra, after giving effect to any fee waiver or reimbursement of Frontegra pursuant to the expense cap agreement discussed above.  Mastholm provides continuous advice and recommendations concerning the Fund’s investments and is responsible for selecting the broker-dealers who execute the portfolio transactions.  In addition to providing investment advisory services to the Fund, Mastholm provides advice to institutional accounts, a registered investment company sub-portfolio and two institutional commingled funds.  As of September 30, 2011, Mastholm had approximately U.S. $1.022 billion under management.

Mastholm Portfolio Management Team.  Mastholm’s portfolio management team is responsible for the day-to-day management of the Fund’s portfolio.  All team members work together to develop investment strategies and select securities for the Fund.

Douglas R. Allen has been a Director and Portfolio Manager of Mastholm since 1999 and was an International Investment Analyst at American Century Investment Management from 1995 to 1999.

Andrew J. Elofson has been a Director and Portfolio Manager at Mastholm since 2005 and was an analyst at Mastholm from 2002 to 2005.

Daniel Y. Kim has been a Portfolio Manager of Mastholm since 2006 and was an analyst at Mastholm from 2004 to 2006.

9

Theodore J. Tyson is the Chief Investment Officer and a Portfolio Manager of Mastholm.  Prior to forming Mastholm in 1997, Mr. Tyson was the founder and head of international equity at American Century Investment Management, which he joined in 1988.  He has been in the investment business since 1984.

The Fund’s SAI provides additional information about the Fund’s portfolio managers, including other accounts managed, their ownership of Fund shares and their compensation.

Custodian, Transfer Agent and Administrator.  U.S. Bank, N.A. acts as custodian of the Fund’s assets.  U.S. Bancorp Fund Services, LLC serves as transfer agent for the Fund (the “Transfer Agent”) and as the Fund’s administrator.  U.S. Bank, N.A. and U.S. Bancorp Fund Services, LLC are affiliated entities.

Distributor.  Frontegra Strategies, LLC (the “Distributor”), 400 Skokie Boulevard, Suite 500, Northbrook, Illinois 60062 acts as the principal distributor of the Fund’s shares.  The Distributor is managed and owned by Mr. Forsyth, who manages and owns the Fund’s investment adviser, Frontegra.  Accordingly, the Distributor and Frontegra are affiliates.

Payments to Financial Intermediaries.  Shares of the Fund may be offered through financial intermediaries, such as fund supermarkets, or through broker-dealers who are authorized by the Distributor or an affiliate to sell shares of the Fund (collectively, “Financial Intermediaries”).  If you purchase Fund shares through a Financial Intermediary, you may be subject to different fees or policies than those set forth in this Prospectus.  From time to time, the Distributor or an affiliate may enter into arrangements with brokers or other Financial Intermediaries pursuant to which such parties agree to perform sub-transfer agent, record-keeping, administrative or other services on behalf of their clients who are shareholders of the Fund.  Pursuant to these arrangements, the Distributor or an affiliate may make payments to Financial Intermediaries for services provided to clients who hold shares of the Fund through omnibus accounts.  In some circumstances, the Fund may directly pay the intermediary for performing transfer agent and related services, provided that the aggregate fee does not exceed what the Fund would pay the Transfer Agent if the intermediary’s clients were direct shareholders of the Fund.

In addition, the Distributor or an affiliate may pay additional compensation to certain Financial Intermediaries.  Under these arrangements, the Distributor or an affiliate may make payments from their own resources, and not as an additional charge to the Fund, to a Financial Intermediary to compensate it for distribution and marketing services, including the opportunity to distribute the Fund.  For example, the Distributor or an affiliate may compensate Financial Intermediaries for providing the Fund with “shelf space” or access to a third party platform or fund offering list or other marketing programs, including, without limitation, inclusion of the Fund on preferred or recommended sales lists, mutual fund “supermarket” platforms, other formal sales programs and other forms of marketing support.  The amount of these payments is determined from time to time by the Distributor or an affiliate and may differ among such Financial Intermediaries based upon one or more of the following factors:  gross sales, current assets, the number of accounts of the Fund held by the Financial Intermediaries or other factors agreed to by the parties.  The receipt of (or prospect of receiving) such compensation may provide the intermediary and its salespersons with an incentive to favor sales of Fund shares, or a particular class of those shares, over other investment alternatives.  You may wish to consider whether such arrangements exist when evaluating recommendations from an intermediary.

YOUR ACCOUNT

How to Purchase Shares.  Shares of the Fund are sold on a continuous basis at net asset value (“NAV”).  The Fund’s NAV is determined as of the close of trading on the New York Stock Exchange (the “NYSE”) (generally 4:00 p.m., Eastern Time) on each day the NYSE is open.  The NAV is determined by adding the value of the Fund’s investments, cash and other assets, subtracting the liabilities and then dividing the result by the total number of shares outstanding.  Your purchase price will be the Fund’s NAV next determined after the Fund or an authorized agent, such as a Financial Intermediary, receives your request in proper form.  The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents.  Deposit in the mail or with a delivery service does not constitute receipt by the Transfer Agent.  A confirmation indicating the details of the transaction will be sent to you promptly. Shares are credited to your account, but certificates are not issued. However, you will have full shareholder rights.

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Investments may be made by mail or wire.  The investment minimums noted above are waived for investments by qualified employee benefit plans.  Investment minimums may also be waived or reduced at the Fund’s discretion for certain registered investment advisers, broker-dealers, fee-based programs at broker-dealers and individuals accessing accounts through registered investment advisers.  The Fund reserves the right to change or waive these minimums at any time.  You will be given at least 30 days’ notice of any increase in the minimum dollar amount of purchases.

You may purchase shares of the Fund by completing an application and mailing it along with a check payable to “Frontegra Funds, Inc.” to:  Frontegra Funds, Inc., c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.  For overnight deliveries, please use 615 East Michigan Street, Third Floor, Milwaukee, Wisconsin 53202-5207.  The Fund will not accept payment in cash or money orders.  The Fund also does not accept cashier’s checks in amounts of less than $10,000.  To prevent check fraud, the Fund will not accept third party checks, Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares.  The Fund is unable to accept post dated checks, post dated on-line bill pay checks, or any conditional order or payment.  Purchases must be made in U.S. dollars and all checks must be drawn on a U.S. bank.  If your check does not clear, you will be charged a $25 service fee.  You will also be responsible for any losses suffered by the Fund as a result.  In the event a shareholder is unable to make the Fund whole in such a case, Frontegra will generally be responsible for any losses, with the right to seek indemnification or contribution from other parties.  All applications to purchase shares of the Fund are subject to acceptance by the Company and are not binding until so accepted.  The Company reserves the right to reject an application in whole or in part.

Alternatively, you may place an order to purchase shares of the Fund through a Financial Intermediary, who may charge a transaction fee for placing orders to purchase Fund shares or have policies or procedures that differ from those set forth in this Prospectus.  It is the responsibility of the Financial Intermediary to place the order with the Fund on a timely basis.  Please consult your Financial Intermediary regarding fee information and procedures for purchasing and selling shares of the Fund.

Important Information about Procedures for Opening a New Account.  The Company, on behalf of the Fund, is required to comply with various anti-money laundering laws and regulations.  To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions, including mutual funds, to obtain, verify and record information that identifies each person who opens an account.  Consequently, the Transfer Agent will verify certain information on your account application as part of the Fund’s Anti-Money Laundering Program.  As requested on the application, you must supply your full name, date of birth, social security number and permanent street address.  We may also ask for other identifying documents or information.  Mailing addresses containing only a P.O. Box will not be accepted.  Please contact the Transfer Agent at 1-888-825-2100 if you need additional assistance when completing your application.

If we do not have a reasonable belief of your identity, the account will be rejected or you will not be allowed to perform a transaction on the account until such information is received.  The Fund also reserves the right to close the account within five business days if clarifying information and/or documentation is not received.  If at any time the Fund detects suspicious behavior or if certain account information matches government lists of suspicious persons, the Fund may determine not to open an account, may close an existing account, may file a suspicious activity report or may take other action.  Any delay in processing your order will affect the purchase price you receive for your shares.  The Company and the Transfer Agent are not liable for fluctuations in NAV experienced as a result of such delays in processing.

In order to purchase shares, you must reside in a jurisdiction where Fund shares may lawfully be offered for sale.  Shares of the Fund have not been registered for sale outside of the United States except to investors with United States military APO or FPO addresses.  The Fund may not be sold to investors residing outside the United States and its territories, except upon evidence of compliance with the laws of the applicable foreign jurisdictions.

If you purchase shares of the Fund by check and request the redemption of such shares, payment of the redemption proceeds may be delayed for up to 12 days in order to ensure that the check for the investment has cleared.  This is a security precaution only and does not affect your investment.

11

Initial Investment By Wire.  In addition, you may purchase shares of the Fund by wire.  Instruct your bank to use the following instructions when wiring funds:

Wire to:	U.S. Bank, N.A.
777 E. Wisconsin Ave.
Milwaukee, WI 53202
ABA Number 075000022

Credit to:	U.S. Bancorp Fund Services, LLC
Account Number 112-952-137

Further credit to:	Frontegra Funds, Inc.
Frontegra Mastholm International Equity Fund
(investor account number)
(name or account registration)

If you are making an initial investment in the Fund, before you wire funds, please contact the Transfer Agent by phone to make arrangements with a telephone service representative to submit your completed application via mail, overnight delivery, or facsimile.  Upon receipt of your application, your account will be established and a service representative will contact you within 24 hours to provide an account number and to confirm the wiring instructions.

The Fund is not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system.  Wired funds must be received prior to 4:00 p.m. Eastern time to be eligible for same day pricing.

Subsequent Investments.  You may make additions to your account by mail or by wire.  When making an additional purchase by mail, enclose a check payable to “Frontegra Funds, Inc.” along with the additional investment form provided on the lower portion of your account statement.

Subsequent Investments By Wire.  To make an additional purchase by wire, please contact the Transfer Agent to advise them of your intent to wire funds.  This will ensure prompt and accurate credit upon receipt of your wire.  To make an additional investment by wire, please follow the wire instructions used to open an account.

How to Redeem Shares.  You may request redemption of part or all of your Fund shares at any time.  The price you receive will be the NAV next determined after the Fund receives your request in proper form, subject to the redemption fee described below if the shares have been held for 30 days or less.  Once your redemption request is received in proper form, the Fund normally will mail or wire your redemption proceeds the next business day and, in any event, no later than seven calendar days after receipt of a redemption request.  However, where securities have been sold to generate cash for payment of a redemption, your redemption proceeds will not be paid until the first business day after the sales proceeds are received by the Fund.  Also, the Fund may hold payment of your redemption proceeds until the Transfer Agent is reasonably satisfied that the purchase check has cleared, which may be up to 12 days.  In addition to the redemption procedures described below, redemptions may also be made through Financial Intermediaries who may charge a commission or other transaction fee.

Written Redemption.  To redeem shares in the Fund please furnish a written, unconditional request to: Frontegra Funds, Inc., c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.  For written redemption requests sent via overnight delivery, please use 615 East Michigan Street, Third Floor, Milwaukee, Wisconsin 53202-5207.  Your request must (i) be signed exactly as the shares are registered, including the signature of each owner and (ii) specify the number of Fund shares or dollar amount to be redeemed.  The Transfer Agent may request additional documentation from corporations, executors, administrators, trustees, guardians, agents or attorneys-in-fact.  Redemption proceeds may be wired to a commercial bank authorized on your account. Please note that if you redeem shares by wire, you will be charged a $15 service fee.  If you have redeemed all of your shares, the wire fee would be deducted from the redemption proceeds.  If you have only redeemed a portion of your account, the fee will be deducted from the remaining balance in your account.  If the dollar amount requested to be redeemed is greater than the current value of your account, your entire account balance may be redeemed.

Shareholders who have an IRA or other retirement plan must indicate on their redemption request whether or not to withhold federal income tax.  Redemption requests failing to indicate an election not to have tax withheld will generally be subject to 10% federal income tax withholding.

12

Purchases In Kind.  Shares of the Fund may be purchased “in kind,” subject to the approval of Frontegra and/or Mastholm and their determination that the securities are acceptable investments for the Fund and that they have a value that is readily ascertainable in accordance with the Fund’s valuation policies.  In an in kind purchase, investors transfer securities to the Fund in exchange for Fund shares.  Securities accepted by the Fund in an in kind purchase will be valued at market value.  In general, an investor transferring securities for shares will recognize a gain or loss, for federal income tax purposes, on an in kind purchase of the Fund, calculated as if the investor had sold the securities for their fair market value and used the proceeds to purchase shares of the Fund.

Redemptions In Kind.  The Fund reserves the right to make a “redemption in kind” (a payment in portfolio securities rather than cash) if the amount you are redeeming is in excess of the lesser of (i) $250,000 or (ii) 1% of the Fund’s assets.  In such cases, you may incur brokerage costs in converting these securities to cash.

Redemption Fee.  A redemption fee of 2.00% will be charged on shares of the Fund redeemed (including in connection with an exchange) 30 days or less from their date of purchase.  The redemption fee is paid directly to the Fund and is designed to offset brokerage commissions, market impact and other costs associated with short-term trading of Fund shares.  For purposes of determining whether the redemption fee applies, the shares that were held the longest will be redeemed first.  The redemption fee does not apply to:

•

shares purchased through certain omnibus accounts, including qualified retirement plans;

•

shares acquired through re-investment of distributions of net investment income or capital gain; or

•

shares redeemed because of death or disability.

Frontegra may, at its discretion, waive the redemption fee in the case of hardship and in other limited circumstances with respect to certain types of redemptions or exchanges that do not indicate market timing strategies.

Signature Guarantees.  Signature guarantees are required in the following circumstances:

•

for redemption proceeds sent to any person, address or bank account not on record;

•

for requests to wire redemption proceeds (if not previously authorized on the account);

•

for redemption requests submitted within 30 days of an address change;

•

when changing account ownership; and

•

in other situations deemed necessary by the Transfer Agent or the Fund to protect against the possibility of fraud.

A signature guarantee may be obtained from any bank, savings and loan association, credit union, brokerage firm or other eligible guarantor institution, but not a notary public.  Non-financial transactions, including establishing or modifying certain services on an account, may require a signature verification from a Signature Validation Program member or other acceptable form of authentication from a financial institution source, such as notarization from commercial banks or brokerage firms.

Account Termination.  Your account may be terminated by the Fund on not less than 30 days’ notice if the value of the shares in an account falls below $10,000 as a result of redemptions.  Upon any such termination, a check for the redemption proceeds will be sent to the address of record within seven calendar days of the redemption.

Market Timing Policy.  The Fund or Frontegra may determine from the amount, frequency and pattern of exchanges that a shareholder is engaged in excessive trading that is detrimental to the Fund or its other shareholders.  Such short-term or excessive trading into and out of the Fund may harm all shareholders by disrupting investment strategies, increasing brokerage, administrative and other expenses, decreasing tax efficiency and diluting the value of shares held by long-term shareholders.

13

The Board of Directors has approved policies that seek to discourage frequent purchases and redemptions and curb the disruptive effects of frequent trading (the “Market Timing Policy”).  Pursuant to the Market Timing Policy, the Fund may decline to accept an application or may reject a purchase request, including an exchange, from a market timer or an investor who, in Frontegra’s sole discretion, has a pattern of short-term or excessive trading or whose trading has been or may be disruptive to the Fund.  In addition, the Fund reserves the right to reject any purchase, including an exchange, that could adversely affect the Fund or its operations.  The Fund, Frontegra, Mastholm and their affiliates are prohibited from entering into arrangements with any shareholder or other person to permit frequent purchases and redemptions of Fund shares.

The Fund monitors and enforces the Market Timing Policy through:

•

the termination of a shareholder’s purchase and/or exchange privileges;

•

selective monitoring of trade activity;

•

the 2.00% redemption fee for redemptions or exchanges 30 days or less after purchase (determined on a first-in, first out basis); and

•

regular reports to the Board of Directors by the Fund’s Chief Compliance Officer regarding any unusual trading activity.

Frontegra or the Distributor have entered into shareholder information agreements with Financial Intermediaries, which enable Frontegra or the Distributor to request information to assist in monitoring for excessive short-term trading activity of individual shareholders within omnibus accounts.  Omnibus accounts are accounts maintained by Financial Intermediaries on behalf of multiple beneficial shareholders.  In some cases, the Fund may rely on the market timing policies of Financial Intermediaries, even if those policies are different from the Fund’s policy, when the Fund believes that the policies are reasonably designed to prevent excessive trading practices that are detrimental to the Fund.  If inappropriate trading is detected in an omnibus account, the Fund may request that the Financial Intermediary take action to prevent the underlying shareholder from engaging in such trading and to enforce the Fund’s or the Financial Intermediary’s market timing policy.  There may be legal and technological limitations on the ability of Financial Intermediaries to restrict the trading practices of their clients, and they may impose restrictions or limitations that are different from the Fund’s policies. As a result, the Fund’s ability to monitor and discourage excessive trading practices in omnibus accounts may be limited.

EXCHANGE PRIVILEGE

You may exchange your shares in any Frontegra Fund for shares in any other Frontegra Fund at any time by written request, if you meet the minimum investment requirements for the class and Fund into which you would like to exchange, and if the class and Fund are open to new investors.  The value of the shares to be exchanged and the price of the shares being purchased will be the NAV next determined after receipt of instructions for exchange in proper form.  An exchange from one Fund to another is treated, for federal income tax purposes, as a sale of the shares to be exchanged at their NAV and a subsequent use of the sales proceeds to purchase the replacement shares, and will generally result in the realization of a capital gain or loss determined by reference to your adjusted basis in the shares to be exchanged and the NAV of those shares on the date of the exchange.  Exchanges are not tax-free.  Exchange requests should be directed to: Frontegra Funds, Inc., c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.  For written exchange requests sent via overnight delivery, please use 615 East Michigan Street, Third Floor, Milwaukee, Wisconsin 53202-5207.

Exchange requests may be subject to limitations under the Market Timing Policy to ensure that the exchanges do not disadvantage the Fund or its shareholders.  The Company reserves the right to modify or terminate the exchange privilege upon 60 days’ written notice to each shareholder prior to the modification or termination taking effect.

If you exchange your shares in the Fund for shares in any other Frontegra Fund, you may be subject to the redemption fee described above under “Your Account—Redemption Fee.”

14

VALUATION OF FUND SHARES

Shares of the Fund are sold at the Fund’s NAV.  The NAV of the Fund is calculated using the market value of the Fund’s investments and is determined as of the close of trading (generally 4:00 p.m. Eastern Time) on each day the NYSE is open for business.  The Fund does not determine NAV on days the NYSE is closed.  The NYSE is closed on New Year’s Day, Martin Luther King, Jr. Day, President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.  The price at which a purchase order or redemption request is effected is based on the next calculation of NAV after we receive your transaction request in good order.

In determining the Fund’s NAV, each equity security traded on a securities exchange, including NASDAQ, is valued at the closing price on the exchange on which the security is principally traded.  Exchange-traded securities for which there were no transactions on a given day are valued at the most recent bid price.  Securities not listed on a securities exchange are valued at the most recent sale price.  Short-term investments maturing within 60 days are valued at amortized cost, which approximates fair value.

Any securities or other assets for which market valuations are not readily available or are unreliable are valued at fair value as determined by Frontegra or Mastholm in good faith and in accordance with procedures approved by the Fund’s Board of Directors.  Consequently, the price of a security used by the Fund to calculate its NAV may differ from the quoted or published price for the same security.  The Fund may use fair value pricing if, for example, trading in a particular security is halted and does not resume before the Fund calculates its NAV or the exchange on which a security is traded closes early.  Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security is materially different from the value that could be realized upon the sale of that security.

The Fund’s securities may be listed on foreign exchanges that trade on days when the Fund does not calculate NAV.  As a result, the market value of the Fund’s investments may change on days when you cannot purchase or sell Fund shares.  In addition, a foreign exchange may not value its listed securities at the same time that the Fund calculates its NAV.  If a significant event occurs in a foreign market after the close of the exchange that may affect a security’s value, such security may be valued at its fair value pursuant to the procedures discussed above.  The Board of Directors may rely on the recommendations of a fair value pricing service it has retained to assist in valuing foreign securities.  The fair value pricing service may employ quantitative models in determining fair value.

DISTRIBUTIONS AND FEDERAL INCOME TAX TREATMENT

As with any investment, you should consider how your investment in the Fund will be taxed.  If your account is not a retirement account or other tax-deferred arrangement (or you are not otherwise exempt from income tax), you should be aware of the following federal income tax implications.

Taxes on Distributions.  The Fund intends to distribute substantially all of its net investment company taxable income and net capital gain, if any, to shareholders at least annually.

For federal income tax purposes, distributions from the Fund’s net investment company taxable income (which includes dividends, interest, the excess of any net short-term capital gains over net long-term capital loss, and net gains from foreign currency transactions), if any, generally will be taxable to you as ordinary income whether reinvested in additional Fund shares or received in cash, unless such distributions are attributable to and reported by the Fund as “qualified dividend income” (as defined in the Internal Revenue Code of 1986, as amended).  “Qualified dividends” are currently eligible for the reduced rate of tax on long-term capital gains.  Currently, the maximum rate applicable to long-term capital gains, and thus, to qualified dividend income, is set at a rate of 15% (but scheduled to increase to 20% in 2013).

If the Fund reports distributions of net capital gains (the excess of net long-term capital gains over short-term capital losses) as “capital gain distributions,” then such distributions will be taxable as long-term capital gains whether reinvested in additional Fund shares or received in cash and regardless of the length of time you have owned your shares.

15

The Fund will inform shareholders of the source and tax status of all distributions after the close of each calendar year.

When the Fund makes a distribution, the Fund’s NAV decreases by the amount of the payment.  If you purchase shares shortly before a distribution, you will, nonetheless, be subject to income taxes on the distribution, even though the value of your investment (plus cash received, if any) remains the same.  The Fund expects that, because of its investment objective, its distributions will consist primarily of capital gain.  All distributions will automatically be reinvested in shares of the Fund at the then prevailing NAV unless you specifically request that either distributions of net investment company taxable income or net capital gains or both be paid in cash.  If you elect to receive distributions in cash, and the U.S. Postal Service cannot deliver the check, or if a check remains outstanding for six months, the Fund reserves the right to reinvest the distribution check in your account, at the Fund’s current NAV, and to reinvest all subsequent distributions.

The election to receive distributions in cash or reinvest them may be changed by writing to:  Frontegra Funds, Inc., c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.  For overnight deliveries, please use 615 East Michigan Street, Third Floor, Milwaukee, Wisconsin 53202-5207.  Such notice must be received at least five business days prior to the record date of any distribution.

Taxes on Sales, Redemptions and Exchanges.  Your sale or redemption of Fund shares will generally result in a taxable capital gain or loss to you, depending on whether the sale or redemption proceeds, including in kind proceeds, are more or less than your adjusted basis in the sold or redeemed shares (generally, the amount you paid for the shares).  Generally, the capital gain or loss will be long-term if you have held your Fund shares for more than one year and short-term if you have held your Fund shares for one year or less.  Any capital loss arising from the sale or redemption of Fund shares held for six months or less, however, is treated as a long-term capital loss to the extent of any amounts treated as distributions of net capital gain received on such shares.  As discussed above under “Exchange Privilege,” an exchange of Fund shares for shares in any other Frontegra Fund generally will have similar tax consequences to a redemption of Fund shares.

Withholding.  Except in cases of certain exempt shareholders, including most corporations, if you do not furnish the Fund with your correct Social Security Number or Taxpayer Identification Number and/or the Fund receives notification from the Internal Revenue Service requiring back-up withholding, the Fund is required by federal law to withhold federal income tax from your distributions and redemption proceeds, currently at a rate of 28% for U.S. residents (but scheduled to increase to 31% in 2013).

Foreign Tax Considerations.  Some foreign governments levy withholding taxes against dividend and interest income.  Although in some countries a portion of these taxes is recoverable, the non-recovered portion will reduce the return on the Fund’s securities.  The Fund may qualify to elect to pass through to you your pro rata share of foreign income taxes paid by the Fund.  The Fund will notify you if it makes such an election.

This section is not intended to be a full discussion of federal income tax laws and the effect of such laws on you.  There may be other federal, state, foreign or local tax considerations applicable to a particular investor.  You are urged to consult your own tax adviser.

Please see the SAI for more information about taxes.

16

DIRECTORS	TRANSFER AGENT

William D. Forsyth III	U.S. Bancorp Fund Services, LLC
David L. Heald	For overnight deliveries, use:
James M. Snyder	Frontegra Funds, Inc.
c/o U.S. Bancorp Fund Services, LLC
OFFICERS	615 East Michigan Street, 3rd Floor
Milwaukee, Wisconsin 53202-5207
William D. Forsyth III
Elyce D. Dilworth	For regular mail deliveries, use:
Frontegra Funds, Inc.
INVESTMENT ADVISER	c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Frontegra Asset Management, Inc.	Milwaukee, Wisconsin 53201-0701
400 Skokie Boulevard, Suite 500
Northbrook, Illinois 60062	INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM
SUBADVISER

Mastholm Asset Management, LLC	Ernst & Young LLP
601 Union Street, Suite 3720	155 N. Wacker Drive
Seattle, Washington 98101	Chicago, Illinois 60606

CUSTODIAN	LEGAL COUNSEL

U.S. Bank, N.A.	Godfrey & Kahn, S.C.
1555 N. River Center Drive, Suite 302	780 N. Water Street
Milwaukee, Wisconsin 53212	Milwaukee, Wisconsin 53202

DISTRIBUTOR

Frontegra Strategies, LLC
400 Skokie Boulevard, Suite 500
Northbrook, Illinois 60062

17

Additional information regarding the Company and the Fund is included in the SAI, which has been filed with the SEC.  The SAI is incorporated into this Prospectus by reference and therefore is legally part of this Prospectus.  Further information about the Fund’s investments is available in the Company’s annual and semi-annual reports to shareholders.  The Company’s annual report provides a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during the last fiscal year.  You may receive the SAI, annual report and semi-annual report free of charge, request other information about the Fund and make general inquiries by contacting the Company at the address below or by calling, toll-free, 1-888-825-2100.  The SAI and the annual and semi-annual reports are also available, free of charge, on the Company’s website at http://www.frontegra.com.

Information about the Fund (including the SAI) can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.  Please call the SEC at 1-202-551-8090 for information relating to the operation of the Public Reference Room.  Reports and other information about the Fund are also available on the EDGAR database on the SEC’s Internet site located at http://www.sec.gov.  Alternatively, copies of this information may be obtained, upon payment of a duplicating fee, by electronic request to the following e-mail address:  publicinfo@sec.gov, or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-1520.

Frontegra Funds, Inc.

c/o U.S. Bancorp Fund Services, LLC

P.O. Box 701, Milwaukee, Wisconsin 53201-0701

The Company’s 1940 Act File Number is 811-7685.

18

FRONTEGRA FUNDS

PROSPECTUS

Frontegra SAM Global Equity Fund

Institutional Class Shares (FSGLX)

Frontegra Asset Management, Inc.

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved these securities or determined if this Prospectus is truthful or complete.  Any representation to the contrary is a criminal offense.

October 31, 2011

Summary Section	1
Principal Investment Strategy and Related Risks	5
Financial Highlights	8
Fund Management	9
Your Account	10
Exchange Privilege	14
Valuation of Fund Shares	15
Distributions and Federal Income Tax Treatment	15

You should rely only on the information contained in this Prospectus and in the Statement of Additional Information (“SAI”), which is available upon request.  Frontegra Funds, Inc. (the “Company”) has not authorized others to provide additional information.  The Company does not authorize use of this Prospectus in any state or jurisdiction where the offering cannot legally be made.

SUMMARY SECTION

Investment Objective.  The investment objective of the Frontegra SAM Global Equity Fund (the “Fund”) is long-term growth of capital.

Fees and Expenses of the Fund.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	NONE
Redemption Fee (as a percentage of amount redeemed, if applicable)	2.00%
(a service fee of $15 will be imposed for shares redeemed by wire)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.80%
Distribution (12b-1) Fees	NONE
Other Expenses	1.61%
Total Annual Fund Operating Expenses	2.41%
Fee Waiver(1)	(1.21)%
Total Annual Fund Operating Expenses After Fee Waiver	1.20%

____________

(1)

Pursuant to an expense cap agreement between Frontegra Asset Management, Inc., the Fund’s investment adviser (“Frontegra”), and the Fund, Frontegra has contractually agreed to waive its management fee and/or reimburse the Fund’s operating expenses to the extent necessary to ensure that the Fund’s total operating expenses (excluding taxes, interest, brokerage commissions, acquired fund fees and expenses (“AFFE”) and extraordinary expenses) do not exceed 1.20% of the Fund’s average daily net assets.  The expense cap agreement will continue in effect until October 31, 2013 with successive renewal terms of one year unless terminated by Frontegra or the Company prior to any such renewal.  “Other Expenses” are presented before any waivers or expense reimbursements.

Example.  The following example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$122	$512	$1,059	$2,554

Portfolio Turnover.  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During its most recent fiscal year, the Fund had a portfolio turnover rate of 33% of the average value of its portfolio.

Principal Investment Strategy.  Under normal circumstances, the Fund invests at least 80% of its net assets (including any borrowings for investment purposes) in a non-diversified portfolio of equity and equity-related

1

securities issued by U.S. and non-U.S. companies that combine their market and financial strategy with a high level of environmental awareness and a clearly defined social policy (“Sustainable Leaders”).  As part of its principal investment strategy, the Fund may invest in securities of foreign companies, including emerging markets companies, and companies with medium and small market capitalizations, including micro-cap stocks.

Principal Investment Risks.

Market Risks.  The Fund’s investments are subject to market risk, which may cause the value of the Fund’s investments to decline.  If the value of the Fund’s investments goes down, the share price of the Fund will go down, and you may lose money.  U.S. and international markets have experienced extreme volatility, reduced liquidity, credit downgrades, increased likelihood of default and valuation difficulties in recent years.

Foreign Securities Risks.  The Fund’s foreign investments involve additional risks, including less liquidity, currency-rate fluctuations, political and economic instability and differences in financial reporting standards and securities market regulation.

Emerging Markets Risks.  The risks of foreign investments typically are greater in emerging markets due to factors such as smaller securities markets and lower trading volumes, less developed legal and accounting structures, substantial influence by an emerging market country’s government over the private sector and potential high levels of inflation, deflation or currency devaluations.

Non-Diversification Risks.  The Fund is non-diversified, which means it may invest more of its assets in a smaller number of companies than funds that are diversified.  Gains or losses on a single stock may have greater impact on the Fund than for other funds that invest in a greater number of companies.

Sustainability Investment Criteria Risks.  The Fund’s sustainability investment criteria may limit the number of investment opportunities available to the Fund.  The Fund’s returns may be less than those funds that are not subject to such investment considerations.  Companies that promote sustainability goals may not perform as well as companies that do not pursue such goals.

Currency Risks.  The value of the Fund’s foreign securities as measured in U.S. dollars may be affected unfavorably by changes in foreign currency exchange rates.  The Fund may also incur costs in connection with conversions between various currencies.

Small- and Medium-Capitalization Company Risks.  Small-capitalization and medium-capitalization companies are often more volatile and less liquid than larger companies.  Securities of these companies may be subject to greater and more abrupt price fluctuations and be more susceptible to market pressures and business failures.  The Fund may invest in small-capitalization companies whose securities may be traded only in the over-the-counter market or on a regional exchange, and may not trade with the frequency or volume typical of trading on a national exchange.

Micro-Capitalization Company Risks.  Micro-capitalization companies are generally even more volatile and less liquid relative to small-capitalization, medium-capitalization and large capitalization securities.

Management Risks.  The Fund is subject to management risk as an actively-managed investment portfolio and depends on the decisions of the portfolio managers to produce the desired results.

Performance.  The Fund is the successor to the SAM Sustainable Global Active Fund (the “Predecessor Fund”) pursuant to a reorganization that was completed on June 10, 2011.  Prior to this date, the Fund had no investment operations.  Accordingly, the performance and financial information for periods prior to June 10, 2011 is historical information for the Predecessor Fund.  The Fund has investment objectives, strategies and policies virtually identical to the Predecessor Fund, which was advised by Sustainable Asset Management USA, Inc. (“SAM”), the current subadviser to the Fund.

The following performance information provides some indication of the risks of investing in the Fund.  The bar chart shows the changes in the Fund’s performance before taxes for the past year, while the table compares the average annual total returns of the Fund to a broad measure of market performance.  Please keep in mind that past

2

performance (before and after taxes) does not necessarily represent how the Fund will perform in the future.  Updated performance data will be available on the Company’s website at www.frontegra.com or by calling toll-free to 1-888-825-2100.

Calendar Year Total Returns (1)

____________

(1)   Returns for the 2010 calendar year reflect the performance of the Predecessor Fund.

The Fund’s return from January 1, 2011 through September 30, 2011 was (16.20)%.

Best and Worst Quarterly Performance
(during the periods shown above)

Best Quarter Return	Worst Quarter Return
13.44% (3rd quarter, 2010)	(11.55)% (2nd quarter, 2010)

The after-tax returns for the Fund were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns (1)

(For the periods ended December 31, 2010)

	One Year	Since Inception (June 18, 2009)
Fund
Return Before Taxes	13.52%	25.97%
Return After Taxes on Distributions	12.41%	23.10%
Return After Taxes on Distributions and Sale of Fund Shares	9.57%	20.81%
MSCI World Index (reflects no deductions for fees, expense or taxes)	11.76%	23.47%
____________________
(1) Fund returns for the period from June 18, 2009 to December 31, 2010 reflect the performance of the Predecessor Fund.

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Management.

Investment Adviser and Subadviser.  Frontegra is the investment adviser to the Fund.  SAM is the subadviser to the Fund.

Portfolio Managers.

Name	Portfolio Manager of the Fund Since	Title
Diego d’Argenio	2009	Senior Portfolio Manager

Kai Fachinger	2009	Deputy Portfolio Manager

Purchase and Sale of Fund Shares.  You may purchase or redeem shares of the Fund on any business day by written request to Frontegra Funds, Inc., c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701 or through a financial intermediary.  The Fund’s minimum initial investment is $100,000 and the minimum subsequent investment is $1,000.  Frontegra may reduce or waive the minimums in its sole discretion.

Tax Information.  The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA.  You may be taxed later upon withdrawal of your investment from these tax-deferred accounts.

Payments to Broker-Dealers and Other Financial Intermediaries.  If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create conflicts of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

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PRINCIPAL INVESTMENT STRATEGY AND RELATED RISKS

Investment Objective.  The investment objective of the Fund is long-term growth of capital.  This investment objective is fundamental and may not be changed without shareholder approval.

Principal Investment Strategy.

Sustainable Leaders include companies in SAM’s universe of sustainable investments.  SAM determines its universe of sustainable investments by analyzing economic, environmental and social criteria.  SAM believes that these characteristics of Sustainable Leaders make them better equipped to identify and respond to the opportunities and risks presented by global trends.

In selecting portfolio securities for the Fund, SAM first defines the eligible universe through its sustainability research.  SAM starts with macro research, continues by screening companies for sustainability and eliminates companies that are too small or illiquid.  Second, valuations of companies are conducted using SAM’s unique models, which assess financial criteria as well as sustainability aspects pertaining to the environment and social criteria.  Sustainability means striving to achieve economic success, while at the same time considering ecological and social objectives.  In assessing sustainability, areas such as corporate strategy, corporate governance, transparency as well as product and service range of a company will be taken into consideration.  Finally, SAM applies its bottom-up portfolio construction process, which utilizes the valuations of the companies, and is based on the discrepancy between security price and sustainable fair value and on the portfolio risk characteristics of the company’s securities.

The Fund defines non-U.S. companies as companies:

•

that are organized under the laws of a foreign country;

•

whose principal trading market is in a foreign country; or

•

that have a majority of their assets, or that derive a significant portion of their revenue or profits from businesses, investments or sales, outside of the United States.

Under normal market conditions, the Fund invests at least 40% of its net assets in non-U.S. companies.  If SAM deems market conditions unfavorable, the Fund would still invest at least 30% of its net assets in non-U.S. companies.  The Fund generally will be invested in issuers located in countries with developed securities markets, but may also invest in issuers located in emerging markets.  Under normal market conditions, the Fund expects that its investment in emerging markets will not exceed 30%.  The Fund will allocate its assets among various regions and countries, including the United States (but in no less than three different countries).

The Fund may invest in companies of any market capitalization and currently expects that a significant amount of the Fund’s assets will be invested in micro-, small- and medium-capitalization companies.  Micro- and small-capitalization companies generally will have market capitalizations under $2 billion.  Medium-capitalization companies generally will have market capitalizations between $2 billion and $10 billion.  Large-capitalization companies generally will have capitalizations of over $10 billion.  The Fund may invest up to 20% of its net assets in equity and equity-related securities issued by non-Sustainable Leaders.

Temporary Strategy.  The Fund may invest up to 100% of its total assets in cash and short-term fixed income securities as a temporary defensive position during adverse market, economic or political conditions or in other limited circumstances, such as in the case of unusually large cash inflows or redemptions.  When so invested, the Fund may not achieve its investment objective.

Principal Risk Factors.

Market Risks.  The Fund’s investments are subject to market risk, which may cause the value of the Fund’s investments to decline.  If the value of the Fund’s investments goes down, you may lose money.  The share price of

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the Fund is expected to fluctuate.  Your shares at redemption may be worth more or less than your initial investment.  U.S. and international markets have experienced extreme volatility, reduced liquidity, credit downgrades, increased likelihood of default and valuation difficulties in recent years.

Foreign Securities Risks.  The Fund invests significantly in securities of companies in foreign countries.  Foreign investments involve additional risks, including less liquidity, currency-rate fluctuations, political and economic instability, differences in financial reporting standards and less strict regulation of the securities markets compared to U.S. markets.

Emerging Markets Risks.  The risks of foreign investments typically are greater in emerging markets.  Less developed countries may have smaller securities markets and lower trading volumes, which may lead to greater price volatility.  These countries may have less developed legal and accounting structures and are more likely to experience high levels of inflation, deflation or currency devaluations, which could adversely affect their economies and securities markets.

Non-Diversification Risks.  The Fund is non-diversified. Compared to other funds, the Fund may invest more of its assets in a smaller number of companies.  Gains or losses on a single stock may have greater impact on the Fund.

Sustainability Investment Criteria Risks.  The Fund’s sustainability investment criteria may limit the number of investment opportunities available to the Fund and inhibit its ability to participate in certain attractive investments that otherwise would be consistent with its investment objective.  As a result, at times the Fund’s returns may be less than those of funds that are not subject to such special investment considerations. Moreover, companies that promote sustainability goals may not perform as well as companies that do not pursue such goals.

Currency Risks.  Investments in foreign securities denominated and traded in foreign currencies involve additional risks.  The value of the Fund’s foreign securities as measured in U.S. dollars may be affected unfavorably by changes in foreign currency exchange rates.  In addition, the Fund may incur costs in connection with conversions between various currencies.

Small- and Medium-Capitalization Company Risks.  Small-capitalization and medium-capitalization companies are often more volatile and less liquid than investments in larger companies.  The frequency and volume of trading in securities of medium-capitalization and small-capitalization companies may be substantially less than is typical of larger companies.  Therefore, securities of these companies may be subject to greater and more abrupt price fluctuations and may lack the management experience, financial resources and product diversification of larger companies, making them more susceptible to market pressures and business failure.  The Fund may invest in small-capitalization companies whose securities may be traded only in the over-the-counter market or on a regional securities exchange, may be listed only in the quotation service commonly known as the “pink sheets” and may not be traded every day or in at the volume typical of trading on a national securities exchange.

Micro-Capitalization Risks.  The prices of micro-capitalization securities are generally even more volatile and their markets are even less liquid relative to small-capitalization, mid-capitalization and large-capitalization securities.  Therefore, investments in the Fund may involve considerably more risk of loss and its returns may differ significantly from funds that do not invest in securities of micro-capitalization companies.

Management Risks.  The Fund is subject to management risk as an actively-managed investment portfolio.  SAM and each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results.  If SAM is not able to select better-performing securities, the Fund may lose money.

Non-Principal Investment Strategy.  The Fund may (but is not required to) invest in derivatives, such as options, swaps, futures, foreign currency exchange contracts and currency forwards, in lieu of investing directly in a security, currency or instrument, or for hedging purposes.  Investments in derivatives expose the Fund to additional risks and transaction costs and may result in losses.  The use of derivatives include the risk that securities prices will not move in the direction that SAM anticipates and the risk that the counterparty will fail to perform its obligations, which may result in losses exceeding the amounts invested.

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Who Should Invest.  The Fund is suitable for long-term investors only and is not designed as a short-term investment vehicle.  The Fund may be an appropriate investment for you if you:

•

Seek long-term growth of capital; and

•

Want to include a global equity fund in your portfolio.

Portfolio Holdings Disclosure Policy.  A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the SAI.

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FINANCIAL HIGHLIGHTS

The financial highlights table describes the Fund’s financial performance since inception.  Certain information reflects financial results for a single Fund share.  The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund for the stated period (assuming reinvestment of all distributions).  On June 10, 2011, the Fund acquired all of the assets and stated liabilities of the Predecessor Fund in exchange for shares of the Fund.  Accordingly, the Fund is the successor to the Predecessor Fund and has carried forward the historical performance and financial statements of the Predecessor Fund. The information has been audited by Ernst & Young LLP, whose report, along with the Fund’s financial statements, is included in the Fund’s annual report, which is available upon request.

FRONTEGRA SAM GLOBAL EQUITY FUND
	Period Ended June 30, 2011(1)(2)	Year Ended August 31, 2010	Period Ended August 31, 2009(3)
Net Asset Value, Beginning of Period	$11.00	$11.30	$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.25	0.18(4)	0.01(4)
Net realized and unrealized gain on investments	2.53	0.47	1.29
Total Income from Investment Operations	2.78	0.65	1.30

LESS DISTRIBUTIONS:
From net investment income	(0.21)	(0.05)	—
From net realized gain on investments	(0.42)	(0.90)	—
Total Distributions	(0.63)	(0.95)	—

Redemption fees retained	—	—(5)	—

Net Asset Value, End of Period	$13.15	$11.00	$11.30

Total Return	25.64%(6)	5.42%	13.00%(6)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$19,292	$16,756	$11,614
Ratio of expenses to average net assets:
Before waivers and reimbursements	2.41%(7)	2.81%	4.06%(7)
Net of waivers and reimbursements	1.20%(7)	1.20%	1.20%(7)
Ratio of net investment income (loss) to average net assets:
Before waivers and reimbursements	1.02%(7)	(0.03)%	(2.59)%(7)
Net of waivers and reimbursements	2.23%(7)	1.58%	0.27%(7)
Portfolio turnover rate	33%(6)	88%	72%(6)

(1)	Effective June 30, 2011, the Fund changed its fiscal year end to June 30 from August 31.
(2)	Effective June 10, 2011, Frontegra Asset Management, Inc. became adviser and Sustainable Asset Management USA, Inc. became subadviser to the Fund.
(3)	Commenced operations on June 18, 2009.
(4)	Per share net investment income has been calculated using the daily average share method.
(5)	Less than one cent per share.
(6)	Not annualized.
(7)	Not annualized.

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FUND MANAGEMENT

Board of Directors.  Under the laws of the State of Maryland, the Board of Directors of the Company (the “Board”) is responsible for managing the Company’s business and affairs.  The Board also oversees duties required by applicable state and federal law.  The Company has entered into an investment advisory agreement with Frontegra pursuant to which Frontegra supervises the management of the Fund’s investments and business affairs, subject to the supervision of the Company’s Board of Directors.  Frontegra has entered into a subadvisory agreement with SAM under which SAM serves as the Fund’s portfolio manager and, subject to Frontegra’s supervision, manages the Fund’s portfolio.  Frontegra provides office facilities for the Fund and pays the salaries, fees and expenses of all officers and directors of the Fund who are interested persons of Frontegra.

Adviser.  The Company is managed by Frontegra, which supervises the management of the Fund’s portfolio by SAM and administers the Company’s business affairs.  Frontegra was organized in 1996 and is located at 400 Skokie Boulevard, Suite 500, Northbrook, Illinois 60062.  William D. Forsyth III, the President of the Company and Frontegra, owns 100% of Frontegra.

A discussion regarding the Board’s basis for approving the investment advisory agreement and the subadvisory agreement is included in the Fund’s annual report for the period ended June 30, 2011.

Advisory Fees.  Under the investment advisory agreement, the Fund compensates Frontegra at the annual rate of 0.80% of the Fund’s average daily net assets.  Pursuant to an expense cap agreement between Frontegra and the Fund, Frontegra agreed to waive its management fee and/or reimburse the Fund’s operating expenses to the extent necessary to ensure that the Fund’s total operating expenses (excluding taxes, interest, brokerage commissions, AFFE and extraordinary expenses) do not exceed 1.20% of the Fund’s average daily net assets.  The expense cap agreement will continue in effect until October 31, 2013 with successive renewal terms of one year unless terminated by Frontegra or the Company prior to any such renewal.  The expense cap agreement has the effect of lowering the overall expense ratio for the Fund and increasing the Fund’s overall return to investors during the time any such amounts are waived and/or reimbursed.

SAM.  SAM was organized in 2005 and is located at 909 Third Avenue, 32nd Floor, New York, NY 10022 and Josefstrasse 218, CH-8005 Zurich, Switzerland.  SAM is a subsidiary of Robeco Groep N.V., a Dutch public limited company.  Under the subadvisory agreement, SAM is compensated by Frontegra for its investment subadvisory services at the annual rate of 50% of the net advisory fee received by Frontegra, after giving effect to any fee waiver or reimbursement of Frontegra pursuant to the expense cap agreement discussed above.  Additionally, SAM will reimburse Frontegra out of the subadvisory fees received for Frontegra’s expenses related to the reorganization of the Predecessor Fund into the Fund.  SAM provides continuous advice and recommendations concerning the Fund’s investments and is responsible for selecting the broker-dealers who execute the portfolio transactions.  In addition to providing investment advisory services to the Fund, SAM provides investment management to institutional and proprietary accounts.  As of September 30, 2011, SAM had approximately U.S. $11.2 billion under management.

Portfolio Managers.  Diego d’Argenio, CFA serves as senior portfolio manager for the Fund and Kai Fachinger serves as deputy portfolio manager for the Fund.

Mr. d’Argenio has served as senior portfolio manager for the Fund since 2005.  He has been dually employed by SAM and SAM AG since 2005.  From 2002-2005, he worked at ARCA Asset Management in Milan as equity portfolio manager and member of its investment committee in charge of tactical asset allocation development.  He started his career at Kuwait Petroleum as a financial analyst.  Mr. d’Argenio successfully pursued studies in economics with a major in finance at Rome University, and holds a master’s degree in finance and investment banking.  He has also earned the right to use the Chartered Financial Analyst designation.

Mr. Fachinger has served as deputy portfolio manager of the Fund since joining SAM in 2007.  From 2006-2007, he worked as a financial engineer at Allianz Global Investors, where he was responsible for asset liability studies as well as for conception studies for life cycle and decumulation solutions.  He earned his degree in mathematical finance from the University of Konstanz (Germany) in 2006.

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The Fund’s SAI provides additional information about the Fund’s portfolio managers, including other accounts managed, their ownership of Fund shares and their compensation.

Custodian, Transfer Agent and Administrator.  U.S. Bank, N.A. acts as custodian of the Fund’s assets.  U.S. Bancorp Fund Services, LLC serves as transfer agent for the Fund (the “Transfer Agent”) and as the Fund’s administrator.  U.S. Bank, N.A. and U.S. Bancorp Fund Services, LLC are affiliated entities.

Distributor.  Frontegra Strategies, LLC (the “Distributor”), 400 Skokie Boulevard, Suite 500, Northbrook, Illinois 60062 acts as the principal distributor of the Fund’s shares.  The Distributor is managed and owned by Mr. Forsyth, who manages and owns the Fund’s investment adviser, Frontegra.  Accordingly, the Distributor and Frontegra are affiliates.

Payments to Financial Intermediaries.  Shares of the Fund may be offered through financial intermediaries, such as fund supermarkets, or through broker-dealers who are authorized by the Distributor or an affiliate to sell shares of the Fund (collectively, “Financial Intermediaries”).  If you purchase Fund shares through a Financial Intermediary, you may be subject to different fees or policies than those set forth in this Prospectus.  From time to time, the Distributor or an affiliate may enter into arrangements with brokers or other Financial Intermediaries pursuant to which such parties agree to perform sub-transfer agent, record-keeping, administrative or other services on behalf of their clients who are shareholders of the Fund.  Pursuant to these arrangements, the Distributor or an affiliate may make payments to Financial Intermediaries for services provided to clients who hold shares of the Fund through omnibus accounts.  In some circumstances, the Fund may directly pay the intermediary for performing transfer agent and related services, provided that the aggregate fee does not exceed what the Fund would pay the Transfer Agent if the intermediary’s clients were direct shareholders of the Fund.

In addition, the Distributor or an affiliate may pay additional compensation to certain Financial Intermediaries.  Under these arrangements, the Distributor or an affiliate may make payments from their own resources, and not as an additional charge to the Fund, to a Financial Intermediary to compensate it for distribution and marketing services, including the opportunity to distribute the Fund.  For example, the Distributor or an affiliate may compensate Financial Intermediaries for providing the Fund with “shelf space” or access to a third party platform or fund offering list or other marketing programs, including, without limitation, inclusion of the Fund on preferred or recommended sales lists, mutual fund “supermarket” platforms, other formal sales programs and other forms of marketing support.  The amount of these payments is determined from time to time by the Distributor or an affiliate and may differ among such Financial Intermediaries based upon one or more of the following factors:  gross sales, current assets, the number of accounts of the Fund held by the Financial Intermediaries or other factors agreed to by the parties.  The receipt of (or prospect of receiving) such compensation may provide the intermediary and its salespersons with an incentive to favor sales of Fund shares, or a particular class of those shares, over other investment alternatives.  You may wish to consider whether such arrangements exist when evaluating recommendations from an intermediary.

YOUR ACCOUNT

How to Purchase Shares.  Shares of the Fund are sold on a continuous basis at net asset value (“NAV”).  The Fund’s NAV is determined as of the close of trading on the New York Stock Exchange (the “NYSE”) (generally 4:00 p.m., Eastern Time) on each day the NYSE is open.  The NAV is determined by adding the value of the Fund’s investments, cash and other assets, subtracting the liabilities and then dividing the result by the total number of shares outstanding.  Your purchase price will be the Fund’s NAV next determined after the Fund or an authorized agent, such as a Financial Intermediary, receives your request in proper form.  The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents.  Deposit in the mail or with a delivery service does not constitute receipt by the Transfer Agent.  A confirmation indicating the details of the transaction will be sent to you promptly. Shares are credited to your account, but certificates are not issued. However, you will have full shareholder rights.

Investments may be made by mail or wire.  The investment minimums noted above are waived for investments by qualified employee benefit plans.  Investment minimums may also be waived or reduced at the Fund’s discretion for certain registered investment advisers, broker-dealers, fee-based programs at broker-dealers and individuals accessing accounts through registered investment advisers.  The Fund reserves the right to change or waive these

10

minimums at any time.  You will be given at least 30 days’ notice of any increase in the minimum dollar amount of purchases.

You may purchase shares of the Fund by completing an application and mailing it along with a check payable to “Frontegra Funds, Inc.” to:  Frontegra Funds, Inc., c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.  For overnight deliveries, please use 615 East Michigan Street, Third Floor, Milwaukee, Wisconsin 53202-5207.  The Fund will not accept payment in cash or money orders.  The Fund also does not accept cashier’s checks in amounts of less than $10,000.  To prevent check fraud, the Fund will not accept third party checks, Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares.  The Fund is unable to accept post dated checks, post dated on-line bill pay checks, or any conditional order or payment.  Purchases must be made in U.S. dollars and all checks must be drawn on a U.S. bank.  If your check does not clear, you will be charged a $25 service fee.  You will also be responsible for any losses suffered by the Fund as a result.  In the event a shareholder is unable to make the Fund whole in such a case, Frontegra will generally be responsible for any losses, with the right to seek indemnification or contribution from other parties.  All applications to purchase shares of the Fund are subject to acceptance by the Company and are not binding until so accepted.  The Company reserves the right to reject an application in whole or in part.

Alternatively, you may place an order to purchase shares of the Fund through a Financial Intermediary, who may charge a transaction fee for placing orders to purchase Fund shares or have policies or procedures that differ from those set forth in this Prospectus.  It is the responsibility of the Financial Intermediary to place the order with the Fund on a timely basis.  Please consult your Financial Intermediary regarding fee information and procedures for purchasing and selling shares of the Fund.

Important Information about Procedures for Opening a New Account.  The Company, on behalf of the Fund, is required to comply with various anti-money laundering laws and regulations.  To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions, including mutual funds, to obtain, verify and record information that identifies each person who opens an account.  Consequently, the Transfer Agent will verify certain information on your account application as part of the Fund’s Anti-Money Laundering Program.  As requested on the application, you must supply your full name, date of birth, social security number and permanent street address.  We may also ask for other identifying documents or information.  Mailing addresses containing only a P.O. Box will not be accepted.  Please contact the Transfer Agent at 1-888-825-2100 if you need additional assistance when completing your application.

If we do not have a reasonable belief of your identity, the account will be rejected or you will not be allowed to perform a transaction on the account until such information is received.  The Fund also reserves the right to close the account within five business days if clarifying information and/or documentation is not received.  If at any time the Fund detects suspicious behavior or if certain account information matches government lists of suspicious persons, the Fund may determine not to open an account, may close an existing account, may file a suspicious activity report or may take other action.  Any delay in processing your order will affect the purchase price you receive for your shares.  The Company and the Transfer Agent are not liable for fluctuations in NAV experienced as a result of such delays in processing.

In order to purchase shares, you must reside in a jurisdiction where Fund shares may lawfully be offered for sale.  Shares of the Fund have not been registered for sale outside of the United States except to investors with United States military APO or FPO addresses.  The Fund may not be sold to investors residing outside the United States and its territories, except upon evidence of compliance with the laws of the applicable foreign jurisdictions.

If you purchase shares of the Fund by check and request the redemption of such shares, payment of the redemption proceeds may be delayed for up to 12 days in order to ensure that the check for the investment has cleared.  This is a security precaution only and does not affect your investment.

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Initial Investment By Wire.  In addition, you may purchase shares of the Fund by wire.  Instruct your bank to use the following instructions when wiring funds:

Wire to:	U.S. Bank, N.A.
777 E. Wisconsin Ave.
Milwaukee, WI 53202
ABA Number 075000022

Credit to:	U.S. Bancorp Fund Services, LLC
Account Number 112-952-137

Further credit to:	Frontegra Funds, Inc.
Frontegra SAM Global Equity Fund
(investor account number)
(name or account registration)

If you are making an initial investment in the Fund, before you wire funds, please contact the Transfer Agent by phone to make arrangements with a telephone service representative to submit your completed application via mail, overnight delivery, or facsimile.  Upon receipt of your application, your account will be established and a service representative will contact you within 24 hours to provide an account number and to confirm the wiring instructions.

The Fund is not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system.  Wired funds must be received prior to 4:00 p.m. Eastern time to be eligible for same day pricing.

Subsequent Investments.  You may make additions to your account by mail or by wire.  When making an additional purchase by mail, enclose a check payable to “Frontegra Funds, Inc.” along with the additional investment form provided on the lower portion of your account statement.

Subsequent Investments By Wire.  To make an additional purchase by wire, please contact the Transfer Agent to advise them of your intent to wire funds.  This will ensure prompt and accurate credit upon receipt of your wire.  To make an additional investment by wire, please follow the wire instructions used to open an account.

How to Redeem Shares.  You may request redemption of part or all of your Fund shares at any time.  The price you receive will be the NAV next determined after the Fund receives your request in proper form, subject to the redemption fee described below if the shares have been held for 30 days or less.  Once your redemption request is received in proper form, the Fund normally will mail or wire your redemption proceeds the next business day and, in any event, no later than seven calendar days after receipt of a redemption request.  However, where securities have been sold to generate cash for payment of a redemption, your redemption proceeds will not be paid until the first business day after the sales proceeds are received by the Fund.  Also, the Fund may hold payment of your redemption proceeds until the Transfer Agent is reasonably satisfied that the purchase check has cleared, which may be up to 12 days.  In addition to the redemption procedures described below, redemptions may also be made through Financial Intermediaries who may charge a commission or other transaction fee.

Written Redemption.  To redeem shares in the Fund please furnish a written, unconditional request to: Frontegra Funds, Inc., c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.  For written redemption requests sent via overnight delivery, please use 615 East Michigan Street, Third Floor, Milwaukee, Wisconsin 53202-5207.  Your request must (i) be signed exactly as the shares are registered, including the signature of each owner and (ii) specify the number of Fund shares or dollar amount to be redeemed.  The Transfer Agent may request additional documentation from corporations, executors, administrators, trustees, guardians, agents or attorneys-in-fact.  Redemption proceeds may be wired to a commercial bank authorized on your account. Please note that if you redeem shares by wire, you will be charged a $15 service fee.  If you have redeemed all of your shares, the wire fee would be deducted from the redemption proceeds.  If you have only redeemed a portion of your account, the fee will be deducted from the remaining balance in your account.  If the dollar amount requested to be redeemed is greater than the current value of your account, your entire account balance may be redeemed.

Shareholders who have an IRA or other retirement plan must indicate on their redemption request whether or not to withhold federal income tax.  Redemption requests failing to indicate an election not to have tax withheld will generally be subject to 10% federal income tax withholding.

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Purchases In Kind.  Shares of the Fund may be purchased “in kind,” subject to the approval of Frontegra and/or SAM and their determination that the securities are acceptable investments for the Fund and that they have a value that is readily ascertainable in accordance with the Fund’s valuation policies.  In an in kind purchase, investors transfer securities to the Fund in exchange for Fund shares.  Securities accepted by the Fund in an in kind purchase will be valued at market value.  In general, an investor transferring securities for shares will recognize a gain or loss, for federal income tax purposes, on an in kind purchase of the Fund, calculated as if the investor had sold the securities for their fair market value and used the proceeds to purchase shares of the Fund.

Redemptions In Kind.  The Fund reserves the right to make a “redemption in kind” (a payment in portfolio securities rather than cash) if the amount you are redeeming is in excess of the lesser of (i) $250,000 or (ii) 1% of the Fund’s assets.  In such cases, you may incur brokerage costs in converting these securities to cash.

Redemption Fee.  A redemption fee of 2.00% will be charged on shares of the Fund redeemed (including in connection with an exchange) 30 days or less from their date of purchase.  The redemption fee is paid directly to the Fund and is designed to offset brokerage commissions, market impact and other costs associated with short-term trading of Fund shares.  For purposes of determining whether the redemption fee applies, the shares that were held the longest will be redeemed first.  The redemption fee does not apply to:

•

shares purchased through certain omnibus accounts, including qualified retirement plans;

•

shares acquired through re-investment of distributions of net investment income or capital gain; or

•

shares redeemed because of death or disability.

Frontegra may, at its discretion, waive the redemption fee in the case of hardship and in other limited circumstances with respect to certain types of redemptions or exchanges that do not indicate market timing strategies.

Signature Guarantees.  Signature guarantees are required in the following circumstances:

•

for redemption proceeds sent to any person, address or bank account not on record;

•

for requests to wire redemption proceeds (if not previously authorized on the account);

•

for redemption requests submitted within 30 days of an address change;

•

when changing account ownership; and

•

in other situations deemed necessary by the Transfer Agent or the Fund to protect against the possibility of fraud.

A signature guarantee may be obtained from any bank, savings and loan association, credit union, brokerage firm or other eligible guarantor institution, but not a notary public.  Non-financial transactions, including establishing or modifying certain services on an account, may require a signature verification from a Signature Validation Program member or other acceptable form of authentication from a financial institution source, such as notarization from commercial banks or brokerage firms.

Account Termination.  Your account may be terminated by the Fund on not less than 30 days’ notice if the value of the shares in an account falls below $10,000 as a result of redemptions.  Upon any such termination, a check for the redemption proceeds will be sent to the address of record within seven calendar days of the redemption.

Market Timing Policy.  The Fund or Frontegra may determine from the amount, frequency and pattern of exchanges that a shareholder is engaged in excessive trading that is detrimental to the Fund or its other shareholders.  Such short-term or excessive trading into and out of the Fund may harm all shareholders by disrupting investment strategies, increasing brokerage, administrative and other expenses, decreasing tax efficiency and diluting the value of shares held by long-term shareholders.

13

The Board of Directors has approved policies that seek to discourage frequent purchases and redemptions and curb the disruptive effects of frequent trading (the “Market Timing Policy”).  Pursuant to the Market Timing Policy, the Fund may decline to accept an application or may reject a purchase request, including an exchange, from a market timer or an investor who, in Frontegra’s sole discretion, has a pattern of short-term or excessive trading or whose trading has been or may be disruptive to the Fund.  In addition, the Fund reserves the right to reject any purchase, including an exchange, that could adversely affect the Fund or its operations.  The Fund, Frontegra, SAM and their affiliates are prohibited from entering into arrangements with any shareholder or other person to permit frequent purchases and redemptions of Fund shares.

The Fund monitors and enforces the Market Timing Policy through:

•

the termination of a shareholder’s purchase and/or exchange privileges;

•

selective monitoring of trade activity;

•

the 2.00% redemption fee for redemptions or exchanges 30 days or less after purchase (determined on a first-in, first out basis); and

•

regular reports to the Board of Directors by the Fund’s Chief Compliance Officer regarding any unusual trading activity.

Frontegra or the Distributor have entered into shareholder information agreements with Financial Intermediaries, which enable Frontegra or the Distributor to request information to assist in monitoring for excessive short-term trading activity of individual shareholders within omnibus accounts.  Omnibus accounts are accounts maintained by Financial Intermediaries on behalf of multiple beneficial shareholders.  In some cases, the Fund may rely on the market timing policies of Financial Intermediaries, even if those policies are different from the Fund’s policy, when the Fund believes that the policies are reasonably designed to prevent excessive trading practices that are detrimental to the Fund.  If inappropriate trading is detected in an omnibus account, the Fund may request that the Financial Intermediary take action to prevent the underlying shareholder from engaging in such trading and to enforce the Fund’s or the Financial Intermediary’s market timing policy.  There may be legal and technological limitations on the ability of Financial Intermediaries to restrict the trading practices of their clients, and they may impose restrictions or limitations that are different from the Fund’s policies. As a result, the Fund’s ability to monitor and discourage excessive trading practices in omnibus accounts may be limited.

EXCHANGE PRIVILEGE

You may exchange your shares in any Frontegra Fund for shares in any other Frontegra Fund at any time by written request, if you meet the minimum investment requirements for the class and Fund into which you would like to exchange, and if the class and Fund are open to new investors.  The value of the shares to be exchanged and the price of the shares being purchased will be the NAV next determined after receipt of instructions for exchange in proper form.  An exchange from one Fund to another is treated, for federal income tax purposes, as a sale of the shares to be exchanged at their NAV and a subsequent use of the sales proceeds to purchase the replacement shares, and will generally result in the realization of a capital gain or loss determined by reference to your adjusted basis in the shares to be exchanged and the NAV of those shares on the date of the exchange.  Exchanges are not tax-free.  Exchange requests should be directed to: Frontegra Funds, Inc., c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.  For written exchange requests sent via overnight delivery, please use 615 East Michigan Street, Third Floor, Milwaukee, Wisconsin 53202-5207.

Exchange requests may be subject to limitations under the Market Timing Policy to ensure that the exchanges do not disadvantage the Fund or its shareholders.  The Company reserves the right to modify or terminate the exchange privilege upon 60 days’ written notice to each shareholder prior to the modification or termination taking effect.

If you exchange your shares in the Fund for shares in any other Frontegra Fund, you may be subject to the redemption fee described above under “Your Account—Redemption Fee.”

14

VALUATION OF FUND SHARES

Shares of the Fund are sold at the Fund’s NAV.  The NAV of the Fund is calculated using the market value of the Fund’s investments and is determined as of the close of trading (generally 4:00 p.m. Eastern Time) on each day the NYSE is open for business.  The Fund does not determine NAV on days the NYSE is closed.  The NYSE is closed on New Year’s Day, Martin Luther King, Jr. Day, President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.  The price at which a purchase order or redemption request is effected is based on the next calculation of NAV after we receive your transaction request in good order.

In determining the Fund’s NAV, each equity security traded on a securities exchange, including NASDAQ, is valued at the closing price on the exchange on which the security is principally traded.  Exchange-traded securities for which there were no transactions on a given day are valued at the most recent bid price.  Securities not listed on a securities exchange are valued at the most recent sale price.  Short-term investments maturing within 60 days are valued at amortized cost, which approximates fair value.

Any securities or other assets for which market valuations are not readily available or are unreliable are valued at fair value as determined by Frontegra or SAM in good faith and in accordance with procedures approved by the Fund’s Board of Directors.  Consequently, the price of a security used by the Fund to calculate its NAV may differ from the quoted or published price for the same security.  The Fund may use fair value pricing if, for example, trading in a particular security is halted and does not resume before the Fund calculates its NAV or the exchange on which a security is traded closes early.  Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security is materially different from the value that could be realized upon the sale of that security.

The Fund’s securities may be listed on foreign exchanges that trade on days when the Fund does not calculate NAV.  As a result, the market value of the Fund’s investments may change on days when you cannot purchase or sell Fund shares.  In addition, a foreign exchange may not value its listed securities at the same time that the Fund calculates its NAV.  If a significant event occurs in a foreign market after the close of the exchange that may affect a security’s value, such security may be valued at its fair value pursuant to the procedures discussed above.  The Board of Directors may rely on the recommendations of a fair value pricing service it has retained to assist in valuing foreign securities.  The fair value pricing service may employ quantitative models in determining fair value.

DISTRIBUTIONS AND FEDERAL INCOME TAX TREATMENT

As with any investment, you should consider how your investment in the Fund will be taxed.  If your account is not a retirement account or other tax-deferred arrangement (or you are not otherwise exempt from income tax), you should be aware of the following federal income tax implications.

Taxes on Distributions.  The Fund intends to distribute substantially all of its net investment company taxable income and net capital gain, if any, to shareholders at least annually.

For federal income tax purposes, distributions from the Fund’s net investment company taxable income (which includes dividends, interest, the excess of any net short-term capital gains over net long-term capital loss, and net gains from foreign currency transactions), if any, generally will be taxable to you as ordinary income whether reinvested in additional Fund shares or received in cash, unless such distributions are attributable to and reported by the Fund as “qualified dividend income” (as defined in the Internal Revenue Code of 1986, as amended).  “Qualified dividends” are currently eligible for the reduced rate of tax on long-term capital gains.  Currently, the maximum rate applicable to long-term capital gains, and thus, to qualified dividend income, is set at a rate of 15% (but scheduled to increase to 20% in 2013).

If the Fund reports distributions of net capital gains (the excess of net long-term capital gains over short-term capital losses) as “capital gain distributions,” then such distributions will be taxable as long-term capital gains whether reinvested in additional Fund shares or received in cash and regardless of the length of time you have owned your shares.

15

The Fund will inform shareholders of the source and tax status of all distributions after the close of each calendar year.

When the Fund makes a distribution, the Fund’s NAV decreases by the amount of the payment.  If you purchase shares shortly before a distribution, you will, nonetheless, be subject to income taxes on the distribution, even though the value of your investment (plus cash received, if any) remains the same.  The Fund expects that, because of its investment objective, its distributions will consist primarily of capital gain.  All distributions will automatically be reinvested in shares of the Fund at the then prevailing NAV unless you specifically request that either distributions of net investment company taxable income or net capital gains or both be paid in cash.  If you elect to receive distributions in cash, and the U.S. Postal Service cannot deliver the check, or if a check remains outstanding for six months, the Fund reserves the right to reinvest the distribution check in your account, at the Fund’s current NAV, and to reinvest all subsequent distributions.

The election to receive distributions in cash or reinvest them may be changed by writing to:  Frontegra Funds, Inc., c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.  For overnight deliveries, please use 615 East Michigan Street, Third Floor, Milwaukee, Wisconsin 53202-5207.  Such notice must be received at least five business days prior to the record date of any distribution.

Taxes on Sales, Redemptions and Exchanges.  Your sale or redemption of Fund shares will generally result in a taxable capital gain or loss to you, depending on whether the sale or redemption proceeds, including in kind proceeds, are more or less than your adjusted basis in the sold or redeemed shares (generally, the amount you paid for the shares).  Generally, the capital gain or loss will be long-term if you have held your Fund shares for more than one year and short-term if you have held your Fund shares for one year or less.  Any capital loss arising from the sale or redemption of Fund shares held for six months or less, however, is treated as a long-term capital loss to the extent of any amounts treated as distributions of net capital gain received on such shares.  As discussed above under “Exchange Privilege,” an exchange of Fund shares for shares in any other Frontegra Fund generally will have similar tax consequences to a redemption of Fund shares.

Withholding.  Except in cases of certain exempt shareholders, including most corporations, if you do not furnish the Fund with your correct Social Security Number or Taxpayer Identification Number and/or the Fund receives notification from the Internal Revenue Service requiring back-up withholding, the Fund is required by federal law to withhold federal income tax from your distributions and redemption proceeds, currently at a rate of 28% for U.S. residents (but scheduled to increase to 31% in 2013).

Foreign Tax Considerations.  Some foreign governments levy withholding taxes against dividend and interest income.  Although in some countries a portion of these taxes is recoverable, the non-recovered portion will reduce the return on the Fund’s securities.  The Fund may qualify to elect to pass through to you your pro rata share of foreign income taxes paid by the Fund.  The Fund will notify you if it makes such an election.

This section is not intended to be a full discussion of federal income tax laws and the effect of such laws on you.  There may be other federal, state, foreign or local tax considerations applicable to a particular investor.  You are urged to consult your own tax adviser.

Please see the SAI for more information about taxes.

16

DIRECTORS	TRANSFER AGENT

William D. Forsyth III	U.S. Bancorp Fund Services, LLC
David L. Heald	For overnight deliveries, use:
James M. Snyder	Frontegra Funds, Inc.
c/o U.S. Bancorp Fund Services, LLC
OFFICERS	615 East Michigan Street, 3rd Floor
Milwaukee, Wisconsin 53202-5207
William D. Forsyth III
Elyce D. Dilworth	For regular mail deliveries, use:
Frontegra Funds, Inc.
INVESTMENT ADVISER	c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Frontegra Asset Management, Inc.	Milwaukee, Wisconsin 53201-0701
400 Skokie Boulevard, Suite 500
Northbrook, Illinois 60062	INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM
SUBADVISER

Sustainable Asset Management USA, Inc.	Ernst & Young LLP
909 Third Avenue, 32nd Floor	155 N. Wacker Drive
New York, NY 10022	Chicago, Illinois 60606

CUSTODIAN	LEGAL COUNSEL

U.S. Bank, N.A.	Godfrey & Kahn, S.C.
1555 N. River Center Drive, Suite 302	780 N. Water Street
Milwaukee, Wisconsin 53212	Milwaukee, Wisconsin 53202

DISTRIBUTOR

Frontegra Strategies, LLC
400 Skokie Boulevard, Suite 500
Northbrook, Illinois 60062

17

Additional information regarding the Company and the Fund is included in the SAI, which has been filed with the SEC.  The SAI is incorporated into this Prospectus by reference and therefore is legally part of this Prospectus.  Further information about the Fund’s investments is available in the Company’s annual and semi-annual reports to shareholders.  The Company’s annual report provides a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during the last fiscal year.  You may receive the SAI, annual report and semi-annual report free of charge, request other information about the Fund and make general inquiries by contacting the Company at the address below or by calling, toll-free, 1-888-825-2100.  The SAI and the annual and semi-annual reports are also available, free of charge, on the Company’s website at http://www.frontegra.com.

Information about the Fund (including the SAI) can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.  Please call the SEC at 1-202-551-8090 for information relating to the operation of the Public Reference Room.  Reports and other information about the Fund are also available on the EDGAR database on the SEC’s Internet site located at http://www.sec.gov.  Alternatively, copies of this information may be obtained, upon payment of a duplicating fee, by electronic request to the following e-mail address:  publicinfo@sec.gov, or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-1520.

Frontegra Funds, Inc.

c/o U.S. Bancorp Fund Services, LLC

P.O. Box 701, Milwaukee, Wisconsin 53201-0701

The Company’s 1940 Act File Number is 811-7685.

18

FRONTEGRA FUNDS

PROSPECTUS

Frontegra HEXAM Emerging Markets Fund (FHEMX)

Frontegra Asset Management, Inc.

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved these securities or determined if this Prospectus is truthful or complete.  Any representation to the contrary is a criminal offense.

October 31, 2011

Summary Section	1
Principal Investment Strategy and Related Risks	5
Financial Highlights	8
Fund Management	7
Prior Performance of HEXAM	10
Your Account	11
Exchange Privilege	15
Valuation of Fund Shares	15
Distributions and Federal Income Tax Treatment	16

You should rely only on the information contained in this Prospectus and in the Statement of Additional Information (“SAI”), which is available upon request.  Frontegra Funds, Inc. (the “Company”) has not authorized others to provide additional information.  The Company does not authorize use of this Prospectus in any state or jurisdiction where the offering cannot legally be made.

SUMMARY SECTION

Investment Objective.  The investment objective of the Frontegra HEXAM Emerging Markets Fund (the “Fund”) is long-term capital growth.

Fees and Expenses of the Fund.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees
(fees paid directly from your investment)	NONE
Redemption Fee (as a percentage of amount redeemed, if applicable)	2.00%
(a service fee of $15 will be imposed for shares redeemed by wire)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.90%
Distribution (12b-1) Fees	NONE
Other Expenses	1.43%
Acquired Fund Fees and Expenses(1)	0.02%
Total Annual Fund Operating Expenses	2.35%
Fee Waiver(2)	(1.03)%
Total Annual Fund Operating Expenses After Fee Waiver	1.32%

_______________

(1)

Acquired Fund Fees and Expenses (“AFFE”) are fees and expenses incurred by the Fund in connection with its investment in other investment companies.  Total Annual Fund Operating Expenses shown will not correlate to the Fund’s ratio of expenses to average net assets appearing in the Financial Highlights table, which will not include AFFE.

(2)

Pursuant to an expense cap agreement between Frontegra Asset Management, Inc., the Fund’s investment adviser (“Frontegra”), and the Fund, Frontegra has contractually agreed to waive its management fee and/or reimburse the Fund’s operating expenses to the extent necessary to ensure that the Fund’s total operating expenses (excluding taxes, interest, brokerage commissions, AFFE and extraordinary expenses) do not exceed 1.30% of the Fund’s average daily net assets.  The expense cap agreement will continue in effect until October 31, 2012 with successive renewal terms of one year unless terminated by Frontegra or the Company prior to any such renewal.  “Other Expenses” are presented before any waivers or expense reimbursements.

Example.  The following example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$134	$635	$1,162	$2,607

Portfolio Turnover.  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. The Fund commenced operations on December 20, 2010 and, consequently, did not have one full year of operations as of the end of its last fiscal year; however, as of June 30, 2011, the Fund’s portfolio turnover rate was 33% of the average value of its portfolio (on an un-annualized basis).

1

Principal Investment Strategy.  The Fund invests at least 80% of its net assets in securities of emerging market companies, with its portfolio invested in approximately 80 stocks of emerging market companies.  The Fund invests primarily in equity securities but may also invest in equity-related instruments and certain fixed income securities.  Equity-related instruments include American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”), Participatory Notes (“P-Notes”) and convertible securities.  HEXAM Capital Partners, LLP, the Fund’s subadviser (“HEXAM”), defines emerging markets as any market not included in the Morgan Stanley Capital International (“MSCI”) World Index, which includes 21 developed market country indices.  The Fund will invest primarily in the markets represented in the MSCI Emerging Markets Index, a free float-adjusted market capitalization index that is designed to measure the market performance of emerging markets.  As of May 2011, the MSCI Emerging Markets Index consisted of the following 21 emerging market country indices:  Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Morocco, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand and Turkey.  HEXAM considers “emerging market companies” to be companies organized under the laws of emerging market countries, have securities principally traded on an exchange or over-the-counter in the emerging market countries or companies that, regardless of where they are organized or traded, have at least 50% of assets located in and/or derive at least 50% of their revenues from goods purchased or sold, investments made or services performed in or with emerging market countries.

The Fund may invest up to 20% of its total assets in companies listed on regulated exchanges of countries not included in the MSCI Emerging Markets Index (excluding GDRs and ADRs of emerging market companies).  The Fund may also invest up to 20% of its total assets in government-backed fixed income securities issued by governments included in the MSCI Emerging Markets Index.  The Fund is diversified.

In constructing the Fund’s portfolio, HEXAM focuses on emerging market companies with the prospect of yielding the highest capital gains.  HEXAM is a research-based, analytical, active investment manager that uses a Growth, Liquidity, Currency, Management and Valuation (“GLCMV”) factor model.  HEXAM’s portfolio managers use this model to identify unrecognized or mispriced earnings potential that could lead to outperformance or a re-rating at a stock or country level using a blended top-down and bottom-up approach.

Principal Investment Risks.

Market Risks.  The Fund’s investments are subject to market risk, which may cause the value of the Fund’s investments to decline.  If the value of the Fund’s investments goes down, the share price of the Fund will go down, and you may lose money.  U.S. and international markets have experienced extreme volatility, reduced liquidity, credit downgrades, increased likelihood of default and valuation difficulties in recent years.

Management Risks.  The Fund is subject to management risk as an actively-managed investment portfolio.  There can be no guarantee that the decisions of the portfolio managers will produce the desired results.

Stock Selection Risks.  Stock prices vary and may fall, thus reducing the value of the Fund’s investments.  The stocks selected for the Fund may decline in value or not increase in value when the stock market in general is rising.

Equity Securities Risks.  The Fund will normally invest its assets primarily in equity securities, which generally fluctuate in value based on the earnings of a company and on general industry and market conditions.

Liquidity Risks.  Liquidity risk is the risk that certain securities may be difficult or impossible to sell at the time and price that HEXAM would like to sell.  HEXAM may have to lower the price, sell other securities instead or forego an investment opportunity.

Foreign Securities Risks.  The Fund’s foreign investments involve additional risks, including less liquidity, currency-rate fluctuations, political and economic instability, differences in financial reporting standards and less strict regulation of the securities markets.

Currency Risks.  The value of the Fund’s foreign securities as measured in U.S. dollars may be affected unfavorably by changes in foreign currency exchange rates.  The Fund may also incur costs in connection with conversions between various currencies.

2

ADR and GDR Risks.  The risks of ADRs and GDRs include many of the risks associated with investing directly in foreign securities, such as currency-rate fluctuations and political and economic instability.

P-Note Risks.  The risks of P-Notes also include many of the risks associated investing directly in foreign securities.  Additionally, P-Notes may be subject to counterparty risk, which is the risk that the broker-dealer or bank that issues the notes will not fulfill its contractual obligations under the notes.

Emerging Markets Risks.  The risks of foreign investments typically are greater in emerging markets due to factors such as smaller securities markets and lower trading volumes, less developed legal and accounting structures, substantial influence by an emerging market country’s government over the private sector and potential high levels of inflation, deflation or currency devaluations.

Settlement Risks.  Settlement problems, which could result in periods when assets of the Fund are not invested and no return is earned thereon or restrictions on the Fund’s ability to dispose of a portfolio security, are more prominent in emerging market countries.

Region or Sector Risks.  The Fund may invest a higher percentage of its total assets in a particular country (such as Russia), region or sector of international markets, which may have a significant impact on the Fund’s overall portfolio.

Non-U.S. Government-Backed Fixed Income Securities Risks.  The Fund may invest in government-backed fixed income securities issued by the governments of countries included in the MSCI Emerging Markets Index, such as “non-dollar bonds” or U.S. dollar foreign bonds.  Indirect foreign currency risk and the other foreign risk factors apply to the foreign issuers of U.S. dollar foreign bonds.  Investments in non-U.S. Government securities are also subject to varying degrees of credit risk (the risk that an issuer may be unable to meet scheduled interest and principal payment obligations or may default) and interest rate risk (the risk that bond prices generally fall as interest rates rise).

Performance of the Fund.  Performance information for the Fund is not included because the Fund does not have returns for one full calendar year.

Management.

Investment Adviser and Subadviser.  Frontegra is the investment adviser to the Fund.  HEXAM is the subadviser to the Fund.

Portfolio Managers.

Name	Portfolio Manager of the Fund Since	Title
Bryan Collings	2010	Portfolio Manager and Managing Partner
Grant Shotter	2010	Portfolio Manager and Partner
Stuart Richards	2010	Portfolio Manager and Partner
Marina Akopian	2010	Portfolio Manager and Partner

Purchase and Sale of Fund Shares.  You may purchase or redeem shares of the Fund on any business day by written request, by wire transfer or through a financial intermediary.  The Fund’s minimum initial investment is $100,000 and the minimum subsequent investment is $1,000.  Frontegra may reduce or waive the minimums in its sole discretion.

Tax Information.  The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA.  You may be taxed later upon withdrawal of your investment from these tax-deferred accounts.

3

Payments to Broker-Dealers and Other Financial Intermediaries.  If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create conflicts of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

PRINCIPAL INVESTMENT STRATEGY AND RELATED RISKS

Investment Objective.  The investment objective of the Fund is long-term capital growth.

Principal Investment Strategy.  The Fund invests at least 80% of its net assets in securities of emerging market companies, with its portfolio invested in approximately 80 stocks of emerging market companies.  The Fund invests primarily in equity securities but may also invest in equity-related instruments and certain fixed income securities.  Securities in which the Fund may invest include equity securities and other equity-related instruments listed on regulated exchanges of countries included in the MSCI Emerging Markets Index, GDRs, ADRs and P-Notes of emerging market companies and government-backed fixed income securities issued by the governments of emerging market countries.

The Fund may invest up to 20% of its total assets in companies that are listed on regulated exchanges of countries not included in the MSCI Emerging Markets Index (excluding GDRs and ADRs of emerging market companies).  The Fund may also invest up to 20% of its total assets in government-backed fixed income securities issued by governments included in the MSCI Emerging Markets Index.

In constructing the portfolio for the Fund, HEXAM evaluates the following criteria for a potential stock and country in which to invest:  Growth (potential for a stock’s growth, sustainability in the country), Liquidity (trading volume of stock, impact of monetary policy), Currency (currency direction’s impact on underlying business and economy), Management (corporate governance, political risk) and Valuation (whether price reflects outlook, market valuation parameters).  HEXAM uses this Growth, Liquidity, Currency, Management and Valuation (“GLCMV”) factor model to determine attributes of individual markets and stocks in order to test hypotheses and to decide on the right stocks to hold in the portfolio.  No specific weighting is given to any of these criteria, and the strength or weakness of any single criterion could outweigh the positive or negative impacts of the others.

Based on the GLCMV factor model, HEXAM’s investment management team uses macro-economic research, and undertakes regular and in-depth visits to local markets to meet both companies and policy-makers.  Before any investment is made, a member of the investment management team will meet with management of a company and contact is maintained on an on-going basis.  The investment management team also uses micro-analysis, reviewing models produced by the best individual sell-side analysts relative to a particular stock, sector or country, and develops its own models as necessary.  Based on this information, the investment team carries out stress-testing of forecasts, inputting various scenarios to analyze cost sensitivities, revenue slippages and cash flow implications.  For potential additions or changes to the Fund’s portfolio, the investment team assesses and re-assesses a stock based on the GLCMV factor model.

The investment team will typically work with a universe of approximately 1,000 emerging markets stocks.  Stocks are eliminated based on the GLCMV factor model.  The investment team uses a blended approach of bottom-up and top-down skills to reduce the universe to approximately 120 stocks.  From this pool, a portfolio of approximately 80 stocks is constructed.

Due to the diversity of the emerging markets universe, neither growth nor valuation disciplines alone are sufficient to adequately analyze stocks or countries.  Instead, the investment team believes combining both growth and valuation to identify “growth at a reasonable price” will lead to more consistent and strong long-term results.

Temporary Strategy.  The Fund may invest up to 100% of its total assets in cash and short-term fixed income securities as a temporary defensive position during adverse market, economic or political conditions, or in other limited circumstances, such as in the case of unusually large cash inflows or redemptions.  When so invested, the Fund may not achieve its investment objective.

4

Principal Risk Factors.

Market Risks.  The Fund’s investments are subject to market risk, which may cause the value of the Fund’s investments to decline.  If the value of the Fund’s investments goes down, you may lose money.  The share price of the Fund is expected to fluctuate.  Your shares at redemption may be worth more or less than your initial investment.  U.S. and international markets have experienced extreme volatility, reduced liquidity, credit downgrades, increased likelihood of default and valuation difficulties in recent years.

Management Risks.  The Fund is subject to management risk as an actively-managed investment portfolio.  HEXAM and each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results.  If HEXAM is not able to select better-performing securities, the Fund may lose money.

Stock Selection Risks.  Stock prices vary and may fall, thus reducing the value of the Fund’s investments.  The stocks selected for the Fund may decline in value or not increase in value when the stock market in general is rising.

Equity Securities Risks.  The Fund will normally invest its assets primarily in equity securities.  Common stocks and other equity securities generally increase or decrease in value based on the earnings of a company and on general industry and market conditions.  A fund that invests a significant amount of its assets in common stocks and other equity securities is likely to have greater fluctuations in share price than a fund that invests a significant portion of its assets in fixed income securities.

Liquidity Risks.  Liquidity risk is the risk that certain securities may be difficult or impossible to sell at the time and price that HEXAM would like to sell.  HEXAM may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Foreign Securities Risks.  The Fund invests predominantly in securities of companies in foreign countries.  Foreign investments involve additional risks, including less liquidity, currency-rate fluctuations, political and economic instability, differences in financial reporting standards and less strict regulation of the securities markets compared to U.S. markets.

Currency Risks.  Investments in foreign securities denominated and traded in foreign currencies involve additional risks.  The value of the Fund’s foreign securities as measured in U.S. dollars may be affected unfavorably by changes in foreign currency exchange rates.  In addition, the Fund may incur costs in connection with conversions between various currencies.

ADR and GDR Risks.  The Fund invests in ADRs and GDRs of emerging market companies.  ADRs are receipts typically issued by a U.S. bank or trust company evidencing its ownership of the underlying foreign securities.  GDRs are receipts issued by banks in more than one country evidencing ownership in securities of foreign issuers.  The risks of ADRs and GDRs include many of the risks associated with investing directly in foreign securities such as individual country risk (e.g. political and economic) and currency risk.

P-Note Risks.  P-Notes are issued by banks or broker-dealers and are designed to offer a return linked to the performance of an underlying security or market.  P-Notes may be purchased to gain access to markets that are restricted to direct investment by foreign investors.  The risks of P-Notes also include many of the risks associated with investing directly in foreign securities.  Additionally, P-Notes may be subject to counterparty risk, which is the risk that the broker-dealer or bank that issues the notes will not fulfill its contractual obligation under the notes.

Emerging Markets Risks.  The risks of foreign investments typically are greater in emerging markets.  Less developed countries may have smaller securities markets and lower trading volumes, which may lead to greater price volatility.  These countries may have less developed legal and accounting structures and are more likely to experience high levels of inflation, deflation or currency devaluations, which could adversely affect their economies and securities markets.  Additionally, governments of certain emerging market countries have exercised and continue to exercise substantial influence over many aspects of the private sector.  In certain cases, the government owns or controls many companies, including the largest ones, in the country.  Accordingly, government actions may

5

have a significant effect on economic conditions in such countries, which could affect private sector companies and the Fund as well as the value of the securities in the Fund’s portfolio.

Settlement Risks.  Settlement problems are more prominent in emerging market countries, which may: (i) result in temporary periods when assets of the Fund are not invested and no return is earned thereon; (ii) cause the Fund to miss attractive investment opportunities; and (iii) restrict the Fund’s ability to dispose of a portfolio security, which, in turn, may result in a failed settlement of a sale and subsequent liability to the purchaser as well as in losses to the Fund due to subsequent declines in the value of such portfolio security.

Region or Sector Risks.  The Fund may invest a higher percentage of its total assets in a particular country, such as Russia, region or sector of international markets.  In such a case, changes affecting that particular country, region or sector may have a significant impact on the Fund’s overall portfolio.

Non-U.S. Government-Backed Fixed-Income Securities Risks.  The Fund may invest in government-backed fixed income securities issued by the governments of countries included in the MSCI Emerging Markets Index.  These fixed income securities may be (i) so called “non-dollar bonds” or (ii) U.S. dollar foreign bonds.  Non-dollar bonds are debt instruments with interest and/or principal payable in currencies other than the U.S. dollar and may be issued by foreign governments and U.S. and international agencies and corporations.  For U.S.-based investors, non-dollar bonds entail foreign currency risk as described above.  U.S. dollar foreign bonds are debt instruments issued by foreign governments, supra-national foreign organizations, foreign subsidiaries of U.S. multi-national companies, foreign corporations and offshore registered entities payable in U.S. dollars.  While there is no direct foreign currency risk for U.S. holders, indirect foreign currency risk and the other foreign risk factors apply to the foreign issuers of U.S. dollar foreign bonds.

Additionally, investments in non-U.S. Government securities are subject to varying degrees of credit risk and interest rate risk:

Credit Risks.  Credit risk refers to the possibility that an issuer may be unable to meet scheduled interest and principal payment obligations or may default.  This risk increases as the credit rating of an instrument or its issuer decreases.

Interest Rate Risks.  Interest rate risk refers to the risk that bond prices generally fall as interest rates rise.  While fixed income securities normally fluctuate less in price than stocks, there have been extended periods of increases in interest rates that have caused significant declines in the prices of fixed income securities.

Who Should Invest.  The Fund is suitable for long-term investors only and is not designed as a short-term investment vehicle.  The Fund may be an appropriate investment for you if you:

•

Seek long-term capital growth; and

•

Want to include an emerging markets fund in your portfolio.

Portfolio Holdings Disclosure Policy.  A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the SAI.

6

FINANCIAL HIGHLIGHTS

The financial highlights table describes the Fund’s financial performance since inception.  Certain information reflects financial results for a single Fund share. The total return in the table represents the rate that an investor would have earned (or lost) on an investment in the Fund for the stated period (assuming reinvestment of all distributions).  The information has been audited by Ernst & Young LLP, whose report, along with the Fund’s financial statements, is included in the Fund’s annual report, which is available upon request.

FRONTEGRA HEXAM EMERGING MARKETS FUND
Period Ended June 30, 2011(1)
Net Asset Value, Beginning of Period	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.08(2)
Net realized and unrealized loss on investments	(0.58)
Total Loss from Investment Operations	(0.50)

Net Asset Value, End of Period	$9.50

Total Return	(5.00)%(3)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$25,275
Ratio of expenses to average net assets:
Before waivers and reimbursements	2.33%(4)
Net of waivers and reimbursements	1.30%(4)
Ratio of net investment income to average net assets:
Before waivers and reimbursements	0.61%(4)
Net of waivers and reimbursements	1.64%(4)
Portfolio turnover rate	33%(3)

__________

(1)

Commenced operations on December 20, 2010.

(2)

Per share net investment income has been calculated using the daily average share method.

(3)

Not annualized.

(4)

Annualized.

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FUND MANAGEMENT

Board of Directors.  Under the laws of the State of Maryland, the Board of Directors is responsible for managing the Company’s business and affairs.  The Board of Directors also oversees duties required by applicable state and federal law.  The Company has entered into an investment advisory agreement with Frontegra pursuant to which Frontegra supervises the management of the Fund’s investments and business affairs, subject to the supervision of the Company’s Board of Directors.  Frontegra has entered into a subadvisory agreement with HEXAM under which HEXAM serves as the Fund’s portfolio manager and, subject to Frontegra’s supervision, manages the Fund’s portfolio.  Frontegra provides office facilities for the Fund and pays the salaries, fees and expenses of all officers and directors of the Fund who are interested persons of Frontegra.

Adviser.  The Company is managed by Frontegra, which supervises the management of the Fund’s portfolio by HEXAM and administers the Company’s business affairs.  Frontegra was organized in 1996 and is located at 400 Skokie Boulevard, Suite 500, Northbrook, Illinois 60062.  William D. Forsyth III, the President of the Company and Frontegra, owns 100% of Frontegra.  Frontegra is affiliated with Frontier Partners, Inc., a consulting firm that provides marketing services to third party investment advisers, including HEXAM.

A discussion regarding the Board of Directors’ basis for approving the investment advisory agreement and subadvisory agreement is included in the Fund’s semi-annual report for the period ended December 31, 2010.

Advisory Fees.  Under the investment advisory agreement, the Fund compensates Frontegra at the annual rate of 0.90% of the Fund’s average daily net assets.  Pursuant to an expense cap agreement between Frontegra and the Fund, Frontegra agreed to waive its management fee and/or reimburse the Fund’s operating expenses to the extent necessary to ensure that the Fund’s total operating expenses (excluding taxes, interest, brokerage commissions, AFFE and extraordinary expenses) do not exceed 1.30% of the Fund’s average daily net assets.  The expense cap agreement will continue in effect until October 31, 2012, with successive renewal terms of one year unless terminated by Frontegra or the Company prior to any such renewal.  The expense cap agreement has the effect of lowering the overall expense ratio for the Fund and increasing the Fund’s overall return to investors during the time any such amounts are waived and/or reimbursed.

HEXAM.  HEXAM is a London-based manager of international equities and fixed income securities.  HEXAM is located at 15 Old Bailey, London, United Kingdom EC4M 7EF.  HEXAM is authorized and regulated by the Financial Services Authority for the conduct of investment business in the United Kingdom and is a registered investment adviser with the U.S. Securities and Exchange Commission (“SEC”).  Under the subadvisory agreement, HEXAM is compensated by Frontegra for its investment advisory services at the annual rate of 0.75% of the Fund’s average daily net assets.  However, if Frontegra is required to waive any portion of its advisory fee pursuant to the expense cap agreement described above, HEXAM will receive 71.4% of the net advisory fee received by Frontegra.  HEXAM provides continuous advice and recommendations concerning the Fund’s investments and is responsible for selecting the broker-dealers who execute the portfolio transactions.  In addition to providing investment advisory services to the Fund, HEXAM serves as investment adviser to fund vehicles registered in the United States, European Union, charitable foundations, corporations, institutional investors and private accounts.  As of September 30, 2011, HEXAM had approximately U.S. $1.2 billion under management.

HEXAM Portfolio Management Team. HEXAM’s portfolio management team is responsible for the day-to-day management of the Fund’s portfolio.  All team members work together to develop investment strategies and select securities for the Fund.

Bryan Collings is a portfolio manager for the Fund and has been managing partner of HEXAM since joining HEXAM in 2006.  From 2004 to 2006, he was head of the Global Emerging Markets Team for Baring Asset Management (“Barings”).  Prior to 2004, he was with Deutsche Asset Management, where he served as manager of the Global Emerging Markets Fund.  Mr. Collings’ experience includes stock selection and asset allocation for Global Emerging and Regional Emerging Europe, the Middle East and Africa (EMEA) products.  He received his M.A. in Economics from the University of Stellenbosch (South Africa).  He earned the right to use the Chartered Financial Analyst (“CFA”) designation in 1999.

8

Grant Shotter is a portfolio manager for the Fund and a partner of HEXAM.  He has been a portfolio manager of HEXAM since joining HEXAM in 2006.  From 2002 to 2006, he was with Barings, where he was the investment specialist for South Asian equity markets and a member of the global industrials and healthcare sector teams. He subsequently became a co-manager on the Global Emerging Markets product.  He holds an MSc in Business Finance from Brunel University and earned the right to use the CFA Designation in 2002.

Stuart Richards is a portfolio manager for the Fund and a partner of HEXAM.  He has been a portfolio manager of HEXAM since joining the firm in 2006.  From 1992 to 2006, he was with Barings where he was a director and a manager on the Emerging Markets team.  While at Barings, he also managed the Investment Trust, Baring Emerging Europe plc and a segregated institutional product. Mr. Richards specializes in research and stock selection within the Central Eastern European markets and Turkey.  He holds a B.A. (Hons) in Business Studies from Coventry University (UK) and is AIIMR qualified.

Marina Akopian is a portfolio manager for the Fund and a partner of HEXAM.  She has been a portfolio manager of HEXAM since joining the firm in 2006.  From 2004 to 2006, she was with Barings, where she developed and managed the EMEA Absolute Return Fund and managed the Baring New Russia Fund.  From 2000 to 2004, Ms. Akopian was an investment manager at Rexiter Capital Management, a specialist emerging markets subsidiary of State Street Global Advisors, where she was responsible for stock-picking for Russia and Eastern Europe.  Prior to 2000, Ms. Akopian was with Pictet Asset Management, where she was an investment analyst covering Russia and Eastern Europe.  She holds an M.A. in Economics from the Russian Economic Academy and has an MBA from London Business School, majoring in finance.

The Fund’s SAI provides additional information about the Fund’s portfolio managers, including other accounts managed, their ownership of Fund shares and their compensation.

Custodian, Transfer Agent and Administrator.  U.S. Bank, N.A. acts as custodian of the Fund’s assets.  U.S. Bancorp Fund Services, LLC serves as transfer agent for the Fund (the “Transfer Agent”) and as the Fund’s administrator.  U.S. Bank, N.A. and U.S. Bancorp Fund Services, LLC are affiliated entities.

AccessAlpha Worldwide LLC (“AccessAlpha”) acts as subadministrator of the HEXAM Emerging Markets Fund.  Pursuant to a services and revenue sharing agreement, Frontegra compensates AccessAlpha up to 0.15% of the Fund’s daily net assets for providing certain administrative and client account support services to the Fund.  However, if Frontegra is required to waive any portion of its advisory fee pursuant to the expense cap agreement described above, AccessAlpha will receive 14.3% of the net advisory fee received by Frontegra.

Distributor.  Frontegra Strategies, LLC (the “Distributor”), 400 Skokie Boulevard, Suite 500, Northbrook, Illinois 60062 acts as the principal distributor of the Fund’s shares.  The Distributor is managed and owned by Mr. Forsyth, who manages and owns the Fund’s investment adviser, Frontegra.  Accordingly, the Distributor and Frontegra are affiliates.

Payments to Financial Intermediaries.  Shares of the Fund may be offered through financial intermediaries, such as fund supermarkets, or through broker-dealers who are authorized by the Distributor or an affiliate to sell shares of the Fund (collectively, “Financial Intermediaries”).  If you purchase Fund shares through a Financial Intermediary, you may be subject to different fees or policies than those set forth in this Prospectus.  From time to time, the Distributor or an affiliate may enter into arrangements with brokers or other Financial Intermediaries pursuant to which such parties agree to perform sub-transfer agent, record-keeping, administrative or other services on behalf of their clients who are shareholders of the Fund.  Pursuant to these arrangements, the Distributor or an affiliate may make payments to Financial Intermediaries for services provided to clients who hold shares of the Fund through omnibus accounts.  In some circumstances, the Fund may directly pay the intermediary for performing transfer agent and related services, provided that the aggregate fee does not exceed what the Fund would pay the Transfer Agent if the intermediary’s clients were direct shareholders of the Fund.

In addition, the Distributor or an affiliate may pay additional compensation to certain Financial Intermediaries.  Under these arrangements, the Distributor or an affiliate may make payments from their own resources, and not as an additional charge to the Fund, to a Financial Intermediary to compensate it for distribution and marketing services, including the opportunity to distribute the Fund.  For example, the Distributor or an affiliate may

9

compensate Financial Intermediaries for providing the Fund with “shelf space” or access to a third party platform or fund offering list or other marketing programs, including, without limitation, inclusion of the Fund on preferred or recommended sales lists, mutual fund “supermarket” platforms, other formal sales programs and other forms of marketing support.  The amount of these payments is determined from time to time by the Distributor or an affiliate and may differ among such Financial Intermediaries based upon one or more of the following factors:  gross sales, current assets, the number of accounts of the Fund held by the Financial Intermediaries or other factors agreed to by the parties.  The receipt of (or prospect of receiving) such compensation may provide the intermediary and its salespersons with an incentive to favor sales of Fund shares, or a particular class of those shares, over other investment alternatives.  You may wish to consider whether such arrangements exist when evaluating recommendations from an intermediary.

PRIOR PERFORMANCE OF HEXAM

The following table shows the historical composite performance data for all of HEXAM’s accounts which have investment objectives, policies, strategies and risks substantially similar to the Fund, known as the HEXAM Emerging Markets Composite (the “Composite”).  The Composite includes all pooled investment vehicles and all private accounts managed by HEXAM in the emerging markets investment style during the periods stated.  The Composite does not represent the performance of the Fund.  You should not consider this performance data as an indication of the future performance of the Fund or HEXAM.

The portfolios in the Composite are not registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and have not been subject to the same types of expenses to which the Fund is subject nor to the diversification requirements, specific tax restrictions and investment limitations imposed on the Fund by the Internal Revenue Code of 1986, as amended (the “Code”), and the 1940 Act, respectively.  Consequently, the performance results for the Composite could have been adversely affected if the portfolios in the Composite had been regulated under the federal securities and tax laws. The data is provided to illustrate the past performance of HEXAM in managing a substantially similar portfolio as measured against the MSCI Global Emerging Markets Total Return Index and, as noted above, does not represent the performance of the Fund.  State Street Global Services (on behalf of HEXAM) has prepared and presented this performance data in compliance with the Global Investment Performance Standards (GIPS®).

The Composite was created in 2006 and is expressed in U.S. dollars.  Returns are included in the Composite after the first full month for which the portfolio is under management.  There is no minimum asset level below which portfolios are not included in the Composite.  Results are time weighted.  The Composite is weighted based on average capital employed, which is the beginning of month valuation adjusted for any intra month cashflows.

If the Fund’s expenses had been deducted from the Composite’s returns, the returns would be lower than those shown. The results of the Composite are not intended to predict or suggest the future returns of the Fund.

HEXAM Emerging Markets Composite Performance History (1)

Periods Ended 6/30/11	HEXAM Emerging Markets Composite Total Return	MSCI Global Emerging Markets Index(2)
1 Year	20.82%	27.80%
3 Years	0.10%	13.21%

____________

(1)

Return information for the Fund is not included in this Prospectus because the Fund does not have returns for one full calendar year.

(2)

The MSCI Global Emerging Markets Index is a market capitalization index that is designed to measure the market performance of emerging markets.  The index does not reflect investment management fees, brokerage commissions and other expenses associated with investing in equity securities.

10

YOUR ACCOUNT

How to Purchase Shares.  Shares of the Fund are sold on a continuous basis at net asset value (“NAV”).  The Fund’s NAV is determined as of the close of trading on the New York Stock Exchange (the “NYSE”) (generally 4:00 p.m., Eastern Time) on each day the NYSE is open.  The NAV is determined by adding the value of the Fund’s investments, cash and other assets, subtracting the liabilities and then dividing the result by the total number of shares outstanding.  Your purchase price will be the Fund’s NAV next determined after the Fund or an authorized agent, such as a Financial Intermediary, receives your request in proper form.  The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents.  Deposit in the mail or with a delivery service does not constitute receipt by the Transfer Agent.  A confirmation indicating the details of the transaction will be sent to you promptly. Shares are credited to your account, but certificates are not issued. However, you will have full shareholder rights.

Investments may be made by mail or wire.  The investment minimums noted above are waived for investments by qualified employee benefit plans.  Investment minimums may also be waived or reduced at the Fund’s discretion for certain registered investment advisers, broker-dealers, fee-based programs at broker-dealers and individuals accessing accounts through registered investment advisers.  The Fund reserves the right to change or waive these minimums at any time.  You will be given at least 30 days’ notice of any increase in the minimum dollar amount of purchases.

You may purchase shares of the Fund by completing an application and mailing it along with a check payable to “Frontegra Funds, Inc.” to:  Frontegra Funds, Inc., c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.  For overnight deliveries, please use 615 East Michigan Street, Third Floor, Milwaukee, Wisconsin 53202-5207.  The Fund will not accept payment in cash or money orders.  The Fund also does not accept cashier’s checks in amounts of less than $10,000.  To prevent check fraud, the Fund will not accept third party checks, Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares.  The Fund is unable to accept post dated checks, post dated on-line bill pay checks, or any conditional order or payment.  Purchases must be made in U.S. dollars and all checks must be drawn on a U.S. bank.  If your check does not clear, you will be charged a $25 service fee.  You will also be responsible for any losses suffered by the Fund as a result.  In the event a shareholder is unable to make the Fund whole in such a case, Frontegra will generally be responsible for any losses, with the right to seek indemnification or contribution from other parties.  All applications to purchase shares of the Fund are subject to acceptance by the Company and are not binding until so accepted.  The Company reserves the right to reject an application in whole or in part.

Alternatively, you may place an order to purchase shares of the Fund through a Financial Intermediary, who may charge a transaction fee for placing orders to purchase Fund shares or have policies or procedures that differ from those set forth in this Prospectus.  It is the responsibility of the Financial Intermediary to place the order with the Fund on a timely basis.  Please consult your Financial Intermediary regarding fee information and procedures for purchasing and selling shares of the Fund.

Important Information about Procedures for Opening a New Account.  The Company, on behalf of the Fund, is required to comply with various anti-money laundering laws and regulations.  To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions, including mutual funds, to obtain, verify and record information that identifies each person who opens an account.  Consequently, the Transfer Agent will verify certain information on your account application as part of the Fund’s Anti-Money Laundering Program.  As requested on the application, you must supply your full name, date of birth, social security number and permanent street address.  We may also ask for other identifying documents or information.  Mailing addresses containing only a P.O. Box will not be accepted.  Please contact the Transfer Agent at 1-888-825-2100 if you need additional assistance when completing your application.

If we do not have a reasonable belief of your identity, the account will be rejected or you will not be allowed to perform a transaction on the account until such information is received.  The Fund also reserves the right to close the account within five business days if clarifying information and/or documentation is not received.  If at any time the Fund detects suspicious behavior or if certain account information matches government lists of suspicious persons,

11

the Fund may determine not to open an account, may close an existing account, may file a suspicious activity report or may take other action.  Any delay in processing your order will affect the purchase price you receive for your shares.  The Company and the Transfer Agent are not liable for fluctuations in NAV experienced as a result of such delays in processing.

In order to purchase shares, you must reside in a jurisdiction where Fund shares may lawfully be offered for sale.  Shares of the Fund have not been registered for sale outside of the United States except to investors with United States military APO or FPO addresses.  The Fund may not be sold to investors residing outside the United States and its territories, except upon evidence of compliance with the laws of the applicable foreign jurisdictions.

If you purchase shares of the Fund by check and request the redemption of such shares, payment of the redemption proceeds may be delayed for up to 12 days in order to ensure that the check for the investment has cleared.  This is a security precaution only and does not affect your investment.

Initial Investment By Wire.  In addition, you may purchase shares of the Fund by wire.  Instruct your bank to use the following instructions when wiring funds:

Wire to:	U.S. Bank, N.A.
777 E. Wisconsin Ave.
Milwaukee, WI 53202
ABA Number 075000022

Credit to:	U.S. Bancorp Fund Services, LLC
Account Number 112-952-137

Further credit to:	Frontegra Funds, Inc.
Frontegra HEXAM Emerging Markets Fund
(investor account number)
(name or account registration)

If you are making an initial investment in the Fund, before you wire funds, please contact the Transfer Agent by phone to make arrangements with a telephone service representative to submit your completed application via mail, overnight delivery, or facsimile.  Upon receipt of your application, your account will be established and a service representative will contact you within 24 hours to provide an account number and to confirm the wiring instructions.

The Fund is not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system.  Wired funds must be received prior to 4:00 p.m. Eastern time to be eligible for same day pricing.

Subsequent Investments.  You may make additions to your account by mail or by wire.  When making an additional purchase by mail, enclose a check payable to “Frontegra Funds, Inc.” along with the additional investment form provided on the lower portion of your account statement.

Subsequent Investments By Wire.  To make an additional purchase by wire, please contact the Transfer Agent to advise them of your intent to wire funds.  This will ensure prompt and accurate credit upon receipt of your wire.  To make an additional investment by wire, please follow the wire instructions used to open an account.

How to Redeem Shares.  You may request redemption of part or all of your Fund shares at any time.  The price you receive will be the NAV next determined after the Fund receives your request in proper form, subject to the redemption fee described below if the shares have been held for 30 days or less.  Once your redemption request is received in proper form, the Fund normally will mail or wire your redemption proceeds the next business day and, in any event, no later than seven calendar days after receipt of a redemption request.  However, where securities have been sold to generate cash for payment of a redemption, your redemption proceeds will not be paid until the first business day after the sales proceeds are received by the Fund.  Also, the Fund may hold payment of your redemption proceeds until the Transfer Agent is reasonably satisfied that the purchase check has cleared, which may be up to 12 days.  In addition to the redemption procedures described below, redemptions may also be made through Financial Intermediaries who may charge a commission or other transaction fee.

12

Written Redemption.  To redeem shares in the Fund please furnish a written, unconditional request to: Frontegra Funds, Inc., c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.  For written redemption requests sent via overnight delivery, please use 615 East Michigan Street, Third Floor, Milwaukee, Wisconsin 53202-5207.  Your request must (i) be signed exactly as the shares are registered, including the signature of each owner and (ii) specify the number of Fund shares or dollar amount to be redeemed.  The Transfer Agent may request additional documentation from corporations, executors, administrators, trustees, guardians, agents or attorneys-in-fact.  Redemption proceeds may be wired to a commercial bank authorized on your account.  Please note that if you redeem shares by wire, you will be charged a $15 service fee.  If you have redeemed all of your shares, the wire fee would be deducted from the redemption proceeds.  If you have only redeemed a portion of your account, the fee will be deducted from the remaining balance in your account.  If the dollar amount requested to be redeemed is greater than the current value of your account, your entire account balance may be redeemed.

Shareholders who have an IRA or other retirement plan must indicate on their redemption request whether or not to withhold federal income tax.  Redemption requests failing to indicate an election not to have tax withheld will generally be subject to 10% federal income tax withholding.

Purchases In Kind.  Shares of the Fund may be purchased “in kind,” subject to the approval of Frontegra and/or HEXAM and their determination that the securities are acceptable investments for the Fund and that they have a value that is readily ascertainable in accordance with the Fund’s valuation policies.  In an in kind purchase, investors transfer securities to the Fund in exchange for Fund shares.  Securities accepted by the Fund in an in kind purchase will be valued at market value.  In general, an investor transferring securities for shares will recognize a gain or loss, for federal income tax purposes, on an in kind purchase of the Fund, calculated as if the investor had sold the securities for their fair market value and used the proceeds to purchase shares of the Fund.

Redemptions In Kind.  The Fund reserves the right to make a “redemption in kind” (a payment in portfolio securities rather than cash) if the amount you are redeeming is in excess of the lesser of (i) $250,000 or (ii) 1% of the Fund’s assets.  In such cases, you may incur brokerage costs in converting these securities to cash.

Redemption Fee.  A redemption fee of 2.00% will be charged on shares of the Fund redeemed (including in connection with an exchange) 30 days or less from their date of purchase.  The redemption fee is paid directly to the Fund and is designed to offset brokerage commissions, market impact and other costs associated with short-term trading of Fund shares.  For purposes of determining whether the redemption fee applies, the shares that were held the longest will be redeemed first.  The redemption fee does not apply to:

•

shares purchased through certain omnibus accounts, including qualified retirement plans;

•

shares acquired through re-investment of distributions of net investment income or capital gain; or

•

shares redeemed because of death or disability.

Frontegra may, at its discretion, waive the redemption fee in the case of hardship and in other limited circumstances with respect to certain types of redemptions or exchanges that do not indicate market timing strategies.

Signature Guarantees.  Signature guarantees are required in the following circumstances:

•

for redemption proceeds sent to any person, address or bank account not on record;

•

for requests to wire redemption proceeds (if not previously authorized on the account);

•

for redemption requests submitted within 30 days of an address change;

•

when changing account ownership; and

•

in other situations deemed necessary by the Transfer Agent or the Fund to protect against the possibility of fraud.

13

A signature guarantee may be obtained from any bank, savings and loan association, credit union, brokerage firm or other eligible guarantor institution, but not a notary public.  Non-financial transactions, including establishing or modifying certain services on an account, may require a signature verification from a Signature Validation Program member or other acceptable form of authentication from a financial institution source, such as notarization from commercial banks or brokerage firms.

Account Termination.  Your account may be terminated by the Fund on not less than 30 days’ notice if the value of the shares in an account falls below $10,000 as a result of redemptions.  Upon any such termination, a check for the redemption proceeds will be sent to the address of record within seven calendar days of the redemption.

Market Timing Policy.  The Fund or Frontegra may determine from the amount, frequency and pattern of exchanges that a shareholder is engaged in excessive trading that is detrimental to the Fund or its other shareholders.  Such short-term or excessive trading into and out of the Fund may harm all shareholders by disrupting investment strategies, increasing brokerage, administrative and other expenses, decreasing tax efficiency and diluting the value of shares held by long-term shareholders.

The Board of Directors has approved policies that seek to discourage frequent purchases and redemptions and curb the disruptive effects of frequent trading (the “Market Timing Policy”).  Pursuant to the Market Timing Policy, the Fund may decline to accept an application or may reject a purchase request, including an exchange, from a market timer or an investor who, in Frontegra’s sole discretion, has a pattern of short-term or excessive trading or whose trading has been or may be disruptive to the Fund.  In addition, the Fund reserves the right to reject any purchase, including an exchange, that could adversely affect the Fund or its operations.  The Fund, Frontegra, HEXAM and their affiliates are prohibited from entering into arrangements with any shareholder or other person to permit frequent purchases and redemptions of Fund shares.

The Fund monitors and enforces the Market Timing Policy through:

•

the termination of a shareholder’s purchase and/or exchange privileges;

•

selective monitoring of trade activity;

•

the 2.00% redemption fee for redemptions or exchanges 30 days or less after purchase (determined on a first-in, first-out basis); and

•

regular reports to the Board of Directors by the Fund’s Chief Compliance Officer regarding any unusual trading activity.

Frontegra or the Distributor have entered into shareholder information agreements with Financial Intermediaries, which enable Frontegra or the Distributor to request information to assist in monitoring for excessive short-term trading activity of individual shareholders within omnibus accounts.  Omnibus accounts are accounts maintained by Financial Intermediaries on behalf of multiple beneficial shareholders.  In some cases, the Fund may rely on the market timing policies of  Financial Intermediaries, even if those policies are different from the Fund’s policy, when the Fund believes that the policies are reasonably designed to prevent excessive trading practices that are detrimental to the Fund.  If inappropriate trading is detected in an omnibus account, the Fund may request that the Financial Intermediary take action to prevent the underlying shareholder from engaging in such trading and to enforce the Fund’s or the Financial Intermediary’s market timing policy.  There may be legal and technological limitations on the ability of Financial Intermediaries to restrict the trading practices of their clients, and they may impose restrictions or limitations that are different from the Fund’s policies. As a result, the Fund’s ability to monitor and discourage excessive trading practices in omnibus accounts may be limited.

14

EXCHANGE PRIVILEGE

You may exchange your shares in any Frontegra Fund for shares in any other Frontegra Fund at any time by written request, if you meet the minimum investment requirements for the class and Fund into which you would like to exchange, and if the class and Fund are open to new investors.  The value of the shares to be exchanged and the price of the shares being purchased will be the NAV next determined after receipt of instructions for exchange in proper form.  An exchange from one Fund to another is treated, for federal income tax purposes, as a sale of the shares to be exchanged at their NAV and a subsequent use of the sales proceeds to purchase the replacement shares, and will generally result in the realization of a capital gain or loss determined by reference to your adjusted basis in the shares to be exchanged and the NAV of those shares on the date of the exchange.  Exchanges are not tax-free.

Exchange requests should be directed to: Frontegra Funds, Inc., c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.  For written exchange requests sent via overnight delivery, please use 615 East Michigan Street, Third Floor, Milwaukee, Wisconsin 53202-5207.  Exchange requests may be subject to limitations under the Market Timing Policy to ensure that the exchanges do not disadvantage the Fund or its shareholders.  The Company reserves the right to modify or terminate the exchange privilege upon 60 days’ written notice to each shareholder prior to the modification or termination taking effect.

If you exchange your shares in the Fund for shares in any other Frontegra Fund, you may be subject to the redemption fee described above under “Your Account—Redemption Fee.”

VALUATION OF FUND SHARES

Shares of the Fund are sold at the Fund’s NAV.  The NAV of the Fund is calculated using the market value of the Fund’s investments and is determined as of the close of trading (generally 4:00 p.m. Eastern Time) on each day the NYSE is open for business.  The Fund does not determine NAV on days the NYSE is closed.  The NYSE is closed on New Year’s Day, Martin Luther King, Jr. Day, President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.  The price at which a purchase order or redemption request is effected is based on the next calculation of NAV after we receive your transaction request in good order.

In determining the Fund’s NAV, each equity security traded on a securities exchange, including NASDAQ, is valued at the closing price on the exchange on which the security is principally traded.  Exchange-traded securities for which there were no transactions on a given day are valued at the most recent bid price.  Securities not listed on a securities exchange are valued at the most recent sale price.  Short-term investments maturing within 60 days are valued at amortized cost, which approximates fair value.

Any securities or other assets for which market valuations are not readily available or are unreliable are valued at fair value as determined by Frontegra or HEXAM in good faith and in accordance with procedures approved by the Fund’s Board of Directors.  Consequently, the price of a security used by the Fund to calculate its NAV may differ from the quoted or published price for the same security.  The Fund may use fair value pricing if, for example, trading in a particular security is halted and does not resume before the Fund calculates its NAV or the exchange on which a security is traded closes early.  Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security is materially different from the value that could be realized upon the sale of that security.

The Fund’s securities may be listed on foreign exchanges that trade on days when the Fund does not calculate NAV.  As a result, the market value of the Fund’s investments may change on days when you cannot purchase or sell Fund shares.  In addition, a foreign exchange may not value its listed securities at the same time that the Fund calculates its NAV.  If a significant event occurs in a foreign market after the close of the exchange that may affect a security’s value, such security may be valued at its fair value pursuant to the procedures discussed above.  The Board of Directors may rely on the recommendations of a fair value pricing service it has retained to assist in valuing foreign securities.  The fair value pricing service may employ quantitative models in determining fair value.

15

DISTRIBUTIONS AND FEDERAL INCOME TAX TREATMENT

As with any investment, you should consider how your investment in the Fund will be taxed.  If your account is not a retirement account or other tax-deferred arrangement (or you are not otherwise exempt from income tax), you should be aware of the following federal income tax implications.

Taxes on Distributions.  The Fund intends to distribute substantially all of its net investment company taxable income and net capital gain, if any, to shareholders at least annually.

For federal income tax purposes, distributions from the Fund’s net investment company taxable income (which includes dividends, interest, the excess of any net short-term capital gains over net long-term capital loss, and net gains from foreign currency transactions), if any, generally will be taxable to you as ordinary income whether reinvested in additional Fund shares or received in cash, unless such distributions are attributable to and reported by the Fund as “qualified dividend income” (as defined in the Code).  “Qualified dividends” are currently eligible for the reduced rate of tax on long-term capital gains.  Currently, the maximum rate applicable to long-term capital gains, and thus, to qualified dividend income, is set at a rate of 15% (but scheduled to increase to 20% in 2013).

If the Fund reports distributions of net capital gains (the excess of net long-term capital gains over short-term capital losses) as “capital gain distributions,” then such distributions will be taxable as long-term capital gains whether reinvested in additional Fund shares or received in cash and regardless of the length of time you have owned your shares.

The Fund will inform shareholders of the source and tax status of all distributions after the close of each calendar year.

When the Fund makes a distribution, the Fund’s NAV decreases by the amount of the payment.  If you purchase shares shortly before a distribution, you will, nonetheless, be subject to income taxes on the distribution, even though the value of your investment (plus cash received, if any) remains the same.  The Fund expects that, because of its investment objective, its distributions will consist primarily of capital gain.  All distributions will automatically be reinvested in shares of the Fund at the then prevailing NAV unless you specifically request that either distributions of net investment company taxable income or net capital gains or both be paid in cash.  If you elect to receive distributions in cash, and the U.S. Postal Service cannot deliver the check, or if a check remains outstanding for six months, the Fund reserves the right to reinvest the distribution check in your account, at the Fund’s current NAV, and to reinvest all subsequent distributions.

The election to receive distributions in cash or reinvest them may be changed by writing to:  Frontegra Funds, Inc., c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.  For overnight deliveries, please use 615 East Michigan Street, Third Floor, Milwaukee, Wisconsin 53202-5207.  Such notice must be received at least five business days prior to the record date of any distribution.

Taxes on Sales, Redemptions and Exchanges.  Your sale or redemption of Fund shares will generally result in a taxable capital gain or loss to you, depending on whether the sale or redemption proceeds, including in kind proceeds, are more or less than your adjusted basis in the sold or redeemed shares (generally, the amount you paid for the shares).  Generally, the capital gain or loss will be long-term if you have held your Fund shares for more than one year and short-term if you have held your Fund shares for one year or less.  Any capital loss arising from the sale or redemption of Fund shares held for six months or less, however, is treated as a long-term capital loss to the extent of any amounts treated as distributions of net capital gain received on such shares.  As discussed above under “Exchange Privilege,” an exchange of Fund shares for shares in any other Frontegra Fund generally will have similar tax consequences to a redemption of Fund shares.

Withholding.  Except in cases of certain exempt shareholders, including most corporations, if you do not furnish the Fund with your correct Social Security Number or Taxpayer Identification Number and/or the Fund receives notification from the Internal Revenue Service requiring back-up withholding, the Fund is required by federal law to withhold federal income tax from your distributions and redemption proceeds, currently at a rate of 28% for U.S. residents (but scheduled to increase to 31% in 2013).

16

Foreign Tax Considerations.  Some foreign governments levy withholding taxes against dividend and interest income.  Although in some countries a portion of these taxes is recoverable, the non-recovered portion will reduce the return on the Fund’s securities.  The Fund may qualify to elect to pass through to you your pro rata share of foreign income taxes paid by the Fund.  The Fund will notify you if it makes such an election.

This section is not intended to be a full discussion of federal income tax laws and the effect of such laws on you.  There may be other federal, state, foreign or local tax considerations applicable to a particular investor.  You are urged to consult your own tax adviser.

Please see the SAI for more information about taxes.

17

DIRECTORS	TRANSFER AGENT

William D. Forsyth III	U.S. Bancorp Fund Services, LLC
David L. Heald	For overnight deliveries, use:
James M. Snyder	Frontegra Funds, Inc.
c/o U.S. Bancorp Fund Services, LLC
OFFICERS	615 East Michigan Street, 3rd Floor
Milwaukee, Wisconsin 53202-5207
William D. Forsyth III
Elyce D. Dilworth	For regular mail deliveries, use:
Frontegra Funds, Inc.
INVESTMENT ADVISER	c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Frontegra Asset Management, Inc.	Milwaukee, Wisconsin 53201-0701
400 Skokie Boulevard, Suite 500
Northbrook, Illinois 60062	INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM
SUBADVISER

HEXAM Capital Partners, LLP	Ernst & Young LLP
15 Old Bailey	155 N. Wacker Drive
London	Chicago, Illinois 60606
United Kingdom
EC4M 7EF	LEGAL COUNSEL

Godfrey & Kahn, S.C.
SUBADMINISTRATOR	780 N. Water Street
Milwaukee, Wisconsin 53202
AccessAlpha Worldwide LLC
630 Davis Street
Suite 201
Evanston, Illinois 60201-4468

CUSTODIAN

U.S. Bank, N.A.
1555 N. River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

DISTRIBUTOR

Frontegra Strategies, LLC
400 Skokie Boulevard, Suite 500
Northbrook, Illinois 60062

18

Additional information regarding the Company and the Fund is included in the SAI which has been filed with the SEC.  The SAI is incorporated into this Prospectus by reference and therefore is legally part of this Prospectus.  Further information about the Fund’s investments is available in the Company’s annual and semi-annual reports to shareholders.  The Company’s annual report provides a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during the last fiscal year.  You may receive the SAI, annual report and semi-annual report free of charge, request other information about the Fund and make general inquiries by contacting the Company at the address below or by calling, toll-free, 1-888-825-2100.  The SAI and the annual and semi-annual reports are also available, free of charge, on the Company’s website at http://www.frontegra.com.

Information about the Fund (including the SAI) can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.  Please call the SEC at 1-202-551-8090 for information relating to the operation of the Public Reference Room.  Reports and other information about the Fund are also available on the EDGAR database on the SEC’s Internet site located at http://www.sec.gov.  Alternatively, copies of this information may be obtained, upon payment of a duplicating fee, by electronic request to the following e-mail address:  publicinfo@sec.gov, or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-1520.

Frontegra Funds, Inc.

c/o U.S. Bancorp Fund Services, LLC

P.O. Box 701, Milwaukee, Wisconsin 53201-0701

The Company’s 1940 Act File Number is 811-7685.

19

FRONTEGRA FUNDS

PROSPECTUS

Frontegra Timpani Small Cap Growth Fund

Institutional Class Shares (FTSGX)
Class Y Shares (FTSYX)

Timpani Capital Management LLC

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved these securities or determined if this Prospectus is truthful or complete.  Any representation to the contrary is a criminal offense.

October 31, 2011

Summary Section	1
Principal Investment Strategy and Related Risks	4
Financial Highlights	6
Fund Management	7
Your Account	7
Distribution and Servicing Arrangements	11
Exchange Privilege	12
Valuation of Fund Shares	12
Distributions and Federal Income Tax Treatment	13

You should rely only on the information contained in this Prospectus and in the Statement of Additional Information (“SAI”), which is available upon request.  Frontegra Funds, Inc. (the “Company”) has not authorized others to provide additional information.  The Company does not authorize use of this Prospectus in any state or jurisdiction where the offering cannot legally be made.

SUMMARY SECTION

Investment Objective.  The investment objective of the Frontegra Timpani Small Cap Growth Fund (the “Fund”) is capital appreciation.

Fees and Expenses of the Fund.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

	Institutional Class	Class Y
Shareholder Fees
(fees paid directly from your investment)	NONE	NONE
Redemption Fee (as a percentage of amount redeemed, if applicable)	NONE	NONE
(a service fee of $15 will be imposed for shares redeemed by wire)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%	1.00%
Distribution (12b-1) Fees	NONE	0.25%
Other Expenses(1)	0.37%	0.52%
Total Annual Fund Operating Expenses	1.37%	1.77%
Fee Waiver(2)	(0.27)%	(0.27)%
Total Annual Fund Operating Expenses After Fee Waiver	1.10%	1.50%

____________

(1)

“Other Expenses” are estimates for the fiscal year ended June 30, 2012 and, with respect to Class Y shares, include a shareholder servicing fee of 0.15%.

(2)

Pursuant to an expense cap agreement between Timpani Capital Management LLC, the Fund’s investment adviser (“Timpani”), and the Fund, Timpani has contractually agreed to waive its management fee and/or reimburse the Fund’s operating expenses to the extent necessary to ensure that the Fund’s total operating expenses (excluding taxes, interest, brokerage commissions, acquired fund fees and expenses (“AFFE”) and extraordinary expenses) do not exceed 1.10% and 1.50% of the Fund’s average daily net assets for the Institutional Class and Class Y shares, respectively.  The expense cap agreement will continue in effect until October 31, 2012 with successive renewal terms of one year unless terminated by Timpani or the Company prior to any such renewal.  “Other Expenses” are presented before any waivers or expense reimbursements.

Example.  The following example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Institutional Class	$112	$407
Class Y	$153	$531

Portfolio Turnover.  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. The Fund commenced operations on March 23, 2011 and, consequently, did not have one full year of operations as of the end of its last fiscal year; however, as

1

of June 30, 2011, the Fund’s portfolio turnover rate was 28% of the average value of its portfolio (on an un-annualized basis).

Principal Investment Strategy.   The Fund normally invests at least 80% of its assets in equity securities of small capitalization companies that the Fund’s investment adviser, Timpani Capital Management LLC (“Timpani”), believes have sound growth potential.  The Fund may invest up to 25% of its total assets in American Depositary Receipts (“ADRs”) and other foreign securities.  Timpani uses fundamental research, focusing on companies with superior management and whose business models have a high potential for profitability.  Timpani may actively trade portfolio securities.

Principal Investment Risks.

Market Risks.  The Fund’s investments are subject to market risk, which may cause the value of the Fund’s investments to decline.  If the value of the Fund’s investments goes down, the share price of the Fund will go down, and you may lose money.  U.S. and international markets have experienced extreme volatility, reduced liquidity, credit downgrades, increased likelihood of default and valuation difficulties in recent years.

Stock Selection Risks.  The stocks selected for the Fund may decline in value or not increase in value when the stock market in general is rising.

Equity Securities Risks.  Common stocks and other equity securities held by the Fund will fluctuate in value based on the earnings of the company and on general industry and market conditions, leading to fluctuations in the Fund’s share price.

Foreign Securities Risks.  The Fund’s foreign investments involve additional risks, including less liquidity, currency-rate fluctuations, political and economic instability and differences in financial reporting standards and securities market regulation.

American Depositary Receipts Risks.  The risks of ADRs include many of the risks associated with investing directly in foreign securities, such as currency-rate fluctuations and political and economic instability.

Portfolio Turnover Risks.  The Fund may engage in frequent trading as part of its investment strategy and thus may experience a high portfolio turnover rate.  When the Fund experiences a high portfolio turnover rate, you may realize significant taxable capital gains as a result of frequent trading of the Fund’s assets and the Fund will incur transaction costs in connection with buying and selling securities, which may lower the Fund’s return.

Liquidity Risks.  Liquidity risk is the risk that certain securities may be difficult or impossible to sell at the time and price that Timpani would like to sell.  Timpani may have to lower the price, sell other securities instead or forego an investment opportunity.

Growth Investing Risks.  Growth companies are generally more susceptible than established companies to market events and sharp declines in value.  Additionally, growth stocks typically lack the dividend yield that can cushion stock prices in market downturns.

Small Capitalization Risks.  Securities of companies with small market capitalizations are often more volatile, less liquid and more susceptible to market pressures than securities of larger companies.

Management Risks.  The Fund is subject to management risk as an actively-managed investment portfolio and depends on the decisions of the portfolio manager to produce the desired results.

Performance.  Performance information for the Fund is not included because the Fund does not have returns for one full calendar year.

2

Management.

Investment Adviser.  Timpani is the investment adviser to the Fund.

Portfolio Manager.

Name	Portfolio Manager of the Fund Since	Title
Brandon M. Nelson	2011	Portfolio Manager

Purchase and Sale of Fund Shares.  You may purchase or redeem shares of the Fund on any business day by written request to Frontegra Funds, Inc., c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701 or through a financial intermediary.  The Fund’s minimum initial and subsequent investments are shown below, although Timpani may reduce or waive the minimums in its sole discretion.

	Minimum Initial Investments	Minimum Subsequent Investments
Institutional Class	$100,000	$1,000
Class Y	$1,000	$50

Tax Information.  The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA.  You may be taxed later upon withdrawal of your investment from these tax-deferred accounts.

Payments to Broker-Dealers and Other Financial Intermediaries.  If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create conflicts of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

3

PRINCIPAL INVESTMENT STRATEGY AND RELATED RISKS

Investment Objective.  The investment objective of the Fund is capital appreciation.

Principal Investment Strategy.  The Fund normally invests at least 80% of its assets in equity securities of small capitalization companies that Timpani believes have sound growth potential.  Timpani uses fundamental research, focusing on companies with superior management and whose business models have a high potential for profitability.  Timpani forms an investment decision based on this research and an assessment of the market’s perception of these companies.  Timpani may invest in any sector, may emphasize one or more particular sectors and may sell a company’s stock when it believes a company’s prospects for growth have diminished.  Timpani may also sell or reduce a portfolio position when it sees market sentiment turn negative on a stock held in the portfolio.  Timpani may actively trade portfolio securities.

Timpani defines a small capitalization company as any company with a market capitalization less than or equal to the total market capitalization of the largest company included in the Russell 2000® Growth Index.  As of September 30, 2011, the largest market capitalization of a company in the Russell 2000® Growth Index was $ 3.32 billion and the weighted average market capitalization was $1.18 billion.  The Fund may invest up to 25% of its total assets in equity securities issued by foreign companies such as ADRs.

Equity securities in which the Fund may invest include common stocks, preferred stocks, warrants to purchase common stocks or preferred stocks and securities convertible into common or preferred stocks, such as convertible bonds and debentures rated Baa or higher by Moody’s Investors Service or BBB or higher by Standard & Poor’s or Fitch Ratings.

Temporary Strategy.  The Fund may invest up to 100% of its total assets in cash and short-term fixed income securities as a temporary defensive position during adverse market, economic or political conditions, or in other limited circumstances, such as in the case of unusually large cash inflows or redemptions.  When so invested, the Fund may not achieve its investment objective.

Principal Risk Factors.

Market Risks.  The Fund’s investments are subject to market risk, which may cause the value of the Fund’s investments to decline.  If the value of the Fund’s investments goes down, you may lose money.  The share price of the Fund is expected to fluctuate.  Your shares at redemption may be worth more or less than your initial investment.  U.S. and international markets have experienced extreme volatility, reduced liquidity, credit downgrades, increased likelihood of default and valuation difficulties in recent years.

Stock Selection Risks.  The stocks selected for the Fund may decline in value or not increase in value when the stock market in general is rising.

Equity Securities Risks.  Common stocks and other equity securities generally increase or decrease in value based on the earnings of a company and on general industry and market conditions.  A fund that invests a significant amount of its assets in common stocks and other equity securities is likely to have greater fluctuations in share price than a fund that invests a significant portion of its assets in fixed income securities.

Foreign Securities Risks.  The Fund invests in securities of companies in foreign countries.  Foreign investments involve additional risks, including less liquidity, currency-rate fluctuations, political and economic instability, differences in financial reporting standards and less strict regulation of the securities markets compared to U.S. markets.

American Depository Receipts Risks.  The Fund invests in U.S. dollar denominated American Depositary Receipts of foreign companies.  ADRs are receipts typically issued by a U.S. bank or trust company evidencing its ownership of the underlying foreign securities.  The risks of ADRs include many of the risks associated with investing directly in foreign securities such as individual country risk (e.g. political and economic) and currency risk.

4

Portfolio Turnover Risks.  The Fund may engage in frequent trading as part of its investment strategy and thus the Fund may experience a high portfolio turnover rate.  The portfolio turnover rate indicates changes in the Fund’s securities holdings.  If the Fund experiences a high portfolio turnover rate, you may realize significant taxable capital gains as a result of frequent trading of the Fund’s assets and the Fund will incur transaction costs in connection with buying and selling securities.  Tax and transaction costs lower the Fund’s effective return for investors.

Liquidity Risks.  Liquidity risk is the risk that certain securities may be difficult or impossible to sell at the time and price that Timpani would like to sell.  Timpani may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Growth Investing Risks.  The Fund invests primarily in growth-style stocks.  Growth companies are generally more susceptible than established companies to market events and sharp declines in value.  Investors often expect growth companies to increase their earnings at a certain rate.  Failures by such companies to meet these expectations may result in sharp declines in the prices of these stocks, even if earnings do increase.  In addition, growth stocks typically lack the dividend yield that can cushion stock prices in market downturns.

Small Capitalization Risks.  The Fund will invest primarily in securities of companies with small market capitalizations, which are often more volatile and less liquid than investments in larger companies.  The frequency and volume of trading in securities of small capitalization companies may be substantially less than is typical of larger companies.  Therefore, the securities of small capitalization companies may be subject to greater and more abrupt price fluctuations than larger companies.  In addition, small capitalization companies may lack the management experience, financial resources and product diversification of larger companies, making them more susceptible to market pressures.  Generally, the smaller the company size, the greater these risks.

Management Risks.  The Fund is subject to management risk as an actively-managed investment portfolio.  Timpani and its portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results.  If Timpani is not able to select better-performing securities, the Fund may lose money.

Who Should Invest.  The Fund is suitable for long-term investors only and is not designed as a short-term investment vehicle.  The Fund may be an appropriate investment for you if you:

•

Seek capital appreciation; and

•

Want to include a small cap growth fund in your portfolio.

Portfolio Holdings Disclosure Policy.  A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the SAI.

5

FINANCIAL  HIGHLIGHTS

The financial highlights table describes the Fund’s financial performance since inception.  Certain information reflects financial results for a single Fund share. The total return in the table represents the rate that an investor would have earned (or lost) on an investment in the Fund for the stated period (assuming reinvestment of all distributions).  The information has been audited by Ernst & Young LLP, whose report, along with the Fund’s financial statements, is included in the Fund’s annual report, which is available upon request.

FRONTEGRA TIMPANI SMALL CAP GROWTH FUND
Period Ended June 30, 2011(1)
Net Asset Value, Beginning of Period	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss	(0.02)(2)
Net realized and unrealized gain on investments	0.77
Total Income from Investment Operations	0.75

Net Asset Value, End of Period	$10.75

Total Return	7.60%(3)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$2,036
Ratio of expenses to average net assets:
Before waivers and reimbursements	10.93%(4)
Net of waivers and reimbursements	1.10%(4)
Ratio of net investment loss to average net assets:
Before waivers and reimbursements	(10.75)%(4)
Net of waivers and reimbursements	(0.92)%(4)
Portfolio turnover rate	28%(3)

__________

(1)

Commenced operations on March 23, 2011.

(2)

Net investment loss per share is calculated using ending balances prior to consideration of adjustments for permanent book to tax differences.

(3)

Not annualized.

(4)

Annualized.

6

FUND MANAGEMENT

Board of Directors.  Under the laws of the State of Maryland, the Board of Directors is responsible for managing the Company’s business and affairs.  The Board of Directors also oversees duties required by applicable state and federal law.  The Company has entered into an investment advisory agreement with Timpani pursuant to which Timpani supervises the management of the Fund’s investments and business affairs, subject to the supervision of the Company’s Board of Directors, serves as the Fund’s portfolio manager and manages the Fund’s portfolio.

Adviser.  Timpani is the Fund’s investment adviser and manages the Fund’s portfolio.  Timpani began operations in 2008 and is located at Two Park Plaza, 10850 West Park Place, Suite 1020, Milwaukee, Wisconsin 53224.  Timpani is an affiliate of Frontegra Asset Management, Inc. (“Frontegra”), the investment adviser to the other series of the Company, and Frontegra Strategies, LLC, the Fund’s distributor.  Timpani is affiliated with Frontier Partners, Inc., a consulting firm that provides marketing services to third party investment advisers, including Timpani.

A discussion regarding the Board of Directors’ basis for approving the Fund’s investment advisory agreement is included in the Fund’s annual report for the period ended June 30, 2011.

Advisory Fees.  Under the investment advisory agreement, the Fund compensates Timpani at the annual rate of 1.00% of the Fund’s average daily net assets.  Pursuant to an expense cap agreement between Timpani and the Fund, Timpani has agreed to waive its management fee and/or reimburse the Fund’s operating expenses to the extent necessary to ensure that the Fund’s total operating expenses (excluding taxes, interest, brokerage commissions, AFFE and extraordinary expenses) do not exceed 1.50% of the Fund’s average daily net assets for Class Y shares and 1.10% of the Fund’s average daily net assets for Institutional Class shares.  The expense cap agreement will continue in effect until October 31, 2012 with successive renewal terms of one year unless terminated by Timpani or the Company prior to any such renewal.  The expense cap agreement has the effect of lowering the overall expense ratio for the Fund and increasing the Fund’s overall return to investors during the time any such amounts are waived and/or reimbursed.

Portfolio Manager.  The Fund’s portfolio is managed by Brandon M. Nelson.  Mr. Nelson is the Chief Investment Officer and a director of Timpani and the sole portfolio manager of the Fund.  Mr. Nelson has served as the Fund’s portfolio manager since the Fund’s inception.  Prior to joining Timpani in April 2008, Mr. Nelson was a senior portfolio manager and managing director at Wells Capital Management since 2005.  Prior to that, he was with Strong Capital Management, Inc. as a research analyst from 1996 to 2000 and as a portfolio manager from 2000 to 2005.  Mr. Nelson earned a B.B.A. and a M.S. in Finance from the University of Wisconsin, Madison.  Mr. Nelson has earned the right to use the Chartered Financial Analyst designation.

The Fund’s SAI provides additional information about the Fund’s portfolio manager, including other accounts managed, ownership of Fund shares and compensation.

Custodian, Transfer Agent and Administrator.  U.S. Bank, N.A. acts as custodian of the Fund’s assets.  U.S. Bancorp Fund Services, LLC serves as transfer agent for the Fund (the “Transfer Agent”) and as the Fund’s administrator.  U.S. Bank, N.A. and U.S. Bancorp Fund Services, LLC are affiliated entities.

Distributor.  Frontegra Strategies, LLC (the “Distributor”), 400 Skokie Boulevard, Suite 500, Northbrook, Illinois 60062 acts as the principal distributor of the Fund’s shares.

YOUR ACCOUNT

How to Purchase Shares.  Shares of the Fund are sold on a continuous basis at net asset value (“NAV”).  The Fund’s NAV is determined as of the close of trading on the New York Stock Exchange (the “NYSE”) (generally 4:00 p.m., Eastern Time) on each day the NYSE is open.  The NAV for a class of shares is determined by adding the value of the Fund’s investments, cash and other assets attributable to that class, subtracting the liabilities attributable to that class and then dividing the result by the total number of shares outstanding.  Due to the fact that different

7

expenses are charged to the Institutional Class and Class Y shares of the Fund, the NAV of the two classes may vary.  Your purchase price will be the Fund’s NAV next determined after the Fund or an authorized agent, such as a fund supermarket or broker-dealer who is authorized by the Distributor or an affiliate to sell shares of the Fund (collectively, “Financial Intermediaries”), receives your request in proper form.  The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents.  Deposit in the mail or with a delivery service does not constitute receipt by the Transfer Agent.  A confirmation indicating the details of the transaction will be sent to you promptly. Shares are credited to your account, but certificates are not issued.  However, you will have full shareholder rights.

Investments may be made by mail or wire.  The investment minimums noted above are waived for investments by qualified employee benefit plans.  Investment minimums may also be waived or reduced at the Fund’s discretion for certain registered investment advisers, broker-dealers, fee-based programs at broker-dealers and individuals accessing accounts through registered investment advisers.  The Fund reserves the right to change or waive these minimums at any time.  You will be given at least 30 days’ notice of any increase in the minimum dollar amount of purchases.

You may purchase shares of the Fund by completing an application and mailing it along with a check payable to “Frontegra Funds, Inc.” to:  Frontegra Funds, Inc., c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.  For overnight deliveries, please use 615 East Michigan Street, Third Floor, Milwaukee, Wisconsin 53202-5207.  The Fund will not accept payment in cash or money orders.  The Fund also does not accept cashier’s checks in amounts of less than $10,000.  To prevent check fraud, the Fund will not accept third party checks, Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares.  The Fund is unable to accept post dated checks, post dated on-line bill pay checks, or any conditional order or payment.  Purchases must be made in U.S. dollars and all checks must be drawn on a U.S. bank.  If your check does not clear, you will be charged a $25 service fee.  You will also be responsible for any losses suffered by the Fund as a result.  In the event a shareholder is unable to make the Fund whole in such a case, Timpani will generally be responsible for any losses, with the right to seek indemnification or contribution from other parties.  All applications to purchase shares of the Fund are subject to acceptance by the Company and are not binding until so accepted.  The Company reserves the right to reject an application in whole or in part.

Alternatively, you may place an order to purchase shares of the Fund through a Financial Intermediary, who may charge a transaction fee for placing orders to purchase Fund shares or have policies or procedures that differ from those set forth in this Prospectus.  It is the responsibility of the Financial Intermediary to place the order with the Fund on a timely basis.  Please consult your Financial Intermediary regarding fee information and procedures for purchasing and selling shares of the Fund.

Important Information about Procedures for Opening a New Account.  The Company, on behalf of the Fund, is required to comply with various anti-money laundering laws and regulations.  To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions, including mutual funds, to obtain, verify and record information that identifies each person who opens an account.  Consequently, the Transfer Agent will verify certain information on your account application as part of the Fund’s Anti-Money Laundering Program.  As requested on the application, you must supply your full name, date of birth, social security number and permanent street address.  We may also ask for other identifying documents or information.  Mailing addresses containing only a P.O. Box will not be accepted.  Please contact the Transfer Agent at 1-888-825-2100 if you need additional assistance when completing your application.

If we do not have a reasonable belief of your identity, the account will be rejected or you will not be allowed to perform a transaction on the account until such information is received.  The Fund also reserves the right to close the account within five business days if clarifying information and/or documentation is not received.  If at any time the Fund detects suspicious behavior or if certain account information matches government lists of suspicious persons, the Fund may determine not to open an account, may close an existing account, may file a suspicious activity report or may take other action.  Any delay in processing your order will affect the purchase price you receive for your shares.  The Company and the Transfer Agent are not liable for fluctuations in NAV experienced as a result of such delays in processing.

8

In order to purchase shares, you must reside in a jurisdiction where Fund shares may lawfully be offered for sale.  Shares of the Fund have not been registered for sale outside of the United States except to investors with United States military APO or FPO addresses.  The Fund may not be sold to investors residing outside the United States and its territories, except upon evidence of compliance with the laws of the applicable foreign jurisdictions.

If you purchase shares of the Fund by check and request the redemption of such shares, payment of the redemption proceeds may be delayed for up to 12 days in order to ensure that the check for the investment has cleared.  This is a security precaution only and does not affect your investment.

Multiple Classes.  The Fund currently offers two different classes of shares, Institutional Class shares and Class Y shares.  The different classes of shares represent investments in the same portfolio of securities but are subject to different expenses, which may affect their performance.  The classes also differ with respect to their investment minimums.  In addition, Class Y shares impose a Rule 12b-1 fee and shareholder servicing fee that are assessed against the assets of the Fund attributable to that class.

Initial Investment By Wire.  In addition, you may purchase shares of the Fund by wire.  Instruct your bank to use the following instructions when wiring funds:

Wire to:	U.S. Bank, N.A.
777 E. Wisconsin Ave.
Milwaukee, WI 53202
ABA Number 075000022

Credit to:	U.S. Bancorp Fund Services, LLC
Account Number 112-952-137

Further credit to:	Frontegra Funds, Inc.
Frontegra Timpani Small Cap Growth Fund
(Class of Shares)
(investor account number)
(name or account registration)

If you are making an initial investment in the Fund, before you wire funds, please contact the Transfer Agent by phone to make arrangements with a telephone service representative to submit your completed application via mail, overnight delivery, or facsimile.  Upon receipt of your application, your account will be established and a service representative will contact you within 24 hours to provide an account number and to confirm the wiring instructions.

The Fund is not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system.  Wired funds must be received prior to 4:00 p.m. Eastern time to be eligible for same day pricing.

Subsequent Investments.  You may make additions to your account by mail or by wire.  When making an additional purchase by mail, enclose a check payable to “Frontegra Funds, Inc.” along with the additional investment form provided on the lower portion of your account statement.

Subsequent Investments By Wire.  To make an additional purchase by wire, please contact the Transfer Agent to advise them of your intent to wire funds.  This will ensure prompt and accurate credit upon receipt of your wire.  To make an additional investment by wire, please follow the wire instructions used to open an account.

How to Redeem Shares.  You may request redemption of part or all of your Fund shares at any time.  The price you receive will be the NAV next determined after the Fund receives your request in proper form.  Once your redemption request is received in proper form, the Fund normally will mail or wire your redemption proceeds the next business day and, in any event, no later than seven calendar days after receipt of a redemption request.  However, where securities have been sold to generate cash for payment of a redemption, your redemption proceeds will not be paid until the first business day after the sales proceeds are received by the Fund.  Also, the Fund may hold payment of your redemption proceeds until the Transfer Agent is reasonably satisfied that the purchase check has cleared, which may be up to 12 days.  In addition to the redemption procedures described below, redemptions may also be made through Financial Intermediaries who may charge a commission or other transaction fee.

9

Written Redemption.  To redeem shares in the Fund please furnish a written, unconditional request to: Frontegra Funds, Inc., c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.  For written redemption requests sent via overnight delivery, please use 615 East Michigan Street, Third Floor, Milwaukee, Wisconsin 53202-5207.  Your request must (i) be signed exactly as the shares are registered, including the signature of each owner and (ii) specify the number of Fund shares or dollar amount to be redeemed.  The Transfer Agent may request additional documentation from corporations, executors, administrators, trustees, guardians, agents or attorneys-in-fact.  Redemption proceeds may be wired to a commercial bank authorized on your account.  Please note that if you redeem shares by wire, you will be charged a $15 service fee.  If you have redeemed all of your shares, the wire fee would be deducted from the redemption proceeds.  If you have only redeemed a portion of your account, the fee will be deducted from the remaining balance in your account.  If the dollar amount requested to be redeemed is greater than the current value of your account, your entire account balance may be redeemed.

Shareholders who have an IRA or other retirement plan must indicate on their redemption request whether or not to withhold federal income tax.  Redemption requests failing to indicate an election not to have tax withheld will generally be subject to 10% federal income tax withholding.

Purchases In Kind.  Shares of the Fund may be purchased “in kind,” subject to the approval of Timpani and its determination that the securities are acceptable investments for the Fund and that they have a value that is readily ascertainable in accordance with the Fund’s valuation policies.  In an in kind purchase, investors transfer securities to the Fund in exchange for Fund shares.  Securities accepted by the Fund in an in kind purchase will be valued at market value.  In general, an investor transferring securities for shares will recognize a gain or loss, for federal income tax purposes, on an in kind purchase of the Fund, calculated as if the investor had sold the securities for their fair market value and used the proceeds to purchase shares of the Fund.

Redemptions In Kind.  The Fund reserves the right to make a “redemption in kind” (a payment in portfolio securities rather than cash) if the amount you are redeeming is in excess of the lesser of (i) $250,000 or (ii) 1% of the Fund’s assets.  In such cases, you may incur brokerage costs in converting these securities to cash.

Signature Guarantees.  Signature guarantees are required in the following circumstances:

•

for redemption proceeds sent to any person, address or bank account not on record;

•

for requests to wire redemption proceeds (if not previously authorized on the account);

•

for redemption requests submitted within 30 days of an address change;

•

when changing account ownership; and

•

in other situations deemed necessary by the Transfer Agent or the Fund to protect against the possibility of fraud.

A signature guarantee may be obtained from any bank, savings and loan association, credit union, brokerage firm or other eligible guarantor institution, but not a notary public.  Non-financial transactions, including establishing or modifying certain services on an account, may require a signature verification from a Signature Validation Program member or other acceptable form of authentication from a financial institution source, such as notarization from commercial banks or brokerage firms.

Account Termination.  Your account may be terminated by the Fund on not less than 30 days’ notice if the value of the shares in an account falls below $10,000 for Institutional Class shares and below $100 for Class Y shares as a result of redemptions.  Upon any such termination, a check for the redemption proceeds will be sent to the address of record within seven calendar days of the redemption.

Market Timing Policy.  The Fund or Timpani may determine from the amount, frequency and pattern of exchanges that a shareholder is engaged in excessive trading that is detrimental to the Fund or its other shareholders.  Such short-term or excessive trading into and out of the Fund may harm all shareholders by disrupting investment

10

strategies, increasing brokerage, administrative and other expenses, decreasing tax efficiency and diluting the value of shares held by long-term shareholders.

The Board of Directors has approved policies that seek to discourage frequent purchases and redemptions and curb the disruptive effects of frequent trading (the “Market Timing Policy”).  Pursuant to the Market Timing Policy, the Fund may decline to accept an application or may reject a purchase request, including an exchange, from a market timer or an investor who, in Timpani’s sole discretion, has a pattern of short-term or excessive trading or whose trading has been or may be disruptive to the Fund.  In addition, the Fund reserves the right to reject any purchase, including an exchange, that could adversely affect the Fund or its operations.  The Fund, Timpani and their affiliates are prohibited from entering into arrangements with any shareholder or other person to permit frequent purchases and redemptions of Fund shares.

The Fund monitors and enforces the Market Timing Policy through:

•

the termination of a shareholder’s purchase and/or exchange privileges;

•

selective monitoring of trade activity; and

•

regular reports to the Board of Directors by the Fund’s Chief Compliance Officer regarding any unusual trading activity.

The Distributor or an affiliate has entered into shareholder information agreements with Financial Intermediaries, which enable the Distributor or an affiliate to request information to assist in monitoring for excessive short-term trading activity of individual shareholders within omnibus accounts.  Omnibus accounts are accounts maintained by Financial Intermediaries on behalf of multiple beneficial shareholders.  In some cases, the Fund may rely on the market timing policies of Financial Intermediaries, even if those policies are different from the Fund’s policy, when the Fund believes that the policies are reasonably designed to prevent excessive trading practices that are detrimental to the Fund.  If inappropriate trading is detected in an omnibus account, the Fund may request that the Financial Intermediary take action to prevent the underlying shareholder from engaging in such trading and to enforce the Fund’s or the Financial Intermediary’s market timing policy.  There may be legal and technological limitations on the ability of Financial Intermediaries to restrict the trading practices of their clients, and they may impose restrictions or limitations that are different from the Fund’s policies. As a result, the Fund’s ability to monitor and discourage excessive trading practices in omnibus accounts may be limited.

DISTRIBUTION AND SERVICING ARRANGEMENTS

Shares of the Fund may be offered through Financial Intermediaries.  If you purchase Fund shares through a Financial Intermediary, you may be subject to different fees or policies than those set forth in this Prospectus.

Rule 12b-1 Fees (Class Y Shares Only).  The Board of Directors has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act for the Fund’s Class Y shares (the “12b-1 Plan”).  Pursuant to the 12b-1 Plan, the Fund pays an annual fee of up to 0.25% to the Distributor for payments to Financial Intermediaries who perform activities or incur expenses intended to result in the sale of Class Y shares of the Fund.  Because these fees are paid out of the Class Y shares’ assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost more than paying other types of sales charges.

Shareholder Servicing Fee (Class Y Shares Only).  Class Y shares of the Fund pay an annual shareholder servicing fee of up to 0.15% per year to the Distributor for payments to Financial Intermediaries who provide on-going account services to shareholders.  This fee is paid to Financial Intermediaries for shareholder servicing activities such as record-keeping and administrative services for Class Y shareholders other than distribution services.

Payments to Financial Intermediaries.  From time to time, the Distributor, Timpani or an affiliate may enter into arrangements with brokers or other Financial Intermediaries pursuant to which such parties agree to perform sub-transfer agent, record-keeping, administrative or other services on behalf of their clients who are shareholders of the

11

Fund.  Pursuant to these arrangements, the Distributor, Timpani or an affiliate may make payments to Financial Intermediaries for services provided to clients who hold shares of the Fund through omnibus accounts.  In some circumstances, the Fund may directly pay the intermediary for performing transfer agent and related services, provided that the aggregate fee does not exceed what the Fund would pay the Transfer Agent if the intermediary’s clients were direct shareholders of the Fund.

In addition, the Distributor, Timpani or an affiliate may pay additional compensation to certain Financial Intermediaries.  Under these arrangements, the Distributor, Timpani or an affiliate may make payments from their own resources, and not as an additional charge to the Fund, to a Financial Intermediary to compensate it for distribution and marketing services, including the opportunity to distribute the Fund.  For example, the Distributor, Timpani or an affiliate may compensate Financial Intermediaries for providing the Fund with “shelf space” or access to a third party platform or fund offering list or other marketing programs, including, without limitation, inclusion of the Fund on preferred or recommended sales lists, mutual fund “supermarket” platforms, other formal sales programs and other forms of marketing support.  The amount of these payments is determined from time to time by the Distributor, Timpani or an affiliate and may differ among such Financial Intermediaries based upon one or more of the following factors:  gross sales, current assets, the number of accounts of the Fund held by the Financial Intermediaries or other factors agreed to by the parties.  These payments are in addition to any distribution or service fees payable under the 12b-1 Plan or shareholder servicing arrangement as noted above.  The receipt of (or prospect of receiving) such compensation may provide the intermediary and its salespersons with an incentive to favor sales of Fund shares, or a particular class of those shares, over other investment alternatives.  You may wish to consider whether such arrangements exist when evaluating recommendations from an intermediary.

EXCHANGE PRIVILEGE

You may exchange all or a portion of your investment between classes or from one Frontegra Fund to another at any time by written request, if you meet the minimum investment requirements for the class and Fund into which you would like to exchange, and if the class and Fund are open to new investors.  The value of the shares to be exchanged and the price of the shares being purchased will be the NAV next determined after receipt of instructions for exchange in proper form.  An exchange between classes or from one Fund to another is treated, for federal income tax purposes, as a sale of the shares to be exchanged at their NAV and a subsequent use of the sales proceeds to purchase the replacement shares, and will generally result in the realization of a capital gain or loss determined by reference to your adjusted basis in the shares to be exchanged and the NAV of those shares on the date of the exchange.  Exchanges are not tax-free.

Exchange requests should be directed to: Frontegra Funds, Inc., c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.  For written exchange requests sent via overnight delivery, please use 615 East Michigan Street, Third Floor, Milwaukee, Wisconsin 53202-5207.  Exchange requests may be subject to limitations under the Market Timing Policy to ensure that the exchanges do not disadvantage the Fund or its shareholders.  The Company reserves the right to modify or terminate the exchange privilege upon 60 days’ written notice to each shareholder prior to the modification or termination taking effect.

VALUATION OF FUND SHARES

Shares of each class of the Fund are sold at their NAV.  The NAV for each class of the Fund is calculated using the market value of the Fund’s investments and is determined as of the close of trading (generally 4:00 p.m. Eastern Time) on each day the NYSE is open for business.  The Fund does not determine NAV on days the NYSE is closed.  The NYSE is closed on New Year’s Day, Martin Luther King, Jr. Day, President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.  The price at which a purchase order or redemption request is effected is based on the next calculation of NAV after we receive your transaction request in good order.

In determining the Fund’s NAV, each equity security traded on a securities exchange, including NASDAQ, is valued at the closing price on the exchange on which the security is principally traded.  Exchange-traded securities for which there were no transactions on a given day are valued at the most recent bid price.  Securities not listed on a

12

securities exchange are valued at the most recent sale price.  Short-term investments maturing within 60 days are valued at amortized cost, which approximates fair value.

Any securities or other assets for which market valuations are not readily available or are unreliable are valued at fair value as determined by Timpani in good faith and in accordance with procedures approved by the Fund’s Board of Directors.  Consequently, the price of a security used by the Fund to calculate its NAV may differ from the quoted or published price for the same security.  The Fund may use fair value pricing if, for example, trading in a particular security is halted and does not resume before the Fund calculates its NAV or the exchange on which a security is traded closes early.  Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security is materially different from the value that could be realized upon the sale of that security.

DISTRIBUTIONS AND FEDERAL INCOME TAX TREATMENT

As with any investment, you should consider how your investment in the Fund will be taxed.  If your account is not a retirement account or other tax-deferred arrangement (or you are not otherwise exempt from income tax), you should be aware of the following federal income tax implications.

Taxes on Distributions.  The Fund intends to distribute substantially all of its net investment company taxable income and net capital gain, if any, to shareholders at least annually.

For federal income tax purposes, distributions from the Fund’s net investment company taxable income (which includes dividends, interest, the excess of any net short-term capital gains over net long-term capital loss, and net gains from foreign currency transactions), if any, generally will be taxable to you as ordinary income whether reinvested in additional Fund shares or received in cash, unless such distributions are attributable to and reported by the Fund as “qualified dividend income” (as defined in the Internal Revenue Code of 1986, as amended).  “Qualified dividends” are currently eligible for the reduced rate of tax on long-term capital gains.  Currently, the maximum rate applicable to long-term capital gains, and thus, to qualified dividend income, is set at a rate of 15% (but scheduled to increase to 20% in 2013).

If the Fund reports distributions of net capital gains (the excess of net long-term capital gains over short-term capital losses) as “capital gain distributions,” then such distributions will be taxable as long-term capital gains whether reinvested in additional Fund shares or received in cash and regardless of the length of time you have owned your shares.

The Fund will inform shareholders of the source and tax status of all distributions after the close of each calendar year.

When the Fund makes a distribution, the Fund’s NAV decreases by the amount of the payment.  If you purchase shares shortly before a distribution, you will, nonetheless, be subject to income taxes on the distribution, even though the value of your investment (plus cash received, if any) remains the same.  The Fund expects that, because of its investment objective, its distributions will consist primarily of capital gain.  All distributions will automatically be reinvested in shares of the Fund at the then prevailing NAV unless you specifically request that either distributions of net investment company taxable income or net capital gains or both be paid in cash.  If you elect to receive distributions in cash, and the U.S. Postal Service cannot deliver the check, or if a check remains outstanding for six months, the Fund reserves the right to reinvest the distribution check in your account, at the Fund’s current NAV, and to reinvest all subsequent distributions.

The election to receive distributions in cash or reinvest them may be changed by writing to:  Frontegra Funds, Inc., c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.  For overnight deliveries, please use 615 East Michigan Street, Third Floor, Milwaukee, Wisconsin 53202-5207.  Such notice must be received at least five business days prior to the record date of any distribution.

Taxes on Sales, Redemptions and Exchanges.  Your sale or redemption of Fund shares will generally result in a taxable capital gain or loss to you, depending on whether the sale or redemption proceeds, including in kind proceeds, are more or less than your adjusted basis in the sold or redeemed shares (generally, the amount you paid for the shares).  Generally, the capital gain or loss will be long-term if you have held your Fund shares for more than one year and short-term if you have held your Fund shares for one year or less.  Any capital loss arising from the

13

sale or redemption of Fund shares held for six months or less, however, is treated as a long-term capital loss to the extent of any amounts treated as distributions of net capital gain received on such shares.  As discussed above under “Exchange Privilege,” an exchange of Fund shares for shares in any other Frontegra Fund generally will have similar tax consequences to a redemption of Fund shares.

Withholding.  Except in cases of certain exempt shareholders, including most corporations, if you do not furnish the Fund with your correct Social Security Number or Taxpayer Identification Number and/or the Fund receives notification from the Internal Revenue Service requiring back-up withholding, the Fund is required by federal law to withhold federal income tax from your distributions and redemption proceeds, currently at a rate of 28% for U.S. residents (but scheduled to increase to 31% in 2013).

This section is not intended to be a full discussion of federal income tax laws and the effect of such laws on you.  There may be other federal, state or local tax considerations applicable to a particular investor.  You are urged to consult your own tax adviser.

Please see the SAI for more information about taxes.

14

DIRECTORS	TRANSFER AGENT

William D. Forsyth III	U.S. Bancorp Fund Services, LLC
David L. Heald	For overnight deliveries, use:
James M. Snyder	Frontegra Funds, Inc.
c/o U.S. Bancorp Fund Services, LLC
OFFICERS	615 East Michigan Street, 3rd Floor
Milwaukee, Wisconsin 53202-5207
William D. Forsyth III
Elyce D. Dilworth	For regular mail deliveries, use:
Frontegra Funds, Inc.
INVESTMENT ADVISER	c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Timpani Capital Management LLC	Milwaukee, Wisconsin 53201-0701
Two Park Plaza
10850 West Park Place, Suite 1020	INDEPENDENT REGISTERED PUBLIC
Milwaukee, Wisconsin 53224	ACCOUNTING FIRM

CUSTODIAN
Ernst & Young LLP
U.S. Bank, N.A.	155 N. Wacker Drive
1555 N. River Center Drive, Suite 302	Chicago, Illinois 60606
Milwaukee, Wisconsin 53212
LEGAL COUNSEL
DISTRIBUTOR
Godfrey & Kahn, S.C.
Frontegra Strategies, LLC	780 N. Water Street
400 Skokie Boulevard, Suite 500	Milwaukee, Wisconsin 53202
Northbrook, Illinois 60062

15

Additional information regarding the Company and the Fund is included in the SAI which has been filed with the SEC.  The SAI is incorporated into this Prospectus by reference and therefore is legally part of this Prospectus.  Further information about the Fund’s investments is available in the Company’s annual and semi-annual reports to shareholders.  The Company’s annual report provides a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during the last fiscal year.  You may receive the SAI, annual report and semi-annual report free of charge, request other information about the Fund and make general inquiries by contacting the Company at the address below or by calling, toll-free, 1-888-825-2100.  The SAI and the annual and semi-annual reports are also available, free of charge, on the Company’s website at http://www.frontegra.com.

Information about the Fund (including the SAI) can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.  Please call the SEC at 1-202-551-8090 for information relating to the operation of the Public Reference Room.  Reports and other information about the Fund are also available on the EDGAR database on the SEC’s Internet site located at http://www.sec.gov.  Alternatively, copies of this information may be obtained, upon payment of a duplicating fee, by electronic request to the following e-mail address:  publicinfo@sec.gov, or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-1520.

Frontegra Funds, Inc.

c/o U.S. Bancorp Fund Services, LLC

P.O. Box 701, Milwaukee, Wisconsin 53201-0701

The Company’s 1940 Act File Number is 811-7685.

16

FRONTEGRA FUNDS

PROSPECTUS

Frontegra Netols Small Cap Value Fund

Institutional Class Shares (FNSVX)
Class Y Shares (FNSYX)

Frontegra Asset Management, Inc.

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved these securities or determined if this Prospectus is truthful or complete.  Any representation to the contrary is a criminal offense.

October 31, 2011

Summary Section	1
Principal Investment Strategy and Related Risks	5
Financial Highlights	7
Fund Management	9
Prior Performance of Netols	10
Your Account	11
Distribution and Servicing Arrangements	14
Exchange Privilege	15
Valuation of Fund Shares	15
Distributions and Federal Income Tax Treatment	16

You should rely only on the information contained in this Prospectus and in the Statement of Additional Information (“SAI”), which is available upon request.  Frontegra Funds, Inc. (the “Company”) has not authorized others to provide additional information.  The Company does not authorize use of this Prospectus in any state or jurisdiction where the offering cannot legally be made.

SUMMARY SECTION

Investment Objective.  The investment objective of the Frontegra Netols Small Cap Value Fund (the “Fund”) is capital appreciation.

Fees and Expenses of the Fund.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

	Institutional	Class Y
Shareholder Fees (fees paid directly from your investment)	NONE	NONE
Redemption Fee (as a percentage of amount redeemed, if applicable)	NONE	NONE
(a service fee of $15 will be imposed for shares redeemed by wire)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%	1.00%
Distribution (12b-1) Fees	NONE	0.25%
Other Expenses(1)	0.13%	0.28%
Total Annual Fund Operating Expenses	1.13%	1.53%
Fee Waiver(2)	(0.03)%	(0.03)%
Total Annual Fund Operating Expenses After Fee Waiver	1.10%	1.50%

____________

(1)

“Other Expenses” of the Class Y shares include a shareholder servicing fee of 0.15%.

(2)

Pursuant to an expense cap agreement between Frontegra Asset Management, Inc., the Fund’s investment adviser (“Frontegra”), and the Fund, Frontegra has contractually agreed to waive its management fee and/or reimburse the Fund’s operating expenses to the extent necessary to ensure that the Fund’s total operating expenses (excluding taxes, interest, brokerage commissions, acquired fund fees and expenses (“AFFE”) and extraordinary expenses) do not exceed 1.10% and 1.50% of the Fund’s average daily net assets for the Institutional Class and Class Y shares, respectively.  The expense cap agreement will continue in effect until October 31, 2012 with successive renewal terms of one year unless terminated by Frontegra or the Company prior to any such renewal.  “Other Expenses” are presented before any waivers or expense reimbursements.

Example.  The following example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Class	$112	$356	$619	$1,372
Class Y	$153	$480	$831	$1,821

1

Portfolio Turnover.  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During its most recent fiscal year, the Fund had a portfolio turnover rate of 33% of the average value of its portfolio.

Principal Investment Strategy.   The Fund normally invests at least 80% of its assets in equity securities of companies with small market capitalizations.  In constructing a portfolio for the Fund, the Fund’s subadviser, Netols Asset Management, Inc. (“Netols”), selects stocks it believes are undervalued and exhibit potential “change factor” characteristics.  Netols defines a small capitalization company as any company with a market capitalization no larger than the largest company included in the Russell 2000® Value Index at the time of initial investment. As of September 30, 2011, the largest market capitalization of a company in the Russell 2000® Value Index was $2.6 billion and the weighted average market capitalization was $928 million.

Principal Investment Risks.

Market Risks.  The Fund’s investments are subject to market risk, which may cause the value of the Fund’s investments to decline.  If the value of the Fund’s investments goes down, the share price of the Fund will go down, and you may lose money.  U.S. and international markets have experienced extreme volatility, reduced liquidity, credit downgrades, increased likelihood of default and valuation difficulties in recent years.

Stock Selection Risks.  The stocks selected for the Fund may decline in value or not increase in value when the stock market in general is rising.

Small Capitalization Risks.  The Fund will invest primarily in securities of companies with small market capitalizations, which are often more volatile and less liquid and have a smaller trading market than securities of larger companies.  Small capitalization companies are also more susceptible to market pressures than larger companies.

Equity Securities Risks.  Common stocks and other equity securities held by the Fund will fluctuate in value based on the earnings of the company and on general industry and market conditions, leading to fluctuations in the Fund’s share price.

Value Investing Risks.  Netols invests in stocks that it believes are undervalued.  Value stocks may never increase in price or pay dividends, or may decline even further if the market fails to recognize the company’s value.

Management Risks.  The Fund is subject to management risk as an actively-managed investment portfolio and depends on the decisions of the portfolio manager to produce the desired results.

Performance.  The return information provided in the following bar chart and table illustrates how the performance of the Fund can vary, which is one indication of the risks of investing in the Fund.  The bar chart shows the changes in the Fund’s performance from year to year.  The table shows how the Fund’s average annual returns compare with a broad measure of market performance.  Please keep in mind that the Fund’s past performance (before and after taxes) does not necessarily represent how it will perform in the future.  Updated performance data will be available on the Company’s website at www.frontegra.com or by calling toll-free to 1-888-825-2100.

2

Calendar Year Total Returns for Institutional Class Shares

_____________________

The Fund’s return from January 1, 2011 through September 30, 2011 was (19.86)%.

Best and Worst Quarterly Performance (during the periods shown above)

Best Quarter Return	Worst Quarter Return

19.58% (2nd quarter, 2009)	(21.84)% (4th quarter, 2008)

After-tax returns are shown only for Institutional Class shares, and the after-tax returns for the Class Y shares will vary.  The after-tax returns for the Fund were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns

(For the periods ended December 31, 2010)

	One Year	Five Years	Since Inception(1)
Institutional Class
Return Before Taxes	20.81%	5.83%	5.55%
Return After Taxes on Distributions	20.81%	5.74%	5.46%
Return After Taxes on Distributions and Sale of Fund Shares	13.53%	5.01%	4.76%
Russell 2000 Value Index (reflects no deductions for fees, expense or taxes)	24.50%	3.52%	3.19%

Class Y
Return Before Taxes	20.34%	N/A	0.89%
Russell 2000 Value Index (reflects no deductions for fees, expense or taxes)	24.50%	N/A	0.74%

_________________________________

(1)

The Institutional Class and Class Y commenced operations on December 16, 2005 and November 1, 2007, respectively.

3

Management.

Investment Adviser and Subadviser.  Frontegra is the investment adviser to the Fund.  Netols is the subadviser to the Fund.

Portfolio Manager.

Name	Portfolio Manager of the Fund Since	Title
Jeffrey W. Netols	2005	Portfolio Manager

Purchase and Sale of Fund Shares.  You may purchase or redeem shares of the Fund on any business day by written request to Frontegra Funds, Inc., c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701 or through a financial intermediary.  The Fund’s minimum initial and subsequent investments are shown below, although Frontegra may reduce or waive the minimums in its sole discretion.

	Minimum Initial Investments	Minimum Subsequent Investments
Institutional Class	$100,000	$1,000
Class Y	$1,000	$50

Tax Information.  The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA.  You may be taxed later upon withdrawal of your investment from these tax-deferred accounts.

Payments to Broker-Dealers and Other Financial Intermediaries.  If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create conflicts of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

4

PRINCIPAL INVESTMENT STRATEGY AND RELATED RISKS

Investment Objective.  The investment objective of the Fund is capital appreciation.

Principal Investment Strategy.

Under normal market conditions, the Fund invests at least 80% of its assets, determined at the time of purchase, in equity securities of small capitalization companies.  Netols defines a small capitalization company as any company with a market capitalization no larger than the largest company included in the Russell 2000® Value Index at the time of initial investment. As of September 30, 2011, the largest market capitalization of a company in the Russell 2000® Value Index was $2.6 billion and the weighted average market capitalization was $928 million.  Shareholders will be provided with at least 60 days’ notice of any change in the Fund’s policy to invest at least 80% of its assets in small capitalization companies.  Equity securities in which the Fund may invest include:  common stocks; preferred stocks; warrants to purchase common stocks or preferred stocks; and securities convertible into common or preferred stocks, such as convertible bonds and debentures rated Baa or higher by Moody’s Investors Service or BBB or higher by Standard & Poor’s or Fitch Ratings.

Netols uses a small cap value investment style in selecting securities for the Fund’s portfolio.  Netols’ security selection process begins with a stock universe of approximately 1,600 companies that are statistically undervalued and typically have a market capitalization between $100 million and $2.5 billion.  This universe is then narrowed down to potential candidates that are evaluated for “change factor” characteristics.  These characteristics include, but are not limited to, organizational, operational, financial and regulatory factors.  Netols believes that, once change factors are realized, they typically lead to an increase in cash flow, earnings, EBITDA or valuations in the marketplace which tend to deliver better performance than the overall small cap market.

In addition to assessing the environment in which a company and industry operates, Netols conducts rigorous fundamental bottom-up research.  Netols reviews SEC filings (such as Form 10-K, Form 10-Q, annual reports, etc.) of the companies in their research universe.  Netols also utilizes a deep network of industry contacts to obtain in-depth knowledge of trends and company-specific issues.

Netols maintains a focused watch list of approximately 400 companies.  These are companies that have been researched extensively and are monitored on a regular basis.  From this watch list, between 60 and 80 securities are purchased for the Fund’s portfolio.  Those companies that provide the most appealing risk/reward characteristics are included in the Fund’s portfolio.  Companies are continually reviewed for relative attractiveness.

Stocks are sold when they become expensive relative to substitute holdings or when they fail to achieve the financial objectives that were anticipated when originally purchased.  Additionally, as companies reach the point of full valuation, they are replaced with companies that are earlier in the process of improving their operations.

Temporary Strategy.  The Fund may invest up to 100% of its total assets in cash and short-term fixed income securities as a temporary defensive position during adverse market, economic or political conditions, or in other limited circumstances, such as in the case of unusually large cash inflows or redemptions.  When so invested, the Fund may not achieve its investment objective.

Principal Risk Factors.

Market Risks.  The Fund’s investments are subject to market risk, which may cause the value of the Fund’s investments to decline.  If the value of the Fund’s investments goes down, you may lose money.  The share price of the Fund is expected to fluctuate.  Your shares at redemption may be worth more or less than your initial investment.  U.S. and international markets have experienced extreme volatility, reduced liquidity, credit downgrades, increased likelihood of default and valuation difficulties in recent years.

Stock Selection Risks.  The stocks selected for the Fund may decline in value or not increase in value when the stock market in general is rising.

5

Small Capitalization Risks.  The Fund will invest primarily in securities of companies with small market capitalizations, which are often more volatile and less liquid than investments in larger companies.  The frequency and volume of trading in securities of small capitalization companies may be substantially less than is typical of larger companies.  Therefore, the securities of small capitalization companies may be subject to greater and more abrupt price fluctuations than larger companies.  In addition, small capitalization companies may lack the management experience, financial resources and product diversification of larger companies, making them more susceptible to market pressures.  Generally, the smaller the company size, the greater these risks.

Equity Securities Risks.  The Fund invests primarily in common stocks and other equity securities.  Common stocks and other equity securities generally increase or decrease in value based on the earnings of a company and on general industry and market conditions.  A fund that invests a significant amount of its assets in common stocks and other equity securities is likely to have greater fluctuations in share price than a fund that invests a significant portion of its assets in fixed income securities.

Value Investing Risks.  The Fund invests primarily in value-style stocks, stocks whose prices Netols believes are undervalued in relation to fundamental measures.  Value stocks may never increase in price or pay dividends as anticipated by Netols, or may decline even further if the market fails to recognize the company’s value, if the factors that Netols believes will increase the price do not occur or if a stock judged to be undervalued is actually appropriately priced.

Management Risks.  The Fund is subject to management risk as an actively-managed investment portfolio.  Netols and its portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results.  If Netols is not able to select better-performing securities, the Fund may lose money.

Who Should Invest.  The Fund is suitable for long-term investors only and is not designed as a short-term investment vehicle.  The Fund may be an appropriate investment for you if you:

•

Seek capital appreciation; and

•

Want to include a small cap value fund in your portfolio.

Portfolio Holdings Disclosure Policy.  A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the SAI.

6

FINANCIAL HIGHLIGHTS

The financial highlights tables describe the Fund’s financial performance for the past five fiscal years.  Certain information reflects financial results for a single Fund share.  The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Fund for the stated periods (assuming reinvestment of all distributions).  The information has been audited by Ernst & Young LLP, whose report, along with the Fund’s financial statements, is included in the Fund’s annual report, which is available upon request.

FRONTEGRA NETOLS SMALL CAP VALUE FUND – INSTITUTIONAL CLASS
	Year Ended June 30, 2011	Year Ended June 30, 2010	Year Ended June 30, 2009	Year Ended June 30, 2008	Year Ended June 30, 2007
Net Asset Value, Beginning of Period	$10.08	$9.03	$11.81	$12.88	$10.29

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)	(0.05)(1)	0.02(2)	0.01	— (3)	0.03
Net realized and unrealized gain (loss) on investments	3.72	1.05	(2.79)	(0.90)	2.62
Total Income (Loss) from Investment Operations	3.67	1.07	(2.78)	(0.90)	2.65

LESS DISTRIBUTIONS:
From net investment income	―(3)	(0.02)	— (3)	(0.02)	—
From net realized gain on investments	―	—	—	(0.15)	(0.06)
From return of capital	―	—(3)	—	—	—
Total Distributions	―	(0.02)	—	(0.17)	(0.06)

Net Asset Value, End of Period	$13.75	$10.08	$9.03	$11.81	$12.88

Total Return	36.43%	11.76%	(23.42)%	(7.01)%	25.81%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$166,450	$119,657	$43,504	$31,346	$17,368
Ratio of expenses to average net assets:
Before waivers and reimbursements	1.13%	1.18%	1.45%	1.59%	2.10%
Net of waivers and reimbursements	1.10%	1.10%	1.10%	1.10%	1.10%
Ratio of net investment income (loss) to average net assets:
Before waivers and reimbursements	(0.39)%	0.17%	(0.13)%	(0.40)%	(0.70)%
Net of waivers and reimbursements	(0.36)%	0.25%	0.22%	0.09%	0.30%
Portfolio turnover rate	33%	41%	36%	32%	49%

__________

(1)

Net investment loss per share is calculated using ending balances prior to consideration of adjustment for permanent book to tax differences.

(2)

Per share net investment income has been calculated using the daily average share method.

(3)

Less than one cent per share.

7

FRONTEGRA NETOLS SMALL CAP VALUE FUND – CLASS Y
	Year Ended June 30, 2011	Year Ended June 30, 2010	Year Ended June 30, 2009	Period Ended June 30, 2008(1)
Net Asset Value, Beginning of Period	$10.00	$8.98	$11.78	$12.54

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss	(0.09)(2)	―	(0.02)	(0.02)
Net realized and unrealized gain (loss) on investments	3.68	1.02	(2.78)	(0.57)
Total Income (Loss) from Investment Operations	3.59	1.02	(2.80)	(0.59)

LESS DISTRIBUTIONS:
From net investment income	―	—	―	(0.02)
From net realized gain on investments	—	―	—	(0.15)
Total Distributions	—	—	—	(0.17)

Net Asset Value, End of Period	$13.59	$10.00	$8.98	$11.78

Total Return	35.90%	11.36%	(23.77)%	(4.76)%(3)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$22,792	$15,560	$895	$1,034
Ratio of expenses to average net assets:
Before waivers and reimbursements	1.53%	1.58%	1.85%	2.01%(4)
Net of waivers and reimbursements	1.50%	1.50%	1.50%	1.55%(4)
Ratio of net investment loss to average net assets:
Before waivers and reimbursements	(0.79)%	(0.23)%	(0.53)%	(0.80)%(4)
Net of waivers and reimbursements	(0.76)%	(0.15)%	(0.18)%	(0.34)%(4)
Portfolio turnover rate	33%	41%	36%	32%(3)

__________

(1)

Commenced operations on November 1, 2007.

(2)

Net investment loss per share is calculated using ending balances prior to consideration of adjustments for permanent book to tax differences.

(3)

Not annualized.

(4)

Annualized.

8

FUND MANAGEMENT

Board of Directors.  Under the laws of the State of Maryland, the Board of Directors is responsible for managing the Company’s business and affairs.  The Board of Directors also oversees duties required by applicable state and federal law.  The Company has entered into an investment advisory agreement with Frontegra pursuant to which Frontegra supervises the management of the Fund’s investments and business affairs, subject to the supervision of the Company’s Board of Directors.  Frontegra has entered into a subadvisory agreement with Netols under which Netols serves as the Fund’s portfolio manager and, subject to Frontegra’s supervision, manages the Fund’s portfolio.  Frontegra provides office facilities for the Fund and pays the salaries, fees and expenses of all officers and directors of the Fund who are interested persons of Frontegra.

Adviser.  The Company is managed by Frontegra, which supervises the management of the Fund’s portfolio by Netols and administers the Company’s business affairs.  Frontegra was organized in 1996 and is located at 400 Skokie Boulevard, Suite 500, Northbrook, Illinois 60062.  William D. Forsyth III, the President of the Company and Frontegra, owns 100% of Frontegra.

A discussion regarding the Board of Directors’ basis for approving the investment advisory agreement and subadvisory agreement is included in the Fund’s annual report for the period ended June 30, 2011.

Advisory Fees.  Under the investment advisory agreement, the Fund compensates Frontegra at the annual rate of 1.00% of the Fund’s average daily net assets.  Pursuant to an expense cap agreement between Frontegra and the Fund, Frontegra agreed to waive its management fee and/or reimburse the Fund’s operating expenses to the extent necessary to ensure that the Fund’s total operating expenses (excluding taxes, interest, brokerage commissions, AFFE and extraordinary expenses) do not exceed 1.10% of the Fund’s average daily net assets for Institutional Class shares and 1.50% of the Fund’s average daily net assets for Class Y shares.  The expense cap agreement will continue in effect until October 31, 2012 with successive renewal terms of one year unless terminated by Frontegra or the Company prior to any such renewal.  The expense cap agreement has the effect of lowering the overall expense ratio for the Fund and increasing the Fund’s overall return to investors during the time any such amounts are waived and/or reimbursed.

Netols.  Netols is located at 1045 West Glen Oaks Lane, Suite 202, Mequon, Wisconsin 53092.  Under the subadvisory agreement, Netols is compensated by Frontegra for its investment advisory services at the annual rate of 0.60% of the Fund’s average daily net assets.  Netols provides continuous advice and recommendations concerning the Fund’s investments and is responsible for selecting the broker-dealers who execute the portfolio transactions.  In addition to providing investment advisory services to the Fund, Netols serves as investment adviser to other mutual funds, pension plans, endowments, foundations and high net worth clients.  As of September 30, 2011, Netols had approximately $800 million under management.

Portfolio Manager.  The Fund’s portfolio is managed by Jeffrey W. Netols.  Mr. Netols reviews and approves the analysts’ recommendations and makes the final buy and sell decisions for the Fund.  Mr. Netols is the founder of Netols.  He has been a portfolio manager of Netols since 2000.  He served as a senior portfolio manager of Putnam Investments from 1993 to 2000.

The Fund’s SAI provides additional information about the Fund’s portfolio manager, including other accounts managed, ownership of Fund shares and compensation.

Custodian, Transfer Agent and Administrator.  U.S. Bank, N.A. acts as custodian of the Fund’s assets.  U.S. Bancorp Fund Services, LLC serves as transfer agent for the Fund (the “Transfer Agent”) and as the Fund’s administrator.  U.S. Bank, N.A. and U.S. Bancorp Fund Services, LLC are affiliated entities.

Distributor.  Frontegra Strategies, LLC (the “Distributor”), 400 Skokie Boulevard, Suite 500, Northbrook, Illinois 60062 acts as the principal distributor of the Fund’s shares.   The Distributor is managed and owned by Mr. Forsyth, who manages and owns the Fund’s investment adviser, Frontegra.  Accordingly, the Distributor and Frontegra are affiliates.

9

PRIOR PERFORMANCE OF NETOLS

The following table shows the historical composite performance data for all of Netols’ private advisory accounts which have investment objectives, policies, strategies and risks substantially similar to the Fund, known as the Netols Small Cap Value Composite (the “Composite”).  The Composite includes all discretionary accounts over $250,000 that are fully invested in the small cap value investment strategy.  In addition to separate accounts and the Fund, the Composite includes the performance of two other registered investment company portfolios sub-advised by Netols during the periods presented.

The Composite is not subject to the same types of expenses to which the Fund is subject nor to the diversification requirements, specific tax restrictions and investment limitations imposed on the Fund by the Internal Revenue Code of 1986, as amended, (the “Code”) and the Investment Company Act of 1940, as amended, respectively.  Consequently, the performance results for the Composite could have been adversely affected if the accounts included in the Composite had been regulated under the federal securities and tax laws.  The data is provided to illustrate the past performance of Netols in managing a substantially similar portfolio as measured against a specific benchmark and does not represent the performance of the Fund.  You should not consider this performance data as an indication of the future performance of the Fund or Netols.

All returns presented were calculated in compliance with the Global Investment Performance Standards (GIPS®).  All returns presented were calculated on a total return basis and include all dividends and interest, accrued income, if any, and realized and unrealized gains and losses.  All returns reflect the deduction of investment advisory fees, if applicable, brokerage commissions and execution costs paid by the accounts included in the Composite, without provision for federal or state income taxes.  Cash and cash equivalents are included in the performance returns.  No leveraged positions were used.  Total return is calculated monthly in accordance with the time weighted rate of return method provided for by GIPS® standards accounted for on a trade-date basis.  The monthly returns are linked to derive an annual total return.  GIPS® standards for calculation of total return differ from the standards required by the SEC for calculation of average annual total return.

The Composite expenses are lower than the Fund’s net expenses.  Accordingly, if the Fund’s expenses had been deducted from the Composite’s returns, the returns would be lower than those shown.

Netols Asset Management, Inc.

Netols Small Cap Value Composite Performance History: 10/1/00 –9/30/11(1)

Periods Ended 9/30/11	Netols Small Cap Value Composite Total Return	Russell 2000 Value Index(2)
1 Year	(5.9)%	(6.0)%
5 Years	0.7%	(3.1)%
10 years	10.5%	6.5%
From Inception(3)	11.3%	6.4%

__________

(1)

For the Fund’s performance, see the return information under “Summary Section—Performance.”

(2)

The Russell 2000® Value Index measures the performance of the small-cap value segment of the U.S. equity universe.  It includes those Russell 2000® Index companies with lower price-to-book ratios and lower forecasted growth values.  The Russell 2000® Index includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership, and is a subset of the Russell 3000® Index.  The Russell 3000® Index measures the performance of the 3,000 largest U.S. companies.  The Index does not reflect investment management fees, brokerage commissions and other expenses associated with investing in equity securities.  A direct investment in an index is not possible.

(3)

The Composite commenced operations on October 1, 2000.

10

YOUR ACCOUNT

How to Purchase Shares.  Shares of the Fund are sold on a continuous basis at net asset value (“NAV”).  The Fund’s NAV is determined as of the close of trading on the New York Stock Exchange (the “NYSE”) (generally 4:00 p.m., Eastern Time) on each day the NYSE is open.  The NAV for a class of shares is determined by adding the value of the Fund’s investments, cash and other assets attributable to that class, subtracting the liabilities attributable to that class and then dividing the result by the total number of shares outstanding.  Due to the fact that different expenses are charged to the Institutional Class and Class Y shares of the Fund, the NAV of the two classes may vary.  Your purchase price will be the Fund’s NAV next determined after the Fund or an authorized agent, such as a fund supermarket or broker-dealer who is authorized by the Distributor or an affiliate to sell shares of the Fund (collectively, “Financial Intermediaries”), receives your request in proper form.  The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents.  Deposit in the mail or with a delivery service does not constitute receipt by the Transfer Agent.  A confirmation indicating the details of the transaction will be sent to you promptly.  Shares are credited to your account, but certificates are not issued.  However, you will have full shareholder rights.

Investments may be made by mail or wire.  The investment minimums noted above are waived for investments by qualified employee benefit plans.  Investment minimums may also be waived or reduced at the Fund’s discretion for certain registered investment advisers, broker-dealers, fee-based programs at broker-dealers and individuals accessing accounts through registered investment advisers.  The Fund reserves the right to change or waive these minimums at any time.  You will be given at least 30 days’ notice of any increase in the minimum dollar amount of purchases.

You may purchase shares of the Fund by completing an application and mailing it along with a check payable to “Frontegra Funds, Inc.” to:  Frontegra Funds, Inc., c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.  For overnight deliveries, please use 615 East Michigan Street, Third Floor, Milwaukee, Wisconsin 53202-5207.  The Fund will not accept payment in cash or money orders.  The Fund also does not accept cashier’s checks in amounts of less than $10,000.  To prevent check fraud, the Fund will not accept third party checks, Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares.  The Fund is unable to accept post dated checks, post dated on-line bill pay checks, or any conditional order or payment.  Purchases must be made in U.S. dollars and all checks must be drawn on a U.S. bank.  If your check does not clear, you will be charged a $25 service fee.  You will also be responsible for any losses suffered by the Fund as a result.  In the event a shareholder is unable to make the Fund whole in such a case, Frontegra will generally be responsible for any losses, with the right to seek indemnification or contribution from other parties.  All applications to purchase shares of the Fund are subject to acceptance by the Company and are not binding until so accepted.  The Company reserves the right to reject an application in whole or in part.

Alternatively, you may place an order to purchase shares of the Fund through a Financial Intermediary, who may charge a transaction fee for placing orders to purchase Fund shares or have policies or procedures that differ from those set forth in this Prospectus.  It is the responsibility of the Financial Intermediary to place the order with the Fund on a timely basis.  Please consult your Financial Intermediary regarding fee information and procedures for purchasing and selling shares of the Fund.

Important Information about Procedures for Opening a New Account.  The Company, on behalf of the Fund, is required to comply with various anti-money laundering laws and regulations.  To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions, including mutual funds, to obtain, verify and record information that identifies each person who opens an account.  Consequently, the Transfer Agent will verify certain information on your account application as part of the Fund’s Anti-Money Laundering Program.  As requested on the application, you must supply your full name, date of birth, social security number and permanent street address.  We may also ask for other identifying documents or information.  Mailing addresses containing only a P.O. Box will not be accepted.  Please contact the Transfer Agent at 1-888-825-2100 if you need additional assistance when completing your application.

If we do not have a reasonable belief of your identity, the account will be rejected or you will not be allowed to perform a transaction on the account until such information is received.  The Fund also reserves the right to close the account within five business days if clarifying information and/or documentation is not received.  If at any time the

11

Fund detects suspicious behavior or if certain account information matches government lists of suspicious persons, the Fund may determine not to open an account, may close an existing account, may file a suspicious activity report or may take other action.  Any delay in processing your order will affect the purchase price you receive for your shares.  The Company and the Transfer Agent are not liable for fluctuations in NAV experienced as a result of such delays in processing.

In order to purchase shares, you must reside in a jurisdiction where Fund shares may lawfully be offered for sale.  Shares of the Fund have not been registered for sale outside of the United States except to investors with United States military APO or FPO addresses.  The Fund may not be sold to investors residing outside the United States and its territories, except upon evidence of compliance with the laws of the applicable foreign jurisdictions.

If you purchase shares of the Fund by check and request the redemption of such shares, payment of the redemption proceeds may be delayed for up to 12 days in order to ensure that the check for the investment has cleared.  This is a security precaution only and does not affect your investment.

Multiple Classes.  The Fund currently offers two different classes of shares, Institutional Class shares and Class Y shares.  The different classes of shares represent investments in the same portfolio of securities but are subject to different expenses, which may affect their performance.  The classes also differ with respect to their investment minimums.  In addition, Class Y shares impose a Rule 12b-1 fee and shareholder servicing fee that are assessed against the assets of the Fund attributable to that class.

Initial Investment By Wire.  In addition, you may purchase shares of the Fund by wire.  Instruct your bank to use the following instructions when wiring funds:

Wire to:	U.S. Bank, N.A.
777 E. Wisconsin Ave.
Milwaukee, WI 53202
ABA Number 075000022

Credit to:	U.S. Bancorp Fund Services, LLC
Account Number 112-952-137

Further credit to:	Frontegra Funds, Inc.
Frontegra Netols Small Cap Value Fund
(Class of Shares)
(investor account number)
(name or account registration)

If you are making an initial investment in the Fund, before you wire funds, please contact the Transfer Agent by phone to make arrangements with a telephone service representative to submit your completed application via mail, overnight delivery, or facsimile.  Upon receipt of your application, your account will be established and a service representative will contact you within 24 hours to provide an account number and to confirm the wiring instructions.

The Fund is not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system.  Wired funds must be received prior to 4:00 p.m. Eastern time to be eligible for same day pricing.

Subsequent Investments.  You may make additions to your account by mail or by wire.  When making an additional purchase by mail, enclose a check payable to “Frontegra Funds, Inc.” along with the additional investment form provided on the lower portion of your account statement.

Subsequent Investments By Wire.  To make an additional purchase by wire, please contact the Transfer Agent to advise them of your intent to wire funds.  This will ensure prompt and accurate credit upon receipt of your wire.  To make an additional investment by wire, please follow the wire instructions used to open an account.

How to Redeem Shares.  You may request redemption of part or all of your Fund shares at any time.  The price you receive will be the NAV next determined after the Fund receives your request in proper form.  Once your redemption request is received in proper form, the Fund normally will mail or wire your redemption proceeds the next business day and, in any event, no later than seven calendar days after receipt of a redemption request.

12

However, where securities have been sold to generate cash for payment of a redemption, your redemption proceeds will not be paid until the first business day after the sales proceeds are received by the Fund.  Also, the Fund may hold payment of your redemption proceeds until the Transfer Agent is reasonably satisfied that the purchase check has cleared, which may be up to 12 days.  In addition to the redemption procedures described below, redemptions may also be made through Financial Intermediaries who may charge a commission or other transaction fee.

Written Redemption.  To redeem shares in the Fund please furnish a written, unconditional request to: Frontegra Funds, Inc., c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.  For written redemption requests sent via overnight delivery, please use 615 East Michigan Street, Third Floor, Milwaukee, Wisconsin 53202-5207.  Your request must (i) be signed exactly as the shares are registered, including the signature of each owner and (ii) specify the number of Fund shares or dollar amount to be redeemed.  The Transfer Agent may request additional documentation from corporations, executors, administrators, trustees, guardians, agents or attorneys-in-fact.  Redemption proceeds may be wired to a commercial bank authorized on your account.  Please note that if you redeem shares by wire, you will be charged a $15 service fee.  If you have redeemed all of your shares, the wire fee would be deducted from the redemption proceeds.  If you have only redeemed a portion of your account, the fee will be deducted from the remaining balance in your account.  If the dollar amount requested to be redeemed is greater than the current value of your account, your entire account balance may be redeemed.

Shareholders who have an IRA or other retirement plan must indicate on their redemption request whether or not to withhold federal income tax.  Redemption requests failing to indicate an election not to have tax withheld will generally be subject to 10% federal income tax withholding.

Purchases In Kind.  Shares of the Fund may be purchased “in kind,” subject to the approval of Frontegra and/or Netols and their determination that the securities are acceptable investments for the Fund and that they have a value that is readily ascertainable in accordance with the Fund’s valuation policies.  In an in kind purchase, investors transfer securities to the Fund in exchange for Fund shares.  Securities accepted by the Fund in an in kind purchase will be valued at market value.  In general, an investor transferring securities for shares will recognize a gain or loss, for federal income tax purposes, on an in kind purchase of the Fund, calculated as if the investor had sold the securities for their fair market value and used the proceeds to purchase shares of the Fund.

Redemptions In Kind.  The Fund reserves the right to make a “redemption in kind” (a payment in portfolio securities rather than cash) if the amount you are redeeming is in excess of the lesser of (i) $250,000 or (ii) 1% of the Fund’s assets.  In such cases, you may incur brokerage costs in converting these securities to cash.

Signature Guarantees.  Signature guarantees are required in the following circumstances:

•

for redemption proceeds sent to any person, address or bank account not on record;

•

for requests to wire redemption proceeds (if not previously authorized on the account);

•

for redemption requests submitted within 30 days of an address change;

•

when changing account ownership; and

•

in other situations deemed necessary by the Transfer Agent or the Fund to protect against the possibility of fraud.

A signature guarantee may be obtained from any bank, savings and loan association, credit union, brokerage firm or other eligible guarantor institution, but not a notary public.  Non-financial transactions, including establishing or modifying certain services on an account, may require a signature verification from a Signature Validation Program member or other acceptable form of authentication from a financial institution source, such as notarization from commercial banks or brokerage firms.

Account Termination.  Your account may be terminated by the Fund on not less than 30 days’ notice if the value of the shares in an account falls below $10,000 for Institutional Class shares and below $100 for Class Y shares as a

13

result of redemptions.  Upon any such termination, a check for the redemption proceeds will be sent to the address of record within seven calendar days of the redemption.

Market Timing Policy.  The Fund or Frontegra may determine from the amount, frequency and pattern of exchanges that a shareholder is engaged in excessive trading that is detrimental to the Fund or its other shareholders.  Such short-term or excessive trading into and out of the Fund may harm all shareholders by disrupting investment strategies, increasing brokerage, administrative and other expenses, decreasing tax efficiency and diluting the value of shares held by long-term shareholders.

The Board of Directors has approved policies that seek to discourage frequent purchases and redemptions and curb the disruptive effects of frequent trading (the “Market Timing Policy”).  Pursuant to the Market Timing Policy, the Fund may decline to accept an application or may reject a purchase request, including an exchange, from a market timer or an investor who, in Frontegra’s sole discretion, has a pattern of short-term or excessive trading or whose trading has been or may be disruptive to the Fund.  In addition, the Fund reserves the right to reject any purchase, including an exchange, that could adversely affect the Fund or its operations.  The Fund, Frontegra, Netols and their affiliates are prohibited from entering into arrangements with any shareholder or other person to permit frequent purchases and redemptions of Fund shares.

The Fund monitors and enforces the Market Timing Policy through:

•

the termination of a shareholder’s purchase and/or exchange privileges;

•

selective monitoring of trade activity; and

•

regular reports to the Board of Directors by the Fund’s Chief Compliance Officer regarding any unusual trading activity.

Frontegra or the Distributor have entered into shareholder information agreements with Financial Intermediaries, which enable Frontegra or the Distributor to request information to assist in monitoring for excessive short-term trading activity of individual shareholders within omnibus accounts.  Omnibus accounts are accounts maintained by Financial Intermediaries on behalf of multiple beneficial shareholders.  In some cases, the Fund may rely on the market timing policies of Financial Intermediaries, even if those policies are different from the Fund’s policy, when the Fund believes that the policies are reasonably designed to prevent excessive trading practices that are detrimental to the Fund.  If inappropriate trading is detected in an omnibus account, the Fund may request that the Financial Intermediary take action to prevent the underlying shareholder from engaging in such trading and to enforce the Fund’s or the Financial Intermediary’s market timing policy.  There may be legal and technological limitations on the ability of Financial Intermediaries to restrict the trading practices of their clients, and they may impose restrictions or limitations that are different from the Fund’s policies. As a result, the Fund’s ability to monitor and discourage excessive trading practices in omnibus accounts may be limited.

DISTRIBUTION AND SERVICING ARRANGEMENTS

Shares of the Fund may be offered through Financial Intermediaries.  If you purchase Fund shares through a Financial Intermediary, you may be subject to different fees or policies than those set forth in this Prospectus.

Rule 12b-1 Fees (Class Y Shares Only).  The Board of Directors has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act for the Fund’s Class Y shares (the “12b-1 Plan”).  Pursuant to the 12b-1 Plan, the Fund pays an annual fee of up to 0.25% to the Distributor for payments to Financial Intermediaries who perform activities or incur expenses intended to result in the sale of Class Y shares of the Fund.  Because these fees are paid out of the Class Y shares’ assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost more than paying other types of sales charges.

Shareholder Servicing Fee (Class Y Shares Only).  Class Y shares of the Fund pay an annual shareholder servicing fee of up to 0.15% per year to the Distributor for payments to Financial Intermediaries who provide on-going account services to shareholders.  This fee is paid to Financial Intermediaries for shareholder servicing

14

activities such as record-keeping and administrative services for Class Y shareholders other than distribution services.

Payments to Financial Intermediaries.  From time to time, the Distributor or an affiliate may enter into arrangements with brokers or other Financial Intermediaries pursuant to which such parties agree to perform sub-transfer agent, record-keeping, administrative or other services on behalf of their clients who are shareholders of the Fund.  Pursuant to these arrangements, the Distributor or an affiliate may make payments to Financial Intermediaries for services provided to clients who hold shares of the Fund through omnibus accounts.  In some circumstances, the Fund may directly pay the intermediary for performing transfer agent and related services, provided that the aggregate fee does not exceed what the Fund would pay the Transfer Agent if the intermediary’s clients were direct shareholders of the Fund.

In addition, the Distributor or an affiliate may pay additional compensation to certain Financial Intermediaries.  Under these arrangements, the Distributor or an affiliate may make payments from their own resources, and not as an additional charge to the Fund, to a Financial Intermediary to compensate it for distribution and marketing services, including the opportunity to distribute the Fund.  For example, the Distributor or an affiliate may compensate Financial Intermediaries for providing the Fund with “shelf space” or access to a third party platform or fund offering list or other marketing programs, including, without limitation, inclusion of the Fund on preferred or recommended sales lists, mutual fund “supermarket” platforms, other formal sales programs and other forms of marketing support.  The amount of these payments is determined from time to time by the Distributor or an affiliate and may differ among such Financial Intermediaries based upon one or more of the following factors:  gross sales, current assets, the number of accounts of the Fund held by the Financial Intermediaries or other factors agreed to by the parties.  These payments are in addition to any distribution or service fees payable under the 12b-1 Plan or shareholder servicing arrangement as noted above.  The receipt of (or prospect of receiving) such compensation may provide the intermediary and its salespersons with an incentive to favor sales of Fund shares, or a particular class of those shares, over other investment alternatives.  You may wish to consider whether such arrangements exist when evaluating recommendations from an intermediary.

EXCHANGE PRIVILEGE

You may exchange all or a portion of your investment between classes or from one Frontegra Fund to another at any time by written request, if you meet the minimum investment requirements for the class and Fund into which you would like to exchange, and if the class and Fund are open to new investors.  The value of the shares to be exchanged and the price of the shares being purchased will be the NAV next determined after receipt of instructions for exchange in proper form.  An exchange between classes or from one Fund to another is treated, for federal income tax purposes, as a sale of the shares to be exchanged at their NAV and a subsequent use of the sales proceeds to purchase the replacement shares, and will generally result in the realization of a capital gain or loss determined by reference to your adjusted basis in the shares to be exchanged and the NAV of those shares on the date of the exchange.  Exchanges are not tax-free.  Exchange requests should be directed to: Frontegra Funds, Inc., c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.  For written exchange requests sent via overnight delivery, please use 615 East Michigan Street, Third Floor, Milwaukee, Wisconsin 53202-5207.

Exchange requests may be subject to limitations under the Market Timing Policy to ensure that the exchanges do not disadvantage the Fund or its shareholders.  The Company reserves the right to modify or terminate the exchange privilege upon 60 days’ written notice to each shareholder prior to the modification or termination taking effect.

VALUATION OF FUND SHARES

Shares of each class of the Fund are sold at their NAV.  The NAV for each class of the Fund is calculated using the market value of the Fund’s investments and is determined as of the close of trading (generally 4:00 p.m. Eastern Time) on each day the NYSE is open for business.  The Fund does not determine NAV on days the NYSE is closed.  The NYSE is closed on New Year’s Day, Martin Luther King, Jr. Day, President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.  The price at which a purchase order or redemption request is effected is based on the next calculation of NAV after we receive your transaction request in good order.

15

In determining the Fund’s NAV, each equity security traded on a securities exchange, including NASDAQ, is valued at the closing price on the exchange on which the security is principally traded.  Exchange-traded securities for which there were no transactions on a given day are valued at the most recent bid price.  Securities not listed on a securities exchange are valued at the most recent sale price.  Short-term investments maturing within 60 days are valued at amortized cost, which approximates fair value.

Any securities or other assets for which market valuations are not readily available or are unreliable are valued at fair value as determined by Frontegra or Netols in good faith and in accordance with procedures approved by the Fund’s Board of Directors.  Consequently, the price of a security used by the Fund to calculate its NAV may differ from the quoted or published price for the same security.  The Fund may use fair value pricing if, for example, trading in a particular security is halted and does not resume before the Fund calculates its NAV or the exchange on which a security is traded closes early.  Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security is materially different from the value that could be realized upon the sale of that security.

DISTRIBUTIONS AND FEDERAL INCOME TAX TREATMENT

As with any investment, you should consider how your investment in the Fund will be taxed.  If your account is not a retirement account or other tax-deferred arrangement (or you are not otherwise exempt from income tax), you should be aware of the following federal income tax implications.

Taxes on Distributions.  The Fund intends to distribute substantially all of its net investment company taxable income and net capital gain, if any, to shareholders at least annually.

For federal income tax purposes, distributions from the Fund’s net investment company taxable income (which includes dividends, interest, the excess of any net short-term capital gains over net long-term capital loss, and net gains from foreign currency transactions), if any, generally will be taxable to you as ordinary income whether reinvested in additional Fund shares or received in cash, unless such distributions are attributable to and reported by the Fund as “qualified dividend income” (as defined in the Code).  “Qualified dividends” are currently eligible for the reduced rate of tax on long-term capital gains.  Currently, the maximum rate applicable to long-term capital gains, and thus, to qualified dividend income, is set at a rate of 15% (but scheduled to increase to 20% in 2013).

If the Fund reports distributions of net capital gains (the excess of net long-term capital gains over short-term capital losses) as “capital gain distributions,” then such distributions will be taxable as long-term capital gains whether reinvested in additional Fund shares or received in cash and regardless of the length of time you have owned your shares.

The Fund will inform shareholders of the source and tax status of all distributions after the close of each calendar year.

When the Fund makes a distribution, the Fund’s NAV decreases by the amount of the payment.  If you purchase shares shortly before a distribution, you will, nonetheless, be subject to income taxes on the distribution, even though the value of your investment (plus cash received, if any) remains the same.  The Fund expects that, because of its investment objective, its distributions will consist primarily of capital gain.  All distributions will automatically be reinvested in shares of the Fund at the then prevailing NAV unless you specifically request that either distributions of net investment company taxable income or net capital gains or both be paid in cash.  If you elect to receive distributions in cash, and the U.S. Postal Service cannot deliver the check, or if a check remains outstanding for six months, the Fund reserves the right to reinvest the distribution check in your account, at the Fund’s current NAV, and to reinvest all subsequent distributions.

The election to receive distributions in cash or reinvest them may be changed by writing to:  Frontegra Funds, Inc., c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.  For overnight deliveries, please use 615 East Michigan Street, Third Floor, Milwaukee, Wisconsin 53202-5207.  Such notice must be received at least five business days prior to the record date of any distribution.

Taxes on Sales, Redemptions and Exchanges.  Your sale or redemption of Fund shares will generally result in a taxable capital gain or loss to you, depending on whether the sale or redemption proceeds, including in kind proceeds, are more or less than your adjusted basis in the sold or redeemed shares (generally, the amount you paid

16

for the shares).  Generally, the capital gain or loss will be long-term if you have held your Fund shares for more than one year and short-term if you have held your Fund shares for one year or less.  Any capital loss arising from the sale or redemption of Fund shares held for six months or less, however, is treated as a long-term capital loss to the extent of any amounts treated as distributions of net capital gain received on such shares.  As discussed above under “Exchange Privilege,” an exchange of Fund shares for shares in any other Frontegra Fund generally will have similar tax consequences to a redemption of Fund shares.

Withholding.  Except in cases of certain exempt shareholders, including most corporations, if you do not furnish the Fund with your correct Social Security Number or Taxpayer Identification Number and/or the Fund receives notification from the Internal Revenue Service requiring back-up withholding, the Fund is required by federal law to withhold federal income tax from your distributions and redemption proceeds, currently at a rate of 28% for U.S. residents (but scheduled to increase to 31% in 2013).

This section is not intended to be a full discussion of federal income tax laws and the effect of such laws on you.  There may be other federal, state or local tax considerations applicable to a particular investor.  You are urged to consult your own tax adviser.

Please see the SAI for more information about taxes.

17

DIRECTORS	TRANSFER AGENT

William D. Forsyth III	U.S. Bancorp Fund Services, LLC
David L. Heald	For overnight deliveries, use:
James M. Snyder	Frontegra Funds, Inc.
c/o U.S. Bancorp Fund Services, LLC
OFFICERS	615 East Michigan Street, 3rd Floor
Milwaukee, Wisconsin 53202-5207
William D. Forsyth III
Elyce D. Dilworth	For regular mail deliveries, use:
Frontegra Funds, Inc.
INVESTMENT ADVISER	c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Frontegra Asset Management, Inc.	Milwaukee, Wisconsin 53201-0701
400 Skokie Boulevard, Suite 500
Northbrook, Illinois 60062	INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM
SUBADVISER

Netols Asset Management, Inc.	Ernst & Young LLP
1045 W. Glen Oaks Lane, Suite 202	155 N. Wacker Drive
Mequon, Wisconsin 53092	Chicago, Illinois 60606

CUSTODIAN	LEGAL COUNSEL

U.S. Bank, N.A.	Godfrey & Kahn, S.C.
1555 N. River Center Drive, Suite 302	780 N. Water Street
Milwaukee, Wisconsin 53212	Milwaukee, Wisconsin 53202

DISTRIBUTOR

Frontegra Strategies, LLC
400 Skokie Boulevard, Suite 500
Northbrook, Illinois 60062

18

Additional information regarding the Company and the Fund is included in the SAI, which has been filed with the SEC.  The SAI is incorporated into this Prospectus by reference and therefore is legally part of this Prospectus.  Further information about the Fund’s investments is available in the Company’s annual and semi-annual reports to shareholders.  The Company’s annual report provides a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during the last fiscal year.  You may receive the SAI, annual report and semi-annual report free of charge, request other information about the Fund and make general inquiries by contacting the Company at the address below or by calling, toll-free, 1-888-825-2100.  The SAI and the annual and semi-annual reports are also available, free of charge, on the Company’s website at http://www.frontegra.com.

Information about the Fund (including the SAI) can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.  Please call the SEC at 1-202-551-8090 for information relating to the operation of the Public Reference Room.  Reports and other information about the Fund are also available on the EDGAR database on the SEC’s Internet site located at http://www.sec.gov.  Alternatively, copies of this information may be obtained, upon payment of a duplicating fee, by electronic request to the following e-mail address:  publicinfo@sec.gov, or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-1520.

Frontegra Funds, Inc.

c/o U.S. Bancorp Fund Services, LLC

P.O. Box 701, Milwaukee, Wisconsin 53201-0701

The Company’s 1940 Act File Number is 811-7685.

19

FRONTEGRA FUNDS

PROSPECTUS

Frontegra Phocas Small Cap Value Fund
Class L Shares (PHSVX)

Frontegra Asset Management, Inc.

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved these securities or determined if this Prospectus is truthful or complete.  Any representation to the contrary is a criminal offense.

October 31, 2011

Summary Section	1
Principal Investment Strategy and Related Risks	5
Investment Process	6
Financial Highlights	8
Fund Management	10
Your Account	12
Exchange Privilege	15
Valuation of Fund Shares	16
Distributions and Federal Income Tax Treatment	16

You should rely only on the information contained in this Prospectus and in the Statement of Additional Information (“SAI”), which is available upon request.  Frontegra Funds, Inc. (the “Company”) has not authorized others to provide additional information.  The Company does not authorize use of this Prospectus in any state or jurisdiction where the offering cannot legally be made.

SUMMARY SECTION

Investment Objective.  The investment objective of the Frontegra Phocas Small Cap Value Fund (the “Fund”) is long-term total investment return through capital appreciation.

Fees and Expenses of Class L Shares of the Fund.  This table describes the fees and expenses that you may pay if you buy and hold Class L shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	NONE
Redemption Fee (as a percentage of amount redeemed, if applicable)	NONE
(a service fee of $15 will be imposed for shares redeemed by wire)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%
Distribution (12b-1) Fees	NONE
Other Expenses	0.69%
Acquired Fund Fees and Expenses(1)	0.17%
Total Annual Fund Operating Expenses	1.86%
Fee Waiver(2)	(0.70)%
Total Annual Fund Operating Expenses After Fee Waiver	1.16%

____________

(1)

Acquired Fund Fees and Expenses (“AFFE”) are fees and expenses incurred by the Fund in connection with its investments in other investment companies.  Total Annual Fund Operating Expenses shown will not correlate to the Fund’s ratio of expenses to average net assets appearing in the Financial Highlights table, which will not include AFFE.

(2)

Pursuant to an expense cap agreement between Frontegra Asset Management, Inc., the Fund’s investment adviser (“Frontegra”), and the Fund, Frontegra has contractually agreed to waive its management fee and/or reimburse the Fund’s operating expenses to the extent necessary to ensure that the Fund’s total operating expenses (excluding taxes, interest, brokerage commissions, AFFE and extraordinary expenses) do not exceed 0.99% of the Fund’s average daily net assets for the Class L shares.  The expense cap agreement will continue in effect until October 31, 2012 with successive renewal terms of one year unless terminated by Frontegra or the Company prior to any such renewal.  “Other Expenses” are presented before any waivers or expense reimbursements.

Example.  The following example is intended to help you compare the cost of investing in the Class L shares of the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$118	$517	$941	$2,123

Portfolio Turnover.  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During its most recent fiscal year, the Fund had a portfolio turnover rate of 37% of the average value of its portfolio.

Principal Investment Strategy.  Under normal market conditions, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in domestic common stocks and other equity securities (including convertible preferred stocks and warrants) of small-capitalization companies, consistent with companies within the Russell 2000® Value Index.  As of September 30, 2011, the largest market capitalization of a company in the Russell 2000® Value Index was $2.6 billion and the weighted average market capitalization was $928 million.

The Fund will pursue its investment objective by investing in a diversified portfolio of small-capitalization securities selling at discounts to their fair value as assessed by the investment and research team of Phocas Financial Corporation (“Phocas”), the Fund’s subadviser.  Phocas will typically invest in 80 to 120 companies with initial weightings between 0.50% to 1.50% of total Fund value in order to have broad industry representation and reduce individual security risk within the Fund.

Principal Investment Risks.

Market Risks.  The Fund’s investments are subject to market risk, which may cause the value of the Fund’s investments to decline.  If the value of the Fund’s investments goes down, the share price of the Fund will go down, and you may lose money.  U.S. and international markets have experienced extreme volatility, reduced liquidity, credit downgrades, increased likelihood of default and valuation difficulties in recent years.

Equity Securities Risks. Common stocks and other equity securities held by the Fund will fluctuate in value based on the earnings of the company and on general industry and market conditions, leading to fluctuations in the Fund’s share price.

Foreign Securities Risks.  The Fund’s foreign investments involve additional risks, including less liquidity, currency-rate fluctuations, political and economic instability and differences in financial reporting standards and securities market regulation.

Management Risks.  The Fund is subject to management risk as an actively-managed investment portfolio and depends on the decisions of the portfolio managers to produce the desired results.

Small Capitalization Risks.  Securities of companies with small market capitalizations are often more volatile and less liquid than investments in larger companies.  Small capitalization companies are also more susceptible to market pressures than larger companies.

Value Style Investing Risks.  Value investing seeks to identify stocks that have depressed valuations and to sell them when their prices rise in response to resolution of the issues which caused the depressed valuations.  However, these factors may prove to be longer term or even permanent in nature, and there may not be any rise in valuation.  In addition, there is the increased risk that such companies may not have sufficient resources to continue as ongoing businesses.

Sector Risks.  Although Phocas selects stocks based on their individual merits, some economic sectors will represent a larger portion of the Fund’s overall investment portfolio than other sectors.  Potential negative market or economic developments affecting one of the larger sectors could have a greater impact on the Fund than on a fund with fewer holdings in that sector.

Performance.  The Fund is the successor to the Phocas Small Cap Value Fund (the “Predecessor Fund”) pursuant to a reorganization that was completed on October 8, 2010.  Prior to this date, the Fund had no investment operations.  Accordingly, the performance and financial information for periods prior to October 8, 2010 is historical information for the Predecessor Fund.  The Fund has investment objectives, strategies and policies substantially similar to the Predecessor Fund, which was advised by Phocas, the current subadviser to the Fund.  The Predecessor Fund offered only one class of shares, which was most similar to Class L shares of the Fund.  This Prospectus relates only to Class L shares.  Class L shares are subject to different expenses than the Predecessor Fund and Class I shares of the Fund (offered in a separate Prospectus), which may affect their performance.

The return information provided in the following bar chart and table illustrates how the performance of the Fund can vary, which is one indication of the risks of investing in the Fund.  The bar chart shows the changes in the Fund’s performance from year to year.  The table shows how the Fund’s average annual returns compare with a broad measure of market performance.  Please keep in mind that the Fund’s past performance (before and after taxes) does not necessarily represent how it will perform in the future.  Updated performance data will be available on the Company’s website at www.frontegra.com or by calling toll-free to 1-888-825-2100.

Calendar Year Total Returns (1)

_____________________

(1)

Returns for calendar years 2007-2009 and for the period from January 1, 2010 to October 7, 2010 reflect the performance of the Predecessor Fund. Returns for the period from October 8, 2010 to December 31, 2010 reflect the performance of the Fund.

The Fund’s return from January 1, 2011 through September 30, 2011 was (18.25)%.

Best and Worst Quarterly Performance (during the periods shown above)

Best Quarter Return	Worst Quarter Return

22.69% (3rd Q, 2009)	(19.36)% (4th Q, 2008)

Average Annual Total Returns (1)

(For periods ended December 31, 2010)

	One Year	Since Inception (September 29, 2006)
Fund
Return Before Taxes	29.94%	5.02%
Return After Taxes on Distributions	29.87%	4.90%
Return After Taxes on Distributions and Sale of Fund Shares	19.51%	4.28%
Russell 2000® Value Index (reflects no deductions for fees, expenses or taxes)	24.50%	0.90%
_____________________

(1)

Fund returns for the period from September 29, 2006 to October 7, 2010 reflect the performance of the Predecessor Fund.  Fund returns for the period from October 8, 2010 to December 31, 2010 reflect the performance of the Fund.

The after-tax returns for the Fund were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

The return after taxes on distributions and sale of Fund shares is higher than other return figures when a capital loss occurs upon the redemption of Fund shares.

Management.

Investment Adviser and Subadviser.  Frontegra is the investment adviser to the Fund.  Phocas is the subadviser to the Fund.

Portfolio Managers.

Name	Portfolio Manager of the Fund Since	Title
William Schaff, CFA	2010	Chief Executive Officer and Portfolio Manager

Steve Block, CFA	2010	Portfolio Manager

Purchase and Sale of Fund Shares.  You may purchase or redeem shares of the Fund on any business day by written request to Frontegra Funds, Inc., c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701 or through a financial intermediary.  The Fund’s minimum initial investment is $100,000 and the minimum subsequent investment is $1,000.  Frontegra may reduce or waive the minimums in its sole discretion.

Tax Information.  The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA.  You may be taxed later upon withdrawal of your investment from these tax-deferred accounts.

Payments to Broker-Dealers and Other Financial Intermediaries.  If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create conflicts of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

PRINCIPAL INVESTMENT STRATEGY AND RELATED RISKS

The investment objective of the Fund is long-term total investment return through capital appreciation.  Under normal market conditions, the Fund seeks to achieve its investment objective by investing at least 80% of its net assets, plus any borrowings for investment purposes, in domestic common stocks and other equity securities of small-capitalization companies, consistent with companies within the Russell 2000® Value Index.  Shareholders will be provided with at least 60 days’ notice of any change in the policy of investing in small-cap equity securities.  As of September 30, 2011, the largest market capitalization of a company in the Russell 2000® Value Index was $2.6 billion and the weighted average market capitalization was $928 million.  Equity securities include investment in convertible preferred stocks and warrants.

The Fund expects to invest in a diversified portfolio across most of the major industries and will typically contain between 80 to 120 stocks of small-capitalization securities selling at discounts to fair value assessed by the Phocas investment and research team.

Phocas will consider selling a security if the price of the security increases to certain levels compared to other securities in the same industry.  Phocas will also consider selling a security if it is subject to excessive position overweighting or if Phocas perceives a loss of management focus (e.g., a deviation from strategy).

The Fund may make significant investments in foreign securities denominated in U.S. dollars.  The Fund will invest primarily in domestic U.S. small-capitalization companies but reserves the right to invest up to 20% of its net assets in ADRs or foreign securities that trade on U.S. exchanges.

The Fund may invest up to 100% of its total assets in cash, cash equivalents, high-quality short-term fixed income securities and money market instruments as a temporary defensive position during adverse market, economic or political conditions or in other limited circumstances, such as in the case of unusually large cash inflows or redemptions.  When so invested, the Fund may not achieve its investment objective.

Principal Risk Factors.

Market Risks.  The Fund’s investments are subject to market risk, which may cause the value of the Fund’s investments to decline.  If the value of the Fund’s investments goes down, you may lose money.  The share price of the Fund is expected to fluctuate.  Your shares at redemption may be worth more or less than your initial investment.  U.S. and international markets have experienced extreme volatility, reduced liquidity, credit downgrades, increased likelihood of default and valuation difficulties in recent years.

Equity Securities Risks.  Common stocks and other equity securities generally increase or decrease in value based on the earnings of the company and on general industry and market conditions.  A fund that invests a significant amount of its assets in common stocks and other equity securities is likely to have greater fluctuations in share price than a fund that invests a significant portion of its assets in fixed income securities.

Foreign Securities Risks.  Foreign investments involve additional risks, including less liquidity, currency-rate fluctuations, political and economic instability, differences in financial reporting standards and less strict regulation of the securities markets compared to U.S. markets.  The risks of foreign investments typically are greater in emerging market countries, which have less developed legal and accounting structures and are more likely to experience high levels of inflation, deflation or currency devaluations, which could adversely affect their economies and securities markets.  Additionally, governments of certain emerging market countries have exercised and continue to exercise substantial influence over many aspects of the private sector.

Management Risks.  The Fund is subject to management risk as an actively-managed investment portfolio. Phocas and each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results.  If Phocas is not able to select better-performing securities, the Fund may lose money.

Small Capitalization Risks.  Securities of companies with small market capitalizations are often more volatile and less liquid than investments in larger companies.  The frequency and volume of trading in securities of small capitalization companies may be substantially less than is typical of larger companies.  Therefore, the securities of small capitalization companies may be subject to greater and more abrupt price fluctuations than larger companies.  In addition, small capitalization companies may lack the management experience, financial resources and product diversification of larger companies, making them more susceptible to market pressures.  Generally, the smaller the company size, the greater these risks.

Value Style Investing Risks.  Value stocks can perform differently from the market as a whole and from other types of stocks.  Value investing seeks to identify stocks that have depressed valuations, based upon a number of factors which are thought to be temporary in nature, and to sell them at superior profits when their prices rise in response to resolution of the issues which caused the valuation of the stock to be depressed. While certain value stocks may increase in value more quickly during periods of anticipated economic upturn, they may also lose value more quickly in periods of anticipated economic downturn.  Furthermore, there is the risk that the factors which caused the depressed valuations are longer term or even permanent in nature, and that there will not be any rise in valuation.  Finally, there is the increased risk in such situations that such companies may not have sufficient resources to continue as ongoing businesses, which would result in the stock of such companies potentially becoming worthless.

Sector Risks.  Sector emphasis risk is the possibility that investment within certain sectors may decline in price due to sector-specific market or economic developments.  Although Phocas selects stocks based on their individual merits, it is expected that when the Fund’s investments are categorized into their respective economic sectors, some sectors will represent a larger portion of the overall portfolio than other sectors.  As a result, potential negative developments affecting one of the larger sectors could have a greater impact on the Fund than on a fund with fewer holdings in that sector.

Who Should Invest.  The Fund is suitable for long-term investors only and is not designed as a short-term investment vehicle.  The Fund may be an appropriate investment for you if you:

•

Have a long-term investment horizon;

•

Want to add an investment with potential for capital appreciation to diversify your investment portfolio; and/or

Can accept the greater risk of investing in a portfolio with common stock holdings.

Portfolio Holdings Disclosure Policy.  A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the SAI.

INVESTMENT PROCESS

The selection process for the Fund focuses on U.S. small-cap value stocks.  Phocas conducts an initial screening of the marketable U.S. equity universe for liquidity and market capitalization.  The initial screening eliminates the large and mid-cap U.S. equity universe, and also the micro-cap U.S. equity universe.  Phocas establishes valuation screens for each major industry segment of the Russell 2000® Value Index.  Traditional valuation metrics such as price/book, price/sales, cash flow metrics and other factors, are used either individually or in combination. Depending upon the industry segment, adjustments are made for balance sheet risk relative to peer group.  The initial screens are intended to result in identifying the most reasonably priced companies within the U.S. small-cap universe.

The Phocas research team then focuses on specific company qualitative analysis, income statement and balance sheet reviews, as well as any other major factors that might impact share price.  Combining qualitative analysis with fundamental valuation based on traditional cash flow models, proprietary financial models, or other historically reliable valuation methodologies, Phocas will tend to invest in approximately 80 to 120 companies with initial weightings between 0.50% to 1.50% of the Fund’s total value in order to have broad industry representation and reduce individual security risk within the Fund.

The Fund will also have exposure to every major industry segment of the Russell 2000® Value Index that equals or exceeds 5% of the total index.  The portfolio will invest in every major sector with no less than 50% exposure to the benchmark industry weight, or more than 200% of the benchmark weight, with a maximum of 50% in any one sector regardless of the 200% limit.

Phocas will rebalance the Fund’s portfolio at least once per year.  Individual positions that exceed 3% of the Fund’s portfolio value will typically be reduced to below 3% of the Fund’s portfolio value.

FINANCIAL HIGHLIGHTS

The financial highlights table describes the Fund’s financial performance since inception.  Certain information reflects financial results for a single Fund share.  The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund for the stated period (assuming reinvestment of all distributions).  On October 8, 2010, the Fund acquired all of the assets and stated liabilities of the Predecessor Fund in exchange for Class L shares of the Fund.  Accordingly, the Fund is the successor to the Predecessor Fund and has carried forward the historical performance and financial statements of the Predecessor Fund for Class L shares.  The information for the year ended June 30, 2011 has been audited by Ernst & Young LLP.  The information for periods prior to June 30, 2011 was audited by another registered public accounting firm.  The Fund’s financial statements, along with Ernst & Young LLP’s report, is included in the Fund’s annual report, which is available upon request.

FRONTEGRA PHOCAS SMALL CAP VALUE FUND – CLASS L
	Year Ended June 30, 2011(1)	Six Months Ended June 30, 2010(2)	Year Ended Dec. 31, 2009	Year Ended Dec. 31, 2008	Year Ended Dec. 31, 2007	Year Ended Dec. 31, 2006(3)
Net Asset Value, Beginning of Period	$18.40	$18.48	$14.93	$20.01	$21.86	$20.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.04(4)	0.02(4)	0.06(4)	0.13(4)	0.05(4)	0.03
Net realized and unrealized gain (loss) on investments	6.13	(0.10)	3.56	(5.08)	(1.68)	1.85
Total Income (Loss) from Investment Operations	6.17	(0.08)	3.62	(4.95)	(1.63)	1.88

LESS DISTRIBUTIONS:
From net investment income	(0.06)	―	(0.07)	(0.13)	(0.09)	(0.02)
From net realized gain on investments	―	—	—	—	(0.13)	—
Total Distributions	(0.06)	—	(0.07)	(0.13)	(0.22)	(0.02)
Redemption fees retained	—(5)	—(5)	—(5)	—(5)	—(5)	—
Net Asset Value, End of Period	$24.51	$18.40	$18.48	$14.93	$20.01	$21.86

Total Return	33.55%	(0.43)%(6)	24.29%	(24.68)%	(7.46)%	9.41%(6)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$20,507	$15,176	$19,331	$17,201	$21,936	$1,233
Ratio of expenses to average net assets:
Before waivers and reimbursements	1.69%	1.68%(7)	1.71%	1.52%	2.43%	14.93%(7)
Net of waivers and reimbursements	0.99%	0.99%(7)	0.99%	0.99%	1.18%	1.50%(7)
Ratio of net investment income (loss) to average net assets:
Before waivers and reimbursements	(0.52)%	(0.53)%(7)	(0.31)%	0.21%	(0.54)%	(12.79)%(7)
Net of waivers and reimbursements	0.18%	0.16%(7)	0.41%	0.74%	0.71%	0.63%(7)
Portfolio turnover rate	37%	43%(6)	67%	34%	148%	11%(6)

__________

(1)

Effective October 8, 2010, Frontegra Asset Management, Inc. became adviser and Phocas Financial Corp. became subadviser to the Fund.

(2)

Effective June 30, 2010, the Fund changed its fiscal year end to June 30 from December 31.

(3)

Commenced operations on September 29, 2006.

(4)

Per share net investment income has been calculated using the daily average shares method.

(5)

Less than one cent per share.

(6)

Not annualized.

(7)

Annualized.

FUND MANAGEMENT

Board of Directors.  Under the laws of the State of Maryland, the Board of Directors of the Company (the “Board of Directors”) is responsible for managing the Company’s business and affairs.  The Board of Directors also oversees duties required by applicable state and federal law.  The Company has entered into an investment advisory agreement with Frontegra, pursuant to which Frontegra supervises the management of the Fund’s investments and business affairs, subject to the supervision of the Company’s Board of Directors.  Frontegra has entered into a subadvisory agreement with Phocas under which Phocas serves as the Fund’s portfolio manager and, subject to Frontegra’s supervision, manages the Fund’s portfolio.  Frontegra provides office facilities for the Fund and pays the salaries, fees and expenses of all officers and directors of the Fund who are interested persons of Frontegra.

Adviser.  The Company is managed by Frontegra, which supervises the management of the Fund’s portfolio by Phocas and administers the Company’s business affairs.  Frontegra was organized in 1996 and is located at 400 Skokie Boulevard, Suite 500, Northbrook, Illinois 60062.  William D. Forsyth III, the President of the Company and Frontegra, owns 100% of Frontegra.  Frontegra is affiliated with Frontier Partners, Inc., a consulting firm that provides marketing services to third party investment advisers, including Phocas.

A discussion regarding the Board of Directors’ basis for approving the investment advisory agreement and subadvisory agreement is included in the Fund’s annual report for the period ended June 30, 2010.

Advisory Fees.  Under the investment advisory agreement, the Fund compensates Frontegra at the annual rate of 1.00% of the Fund’s average daily net assets. Pursuant to an expense cap agreement between Frontegra and the Fund, Frontegra agreed to waive its management fee and/or reimburse the Fund’s operating expenses to the extent necessary to ensure that the Fund’s total operating expenses (excluding taxes, interest, brokerage commissions, AFFE and extraordinary expenses) do not exceed 0.99% of the Fund’s average daily net assets for the Class L shares.  The expense cap agreement will continue in effect, until October 31, 2012, with successive renewal terms of one year unless terminated by Frontegra or the Company prior to any such renewal.  The expense limitation agreement has the effect of lowering the overall expense ratio for the Fund and increasing the Fund’s overall return to investors during the time any such amounts are waived and/or reimbursed.  Any such waiver/reimbursement is subject to later adjustment during the term of the advisory agreement to allow Frontegra to recoup amounts waived/reimbursed to the extent actual fees and expenses for a period are less than the expense limitations, provided that Frontegra shall only be entitled to recoup such amounts for a maximum period of three years following the fiscal year in which such amount was waived or reimbursed.

Phocas.  Phocas is an asset management firm that serves as investment adviser to individual and institutional clients.  Phocas was organized in 2005 and is located at 980 Atlantic Avenue, Suite 106, Alameda, California 94501.  Under the subadvisory agreement, Phocas will be compensated by Frontegra for its investment advisory services at the annual rate of 0.25% of the average daily net assets of the Fund when the Fund has net assets of $75,000,000 or less, not subject to any reductions.  When the Fund’s net assets exceed $75,000,000, Frontegra will compensate Phocas at 50% of the net fee received by Frontegra from the Fund after giving effect to any contractual or voluntary expense cap borne by Frontegra.  As of September 30, 2011, Phocas had approximately $985 million under management.

Portfolio Managers. Phocas’s portfolio managers are responsible for the day-to-day management of the Fund’s portfolio.  William Schaff is the lead portfolio manager, and Steve Block is the co-portfolio manager of the Fund.

William Schaff, CFA founded Phocas in June 2005 and has been a co-portfolio manager of the Fund since its inception.  He has also jointly managed the Wells Fargo Advantage Large Company Fund since February 2008.  For the twenty years from 1986 to 2005, Mr. Schaff managed institutional equity portfolios and mutual funds for Bay Isle Financial LLC, Janus Capital Group, Berger LLC and the Undiscovered Managers organization.  Mr. Schaff was President and Chief Investment Officer of Bay Isle Financial LLC before it became a fully-owned subsidiary of Janus Capital Management, and was President of Bay Isle Financial LLC and Portfolio Manager at Janus Capital Management.  Mr. Schaff was the lead portfolio manager of the Undiscovered Managers REIT Fund from January 1998 through December 31, 2003.  Mr. Schaff was the sole manager of the Janus World Funds Plc US REIT Fund from September 2003 through February 2005.  Mr. Schaff was also the lead portfolio manager of the Janus Adviser

Small Company Value Fund (formerly named Janus Adviser Small Cap Value Fund) from April 2002 to February 2005.

Mr. Schaff holds a Masters degree in Engineering from the University of California, Davis. He has earned the right to use the Chartered Financial Analyst designation and is a member of the Security Analysts of San Francisco.  Mr. Schaff served as Trustee and Chairperson of the Investment Committee of Alameda County Employee’s Retirement Association from 1998 to 2003.

Steve Block, CFA joined Phocas in March 2006.  Mr. Block has been co-portfolio manager of the Fund since its inception.  He has also jointly managed the Wells Fargo Advantage Large Company Fund since February 2008.  Mr. Block was a co-Portfolio Manager of Bay Isle Financial LLC’s Separate Account Large Cap Value Portfolios and Senior Analyst on the Janus Adviser Small Company Value Fund from 2002 to 2005.

Mr. Block received his MBA from the University of Michigan’s Ross School of Business in accounting and finance.  He received his B.A. degree from University of California, San Diego in Quantitative Economic Decision Science.  He has earned the right to use the Chartered Financial Analyst designation and is a member of the Security Analysts of San Francisco.

The Fund’s SAI provides additional information about the Fund’s portfolio managers, including other accounts managed, ownership of Fund shares and compensation.

Custodian, Transfer Agent and Administrator.  U.S. Bank, N.A. acts as custodian of the Fund’s assets.  U.S. Bancorp Fund Services, LLC serves as transfer agent for the Fund (the “Transfer Agent”) and as the Fund’s administrator.  U.S. Bank, N.A. and U.S. Bancorp Fund Services, LLC are affiliated entities.

Distributor.  Frontegra Strategies, LLC (the “Distributor”), 400 Skokie Boulevard, Suite 500, Northbrook, Illinois 60062 acts as the principal distributor of the Fund’s shares.  The Distributor is managed and owned by Mr. Forsyth, who manages and owns the Fund’s investment adviser, Frontegra.  Accordingly, the Distributor and Frontegra are affiliates.

Payments to Financial Intermediaries.    Shares of the Fund may be offered through financial intermediaries, such as fund supermarkets, or through broker-dealers who are authorized by the Distributor or an affiliate to sell shares of the Fund (collectively, “Financial Intermediaries”).  If you purchase Fund shares through a Financial Intermediary, you may be subject to different fees or policies than those set forth in this Prospectus.  From time to time, the Distributor or an affiliate may enter into arrangements with brokers or other Financial Intermediaries pursuant to which such parties agree to perform sub-transfer agent, record-keeping, administrative or other services on behalf of their clients who are shareholders of the Fund.  Pursuant to these arrangements, the Distributor or an affiliate may make payments to Financial Intermediaries for services provided to clients who hold shares of the Fund through omnibus accounts.  In some circumstances, the Fund may directly pay the intermediary for performing transfer agent and related services, provided that the aggregate fee does not exceed what the Fund would pay the Transfer Agent if the intermediary’s clients were direct shareholders of the Fund.

In addition, the Distributor or an affiliate may pay additional compensation to certain Financial Intermediaries.  Under these arrangements, the Distributor or an affiliate may make payments from their own resources, and not as an additional charge to the Fund, to a Financial Intermediary to compensate it for distribution and marketing services, including the opportunity to distribute the Fund.  For example, the Distributor or an affiliate may compensate Financial Intermediaries for providing the Fund with “shelf space” or access to a third party platform or fund offering list or other marketing programs, including, without limitation, inclusion of the Fund on preferred or recommended sales lists, mutual fund “supermarket” platforms, other formal sales programs and other forms of marketing support.  The amount of these payments is determined from time to time by the Distributor or an affiliate and may differ among such Financial Intermediaries based upon one or more of the following factors:  gross sales, current assets, the number of accounts of the Fund held by the Financial Intermediaries or other factors agreed to by the parties.  The receipt of (or prospect of receiving) such compensation may provide the intermediary and its salespersons with an incentive to favor sales of Fund shares, or a particular class of those shares, over other investment alternatives.  You may wish to consider whether such arrangements exist when evaluating recommendations from an intermediary.

YOUR ACCOUNT

How to Purchase Shares.  Shares of the Fund are sold on a continuous basis at net asset value (“NAV”).  The Fund’s NAV is determined as of the close of trading on the New York Stock Exchange (the “NYSE”) (generally 4:00 p.m., Eastern Time) on each day the NYSE is open.  The NAV is determined by adding the value of the Fund’s investments, cash and other assets, subtracting the liabilities and then dividing the result by the total number of shares outstanding.  Your purchase price will be the Fund’s NAV next determined after the Fund or an authorized agent, such as a Financial Intermediary, receives your request in proper form.  The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents.  Deposit in the mail or with a delivery service does not constitute receipt by the Transfer Agent.  A confirmation indicating the details of the transaction will be sent to you promptly. Shares are credited to your account, but certificates are not issued. However, you will have full shareholder rights.

Investments may be made by mail or wire.  The investment minimums noted above are waived for investments by qualified employee benefit plans.  Investment minimums may also be waived or reduced at the Fund’s discretion for certain registered investment advisers, broker-dealers, fee-based programs at broker-dealers and individuals accessing accounts through registered investment advisers.  The Fund reserves the right to change or waive these minimums at any time.  You will be given at least 30 days’ notice of any increase in the minimum dollar amount of purchases.

You may purchase shares of the Fund by completing an application and mailing it along with a check payable to “Frontegra Funds, Inc.” to:  Frontegra Funds, Inc., c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.  For overnight deliveries, please use 615 East Michigan Street, Third Floor, Milwaukee, Wisconsin 53202-5207.  The Fund will not accept payment in cash or money orders.  The Fund also does not accept cashier’s checks in amounts of less than $10,000.  To prevent check fraud, the Fund will not accept third party checks, Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares.  The Fund is unable to accept post dated checks, post dated on-line bill pay checks, or any conditional order or payment.  Purchases must be made in U.S. dollars and all checks must be drawn on a U.S. bank.  If your check does not clear, you will be charged a $25 service fee.  You will also be responsible for any losses suffered by the Fund as a result.  In the event a shareholder is unable to make the Fund whole in such a case, Frontegra will generally be responsible for any losses, with the right to seek indemnification or contribution from other parties.  All applications to purchase shares of the Fund are subject to acceptance by the Company and are not binding until so accepted.  The Company reserves the right to reject an application in whole or in part.

Alternatively, you may place an order to purchase shares of the Fund through a Financial Intermediary, who may charge a transaction fee for placing orders to purchase Fund shares or have policies or procedures that differ from those set forth in this Prospectus.  It is the responsibility of the Financial Intermediary to place the order with the Fund on a timely basis.  Please consult your Financial Intermediary regarding fee information and procedures for purchasing and selling shares of the Fund.

Important Information about Procedures for Opening a New Account.  The Company, on behalf of the Fund, is required to comply with various anti-money laundering laws and regulations.  To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions, including mutual funds, to obtain, verify and record information that identifies each person who opens an account.  Consequently, the Transfer Agent will verify certain information on your account application as part of the Fund’s Anti-Money Laundering Program.  As requested on the application, you must supply your full name, date of birth, social security number and permanent street address.  We may also ask for other identifying documents or information.  Mailing addresses containing only a P.O. Box will not be accepted.  Please contact the Transfer Agent at 1-888-825-2100 if you need additional assistance when completing your application.

If we do not have a reasonable belief of your identity, the account will be rejected or you will not be allowed to perform a transaction on the account until such information is received.  The Fund also reserves the right to close the account within five business days if clarifying information and/or documentation is not received.  If at any time the Fund detects suspicious behavior or if certain account information matches government lists of suspicious persons, the Fund may determine not to open an account, may close an existing account, may file a suspicious activity report or may take other action.  Any delay in processing your order will affect the purchase price you receive for your shares.  The Company and the Transfer Agent are not liable for fluctuations in NAV experienced as a result of such delays in processing.

In order to purchase shares, you must reside in a jurisdiction where Fund shares may lawfully be offered for sale.  Shares of the Fund have not been registered for sale outside of the United States except to investors with United States military APO or FPO addresses.  The Fund may not be sold to investors residing outside the United States and its territories, except upon evidence of compliance with the laws of the applicable foreign jurisdictions.

If you purchase shares of the Fund by check and request the redemption of such shares, payment of the redemption proceeds may be delayed for up to 12 days in order to ensure that the check for the investment has cleared.  This is a security precaution only and does not affect your investment.

Multiple Classes of the Fund.  The Company has adopted a plan that permits the Fund to offer more than one class.  The Fund currently offers two different classes of shares, Class L shares and Class I shares.  This Prospectus relates only to Class L shares of the Fund.  Only shareholders of the Predecessor Fund as of the date of the reorganization of the Predecessor Fund into the Fund are eligible to hold Class L shares.  Class L shares are closed to new investors.  Shareholders who received Class L shares in the reorganization may purchase additional Class L shares, including through the automatic reinvestment of distributions.

Shares of a class have equal voting rights.  Each share is generally entitled to vote on all questions regardless of class, except that matters affecting only a particular class will be voted upon by that class.  The different classes of shares represent investments in the same portfolio of securities but are subject to different expenses, which may affect their performance.

Initial Investment By Wire.  In addition, you may purchase shares of the Fund by wire.  Instruct your bank to use the following instructions when wiring funds:

Wire to:	U.S. Bank, N.A.
777 E. Wisconsin Ave.
Milwaukee, WI 53202
ABA Number 075000022

Credit to:	U.S. Bancorp Fund Services, LLC
Account Number 112-952-137

Further credit to:	Frontegra Funds, Inc.
Frontegra Phocas Small Cap Value Fund
Class L Shares
(investor account number)
(name or account registration)

If you are making an initial investment in the Fund, before you wire funds, please contact the Transfer Agent by phone to make arrangements with a telephone service representative to submit your completed application via mail, overnight delivery, or facsimile.  Upon receipt of your application, your account will be established and a service representative will contact you within 24 hours to provide an account number and to confirm the wiring instructions.

The Fund is not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system.  Wired funds must be received prior to 4:00 p.m. Eastern time to be eligible for same day pricing.

Subsequent Investments.  You may make additions to your account in amounts of $1,000 or more by mail or by wire.  When making an additional purchase by mail, enclose a check payable to “Frontegra Funds, Inc.” along with the additional investment form provided on the lower portion of your account statement.

Subsequent Investments By Wire.  To make an additional purchase by wire, please contact the Transfer Agent to advise them of your intent to wire funds.  This will ensure prompt and accurate credit upon receipt of your wire.  To make an additional investment by wire, please follow the wire instructions used to open an account.

How to Redeem Shares.  You may request redemption of part or all of your Fund shares at any time.  The price you receive will be the NAV next determined after the Fund receives your request in proper form.  Once your redemption request is received in proper form, the Fund normally will mail or wire your redemption proceeds the next business day and, in any event, no later than seven calendar days after receipt of a redemption request.  However, where securities have been sold to generate cash for payment of a redemption, your redemption proceeds will not be paid until the first business day after the sales proceeds are received by the Fund.  Also, the Fund may hold payment of your redemption proceeds until the Transfer Agent is reasonably satisfied that the purchase check has cleared, which may be up to 12 days.  In addition to the redemption procedures described below, redemptions may also be made through Financial Intermediaries who may charge a commission or other transaction fee.

Written Redemption.  To redeem shares in the Fund please furnish a written, unconditional request to: Frontegra Funds, Inc., c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.  For written redemption requests sent via overnight delivery, please use 615 East Michigan Street, Third Floor, Milwaukee, Wisconsin 53202-5207.  Your request must (i) be signed exactly as the shares are registered, including the signature of each owner and (ii) specify the number of Fund shares or dollar amount to be redeemed.  The Transfer Agent may request additional documentation from corporations, executors, administrators, trustees, guardians, agents or attorneys-in-fact.  Redemption proceeds may be wired to a commercial bank authorized on your account.  Please note that if you redeem shares by wire, you will be charged a $15 service fee.  If you have redeemed all of your shares, the wire fee would be deducted from the redemption proceeds.  If you have only redeemed a portion of your account, the fee will be deducted from the remaining balance in your account.  If the dollar amount requested to be redeemed is greater than the current value of your account, your entire account balance may be redeemed.

Shareholders who have an IRA or other retirement plan must indicate on their redemption request whether or not to withhold federal income tax.  Redemption requests failing to indicate an election not to have tax withheld will generally be subject to 10% federal income tax withholding.

Purchases In Kind.  Shares of the Fund may be purchased “in kind,” subject to the approval of Frontegra and/or Phocas and their determination that the securities are acceptable investments for the Fund and that they have a value that is readily ascertainable in accordance with the Fund’s valuation policies.  In an in kind purchase, investors transfer securities to the Fund in exchange for Fund shares.  Securities accepted by the Fund in an in kind purchase will be valued at market value.  In general, an investor transferring securities for shares will recognize a gain or loss, for federal income tax purposes, on an in kind purchase of the Fund, calculated as if the investor had sold the securities for their fair market value and used the proceeds to purchase shares of the Fund.

Redemptions In Kind.  The Fund reserves the right to make a “redemption in kind” (a payment in portfolio securities rather than cash) if the amount you are redeeming is in excess of the lesser of (i) $250,000 or (ii) 1% of the Fund’s assets.  In such cases, you may incur brokerage costs in converting these securities to cash.

Signature Guarantees.  Signature guarantees are required in the following circumstances:

•

for redemption proceeds sent to any person, address or bank account not on record;

•

for requests to wire redemption proceeds (if not previously authorized on the account);

•

for redemption requests submitted within 30 days of an address change;

•

when changing account ownership; and

•

in other situations deemed necessary by the Transfer Agent or the Fund to protect against the possibility of fraud.

A signature guarantee may be obtained from any bank, savings and loan association, credit union, brokerage firm or other eligible guarantor institution, but not a notary public.  Non-financial transactions, including establishing or modifying certain services on an account, may require a signature verification from a Signature Validation Program member or other acceptable form of authentication from a financial institution source, such as notarization from commercial banks or brokerage firms.

Account Termination.  Your account may be terminated by the Fund on not less than 30 days’ notice if the value of the shares in an account falls below $1,000 as a result of redemptions.  Upon any such termination, a check for the redemption proceeds will be sent to the address of record within seven calendar days of the redemption.

Market Timing Policy.  The Fund or Frontegra may determine from the amount, frequency and pattern of exchanges that a shareholder is engaged in excessive trading that is detrimental to the Fund or its other shareholders.  Such short-term or excessive trading into and out of the Fund may harm all shareholders by disrupting investment strategies, increasing brokerage, administrative and other expenses, decreasing tax efficiency and diluting the value of shares held by long-term shareholders.

The Board of Directors has approved policies that seek to discourage frequent purchases and redemptions and curb the disruptive effects of frequent trading (the “Market Timing Policy”).  Pursuant to the Market Timing Policy, the Fund may decline to accept an application or may reject a purchase request, including an exchange, from a market timer or an investor who, in Frontegra’s sole discretion, has a pattern of short-term or excessive trading or whose trading has been or may be disruptive to the Fund.  In addition, the Fund reserves the right to reject any purchase, including an exchange, that could adversely affect the Fund or its operations.  The Fund, Frontegra, Phocas and their affiliates are prohibited from entering into arrangements with any shareholder or other person to permit frequent purchases and redemptions of Fund shares.

The Fund monitors and enforces the Market Timing Policy through:

•

the termination of a shareholder’s purchase and/or exchange privileges;

•

selective monitoring of trade activity; and

•

regular reports to the Board of Directors by the Fund’s Chief Compliance Officer regarding any unusual trading activity.

Frontegra or the Distributor have entered into shareholder information agreements with Financial Intermediaries, which enable Frontegra or the Distributor to request information to assist in monitoring for excessive short-term trading activity of individual shareholders within omnibus accounts.  Omnibus accounts are accounts maintained by Financial Intermediaries on behalf of multiple beneficial shareholders.  In some cases, the Fund may rely on the market timing policies of Financial Intermediaries, even if those policies are different from the Fund’s policy, when the Fund believes that the policies are reasonably designed to prevent excessive trading practices that are detrimental to the Fund.  If inappropriate trading is detected in an omnibus account, the Fund may request that the Financial Intermediary take action to prevent the underlying shareholder from engaging in such trading and to enforce the Fund’s or the Financial Intermediary’s market timing policy.  There may be legal and technological limitations on the ability of Financial Intermediaries to restrict the trading practices of their clients, and they may impose restrictions or limitations that are different from the Fund’s policies. As a result, the Fund’s ability to monitor and discourage excessive trading practices in omnibus accounts may be limited.

EXCHANGE PRIVILEGE

You may exchange your shares in any Frontegra Fund for shares in any other Frontegra Fund at any time by written request if you meet the minimum investment requirements for the class and Fund into which you would like to exchange, and if the class and Fund are open to new investors.  The value of the shares to be exchanged and the price of the shares being purchased will be the NAV next determined after receipt of instructions for exchange in proper form.  An exchange from one Fund to another is treated, for federal income tax purposes, as a sale of the shares to be exchanged at their NAV and a subsequent use of the sales proceeds to purchase the replacement shares, and will generally result in the realization of a capital gain or loss determined by reference to your adjusted basis in the shares to be exchanged and the NAV of those shares on the date of the exchange.  Exchanges are not tax-free.

Exchange requests should be directed to: Frontegra Funds, Inc., c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.  For written exchange requests sent via overnight delivery, please use 615 East Michigan Street, Third Floor, Milwaukee, Wisconsin 53202-5207.  Exchange requests may be subject to limitations under the Market Timing Policy to ensure that the exchanges do not disadvantage the Fund or its shareholders.  The Company reserves the right to modify or terminate the exchange privilege upon 60 days’ written notice to each shareholder prior to the modification or termination taking effect.

VALUATION OF FUND SHARES

Shares of each class of the Fund are sold at their NAV.  The NAV of the Fund is calculated using the market value of the Fund’s investments and is determined as of the close of trading (generally 4:00 p.m. Eastern Time) on each day the NYSE is open for business.  The Fund does not determine NAV on days the NYSE is closed.  The NYSE is closed on New Year’s Day, Martin Luther King, Jr. Day, President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.  The price at which a purchase order or redemption request is effected is based on the next calculation of NAV after we receive your transaction request in good order.

In determining the Fund’s NAV, each equity security traded on a securities exchange, including NASDAQ, is valued at the closing price on the exchange on which the security is principally traded.  Exchange-traded securities for which there were no transactions on a given day are valued at the most recent bid price.  Securities not listed on a securities exchange are valued at the most recent sale price.  Short-term investments maturing within 60 days are valued at amortized cost, which approximates fair value.

Any securities or other assets for which market valuations are not readily available or are unreliable are valued at fair value as determined by Frontegra or Phocas in good faith and in accordance with procedures approved by the Company’s Board of Directors.  Consequently, the price of a security used by the Fund to calculate its NAV may differ from the quoted or published price for the same security.  The Fund may use fair value pricing if, for example, trading in a particular security is halted and does not resume before the Fund calculates its NAV or the exchange on which a security is traded closes early.  Fair value pricing involves subjective judgments, and it is possible that the fair value determined for a security is materially different from the value that could be realized upon the sale of that security.

DISTRIBUTIONS AND FEDERAL INCOME TAX TREATMENT

As with any investment, you should consider how your investment in the Fund will be taxed.  If your account is not a retirement account or other tax-deferred arrangement (or you are not otherwise exempt from income tax), you should be aware of the following federal income tax implications.

Taxes on Distributions.  The Fund intends to distribute substantially all of its net investment company taxable income and net capital gain, if any, to shareholders at least annually.

For federal income tax purposes, distributions from the Fund’s net investment company taxable income (which includes dividends, interest, the excess of any net short-term capital gains over net long-term capital loss, and net gains from foreign currency transactions), if any, generally will be taxable to you as ordinary income whether reinvested in additional Fund shares or received in cash, unless such distributions are attributable to and reported by the Fund as “qualified dividend income” (as defined in the Internal Revenue Code of 1986, as amended).  “Qualified dividends” are currently eligible for the reduced rate of tax on long-term capital gains.  Currently, the maximum rate applicable to long-term capital gains, and thus to qualified dividend income, is set at a rate of 15% (but scheduled to increase to 20% in 2013).

If the Fund reports distributions of net capital gains (the excess of net long-term capital gains over short-term capital losses) as “capital gain distributions,” then such distributions will be taxable as long-term capital gains whether reinvested in additional Fund shares or received in cash and regardless of the length of time you have owned your shares.  The Fund will inform shareholders of the source and tax status of all distributions after the close of each calendar year.

When the Fund makes a distribution, the Fund’s NAV decreases by the amount of the payment.  If you purchase shares shortly before a distribution, you will, nonetheless, be subject to income taxes on the distribution, even though the value of your investment (plus cash received, if any) remains the same.  The Fund expects that, because of its investment objective, its distributions will consist primarily of capital gain.  All distributions will automatically be reinvested in shares of the Fund at the then prevailing NAV unless you specifically request that either distributions of net investment company taxable income or net capital gains or both be paid in cash.  If you elect to receive distributions in cash, and the U.S. Postal Service cannot deliver the check, or if a check remains outstanding for six months, the Fund reserves the right to reinvest the distribution check in your account, at the Fund’s current NAV, and to reinvest all subsequent distributions.

The election to receive distributions in cash or reinvest them may be changed by writing to:  Frontegra Funds, Inc., c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.  For overnight deliveries, please use 615 East Michigan Street, Third Floor, Milwaukee, Wisconsin 53202-5207.  Such notice must be received at least five business days prior to the record date of any distribution.

Taxes on Sales, Redemptions and Exchanges.  Your sale or redemption of Fund shares will generally result in a taxable capital gain or loss to you, depending on whether the sale or redemption proceeds, including in kind proceeds, are more or less than your adjusted basis in the sold or redeemed shares (generally, the amount you paid for the shares).  Generally, the capital gain or loss will be long-term if you have held your Fund shares for more than one year and short-term if you have held your Fund shares for one year or less.  Any capital loss arising from the sale or redemption of Fund shares held for six months or less, however, is treated as a long-term capital loss to the extent of any amounts treated as distributions of net capital gain received on such shares.  As discussed above under “Exchange Privilege,” an exchange of Fund shares for shares in any other Frontegra Fund generally will have similar tax consequences to a redemption of Fund shares.

Withholding.  Except in cases of certain exempt shareholders, including most corporations, if you do not furnish the Fund with your correct Social Security Number or Taxpayer Identification Number and/or the Fund receives notification from the Internal Revenue Service requiring back-up withholding, the Fund is required by federal law to withhold federal income tax from your distributions and redemption proceeds, currently at a rate of 28% for U.S. residents (but scheduled to increase to 31% in 2013).

This section is not intended to be a full discussion of federal income tax laws and the effect of such laws on you.  There may be other federal, state or local tax considerations applicable to a particular investor.  You are urged to consult your own tax adviser.

Please see the SAI for more information about taxes.

DIRECTORS	TRANSFER AGENT

William D. Forsyth III	U.S. Bancorp Fund Services, LLC
David L. Heald	For overnight deliveries, use:
James M. Snyder	Frontegra Funds, Inc.
c/o U.S. Bancorp Fund Services, LLC
OFFICERS	615 East Michigan Street, 3rd Floor
Milwaukee, Wisconsin 53202-5207
William D. Forsyth III
Elyce D. Dilworth	For regular mail deliveries, use:
Frontegra Funds, Inc.
INVESTMENT ADVISER	c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Frontegra Asset Management, Inc.	Milwaukee, Wisconsin 53201-0701
400 Skokie Boulevard, Suite 500
Northbrook, Illinois 60062	INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM
SUBADVISER

Phocas Financial Corporation	Ernst & Young LLP
980 Atlantic Avenue, Suite 106	155 N. Wacker Drive
Alameda, California 94501	Chicago, Illinois 60606

CUSTODIAN	LEGAL COUNSEL

U.S. Bank, N.A.	Godfrey & Kahn, S.C.
1555 N. River Center Drive, Suite 302	780 N. Water Street
Milwaukee, Wisconsin 53212	Milwaukee, Wisconsin 53202

DISTRIBUTOR

Frontegra Strategies, LLC
400 Skokie Boulevard, Suite 500
Northbrook, Illinois 60062

Additional information regarding the Company and the Fund is included in the SAI which has been filed with the SEC.  The SAI is incorporated into this Prospectus by reference and therefore is legally part of this Prospectus.  Further information about the Fund’s investments is available in the Company’s annual and semi-annual reports to shareholders.  The Company’s annual report provides a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during the last fiscal year.  You may receive the SAI, annual report and semi-annual report free of charge, request other information about the Fund and make general inquiries by contacting the Company at the address below or by calling, toll-free, 1-888-825-2100.  The SAI and the annual and semi-annual reports are also available, free of charge, on the Company’s website at http://www.frontegra.com.

Information about the Fund (including the SAI) can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.  Please call the SEC at 1-202-551-8090 for information relating to the operation of the Public Reference Room.  Reports and other information about the Fund are also available on the EDGAR database on the SEC’s Internet site located at http://www.sec.gov.  Alternatively, copies of this information may be obtained, upon payment of a duplicating fee, by electronic request to the following e-mail address:  publicinfo@sec.gov, or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-1520.

Frontegra Funds, Inc.

c/o U.S. Bancorp Fund Services, LLC

P.O. Box 701, Milwaukee, Wisconsin 53201-0701

The Company’s 1940 Act File Number is 811- 7685.

FRONTEGRA FUNDS

PROSPECTUS

Frontegra Phocas Small Cap Value Fund
Class I Shares (FPSVX)

Frontegra Asset Management, Inc.

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved these securities or determined if this Prospectus is truthful or complete.  Any representation to the contrary is a criminal offense.

October 31, 2011

Summary Section	1
Principal Investment Strategy and Related Risks	5
Investment Process	6
Financial Highlights	8
Fund Management	9
Your Account	11
Exchange Privilege	14
Valuation of Fund Shares	15
Distributions and Federal Income Tax Treatment	15

You should rely only on the information contained in this Prospectus and in the Statement of Additional Information (“SAI”), which is available upon request.  Frontegra Funds, Inc. (the “Company”) has not authorized others to provide additional information.  The Company does not authorize use of this Prospectus in any state or jurisdiction where the offering cannot legally be made.

SUMMARY SECTION

Investment Objective.  The investment objective of the Frontegra Phocas Small Cap Value Fund (the “Fund”) is long-term total investment return through capital appreciation.

Fees and Expenses of Class I Shares of the Fund.  This table describes the fees and expenses that you may pay if you buy and hold Class I shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	NONE
Redemption Fee (as a percentage of amount redeemed, if applicable)	NONE
(a service fee of $15 will be imposed for shares redeemed by wire)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%
Distribution (12b-1) Fees	NONE
Other Expenses(1)	0.76%
Acquired Fund Fees and Expenses(2)	0.17%
Total Annual Fund Operating Expenses	1.93%
Fee Waiver(3)	(0.66)%
Total Annual Fund Operating Expenses After Fee Waiver	1.27%

____________

(1)

“Other Expenses” include a shareholder servicing fee equal to 0.11% of the Fund’s average daily net assets.

(2)

Acquired Fund Fees and Expenses (“AFFE”) are fees and expenses incurred by the Fund in connection with its investments in other investment companies.  Total Annual Fund Operating Expenses shown will not correlate to the Fund’s ratio of expenses to average net assets appearing in the Financial Highlights table, which will not include AFFE.

(3)

Pursuant to an expense cap agreement between Frontegra Asset Management, Inc., the Fund’s investment adviser (“Frontegra”), and the Fund, Frontegra has contractually agreed to waive its management fee and/or reimburse the Fund’s operating expenses to the extent necessary to ensure that the Fund’s total operating expenses (excluding taxes, interest, brokerage commissions, AFFE and extraordinary expenses) do not exceed 1.10% of the Fund’s average daily net assets for the Class I shares.  The expense cap agreement will continue in effect until October 31, 2012 with successive renewal terms of one year unless terminated by Frontegra or the Company prior to any such renewal.  “Other Expenses” are presented before any waivers or expense reimbursements.

Example.  The following example is intended to help you compare the cost of investing in the Class I shares of the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$129	$542	$981	$2,200

Portfolio Turnover.  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During its most recent fiscal year, the Fund had a portfolio turnover rate of 37% of the average value of its portfolio.

1

Principal Investment Strategy.  Under normal market conditions, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in domestic common stocks and other equity securities (including convertible preferred stocks and warrants) of small-capitalization companies, consistent with companies within the Russell 2000® Value Index.  As of September 30, 2011, the largest market capitalization of a company in the Russell 2000® Value Index was $2.6 billion and the weighted average market capitalization was $928 million.

The Fund will pursue its investment objective by investing in a diversified portfolio of small-capitalization securities selling at discounts to their fair value as assessed by the investment and research team of Phocas Financial Corporation (“Phocas”), the Fund’s subadviser.  Phocas will typically invest in 80 to 120 companies with initial weightings between 0.50% to 1.50% of total Fund value in order to have broad industry representation and reduce individual security risk within the Fund.

Principal Investment Risks.

Market Risks.  The Fund’s investments are subject to market risk, which may cause the value of the Fund’s investments to decline.  If the value of the Fund’s investments goes down, the share price of the Fund will go down, and you may lose money.  U.S. and international markets have experienced extreme volatility, reduced liquidity, credit downgrades, increased likelihood of default and valuation difficulties in recent years.

Equity Securities Risks. Common stocks and other equity securities held by the Fund will fluctuate in value based on the earnings of the company and on general industry and market conditions, leading to fluctuations in the Fund’s share price.

Foreign Securities Risks.  The Fund’s foreign investments involve additional risks, including less liquidity, currency-rate fluctuations, political and economic instability and differences in financial reporting standards and securities market regulation.

Management Risks.  The Fund is subject to management risk as an actively-managed investment portfolio and depends on the decisions of the portfolio managers to produce the desired results.

Small Capitalization Risks.  Securities of companies with small market capitalizations are often more volatile and less liquid than investments in larger companies.  Small capitalization companies are also more susceptible to market pressures than larger companies.

Value Style Investing Risks.  Value investing seeks to identify stocks that have depressed valuations and to sell them when their prices rise in response to resolution of the issues which caused the depressed valuations.  However, these factors may prove to be longer term or even permanent in nature, and there may not be any rise in valuation.  In addition, there is the increased risk that such companies may not have sufficient resources to continue as ongoing businesses.

Sector Risks.  Although Phocas selects stocks based on their individual merits, some economic sectors will represent a larger portion of the Fund’s overall investment portfolio than other sectors.  Potential negative market or economic developments affecting one of the larger sectors could have a greater impact on the Fund than on a fund with fewer holdings in that sector.

Performance.  The Fund is the successor to the Phocas Small Cap Value Fund (the “Predecessor Fund”) pursuant to a reorganization that was completed on October 8, 2010.  Prior to this date, the Fund had no investment operations.  Accordingly, the performance and financial information for periods prior to October 8, 2010 is historical information for the Predecessor Fund.  The Fund has investment objectives, strategies and policies substantially similar to the Predecessor Fund, which was advised by Phocas, the current subadviser to the Fund.  The Predecessor Fund offered only one class of shares, which was most similar to Class L shares of the Fund (offered in a separate Prospectus).  This Prospectus relates only to Class I shares, which commenced operations on April 7, 2011.  Class I shares are subject to different expenses than the Predecessor Fund and Class L shares of the Fund, which may affect their performance.

2

The return information provided in the following bar chart and table illustrates how the performance of the Fund can vary, which is one indication of the risks of investing in the Fund.  The bar chart shows the changes in the Fund’s performance from year to year.  The table shows how the Fund’s average annual returns compare with a broad measure of market performance.  Please keep in mind that the Fund’s past performance (before and after taxes) does not necessarily represent how it will perform in the future.  Updated performance data will be available on the Company’s website at www.frontegra.com or by calling toll-free to 1-888-825-2100.

Calendar Year Total Returns (1)

_____________________

(1)

Returns for calendar years 2007-2009 and for the period from January 1, 2010 to October 7, 2010 reflect the performance of the Predecessor Fund.  Returns for the period from October 8, 2010 to December 31, 2010 reflect the performance of the Class L shares of the Fund.

The Fund’s return from January 1, 2011 through September 30, 2011 was (18.25)%.

Best and Worst Quarterly Performance (during the periods shown above)

Best Quarter Return	Worst Quarter Return

22.69% (3rd Q, 2009)	(19.36)% (4th Q, 2008)

Average Annual Total Returns (1)

(For periods ended December 31, 2010)

	One Year	Since Inception (September 29, 2006)
Fund
Return Before Taxes	29.94%	5.02%
Return After Taxes on Distributions	29.87%	4.90%
Return After Taxes on Distributions and Sale of Fund Shares	19.51%	4.28%
Russell 2000® Value Index (reflects no deductions for fees, expenses or taxes)	24.50%	0.90%
_______________________

(1)

Fund returns for the period from September 29, 2006 to October 7, 2010 reflect the performance of the Predecessor Fund.  Fund returns for the period from October 8, 2010 to December 31, 2010 reflect the performance of the Class L shares of the Fund.

3

The after-tax returns for the Fund were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

The return after taxes on distributions and sale of Fund shares is higher than other return figures when a capital loss occurs upon the redemption of Fund shares.

Management.

Investment Adviser and Subadviser.  Frontegra is the investment adviser to the Fund.  Phocas is the subadviser to the Fund.

Portfolio Managers.

Name	Portfolio Manager of the Fund Since	Title
William Schaff, CFA	2010	Chief Executive Officer and Portfolio Manager
Steve Block, CFA	2010	Portfolio Manager

Purchase and Sale of Fund Shares.  You may purchase or redeem shares of the Fund on any business day by written request to Frontegra Funds, Inc., c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701 or through a financial intermediary.  The Fund’s minimum initial investment is $100,000 and the minimum subsequent investment is $1,000.  Frontegra may reduce or waive the minimums in its sole discretion.

Tax Information.  The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA.  You may be taxed later upon withdrawal of your investment from these tax-deferred accounts.

Payments to Broker-Dealers and Other Financial Intermediaries.  If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create conflicts of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

4

PRINCIPAL INVESTMENT STRATEGY AND RELATED RISKS

The investment objective of the Fund is long-term total investment return through capital appreciation.  Under normal market conditions, the Fund seeks to achieve its investment objective by investing at least 80% of its net assets, plus any borrowings for investment purposes, in domestic common stocks and other equity securities of small-capitalization companies, consistent with companies within the Russell 2000® Value Index.  Shareholders will be provided with at least 60 days’ notice of any change in the policy of investing in small-cap equity securities.  As of September 30, 2011, the largest market capitalization of a company in the Russell 2000® Value Index was $2.6 billion and the weighted average market capitalization was $928 million.  Equity securities include investment in convertible preferred stocks and warrants.

The Fund expects to invest in a diversified portfolio across most of the major industries and will typically contain between 80 to 120 stocks of small-capitalization securities selling at discounts to fair value assessed by the Phocas investment and research team.

Phocas will consider selling a security if the price of the security increases to certain levels compared to other securities in the same industry.  Phocas will also consider selling a security if it is subject to excessive position overweighting or if Phocas perceives a loss of management focus (e.g., a deviation from strategy).

The Fund may make significant investments in foreign securities denominated in U.S. dollars.  The Fund will invest primarily in domestic U.S. small-capitalization companies but reserves the right to invest up to 20% of its net assets in ADRs or foreign securities that trade on U.S. exchanges.

The Fund may invest up to 100% of its total assets in cash, cash equivalents, high-quality short-term fixed income securities and money market instruments as a temporary defensive position during adverse market, economic or political conditions or in other limited circumstances, such as in the case of unusually large cash inflows or redemptions.  When so invested, the Fund may not achieve its investment objective.

Principal Risk Factors.

Market Risks.  The Fund’s investments are subject to market risk, which may cause the value of the Fund’s investments to decline.  If the value of the Fund’s investments goes down, you may lose money.  The share price of the Fund is expected to fluctuate.  Your shares at redemption may be worth more or less than your initial investment.  U.S. and international markets have experienced extreme volatility, reduced liquidity, credit downgrades, increased likelihood of default and valuation difficulties in recent years.

Equity Securities Risks.  Common stocks and other equity securities generally increase or decrease in value based on the earnings of the company and on general industry and market conditions.  A fund that invests a significant amount of its assets in common stocks and other equity securities is likely to have greater fluctuations in share price than a fund that invests a significant portion of its assets in fixed income securities.

Foreign Securities Risks.  Foreign investments involve additional risks, including less liquidity, currency-rate fluctuations, political and economic instability, differences in financial reporting standards and less strict regulation of the securities markets compared to U.S. markets.  The risks of foreign investments typically are greater in emerging market countries, which have less developed legal and accounting structures and are more likely to experience high levels of inflation, deflation or currency devaluations, which could adversely affect their economies and securities markets.  Additionally, governments of certain emerging market countries have exercised and continue to exercise substantial influence over many aspects of the private sector.

Management Risks.  The Fund is subject to management risk as an actively-managed investment portfolio. Phocas and each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results.  If Phocas is not able to select better-performing securities, the Fund may lose money.

5

Small Capitalization Risks.  Securities of companies with small market capitalizations are often more volatile and less liquid than investments in larger companies.  The frequency and volume of trading in securities of small capitalization companies may be substantially less than is typical of larger companies.  Therefore, the securities of small capitalization companies may be subject to greater and more abrupt price fluctuations than larger companies.  In addition, small capitalization companies may lack the management experience, financial resources and product diversification of larger companies, making them more susceptible to market pressures.  Generally, the smaller the company size, the greater these risks.

Value Style Investing Risks.  Value stocks can perform differently from the market as a whole and from other types of stocks.  Value investing seeks to identify stocks that have depressed valuations, based upon a number of factors which are thought to be temporary in nature, and to sell them at superior profits when their prices rise in response to resolution of the issues which caused the valuation of the stock to be depressed. While certain value stocks may increase in value more quickly during periods of anticipated economic upturn, they may also lose value more quickly in periods of anticipated economic downturn.  Furthermore, there is the risk that the factors which caused the depressed valuations are longer term or even permanent in nature, and that there will not be any rise in valuation.  Finally, there is the increased risk in such situations that such companies may not have sufficient resources to continue as ongoing businesses, which would result in the stock of such companies potentially becoming worthless.

Sector Risks.  Sector emphasis risk is the possibility that investment within certain sectors may decline in price due to sector-specific market or economic developments.  Although Phocas selects stocks based on their individual merits, it is expected that when the Fund’s investments are categorized into their respective economic sectors, some sectors will represent a larger portion of the overall portfolio than other sectors.  As a result, potential negative developments affecting one of the larger sectors could have a greater impact on the Fund than on a fund with fewer holdings in that sector.

Who Should Invest.  The Fund is suitable for long-term investors only and is not designed as a short-term investment vehicle.  The Fund may be an appropriate investment for you if you:

•

Have a long-term investment horizon;

•

Want to add an investment with potential for capital appreciation to diversify your investment portfolio; and/or

Can accept the greater risk of investing in a portfolio with common stock holdings.

Portfolio Holdings Disclosure Policy.  A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the SAI.

INVESTMENT PROCESS

The selection process for the Fund focuses on U.S. small-cap value stocks.  Phocas conducts an initial screening of the marketable U.S. equity universe for liquidity and market capitalization.  The initial screening eliminates the large and mid-cap U.S. equity universe, and also the micro-cap U.S. equity universe.  Phocas establishes valuation screens for each major industry segment of the Russell 2000® Value Index.  Traditional valuation metrics such as price/book, price/sales, cash flow metrics and other factors, are used either individually or in combination. Depending upon the industry segment, adjustments are made for balance sheet risk relative to peer group.  The initial screens are intended to result in identifying the most reasonably priced companies within the U.S. small-cap universe.

The Phocas research team then focuses on specific company qualitative analysis, income statement and balance sheet reviews, as well as any other major factors that might impact share price.  Combining qualitative analysis with fundamental valuation based on traditional cash flow models, proprietary financial models, or other historically reliable valuation methodologies, Phocas will tend to invest in approximately 80 to 120 companies with initial weightings between 0.50% to 1.50% of the Fund’s total value in order to have broad industry representation and reduce individual security risk within the Fund.

6

The Fund will also have exposure to every major industry segment of the Russell 2000® Value Index that equals or exceeds 5% of the total index.  The portfolio will invest in every major sector with no less than 50% exposure to the benchmark industry weight, or more than 200% of the benchmark weight, with a maximum of 50% in any one sector regardless of the 200% limit.

Phocas will rebalance the Fund’s portfolio at least once per year.  Individual positions that exceed 3% of the Fund’s portfolio value will typically be reduced to below 3% of the Fund’s portfolio value.

7

FINANCIAL HIGHLIGHTS

The financial highlights table describes the Fund’s financial performance since inception.  Certain information reflects financial results for a single Fund share.  The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund for the stated period (assuming reinvestment of all distributions).  On October 8, 2010, the Fund acquired all of the assets and stated liabilities of the Predecessor Fund in exchange for Class L shares of the Fund.  Accordingly, the Fund is the successor to the Predecessor Fund and has carried forward the historical performance and financial statements of the Predecessor Fund for Class L shares.  This Prospectus only relates to Class I shares of the Fund, which commenced operations on April 7, 2011.  The information for the period ended June 30, 2011 has been audited by Ernst & Young LLP, whose report, along with the Fund’s financial statements, is included in the Fund’s annual report, which is available upon request.

FRONTEGRA PHOCAS SMALL CAP VALUE FUND – CLASS I
Period Ended June 30, 2011(1)
Net Asset Value, Beginning of Period	$25.44

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss	(0.04)
Net realized and unrealized loss on investments	(0.89)
Total Loss from Investment Operations	(0.93)

Net Asset Value, End of Period	$24.51

Total Return	(3.66)%(2)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$241
Ratio of expenses to average net assets:
Before waivers and reimbursements	1.76%(3)
Net of waivers and reimbursements	1.10%(3)
Ratio of net investment loss to average net assets:
Before waivers and reimbursements	(1.41)%(3)
Net of waivers and reimbursements	(0.75)%(3)
Portfolio turnover rate	37%(2)

__________

(1)

Commenced operations on April 7, 2011.

(2)

Not annualized.

(3)

Annualized.

8

FUND MANAGEMENT

Board of Directors.  Under the laws of the State of Maryland, the Board of Directors of the Company (the “Board of Directors”) is responsible for managing the Company’s business and affairs.  The Board of Directors also oversees duties required by applicable state and federal law.  The Company has entered into an investment advisory agreement with Frontegra, pursuant to which Frontegra supervises the management of the Fund’s investments and business affairs, subject to the supervision of the Company’s Board of Directors.  Frontegra has entered into a subadvisory agreement with Phocas under which Phocas serves as the Fund’s portfolio manager and, subject to Frontegra’s supervision, manages the Fund’s portfolio.  Frontegra provides office facilities for the Fund and pays the salaries, fees and expenses of all officers and directors of the Fund who are interested persons of Frontegra.

Adviser and Subadministrator.  The Company is managed by Frontegra, which supervises the management of the Fund’s portfolio by Phocas and administers the Company’s business affairs.  The Adviser also provides certain shareholder services to Class I shareholders under a subadministration agreement, for which Class I shares pay Frontegra a fee of 0.11% of their average daily net asset value.  Frontegra was organized in 1996 and is located at 400 Skokie Boulevard, Suite 500, Northbrook, Illinois 60062.  William D. Forsyth III, the President of the Company and Frontegra, owns 100% of Frontegra.  Frontegra is affiliated with Frontier Partners, Inc., a consulting firm that provides marketing services to third party investment advisers, including Phocas.

A discussion regarding the Board of Directors’ basis for approving the investment advisory agreement and subadvisory agreement is included in the Fund’s annual report for the period ended June 30, 2010.

Advisory Fees.  Under the investment advisory agreement, the Fund compensates Frontegra at the annual rate of 1.00% of the Fund’s average daily net assets. Pursuant to an expense cap agreement between Frontegra and the Fund, Frontegra agreed to waive its management fee and/or reimburse the Fund’s operating expenses to the extent necessary to ensure that the Fund’s total operating expenses (excluding taxes, interest, brokerage commissions, AFFE and extraordinary expenses) do not exceed 1.10% of the Fund’s average daily net assets for the Class I shares.  The expense cap agreement will continue in effect, until October 31, 2012, with successive renewal terms of one year unless terminated by Frontegra or the Company prior to any such renewal.  The expense limitation agreement has the effect of lowering the overall expense ratio for the Fund and increasing the Fund’s overall return to investors during the time any such amounts are waived and/or reimbursed.  Any such waiver/reimbursement is subject to later adjustment during the term of the advisory agreement to allow Frontegra to recoup amounts waived/reimbursed to the extent actual fees and expenses for a period are less than the expense limitations, provided that Frontegra shall only be entitled to recoup such amounts for a maximum period of three years following the fiscal year in which such amount was waived or reimbursed.

Phocas.  Phocas is an asset management firm that serves as investment adviser to individual and institutional clients.  Phocas was organized in 2005 and is located at 980 Atlantic Avenue, Suite 106, Alameda, California 94501.  Under the subadvisory agreement, Phocas will be compensated by Frontegra for its investment advisory services at the annual rate of 0.25% of the average daily net assets of the Fund when the Fund has net assets of $75,000,000 or less, not subject to any reductions.  When the Fund’s net assets exceed $75,000,000, Frontegra will compensate Phocas at 50% of the net fee received by Frontegra from the Fund after giving effect to any contractual or voluntary expense cap borne by Frontegra.  As of September 30, 2011, Phocas had approximately $985 million under management.

Portfolio Managers. Phocas’s portfolio managers are responsible for the day-to-day management of the Fund’s portfolio.  William Schaff is the lead portfolio manager, and Steve Block is the co-portfolio manager of the Fund.

William Schaff, CFA founded Phocas in June 2005 and has been a co-portfolio manager of the Fund since its inception.  He has also jointly managed the Wells Fargo Advantage Large Company Fund since February 2008.  For the twenty years from 1986 to 2005, Mr. Schaff managed institutional equity portfolios and mutual funds for Bay Isle Financial LLC, Janus Capital Group, Berger LLC and the Undiscovered Managers organization.  Mr. Schaff was President and Chief Investment Officer of Bay Isle Financial LLC before it became a fully-owned subsidiary of Janus Capital Management, and was President of Bay Isle Financial LLC and Portfolio Manager at Janus Capital Management.  Mr. Schaff was the lead portfolio manager of the Undiscovered Managers REIT Fund from January

9

1998 through December 31, 2003.  Mr. Schaff was the sole manager of the Janus World Funds Plc US REIT Fund from September 2003 through February 2005.  Mr. Schaff was also the lead portfolio manager of the Janus Adviser Small Company Value Fund (formerly named Janus Adviser Small Cap Value Fund) from April 2002 to February 2005.

Mr. Schaff holds a Masters degree in Engineering from the University of California, Davis. He has earned the right to use the Chartered Financial Analyst designation and is a member of the Security Analysts of San Francisco.  Mr. Schaff served as Trustee and Chairperson of the Investment Committee of Alameda County Employee’s Retirement Association from 1998 to 2003.

Steve Block, CFA joined Phocas in March 2006.  Mr. Block has been co-portfolio manager of the Fund since its inception.  He has also jointly managed the Wells Fargo Advantage Large Company Fund since February 2008.  Mr. Block was a co-Portfolio Manager of Bay Isle Financial LLC’s Separate Account Large Cap Value Portfolios and Senior Analyst on the Janus Adviser Small Company Value Fund from 2002 to 2005.

Mr. Block received his MBA from the University of Michigan’s Ross School of Business in accounting and finance.  He received his B.A. degree from University of California, San Diego in Quantitative Economic Decision Science.  He has earned the right to use the Chartered Financial Analyst designation and is a member of the Security Analysts of San Francisco.

The Fund’s SAI provides additional information about the Fund’s portfolio managers, including other accounts managed, ownership of Fund shares and compensation.

Custodian, Transfer Agent and Administrator.  U.S. Bank, N.A. acts as custodian of the Fund’s assets.  U.S. Bancorp Fund Services, LLC serves as transfer agent for the Fund (the “Transfer Agent”) and as the Fund’s administrator.  U.S. Bank, N.A. and U.S. Bancorp Fund Services, LLC are affiliated entities.

Distributor.  Frontegra Strategies, LLC (the “Distributor”), 400 Skokie Boulevard, Suite 500, Northbrook, Illinois 60062 acts as the principal distributor of the Fund’s shares.  The Distributor is managed and owned by Mr. Forsyth, who manages and owns the Fund’s investment adviser, Frontegra.  Accordingly, the Distributor and Frontegra are affiliates.

Payments to Financial Intermediaries.   Shares of the Fund may be offered through financial intermediaries, such as fund supermarkets, or through broker-dealers who are authorized by the Distributor or an affiliate to sell shares of the Fund (collectively, “Financial Intermediaries”).  If you purchase Fund shares through a Financial Intermediary, you may be subject to different fees or policies than those set forth in this Prospectus. From time to time, the Distributor or an affiliate may enter into arrangements with brokers or other Financial Intermediaries pursuant to which such parties agree to perform sub-transfer agent, record-keeping, administrative or other services on behalf of their clients who are shareholders of the Fund.  Pursuant to these arrangements, the Distributor or an affiliate may make payments to Financial Intermediaries for services provided to clients who hold shares of the Fund through omnibus accounts.  In some circumstances, the Fund may directly pay the intermediary for performing transfer agent and related services, provided that the aggregate fee does not exceed what the Fund would pay the Transfer Agent if the intermediary’s clients were direct shareholders of the Fund.

In addition, the Distributor or an affiliate may pay additional compensation to certain Financial Intermediaries.  Under these arrangements, the Distributor or an affiliate may make payments from their own resources, and not as an additional charge to the Fund, to a Financial Intermediary to compensate it for distribution and marketing services, including the opportunity to distribute the Fund.  For example, the Distributor or an affiliate may compensate Financial Intermediaries for providing the Fund with “shelf space” or access to a third party platform or fund offering list or other marketing programs, including, without limitation, inclusion of the Fund on preferred or recommended sales lists, mutual fund “supermarket” platforms, other formal sales programs and other forms of marketing support.  The amount of these payments is determined from time to time by the Distributor or an affiliate and may differ among such Financial Intermediaries based upon one or more of the following factors:  gross sales, current assets, the number of accounts of the Fund held by the Financial Intermediaries or other factors agreed to by the parties.  The receipt of (or prospect of receiving) such compensation may provide the intermediary and its salespersons with an incentive to favor sales of Fund shares, or a particular class of those shares, over other

10

investment alternatives.  You may wish to consider whether such arrangements exist when evaluating recommendations from an intermediary.

YOUR ACCOUNT

How to Purchase Shares.  Shares of the Fund are sold on a continuous basis at net asset value (“NAV”).  The Fund’s NAV is determined as of the close of trading on the New York Stock Exchange (the “NYSE”) (generally 4:00 p.m., Eastern Time) on each day the NYSE is open.  The NAV is determined by adding the value of the Fund’s investments, cash and other assets, subtracting the liabilities and then dividing the result by the total number of shares outstanding.  Your purchase price will be the Fund’s NAV next determined after the Fund or an authorized agent, such as a Financial Intermediary, receives your request in proper form.  The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents.  Deposit in the mail or with a delivery service does not constitute receipt by the Transfer Agent.  A confirmation indicating the details of the transaction will be sent to you promptly. Shares are credited to your account, but certificates are not issued. However, you will have full shareholder rights.

Investments may be made by mail or wire.  The investment minimums noted above are waived for investments by qualified employee benefit plans.  Investment minimums may also be waived or reduced at the Fund’s discretion for certain registered investment advisers, broker-dealers, fee-based programs at broker-dealers and individuals accessing accounts through registered investment advisers.  The Fund reserves the right to change or waive these minimums at any time.  You will be given at least 30 days’ notice of any increase in the minimum dollar amount of purchases.

You may purchase shares of the Fund by completing an application and mailing it along with a check payable to “Frontegra Funds, Inc.” to:  Frontegra Funds, Inc., c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.  For overnight deliveries, please use 615 East Michigan Street, Third Floor, Milwaukee, Wisconsin 53202-5207.  The Fund will not accept payment in cash or money orders.  The Fund also does not accept cashier’s checks in amounts of less than $10,000.  To prevent check fraud, the Fund will not accept third party checks, Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares.  The Fund is unable to accept post dated checks, post dated on-line bill pay checks, or any conditional order or payment.  Purchases must be made in U.S. dollars and all checks must be drawn on a U.S. bank.  If your check does not clear, you will be charged a $25 service fee.  You will also be responsible for any losses suffered by the Fund as a result.  In the event a shareholder is unable to make the Fund whole in such a case, Frontegra will generally be responsible for any losses, with the right to seek indemnification or contribution from other parties.  All applications to purchase shares of the Fund are subject to acceptance by the Company and are not binding until so accepted.  The Company reserves the right to reject an application in whole or in part.

Alternatively, you may place an order to purchase shares of the Fund through a Financial Intermediary, who may charge a transaction fee for placing orders to purchase Fund shares or have policies or procedures that differ from those set forth in this Prospectus.  It is the responsibility of the Financial Intermediary to place the order with the Fund on a timely basis.  Please consult your Financial Intermediary regarding fee information and procedures for purchasing and selling shares of the Fund.

Important Information about Procedures for Opening a New Account.  The Company, on behalf of the Fund, is required to comply with various anti-money laundering laws and regulations.  To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions, including mutual funds, to obtain, verify and record information that identifies each person who opens an account.  Consequently, the Transfer Agent will verify certain information on your account application as part of the Fund’s Anti-Money Laundering Program.  As requested on the application, you must supply your full name, date of birth, social security number and permanent street address.  We may also ask for other identifying documents or information.  Mailing addresses containing only a P.O. Box will not be accepted.  Please contact the Transfer Agent at 1-888-825-2100 if you need additional assistance when completing your application.

If we do not have a reasonable belief of your identity, the account will be rejected or you will not be allowed to perform a transaction on the account until such information is received.  The Fund also reserves the right to close the

11

account within five business days if clarifying information and/or documentation is not received.  If at any time the Fund detects suspicious behavior or if certain account information matches government lists of suspicious persons, the Fund may determine not to open an account, may close an existing account, may file a suspicious activity report or may take other action.  Any delay in processing your order will affect the purchase price you receive for your shares.  The Company and the Transfer Agent are not liable for fluctuations in NAV experienced as a result of such delays in processing.

In order to purchase shares, you must reside in a jurisdiction where Fund shares may lawfully be offered for sale.  Shares of the Fund have not been registered for sale outside of the United States except to investors with United States military APO or FPO addresses.  The Fund may not be sold to investors residing outside the United States and its territories, except upon evidence of compliance with the laws of the applicable foreign jurisdictions.

If you purchase shares of the Fund by check and request the redemption of such shares, payment of the redemption proceeds may be delayed for up to 12 days in order to ensure that the check for the investment has cleared.  This is a security precaution only and does not affect your investment.

Multiple Classes of the Fund.  The Company has adopted a plan that permits the Fund to offer more than one class. The Fund currently offers two different classes of shares, Class I shares and Class L shares.  This Prospectus relates  only to Class I shares of the Fund.  Shares of a class have equal voting rights.  Each share is generally entitled to vote on all questions regardless of class, except that matters affecting only a particular class will be voted upon by that class.  The different classes of shares represent investments in the same portfolio of securities but are subject to different expenses, which may affect their performance.

Initial Investment By Wire.  In addition, you may purchase shares of the Fund by wire.  Instruct your bank to use the following instructions when wiring funds:

Wire to:	U.S. Bank, N.A.
777 E. Wisconsin Ave.
Milwaukee, WI 53202
ABA Number 075000022

Credit to:	U.S. Bancorp Fund Services, LLC
Account Number 112-952-137

Further credit to:	Frontegra Funds, Inc.
Frontegra Phocas Small Cap Value Fund
Class I Shares
(investor account number)
(name or account registration)

If you are making an initial investment in the Fund, before you wire funds, please contact the Transfer Agent by phone to make arrangements with a telephone service representative to submit your completed application via mail, overnight delivery, or facsimile.  Upon receipt of your application, your account will be established and a service representative will contact you within 24 hours to provide an account number and to confirm the wiring instructions.

The Fund is not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system.  Wired funds must be received prior to 4:00 p.m. Eastern time to be eligible for same day pricing.

Subsequent Investments.  You may make additions to your account in amounts of $1,000 or more by mail or by wire.  When making an additional purchase by mail, enclose a check payable to “Frontegra Funds, Inc.” along with the additional investment form provided on the lower portion of your account statement.

Subsequent Investments By Wire.  To make an additional purchase by wire, please contact the Transfer Agent to advise them of your intent to wire funds.  This will ensure prompt and accurate credit upon receipt of your wire.  To make an additional investment by wire, please follow the wire instructions used to open an account.

12

How to Redeem Shares.  You may request redemption of part or all of your Fund shares at any time.  The price you receive will be the NAV next determined after the Fund receives your request in proper form.  Once your redemption request is received in proper form, the Fund normally will mail or wire your redemption proceeds the next business day and, in any event, no later than seven calendar days after receipt of a redemption request.  However, where securities have been sold to generate cash for payment of a redemption, your redemption proceeds will not be paid until the first business day after the sales proceeds are received by the Fund.  Also, the Fund may hold payment of your redemption proceeds until the Transfer Agent is reasonably satisfied that the purchase check has cleared, which may be up to 12 days.  In addition to the redemption procedures described below, redemptions may also be made through Financial Intermediaries who may charge a commission or other transaction fee.

Written Redemption.  To redeem shares in the Fund please furnish a written, unconditional request to: Frontegra Funds, Inc., c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.  For written redemption requests sent via overnight delivery, please use 615 East Michigan Street, Third Floor, Milwaukee, Wisconsin 53202-5207.  Your request must (i) be signed exactly as the shares are registered, including the signature of each owner and (ii) specify the number of Fund shares or dollar amount to be redeemed.  The Transfer Agent may request additional documentation from corporations, executors, administrators, trustees, guardians, agents or attorneys-in-fact.  Redemption proceeds may be wired to a commercial bank authorized on your account.  Please note that if you redeem shares by wire, you will be charged a $15 service fee.  If you have redeemed all of your shares, the wire fee would be deducted from the redemption proceeds.  If you have only redeemed a portion of your account, the fee will be deducted from the remaining balance in your account.  If the dollar amount requested to be redeemed is greater than the current value of your account, your entire account balance may be redeemed.

Shareholders who have an IRA or other retirement plan must indicate on their redemption request whether or not to withhold federal income tax.  Redemption requests failing to indicate an election not to have tax withheld will generally be subject to 10% federal income tax withholding.

Purchases In Kind.  Shares of the Fund may be purchased “in kind,” subject to the approval of Frontegra and/or Phocas and their determination that the securities are acceptable investments for the Fund and that they have a value that is readily ascertainable in accordance with the Fund’s valuation policies.  In an in kind purchase, investors transfer securities to the Fund in exchange for Fund shares.  Securities accepted by the Fund in an in kind purchase will be valued at market value.  In general, an investor transferring securities for shares will recognize a gain or loss, for federal income tax purposes, on an in kind purchase of the Fund, calculated as if the investor had sold the securities for their fair market value and used the proceeds to purchase shares of the Fund.

Redemptions In Kind.  The Fund reserves the right to make a “redemption in kind” (a payment in portfolio securities rather than cash) if the amount you are redeeming is in excess of the lesser of (i) $250,000 or (ii) 1% of the Fund’s assets.  In such cases, you may incur brokerage costs in converting these securities to cash.

Signature Guarantees.  Signature guarantees are required in the following circumstances:

•

for redemption proceeds sent to any person, address or bank account not on record;

•

for requests to wire redemption proceeds (if not previously authorized on the account);

•

for redemption requests submitted within 30 days of an address change;

•

when changing account ownership; and

•

in other situations deemed necessary by the Transfer Agent or the Fund to protect against the possibility of fraud.

A signature guarantee may be obtained from any bank, savings and loan association, credit union, brokerage firm or other eligible guarantor institution, but not a notary public.  Non-financial transactions, including establishing or modifying certain services on an account, may require a signature verification from a Signature Validation Program

13

member or other acceptable form of authentication from a financial institution source, such as notarization from commercial banks or brokerage firms.

Account Termination.  Your account may be terminated by the Fund on not less than 30 days’ notice if the value of the shares in an account falls below $1,000 as a result of redemptions.  Upon any such termination, a check for the redemption proceeds will be sent to the address of record within seven calendar days of the redemption.

Market Timing Policy.  The Fund or Frontegra may determine from the amount, frequency and pattern of exchanges that a shareholder is engaged in excessive trading that is detrimental to the Fund or its other shareholders.  Such short-term or excessive trading into and out of the Fund may harm all shareholders by disrupting investment strategies, increasing brokerage, administrative and other expenses, decreasing tax efficiency and diluting the value of shares held by long-term shareholders.

The Board of Directors has approved policies that seek to discourage frequent purchases and redemptions and curb the disruptive effects of frequent trading (the “Market Timing Policy”).  Pursuant to the Market Timing Policy, the Fund may decline to accept an application or may reject a purchase request, including an exchange, from a market timer or an investor who, in Frontegra’s sole discretion, has a pattern of short-term or excessive trading or whose trading has been or may be disruptive to the Fund.  In addition, the Fund reserves the right to reject any purchase, including an exchange, that could adversely affect the Fund or its operations.  The Fund, Frontegra, Phocas and their affiliates are prohibited from entering into arrangements with any shareholder or other person to permit frequent purchases and redemptions of Fund shares.

The Fund monitors and enforces the Market Timing Policy through:

•

the termination of a shareholder’s purchase and/or exchange privileges;

•

selective monitoring of trade activity; and

•

regular reports to the Board of Directors by the Fund’s Chief Compliance Officer regarding any unusual trading activity.

Frontegra or the Distributor have entered into shareholder information agreements with Financial Intermediaries, which enable Frontegra or the Distributor to request information to assist in monitoring for excessive short-term trading activity of individual shareholders within omnibus accounts.  Omnibus accounts are accounts maintained by Financial Intermediaries on behalf of multiple beneficial shareholders.  In some cases, the Fund may rely on the market timing policies of Financial Intermediaries, even if those policies are different from the Fund’s policy, when the Fund believes that the policies are reasonably designed to prevent excessive trading practices that are detrimental to the Fund.  If inappropriate trading is detected in an omnibus account, the Fund may request that the Financial Intermediary take action to prevent the underlying shareholder from engaging in such trading and to enforce the Fund’s or the Financial Intermediary’s market timing policy.  There may be legal and technological limitations on the ability of Financial Intermediaries to restrict the trading practices of their clients, and they may impose restrictions or limitations that are different from the Fund’s policies. As a result, the Fund’s ability to monitor and discourage excessive trading practices in omnibus accounts may be limited.

EXCHANGE PRIVILEGE

You may exchange your shares in any Frontegra Fund for shares in any other Frontegra Fund at any time by written request if you meet the minimum investment requirements for the class and Fund into which you would like to exchange, and if the class and Fund are open to new investors.  The value of the shares to be exchanged and the price of the shares being purchased will be the NAV next determined after receipt of instructions for exchange in proper form.  An exchange from one Fund to another is treated, for federal income tax purposes, as a sale of the shares to be exchanged at their NAV and a subsequent use of the sales proceeds to purchase the replacement shares, and will generally result in the realization of a capital gain or loss determined by reference to your adjusted basis in the shares to be exchanged and the NAV of those shares on the date of the exchange.  Exchanges are not tax-free.

14

Exchange requests should be directed to: Frontegra Funds, Inc., c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.  For written exchange requests sent via overnight delivery, please use 615 East Michigan Street, Third Floor, Milwaukee, Wisconsin 53202-5207.  Exchange requests may be subject to limitations under the Market Timing Policy to ensure that the exchanges do not disadvantage the Fund or its shareholders.  The Company reserves the right to modify or terminate the exchange privilege upon 60 days’ written notice to each shareholder prior to the modification or termination taking effect.

VALUATION OF FUND SHARES

Shares of each class of the Fund are sold at their NAV.  The NAV of the Fund is calculated using the market value of the Fund’s investments and is determined as of the close of trading (generally 4:00 p.m. Eastern Time) on each day the NYSE is open for business.  The Fund does not determine NAV on days the NYSE is closed.  The NYSE is closed on New Year’s Day, Martin Luther King, Jr. Day, President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.  The price at which a purchase order or redemption request is effected is based on the next calculation of NAV after we receive your transaction request in good order.

In determining the Fund’s NAV, each equity security traded on a securities exchange, including NASDAQ, is valued at the closing price on the exchange on which the security is principally traded.  Exchange-traded securities for which there were no transactions on a given day are valued at the most recent bid price.  Securities not listed on a securities exchange are valued at the most recent sale price.  Short-term investments maturing within 60 days are valued at amortized cost, which approximates fair value.

Any securities or other assets for which market valuations are not readily available or are unreliable are valued at fair value as determined by Frontegra or Phocas in good faith and in accordance with procedures approved by the Company’s Board of Directors.  Consequently, the price of a security used by the Fund to calculate its NAV may differ from the quoted or published price for the same security.  The Fund may use fair value pricing if, for example, trading in a particular security is halted and does not resume before the Fund calculates its NAV or the exchange on which a security is traded closes early.  Fair value pricing involves subjective judgments, and it is possible that the fair value determined for a security is materially different from the value that could be realized upon the sale of that security.

DISTRIBUTIONS AND FEDERAL INCOME TAX TREATMENT

As with any investment, you should consider how your investment in the Fund will be taxed.  If your account is not a retirement account or other tax-deferred arrangement (or you are not otherwise exempt from income tax), you should be aware of the following federal income tax implications.

Taxes on Distributions.  The Fund intends to distribute substantially all of its net investment company taxable income and net capital gain, if any, to shareholders at least annually.

For federal income tax purposes, distributions from the Fund’s net investment company taxable income (which includes dividends, interest, the excess of any net short-term capital gains over net long-term capital loss, and net gains from foreign currency transactions), if any, generally will be taxable to you as ordinary income whether reinvested in additional Fund shares or received in cash, unless such distributions are attributable to and reported by the Fund as “qualified dividend income” (as defined in the Internal Revenue Code of 1986, as amended).  “Qualified dividends” are currently eligible for the reduced rate of tax on long-term capital gains.  Currently, the maximum rate applicable to long-term capital gains, and thus, to qualified dividend income, is set at a rate of 15% (but scheduled to increase to 20% in 2013).

If the Fund reports distributions of net capital gains (the excess of net long-term capital gains over short-term capital losses) as “capital gain distributions,” then such distributions will be taxable as long-term capital gains whether reinvested in additional Fund shares or received in cash and regardless of the length of time you have owned your shares.  The Fund will inform shareholders of the source and tax status of all distributions after the close of each calendar year.

15

When the Fund makes a distribution, the Fund’s NAV decreases by the amount of the payment.  If you purchase shares shortly before a distribution, you will, nonetheless, be subject to income taxes on the distribution, even though the value of your investment (plus cash received, if any) remains the same.  The Fund expects that, because of its investment objective, its distributions will consist primarily of capital gain.  All distributions will automatically be reinvested in shares of the Fund at the then prevailing NAV unless you specifically request that either distributions of net investment company taxable income or net capital gains or both be paid in cash.  If you elect to receive distributions in cash, and the U.S. Postal Service cannot deliver the check, or if a check remains outstanding for six months, the Fund reserves the right to reinvest the distribution check in your account, at the Fund’s current NAV, and to reinvest all subsequent distributions.

The election to receive distributions in cash or reinvest them may be changed by writing to:  Frontegra Funds, Inc., c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.  For overnight deliveries, please use 615 East Michigan Street, Third Floor, Milwaukee, Wisconsin 53202-5207.  Such notice must be received at least five business days prior to the record date of any distribution.

Taxes on Sales, Redemptions and Exchanges.  Your sale or redemption of Fund shares will generally result in a taxable capital gain or loss to you, depending on whether the sale or redemption proceeds, including in kind proceeds, are more or less than your adjusted basis in the sold or redeemed shares (generally, the amount you paid for the shares).  Generally, the capital gain or loss will be long-term if you have held your Fund shares for more than one year and short-term if you have held your Fund shares for one year or less.  Any capital loss arising from the sale or redemption of Fund shares held for six months or less, however, is treated as a long-term capital loss to the extent of any amounts treated as distributions of net capital gain received on such shares.  As discussed above under “Exchange Privilege,” an exchange of Fund shares for shares in any other Frontegra Fund generally will have similar tax consequences to a redemption of Fund shares.

Withholding.  Except in cases of certain exempt shareholders, including most corporations, if you do not furnish the Fund with your correct Social Security Number or Taxpayer Identification Number and/or the Fund receives notification from the Internal Revenue Service requiring back-up withholding, the Fund is required by federal law to withhold federal income tax from your distributions and redemption proceeds, currently at a rate of 28% for U.S. residents (but scheduled to increase to 31% in 2013).

This section is not intended to be a full discussion of federal income tax laws and the effect of such laws on you.  There may be other federal, state or local tax considerations applicable to a particular investor.  You are urged to consult your own tax adviser.

Please see the SAI for more information about taxes.

16

DIRECTORS	TRANSFER AGENT

William D. Forsyth III	U.S. Bancorp Fund Services, LLC
David L. Heald	For overnight deliveries, use:
James M. Snyder	Frontegra Funds, Inc.
c/o U.S. Bancorp Fund Services, LLC
OFFICERS	615 East Michigan Street, 3rd Floor
Milwaukee, Wisconsin 53202-5207
William D. Forsyth III
Elyce D. Dilworth	For regular mail deliveries, use:
Frontegra Funds, Inc.
INVESTMENT ADVISER	c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Frontegra Asset Management, Inc.	Milwaukee, Wisconsin 53201-0701
400 Skokie Boulevard, Suite 500
Northbrook, Illinois 60062	INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM
SUBADVISER

Phocas Financial Corporation	Ernst & Young LLP
980 Atlantic Avenue, Suite 106	155 N. Wacker Drive
Alameda, California 94501	Chicago, Illinois 60606

CUSTODIAN	LEGAL COUNSEL

U.S. Bank, N.A.	Godfrey & Kahn, S.C.
1555 N. River Center Drive, Suite 302	780 N. Water Street
Milwaukee, Wisconsin 53212	Milwaukee, Wisconsin 53202

DISTRIBUTOR

Frontegra Strategies, LLC
400 Skokie Boulevard, Suite 500
Northbrook, Illinois 60062

17

Additional information regarding the Company and the Fund is included in the SAI which has been filed with the SEC.  The SAI is incorporated into this Prospectus by reference and therefore is legally part of this Prospectus.  Further information about the Fund’s investments is available in the Company’s annual and semi-annual reports to shareholders.  The Company’s annual report provides a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during the last fiscal year.  You may receive the SAI, annual report and semi-annual report free of charge, request other information about the Fund and make general inquiries by contacting the Company at the address below or by calling, toll-free, 1-888-825-2100.  The SAI and the annual and semi-annual reports are also available, free of charge, on the Company’s website at http://www.frontegra.com.

Information about the Fund (including the SAI) can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.  Please call the SEC at 1-202-551-8090 for information relating to the operation of the Public Reference Room.  Reports and other information about the Fund are also available on the EDGAR database on the SEC’s Internet site located at http://www.sec.gov.  Alternatively, copies of this information may be obtained, upon payment of a duplicating fee, by electronic request to the following e-mail address:  publicinfo@sec.gov, or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-1520.

Frontegra Funds, Inc.

c/o U.S. Bancorp Fund Services, LLC

P.O. Box 701, Milwaukee, Wisconsin 53201-0701

The Company’s 1940 Act File Number is 811-7685.

18

FRONTEGRA FUNDS

PROSPECTUS

Frontegra Sky International Equity Fund

Institutional Class Shares (FSKEX)
Class Y Shares (FSKZX)

Frontegra Asset Management, Inc.

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved these securities or determined if this Prospectus is truthful or complete.  Any representation to the contrary is a criminal offense.

October 31, 2011

Summary Section	1
Principal Investment Strategy and Related Risks	4
Fund Management	6
Prior Performance of Sky	7
Your Account	8
Distribution and Servicing Arrangements	12
Exchange Privilege	13
Valuation of Fund Shares	13
Distributions and Federal Income Tax Treatment	14

You should rely only on the information contained in this Prospectus and in the Statement of Additional Information (“SAI”), which is available upon request.  Frontegra Funds, Inc. (the “Company”) has not authorized others to provide additional information.  The Company does not authorize use of this Prospectus in any state or jurisdiction where the offering cannot legally be made.

SUMMARY SECTION

Investment Objective.  The investment objective of the Frontegra Sky International Equity Fund (the “Fund”) is capital appreciation.

Fees and Expenses of the Fund.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

	Institutional Class	Class Y
Shareholder Fees (fees paid directly from your investment)	NONE	NONE
Redemption Fee (as a percentage of amount redeemed, if applicable)	2.00%	2.00%
(a service fee of $15 will be imposed for shares redeemed by wire)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.95%	0.95%
Distribution (12b-1) Fees	NONE	0.25%
Other Expenses(1)	0.81%	0.96%
Total Annual Fund Operating Expenses	1.76%	2.16%
Fee Waiver(2)	(0.97)%	(0.97)%
Total Annual Fund Operating Expenses After Fee Waiver	0.79%	1.19%

____________

(1)

“Other Expenses” are estimates for the fiscal year ended June 30, 2012 and, with respect to Class Y shares, include a shareholder servicing fee of 0.15%.

(2)

Pursuant to an expense cap agreement between Frontegra Asset Management, Inc., the Fund’s investment adviser (“Frontegra”), and the Fund, Frontegra has contractually agreed to waive its management fee and/or reimburse the Fund’s operating expenses to the extent necessary to ensure that the Fund’s total operating expenses (excluding taxes, interest, brokerage commissions, acquired fund fees and expenses (“AFFE”) and extraordinary expenses) do not exceed 0.79% and 1.19% of the Fund’s average daily net assets for the Institutional Class and Class Y shares, respectively.  The expense cap agreement will continue in effect until October 31, 2012 with successive renewal terms of one year unless terminated by Frontegra or the Company prior to any such renewal.  “Other Expenses” are presented before any waivers or expense reimbursements.

Example.  The following example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Institutional Class	$81	$459
Class Y	$121	$583

Portfolio Turnover.  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

1

Principal Investment Strategy.   The Fund normally invests at least 80% of its assets in a diversified portfolio of equity securities (including common, convertible and preferred stocks) of companies located in a number of different industrialized countries outside of North America, which consists of those countries that are represented in the MSCI EAFE Index.  The Fund invests primarily in developed markets but may invest up to 15% of its total assets in securities that trade in emerging or developing markets.  The Fund invests primarily in large- and mid-cap companies with market capitalizations in excess of U.S. $2 billion at the time of purchase.  In constructing a portfolio for the Fund, the Fund’s subadviser, Sky Investment Counsel Inc. (“Sky”), generally invests in companies that it believes are attractively valued and that have superior management, industry leadership, a high level of profitability compared to their competitors, a sound financial position and strong earnings growth.

Principal Investment Risks.

Market Risks.  The Fund’s investments are subject to market risk, which may cause the value of the Fund’s investments to decline.  If the value of the Fund’s investments goes down, the share price of the Fund will go down, and you may lose money.  U.S. and international markets have experienced extreme volatility, reduced liquidity, credit downgrades, increased likelihood of default and valuation difficulties in recent years.

Stock Selection Risks.  The stocks selected for the Fund may decline in value or not increase in value when the stock market in general is rising.

Equity Securities Risks.  Common stocks and other equity securities held by the Fund will fluctuate in value based on the earnings of the company and on general industry and market conditions, leading to fluctuations in the Fund’s share price.

Foreign Securities Risks.  The Fund’s foreign investments involve additional risks, including less liquidity, currency-rate fluctuations, political and economic instability and differences in financial reporting standards and securities market regulation.

Liquidity Risks.  Liquidity risk is the risk that certain securities may be difficult or impossible to sell at the time and price that Sky would like to sell.  Sky may have to lower the price, sell other securities instead or forego an investment opportunity.

Mid-Cap Companies Risks.  Mid-cap companies often have narrower markets and more limited managerial and financial resources than larger, more established companies.  As a result, the performance of mid-cap companies may be more volatile and mid-cap securities tend to be less liquid than securities of larger companies.

Currency Risks.  The value of the Fund’s foreign securities as measured in U.S. dollars may be affected unfavorably by changes in foreign currency exchange rates.  The Fund may also incur costs in connection with conversions between various currencies.

Emerging Markets Risks.  The risks of foreign investments typically are greater in emerging markets due to factors such as smaller securities markets and lower trading volumes, less developed legal and accounting structures, substantial influence by an emerging market country’s government over the private sector and potential high levels of inflation, deflation or currency devaluations.

Value Investing Risks.  Sky invests in stocks that it believes are undervalued.  Value stocks may never increase in price or pay dividends, or may decline even further if the market fails to recognize the company’s value.

Region or Sector Risks.  The Fund may invest a higher percentage of its total assets in a particular country, region or sector of international markets, which may have a significant impact on the Fund’s overall portfolio.

Management Risks.  The Fund is subject to management risk as an actively-managed investment portfolio and depends on the decisions of the portfolio manager to produce the desired results.

Performance.  Performance information for the Fund is not included because the Fund has not commenced operations.

2

Management.

Investment Adviser and Subadviser.  Frontegra is the investment adviser to the Fund.  Sky is the subadviser to the Fund.

Portfolio Manager.

Name	Portfolio Manager of the Fund Since	Title
Jennifer L. Witterick	2011	Portfolio Manager

Purchase and Sale of Fund Shares.  You may purchase or redeem shares of the Fund on any business day by written request to Frontegra Funds, Inc., c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701 or through a financial intermediary.  The Fund’s minimum initial and subsequent investments are shown below, although Frontegra may reduce or waive the minimums in its sole discretion.

	Minimum Initial Investments	Minimum Subsequent Investments
Institutional Class	$100,000	$1,000
Class Y	$1,000	$50

Tax Information.  The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA.  You may be taxed later upon withdrawal of your investment from these tax-deferred accounts.

Payments to Broker-Dealers and Other Financial Intermediaries.  If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create conflicts of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

3

PRINCIPAL INVESTMENT STRATEGY AND RELATED RISKS

Investment Objective.  The investment objective of the Fund is capital appreciation.

Principal Investment Strategy.  The Fund normally invests at least 80% of its assets in a diversified portfolio of equity securities (including common, convertible and preferred stocks) of companies located in a number of different industrialized countries outside of North America, including Europe, Australasia and Japan.  The Fund considers industrialized countries outside of North America to consist of those countries that are represented in the MSCI EAFE Index.  The Fund invests primarily in developed markets but may invest up to 15% of its total assets in securities that trade in emerging or developing markets, which are considered to be those countries that are not included in the MSCI EAFE Index.  The Fund invests primarily in large- and mid-cap companies with market capitalizations in excess of U.S. $2 billion at the time of purchase.

The investment universe includes all the stocks in the MSCI EAFE Index, stocks traded in foreign markets that are not included in the MSCI EAFE Index and stocks traded in certain emerging markets.  Equity securities in which the Fund may invest include common stocks, preferred stocks, warrants to purchase common stocks or preferred stocks, securities convertible into common or preferred stocks, American Depositary Receipts, Global Depositary Receipts or other similar securities representing equity securities of non-U.S. issuers.

The MSCI EAFE Index (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The MSCI EAFE Index consists of the following 22 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom.

In constructing a portfolio for the Fund, Sky generally invests in companies that it believes are attractively valued and that have superior management, industry leadership, a high level of profitability compared to their competitors, a sound financial position and strong earnings growth.  Sky primarily uses internally generated proprietary research and conducts management interviews to gain an understanding of the company’s long-term positioning.  Sky uses a bottom-up investment process consisting of two steps, which is comprised of a quantitative screening step followed by qualitative fundamental research and analysis.

The first step is the proprietary screening methods, which reduce the investable universe of several thousand companies to a working list of approximately 600 companies.  These companies are monitored for buying opportunities.  Companies that are selling at steep discounts to their historical values and relative to their industry peers or the general market are highlighted for further review.  On a weekly basis, analysts use valuation screens based on proprietary criteria to uncover potential new companies.  The second step involves fundamental research on the companies highlighted for review.  Sky conducts extensive internal bottom-up research on each security considered for investment.  Sky focuses its efforts on the quality of the company based upon its growth, financial strength, profitability and corporate governance as well as its liquidity.  Consideration of macro-economic and political environments are part of the quality assessment.

Sky purchases securities at what it believes is the low point of valuation and/or sentiment.  Existing holdings may be sold or reduced when any one of the following occurs:  (i)  fundamental deterioration or structural changes warrants a re-assessment of valuation parameters; (ii) price appreciation is rapid, resulting in a stock exceeding reasonable valuation levels; and/or (iii) unforeseen regulatory or corporate governance issues render limited upside or potential downside.

Temporary Strategy.  The Fund may invest up to 100% of its total assets in cash and short-term fixed income securities as a temporary defensive position during adverse market, economic or political conditions, or in other limited circumstances, such as in the case of unusually large cash inflows or redemptions.  When so invested, the Fund may not achieve its investment objective.

4

Principal Risk Factors.

Market Risks.  The Fund’s investments are subject to market risk, which may cause the value of the Fund’s investments to decline.  If the value of the Fund’s investments goes down, you may lose money.  The share price of the Fund is expected to fluctuate.  Your shares at redemption may be worth more or less than your initial investment.  U.S. and international markets have experienced extreme volatility, reduced liquidity, credit downgrades, increased likelihood of default and valuation difficulties in recent years.

Stock Selection Risks.  The stocks selected for the Fund may decline in value or not increase in value when the stock market in general is rising.

Equity Securities Risks.  Common stocks and other equity securities generally increase or decrease in value based on the earnings of a company and on general industry and market conditions.  A fund that invests a significant amount of its assets in common stocks and other equity securities is likely to have greater fluctuations in share price than a fund that invests a significant portion of its assets in fixed income securities.

Foreign Securities Risks.  The Fund invests predominantly in securities of companies in foreign countries.  Foreign investments involve additional risks, including less liquidity, currency-rate fluctuations, political and economic instability, differences in financial reporting standards and less strict regulation of the securities markets compared to U.S. markets.

Liquidity Risks.  Liquidity risk is the risk that certain securities may be difficult or impossible to sell at the time and price that Sky would like to sell.  Sky may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Mid-Cap Companies Risks.  The mid-cap companies in which the Fund may invest often have narrower markets and more limited managerial and financial resources than larger, more established companies, and, therefore, may be more vulnerable to adverse business or economic events than larger companies.  As a result, the performance of mid-cap companies may be more volatile, which could increase the volatility of the Fund’s portfolio.  Moreover, the securities of mid-cap companies tend to be less liquid than securities of larger companies.

Currency Risks.  Investments in foreign securities denominated and traded in foreign currencies involve additional risks.  The value of the Fund’s foreign securities as measured in U.S. dollars may be affected unfavorably by changes in foreign currency exchange rates.  In addition, the Fund may incur costs in connection with conversions between various currencies.

Emerging Markets Risks.  The Fund may invest up to 15% of its total assets in securities of companies that trade in emerging or developing markets.  The risks of foreign investments typically are greater in emerging markets.  Less developed countries may have smaller securities markets and lower trading volumes, which may lead to greater price volatility.  These countries may have less developed legal and accounting structures and are more likely to experience high levels of inflation, deflation or currency devaluations, which could adversely affect their economies and securities markets.

Value Investing Risks.  The Fund invests primarily in value-style stocks, stocks whose prices Sky believes are undervalued in relation to fundamental measures.  Value stocks may never increase in price or pay dividends as anticipated by Sky, or may decline even further if the market fails to recognize the company’s value, if the factors that Sky believes will increase the price do not occur or if a stock judged to be undervalued is actually appropriately priced.

Region or Sector Risks.  The Fund may invest a higher percentage of its total assets in a particular region or sector of international markets.  In such a case, changes affecting that region or sector may have a significant impact on the Fund’s overall portfolio.

5

Who Should Invest.  The Fund is suitable for long-term investors only and is not designed as a short-term investment vehicle.  The Fund may be an appropriate investment for you if you:

•

Seek capital appreciation; and

•

Want to include an international value fund in your portfolio.

Portfolio Holdings Disclosure Policy.  A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the SAI.

FUND MANAGEMENT

Board of Directors.  Under the laws of the State of Maryland, the Board of Directors is responsible for managing the Company’s business and affairs.  The Board of Directors also oversees duties required by applicable state and federal law.  The Company has entered into an investment advisory agreement with Frontegra pursuant to which Frontegra supervises the management of the Fund’s investments and business affairs, subject to the supervision of the Company’s Board of Directors.  Frontegra has entered into a subadvisory agreement with Sky under which Sky serves as the Fund’s portfolio manager and, subject to Frontegra’s supervision, manages the Fund’s portfolio.  Frontegra provides office facilities for the Fund and pays the salaries, fees and expenses of all officers and directors of the Fund who are interested persons of Frontegra.

Adviser.  The Company is managed by Frontegra, which supervises the management of the Fund’s portfolio by Sky and administers the Company’s business affairs.  Frontegra was organized in 1996 and is located at 400 Skokie Boulevard, Suite 500, Northbrook, Illinois 60062.  William D. Forsyth III, the President of the Company and Frontegra, owns 100% of Frontegra.  Frontegra is affiliated with Frontier Partners, Inc., a consulting firm that provides marketing services to third party investment advisers, including Sky.

A discussion regarding the Board of Directors’ basis for approving the investment advisory agreement and subadvisory agreement will be included in the Fund’s report to shareholders for the applicable period.

Advisory Fees.  Under the investment advisory agreement, the Fund compensates Frontegra at the annual rate of 0.95% of the Fund’s average daily net assets.  Pursuant to an expense cap agreement between Frontegra and the Fund, Frontegra agreed to waive its management fee and/or reimburse the Fund’s operating expenses to the extent necessary to ensure that the Fund’s total operating expenses (excluding taxes, interest, brokerage commissions, AFFE and extraordinary expenses) do not exceed 0.79% of the Fund’s average daily net assets for Institutional Class shares and 1.19% of the Fund’s average daily net assets for Class Y shares.  The expense cap agreement will continue in effect until October 31, 2012 with successive renewal terms of one year unless terminated by Frontegra or the Company prior to any such renewal.  The expense cap agreement has the effect of lowering the overall expense ratio for the Fund and increasing the Fund’s overall return to investors during the time any such amounts are waived and/or reimbursed.

Sky.  Sky is an independent manager of international equities, specializing in the management of EAFE (Europe, Australasia and Far East) equities.  Sky is located at 1 Adelaide Street East, Suite 2310, Toronto, Ontario, M5C 2V9, Canada.  Sky is authorized and regulated by the Ontario Securities Commission in Canada and is a registered investment adviser with the U.S. Securities and Exchange Commission.  Under the subadvisory agreement, Sky is compensated by Frontegra for its investment advisory services at the annual rate of 0.40%.  In recognition of the economies of scale that will be gained by the Fund and Frontegra, and with the exception of 401(k) plan, other defined contribution plan or insurance company investments in the Fund, Frontegra will compensate Sky an extra 0.20% of the average daily net assets of initial investments of $20,000,000 to $40,000,000, an extra 0.15% of the average daily net assets of initial investments of $40,000,001 to $60,000,000 and an extra 0.10% of the average daily net assets of initial investments of over $60,000,000.  Sky provides continuous advice and recommendations concerning the Fund’s investments and is responsible for selecting the broker-dealers who execute the portfolio transactions.  In addition to providing investment advisory services to the Fund, Sky serves as subadviser to other mutual fund portfolios and other institutional investors with respect to non-North American equity investments.  As of September 30, 2011, Sky had approximately U.S. $1.8 billion under management.

6

Portfolio Manager.  Jennifer L. Witterick, President and Chief Executive Officer of Sky, is the sole portfolio manager for the Fund.  Ms. Witterick reviews and approves the analysts’ recommendations and makes the final buy and sell decisions for the Fund.  Ms. Witterick established Sky in 2004 to manage international equity portfolios on an outsource basis for Foyston, Gordon & Payne, an investment firm, where she was a portfolio manager from 1993 until Sky’s inception.  Ms. Witterick graduated from the University of Western Ontario and has earned the right to use Chartered Financial Analyst designation.  She is also a past President of the Toronto Society of Financial Analysts.

The Fund’s SAI provides additional information about the Fund’s portfolio manager, including other accounts managed, ownership of Fund shares and compensation.

Custodian, Transfer Agent and Administrator.  U.S. Bank, N.A. acts as custodian of the Fund’s assets.  U.S. Bancorp Fund Services, LLC serves as transfer agent for the Fund (the “Transfer Agent”) and as the Fund’s administrator.  U.S. Bank, N.A. and U.S. Bancorp Fund Services, LLC are affiliated entities.

Distributor.  Frontegra Strategies, LLC, (the “Distributor”), 400 Skokie Boulevard, Suite 500, Northbrook, Illinois 60062 acts as the principal distributor of the Fund’s shares.  The Distributor is managed and owned by Mr. Forsyth, who manages and owns the Fund’s investment adviser, Frontegra.  Accordingly, the Distributor and Frontegra are affiliates.

PRIOR PERFORMANCE OF SKY

The following table shows the historical composite performance data for all of Sky’s accounts which have investment objectives, policies, strategies and risks substantially similar to the Fund, known as the International Equity composite (the “Composite”).  The Composite includes the performance of all pooled investment vehicles, such as mutual funds, and other accounts managed by Sky in the International Equity style during the periods stated.

The Composite has not been subject to the same types of expenses to which the Fund is subject nor to the diversification requirements, specific tax restrictions and investment limitations imposed on the Fund by the Internal Revenue Code of 1986, as amended (the “Code”), and the Investment Company Act of 1940, as amended, respectively.  Consequently, the performance results for the Composite could have been adversely affected if the Composite had been regulated under the federal securities and tax laws.  The data is provided to illustrate the past performance of Sky in managing a substantially similar portfolio as measured against a specific benchmark and does not represent the performance of the Fund.  You should not consider this performance data as an indication of the future performance of the Fund or Sky.

All returns presented were calculated in compliance with the Global Investment Performance Standards (GIPS®).  All returns presented were calculated on a total return basis and include all dividends and interest, accrued income, if any, and realized and unrealized gains and losses.  All returns reflect the deduction of investment advisory fees, if applicable, brokerage commissions and execution costs paid by the accounts included in the Composite, without provision for federal or state income taxes.  Cash and cash equivalents are included in the performance returns.  No leveraged positions were used.  Total return is calculated monthly in accordance with the time weighted rate of return method provided for by GIPS® standards accounted for on a trade-date basis.  The monthly returns are linked to derive an annual total return.  GIPS® standards for calculation of total return differ from the standards required by the SEC for calculation of average annual total return.

The Composite’s expenses are lower than the Fund’s expenses.  Accordingly, if the Fund’s expenses had been deducted from the Composite’s returns, the returns would be lower than those shown.  The results of the Composite are not intended to predict or suggest the future returns of the Fund.

7

Sky Investment Counsel Inc.

International Equity Composite Performance History:  9/30/94-9/30/11(1)

Periods Ended 9/30/11	International Equity Composite Total Return	MSCI EAFE Index(2)
1 Year	(15.17)%	(8.55)%
5 Years	(2.76)%	(4.82)%
10 Years	8.87%	0.72%
From Inception(3)	7.26%	3.73%

____________

(1)

Return information for the Fund is not included in this Prospectus because the Fund had not commenced operations as of the date of this Prospectus.

(2)

The MSCI EAFE Index (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The MSCI EAFE Index consisted of the following 22 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom.

(3)

The Composite commenced operations on September 30, 1994.

YOUR ACCOUNT

How to Purchase Shares.  Shares of the Fund are sold on a continuous basis at net asset value (“NAV”).  The Fund’s NAV is determined as of the close of trading on the New York Stock Exchange (the “NYSE”) (generally 4:00 p.m., Eastern Time) on each day the NYSE is open.  The NAV for a class of shares is determined by adding the value of the Fund’s investments, cash and other assets attributable to that class, subtracting the liabilities attributable to that class and then dividing the result by the total number of shares outstanding.  Due to the fact that different expenses are charged to the Institutional Class and Class Y shares of the Fund, the NAV of the two classes may vary.  Your purchase price will be the Fund’s NAV next determined after the Fund or an authorized agent, such as a fund supermarket or broker-dealer who is authorized by the Distributor or an affiliate to sell shares of the Fund (collectively, “Financial Intermediaries”), receives your request in proper form.  The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents.  Deposit in the mail or with a delivery service does not constitute receipt by the Transfer Agent.  A confirmation indicating the details of the transaction will be sent to you promptly. Shares are credited to your account, but certificates are not issued. However, you will have full shareholder rights.

Investments may be made by mail or wire.  The investment minimums noted above are waived for investments by qualified employee benefit plans.  Investment minimums may also be waived or reduced at the Fund’s discretion for certain registered investment advisers, broker-dealers, fee-based programs at broker-dealers and individuals accessing accounts through registered investment advisers.  The Fund reserves the right to change or waive these minimums at any time.  You will be given at least 30 days’ notice of any increase in the minimum dollar amount of purchases.

You may purchase shares of the Fund by completing an application and mailing it along with a check payable to “Frontegra Funds, Inc.” to:  Frontegra Funds, Inc., c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.  For overnight deliveries, please use 615 East Michigan Street, Third Floor, Milwaukee, Wisconsin 53202-5207.  The Fund will not accept payment in cash or money orders.  The Fund also does not accept cashier’s checks in amounts of less than $10,000.  To prevent check fraud, the Fund will not accept third party checks, Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares.  The Fund is unable to accept post dated checks, post dated on-line bill pay checks, or any conditional order or payment.  Purchases must be made in U.S. dollars and all checks must be drawn on a U.S. bank.  If your check does not clear, you will be charged a $25 service fee.  You will also be responsible for any losses suffered by the Fund as a result.  In the event a shareholder is unable to make the Fund whole in such a case, Frontegra will generally be

8

responsible for any losses, with the right to seek indemnification or contribution from other parties.  All applications to purchase shares of the Fund are subject to acceptance by the Company and are not binding until so accepted.  The Company reserves the right to reject an application in whole or in part.

Alternatively, you may place an order to purchase shares of the Fund through a Financial Intermediary, who may charge a transaction fee for placing orders to purchase Fund shares or have policies or procedures that differ from those set forth in this Prospectus.  It is the responsibility of the Financial Intermediary to place the order with the Fund on a timely basis.  Please consult your Financial Intermediary regarding fee information and procedures for purchasing and selling shares of the Fund.

Important Information about Procedures for Opening a New Account.  The Company, on behalf of the Fund, is required to comply with various anti-money laundering laws and regulations.  To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions, including mutual funds, to obtain, verify and record information that identifies each person who opens an account.  Consequently, the Transfer Agent will verify certain information on your account application as part of the Fund’s Anti-Money Laundering Program.  As requested on the application, you must supply your full name, date of birth, social security number and permanent street address.  We may also ask for other identifying documents or information.  Mailing addresses containing only a P.O. Box will not be accepted.  Please contact the Transfer Agent at 1-888-825-2100 if you need additional assistance when completing your application.

If we do not have a reasonable belief of your identity, the account will be rejected or you will not be allowed to perform a transaction on the account until such information is received.  The Fund also reserves the right to close the account within five business days if clarifying information and/or documentation is not received.  If at any time the Fund detects suspicious behavior or if certain account information matches government lists of suspicious persons, the Fund may determine not to open an account, may close an existing account, may file a suspicious activity report or may take other action.  Any delay in processing your order will affect the purchase price you receive for your shares.  The Company and the Transfer Agent are not liable for fluctuations in NAV experienced as a result of such delays in processing.

In order to purchase shares, you must reside in a jurisdiction where Fund shares may lawfully be offered for sale.  Shares of the Fund have not been registered for sale outside of the United States except to investors with United States military APO or FPO addresses.  The Fund may not be sold to investors residing outside the United States and its territories, except upon evidence of compliance with the laws of the applicable foreign jurisdictions.

If you purchase shares of the Fund by check and request the redemption of such shares, payment of the redemption proceeds may be delayed for up to 12 days in order to ensure that the check for the investment has cleared.  This is a security precaution only and does not affect your investment.

Multiple Classes.  The Fund currently offers two different classes of shares, Institutional Class shares and Class Y shares.  The different classes of shares represent investments in the same portfolio of securities but are subject to different expenses, which may affect their performance.  The classes also differ with respect to their investment minimums.  In addition, Class Y shares impose a Rule 12b-1 fee and shareholder servicing fee that are assessed against the assets of the Fund attributable to that class.

Initial Investment By Wire.  In addition, you may purchase shares of the Fund by wire.  Instruct your bank to use the following instructions when wiring funds:

Wire to:	U.S. Bank, N.A.
777 E. Wisconsin Ave.
Milwaukee, WI 53202
ABA Number 075000022

Credit to:	U.S. Bancorp Fund Services, LLC
Account Number 112-952-137

9

Further credit to:	Frontegra Funds, Inc.
Frontegra Sky International Equity Fund
(Class of Shares)
(investor account number)
(name or account registration)

If you are making an initial investment in the Fund, before you wire funds, please contact the Transfer Agent by phone to make arrangements with a telephone service representative to submit your completed application via mail, overnight delivery, or facsimile.  Upon receipt of your application, your account will be established and a service representative will contact you within 24 hours to provide an account number and to confirm the wiring instructions.

The Fund is not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system.  Wired funds must be received prior to 4:00 p.m. Eastern time to be eligible for same day pricing.

Subsequent Investments.  You may make additions to your account by mail or by wire.  When making an additional purchase by mail, enclose a check payable to “Frontegra Funds, Inc.” along with the additional investment form provided on the lower portion of your account statement.

Subsequent Investments By Wire.  To make an additional purchase by wire, please contact the Transfer Agent to advise them of your intent to wire funds.  This will ensure prompt and accurate credit upon receipt of your wire.  To make an additional investment by wire, please follow the wire instructions used to open an account.

How to Redeem Shares.  You may request redemption of part or all of your Fund shares at any time.  The price you receive will be the NAV next determined after the Fund receives your request in proper form, subject to the redemption fee described below if the shares have been held for 30 days or less.  Once your redemption request is received in proper form, the Fund normally will mail or wire your redemption proceeds the next business day and, in any event, no later than seven calendar days after receipt of a redemption request.  However, where securities have been sold to generate cash for payment of a redemption, your redemption proceeds will not be paid until the first business day after the sales proceeds are received by the Fund.  Also, the Fund may hold payment of your redemption proceeds until the Transfer Agent is reasonably satisfied that the purchase check has cleared, which may be up to 12 days.  In addition to the redemption procedures described below, redemptions may also be made through Financial Intermediaries who may charge a commission or other transaction fee.

Written Redemption.  To redeem shares in the Fund please furnish a written, unconditional request to: Frontegra Funds, Inc., c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.  For written redemption requests sent via overnight delivery, please use 615 East Michigan Street, Third Floor, Milwaukee, Wisconsin 53202-5207.  Your request must (i) be signed exactly as the shares are registered, including the signature of each owner and (ii) specify the number of Fund shares or dollar amount to be redeemed.  The Transfer Agent may request additional documentation from corporations, executors, administrators, trustees, guardians, agents or attorneys-in-fact.  Redemption proceeds may be wired to a commercial bank authorized on your account.  Please note that if you redeem shares by wire, you will be charged a $15 service fee.  If you have redeemed all of your shares, the wire fee would be deducted from the redemption proceeds.  If you have only redeemed a portion of your account, the fee will be deducted from the remaining balance in your account.  If the dollar amount requested to be redeemed is greater than the current value of your account, your entire account balance may be redeemed.

Shareholders who have an IRA or other retirement plan must indicate on their redemption request whether or not to withhold federal income tax.  Redemption requests failing to indicate an election not to have tax withheld will generally be subject to 10% federal income tax withholding.

Purchases In Kind.  Shares of the Fund may be purchased “in kind,” subject to the approval of Frontegra and/or Sky and their determination that the securities are acceptable investments for the Fund and that they have a value that is readily ascertainable in accordance with the Fund’s valuation policies.  In an in kind purchase, investors transfer securities to the Fund in exchange for Fund shares.  Securities accepted by the Fund in an in kind purchase will be valued at market value.  In general, an investor transferring securities for shares will recognize a gain or loss, for federal income tax purposes, on an in kind purchase of the Fund, calculated as if the investor had sold the securities for their fair market value and used the proceeds to purchase shares of the Fund.

10

Redemptions In Kind.  The Fund reserves the right to make a “redemption in kind” (a payment in portfolio securities rather than cash) if the amount you are redeeming is in excess of the lesser of (i) $250,000 or (ii) 1% of the Fund’s assets.  In such cases, you may incur brokerage costs in converting these securities to cash.

Redemption Fee.  A redemption fee of 2.00% will be charged on shares of the Fund redeemed (including in connection with an exchange) 30 days or less from their date of purchase.  The redemption fee is paid directly to the Fund and is designed to offset brokerage commissions, market impact and other costs associated with short-term trading of Fund shares.  For purposes of determining whether the redemption fee applies, the shares that were held the longest will be redeemed first.  The redemption fee does not apply to:

•

shares purchased through certain omnibus accounts, including qualified retirement plans;

•

shares acquired through re-investment of distributions of net investment income or capital gain; or

•

shares redeemed because of death or disability.

Frontegra may, at its discretion, waive the redemption fee in the case of hardship and in other limited circumstances with respect to certain types of redemptions or exchanges that do not indicate market timing strategies.

Signature Guarantees.  Signature guarantees are required in the following circumstances:

•

for redemption proceeds sent to any person, address or bank account not on record;

•

for requests to wire redemption proceeds (if not previously authorized on the account);

•

for redemption requests submitted within 30 days of an address change;

•

when changing account ownership; and

•

in other situations deemed necessary by the Transfer Agent or the Fund to protect against the possibility of fraud.

A signature guarantee may be obtained from any bank, savings and loan association, credit union, brokerage firm or other eligible guarantor institution, but not a notary public.  Non-financial transactions, including establishing or modifying certain services on an account, may require a signature verification from a Signature Validation Program member or other acceptable form of authentication from a financial institution source, such as notarization from commercial banks or brokerage firms.

Account Termination.  Your account may be terminated by the Fund on not less than 30 days’ notice if the value of the shares in an account falls below $10,000 for Institutional Class shares and below $100 for Class Y shares as a result of redemptions.  Upon any such termination, a check for the redemption proceeds will be sent to the address of record within seven calendar days of the redemption.

Market Timing Policy.  The Fund or Frontegra may determine from the amount, frequency and pattern of exchanges that a shareholder is engaged in excessive trading that is detrimental to the Fund or its other shareholders.  Such short-term or excessive trading into and out of the Fund may harm all shareholders by disrupting investment strategies, increasing brokerage, administrative and other expenses, decreasing tax efficiency and diluting the value of shares held by long-term shareholders.

The Board of Directors has approved policies that seek to discourage frequent purchases and redemptions and curb the disruptive effects of frequent trading (the “Market Timing Policy”).  Pursuant to the Market Timing Policy, the Fund may decline to accept an application or may reject a purchase request, including an exchange, from a market timer or an investor who, in Frontegra’s sole discretion, has a pattern of short-term or excessive trading or whose trading has been or may be disruptive to the Fund.  In addition, the Fund reserves the right to reject any purchase, including an exchange, that could adversely affect the Fund or its operations.  The Fund, Frontegra, Sky and their

11

affiliates are prohibited from entering into arrangements with any shareholder or other person to permit frequent purchases and redemptions of Fund shares.

The Fund monitors and enforces the Market Timing Policy through:

•

the termination of a shareholder’s purchase and/or exchange privileges;

•

selective monitoring of trade activity;

•

the 2.00% redemption fee for redemptions or exchanges 30 days or less after purchase (determined on a first-in, first out basis); and

•

regular reports to the Board of Directors by the Fund’s Chief Compliance Officer regarding any unusual trading activity.

Frontegra or the Distributor have entered into shareholder information agreements with Financial Intermediaries, which enable Frontegra or the Distributor to request information to assist in monitoring for excessive short-term trading activity of individual shareholders within omnibus accounts.  Omnibus accounts are accounts maintained by Financial Intermediaries on behalf of multiple beneficial shareholders.  In some cases, the Fund may rely on the market timing policies of Financial Intermediaries, even if those policies are different from the Fund’s policy, when the Fund believes that the policies are reasonably designed to prevent excessive trading practices that are detrimental to the Fund.  If inappropriate trading is detected in an omnibus account, the Fund may request that the Financial Intermediary take action to prevent the underlying shareholder from engaging in such trading and to enforce the Fund’s or the Financial Intermediary’s market timing policy.  There may be legal and technological limitations on the ability of Financial Intermediaries to restrict the trading practices of their clients, and they may impose restrictions or limitations that are different from the Fund’s policies. As a result, the Fund’s ability to monitor and discourage excessive trading practices in omnibus accounts may be limited.

DISTRIBUTION AND SERVICING ARRANGEMENTS

Shares of the Fund may be offered through Financial Intermediaries.  If you purchase Fund shares through a Financial Intermediary, you may be subject to different fees or policies than those set forth in this Prospectus.

Rule 12b-1 Fees (Class Y Shares Only).  The Board of Directors has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act for the Fund’s Class Y shares (the “12b-1 Plan”).  Pursuant to the 12b-1 Plan, the Fund pays an annual fee of up to 0.25% to the Distributor for payments to Financial Intermediaries who perform activities or incur expenses intended to result in the sale of Class Y shares of the Fund.  Because these fees are paid out of the Class Y shares’ assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost more than paying other types of sales charges.

Shareholder Servicing Fee (Class Y Shares Only).  Class Y shares of the Fund pay an annual shareholder servicing fee of up to 0.15% per year to the Distributor for payments to Financial Intermediaries who provide on-going account services to shareholders.  This fee is paid to Financial Intermediaries for shareholder servicing activities such as record-keeping and administrative services for Class Y shareholders other than distribution services.

Payments to Financial Intermediaries.  From time to time, the Distributor or an affiliate may enter into arrangements with brokers or other Financial Intermediaries pursuant to which such parties agree to perform sub-transfer agent, record-keeping, administrative or other services on behalf of their clients who are shareholders of the Fund.  Pursuant to these arrangements, the Distributor or an affiliate may make payments to Financial Intermediaries for services provided to clients who hold shares of the Fund through omnibus accounts.  In some circumstances, the Fund may directly pay the intermediary for performing transfer agent and related services, provided that the aggregate fee does not exceed what the Fund would pay the Transfer Agent if the intermediary’s clients were direct shareholders of the Fund.

12

In addition, the Distributor or an affiliate may pay additional compensation to certain Financial Intermediaries.  Under these arrangements, the Distributor or an affiliate may make payments from their own resources, and not as an additional charge to the Fund, to a Financial Intermediary to compensate it for distribution and marketing services, including the opportunity to distribute the Fund.  For example, the Distributor or an affiliate may compensate Financial Intermediaries for providing the Fund with “shelf space” or access to a third party platform or fund offering list or other marketing programs, including, without limitation, inclusion of the Fund on preferred or recommended sales lists, mutual fund “supermarket” platforms, other formal sales programs and other forms of marketing support.  The amount of these payments is determined from time to time by the Distributor or an affiliate and may differ among such Financial Intermediaries based upon one or more of the following factors:  gross sales, current assets, the number of accounts of the Fund held by the Financial Intermediaries or other factors agreed to by the parties.  These payments are in addition to any distribution or service fees payable under the 12b-1 Plan or shareholder servicing arrangement as noted above.  The receipt of (or prospect of receiving) such compensation may provide the intermediary and its salespersons with an incentive to favor sales of Fund shares, or a particular class of those shares, over other investment alternatives.  You may wish to consider whether such arrangements exist when evaluating recommendations from an intermediary.

EXCHANGE PRIVILEGE

You may exchange all or a portion of your investment between classes or from one Frontegra Fund to another at any time by written request, if you meet the minimum investment requirements for the class and Fund into which you would like to exchange, and if the class and Fund are open to new investors.  The value of the shares to be exchanged and the price of the shares being purchased will be the NAV next determined after receipt of instructions for exchange in proper form.  An exchange between classes or from one Fund to another is treated, for federal income tax purposes, as a sale of the shares to be exchanged at their NAV and a subsequent use of the sales proceeds to purchase the replacement shares, and will generally result in the realization of a capital gain or loss determined by reference to your adjusted basis in the shares to be exchanged and the NAV of those shares on the date of the exchange.  Exchanges are not tax-free.  Exchange requests should be directed to: Frontegra Funds, Inc., c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.  For written exchange requests sent via overnight delivery, please use 615 East Michigan Street, Third Floor, Milwaukee, Wisconsin 53202-5207.

Exchange requests may be subject to limitations under the Market Timing Policy to ensure that the exchanges do not disadvantage the Fund or its shareholders.  The Company reserves the right to modify or terminate the exchange privilege upon 60 days’ written notice to each shareholder prior to the modification or termination taking effect.

If you exchange your shares in the Fund for shares in any other Frontegra Fund, you may be subject to the redemption fee described above under “Your Account—Redemption Fee.”

VALUATION OF FUND SHARES

Shares of each class of the Fund are sold at their NAV.  The NAV for each class of the Fund is calculated using the market value of the Fund’s investments and is determined as of the close of trading (generally 4:00 p.m. Eastern Time) on each day the NYSE is open for business.  The Fund does not determine NAV on days the NYSE is closed.  The NYSE is closed on New Year’s Day, Martin Luther King, Jr. Day, President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.  The price at which a purchase order or redemption request is effected is based on the next calculation of NAV after we receive your transaction request in good order.

In determining the Fund’s NAV, each equity security traded on a securities exchange, including NASDAQ, is valued at the closing price on the exchange on which the security is principally traded.  Exchange-traded securities for which there were no transactions on a given day are valued at the most recent bid price.  Securities not listed on a securities exchange are valued at the most recent sale price.  Short-term investments maturing within 60 days are valued at amortized cost, which approximates fair value.

Any securities or other assets for which market valuations are not readily available or are unreliable are valued at fair value as determined by Frontegra or Sky in good faith and in accordance with procedures approved by the

13

Fund’s Board of Directors.  Consequently, the price of a security used by the Fund to calculate its NAV may differ from the quoted or published price for the same security.  The Fund may use fair value pricing if, for example, trading in a particular security is halted and does not resume before the Fund calculates its NAV or the exchange on which a security is traded closes early.  Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security is materially different from the value that could be realized upon the sale of that security.

The Fund’s securities may be listed on foreign exchanges that trade on days when the Fund does not calculate NAV.  As a result, the market value of the Fund’s investments may change on days when you cannot purchase or sell Fund shares.  In addition, a foreign exchange may not value its listed securities at the same time that the Fund calculates its NAV.  If a significant event occurs in a foreign market after the close of the exchange that may affect a security’s value, such security may be valued at its fair value pursuant to the procedures discussed above.  The Board of Directors may rely on the recommendations of a fair value pricing service it has retained to assist in valuing foreign securities.  The fair value pricing service may employ quantitative models in determining fair value.

DISTRIBUTIONS AND FEDERAL INCOME TAX TREATMENT

As with any investment, you should consider how your investment in the Fund will be taxed.  If your account is not a retirement account or other tax-deferred arrangement (or you are not otherwise exempt from income tax), you should be aware of the following federal income tax implications.

Taxes on Distributions.  The Fund intends to distribute substantially all of its net investment company taxable income and net capital gain, if any, to shareholders at least annually.

For federal income tax purposes, distributions from the Fund’s net investment company taxable income (which includes dividends, interest, the excess of any net short-term capital gains over net long-term capital loss, and net gains from foreign currency transactions), if any, generally will be taxable to you as ordinary income whether reinvested in additional Fund shares or received in cash, unless such distributions are attributable to and reported by the Fund as “qualified dividend income” (as defined in the Code).  “Qualified dividends” are currently eligible for the reduced rate of tax on long-term capital gains.  Currently, the maximum rate applicable to long-term capital gains, and thus, to qualified dividend income, is set at a rate of 15% (but scheduled to increase to 20% in 2013).

If the Fund reports distributions of net capital gains (the excess of net long-term capital gains over short-term capital losses) as “capital gain distributions,” then such distributions will be taxable as long-term capital gains whether reinvested in additional Fund shares or received in cash and regardless of the length of time you have owned your shares.

The Fund will inform shareholders of the source and tax status of all distributions after the close of each calendar year.

When the Fund makes a distribution, the Fund’s NAV decreases by the amount of the payment.  If you purchase shares shortly before a distribution, you will, nonetheless, be subject to income taxes on the distribution, even though the value of your investment (plus cash received, if any) remains the same.  The Fund expects that, because of its investment objective, its distributions will consist primarily of capital gain.  All distributions will automatically be reinvested in shares of the Fund at the then prevailing NAV unless you specifically request that either distributions of net investment company taxable income or net capital gains or both be paid in cash.  If you elect to receive distributions in cash, and the U.S. Postal Service cannot deliver the check, or if a check remains outstanding for six months, the Fund reserves the right to reinvest the distribution check in your account, at the Fund’s current NAV, and to reinvest all subsequent distributions.

The election to receive distributions in cash or reinvest them may be changed by writing to:  Frontegra Funds, Inc., c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.  For overnight deliveries, please use 615 East Michigan Street, Third Floor, Milwaukee, Wisconsin 53202-5207.  Such notice must be received at least five business days prior to the record date of any distribution.

Taxes on Sales, Redemptions and Exchanges.  Your sale or redemption of Fund shares will generally result in a taxable capital gain or loss to you, depending on whether the sale or redemption proceeds, including in kind

14

proceeds, are more or less than your adjusted basis in the sold or redeemed shares (generally, the amount you paid for the shares).  Generally, the capital gain or loss will be long-term if you have held your Fund shares for more than one year and short-term if you have held your Fund shares for one year or less.  Any capital loss arising from the sale or redemption of Fund shares held for six months or less, however, is treated as a long-term capital loss to the extent of any amounts treated as distributions of net capital gain received on such shares.  As discussed above under “Exchange Privilege,” an exchange of Fund shares for shares in any other Frontegra Fund generally will have similar tax consequences to a redemption of Fund shares.

Withholding.  Except in cases of certain exempt shareholders, including most corporations, if you do not furnish the Fund with your correct Social Security Number or Taxpayer Identification Number and/or the Fund receives notification from the Internal Revenue Service requiring back-up withholding, the Fund is required by federal law to withhold federal income tax from your distributions and redemption proceeds, currently at a rate of 28% for U.S. residents (but scheduled to increase to 31% in 2013).

Foreign Tax Considerations.  Some foreign governments levy withholding taxes against dividend and interest income.  Although in some countries a portion of these taxes is recoverable, the non-recovered portion will reduce the return on the Fund’s securities.  The Fund may qualify to elect to pass through to you your pro rata share of foreign income taxes paid by the Fund.  The Fund will notify you if it makes such an election.

This section is not intended to be a full discussion of federal income tax laws and the effect of such laws on you.  There may be other federal, state, foreign or local tax considerations applicable to a particular investor.  You are urged to consult your own tax adviser.

Please see the SAI for more information about taxes.

15

DIRECTORS	TRANSFER AGENT

William D. Forsyth III	U.S. Bancorp Fund Services, LLC
David L. Heald	For overnight deliveries, use:
James M. Snyder	Frontegra Funds, Inc.
c/o U.S. Bancorp Fund Services, LLC
OFFICERS	615 East Michigan Street, 3rd Floor
Milwaukee, Wisconsin 53202-5207
William D. Forsyth III
Elyce D. Dilworth	For regular mail deliveries, use:
Frontegra Funds, Inc.
INVESTMENT ADVISER	c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Frontegra Asset Management, Inc.	Milwaukee, Wisconsin 53201-0701
400 Skokie Boulevard, Suite 500
Northbrook, Illinois 60062	INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM
SUBADVISER

Sky Investment Counsel Inc.	Ernst & Young LLP
1 Adelaide Street East, Suite 2310	155 N. Wacker Drive
Toronto, Ontario	Chicago, Illinois 60606
M5C 2V9
Canada	LEGAL COUNSEL

CUSTODIAN	Godfrey & Kahn, S.C.
780 N. Water Street
U.S. Bank, N.A.	Milwaukee, Wisconsin 53202
1555 N. River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

DISTRIBUTOR

Frontegra Strategies, LLC
400 Skokie Boulevard, Suite 500
Northbrook, Illinois 60062

16

Additional information regarding the Company and the Fund is included in the SAI, which has been filed with the SEC.  The SAI is incorporated into this Prospectus by reference and therefore is legally part of this Prospectus.  Further information about the Fund’s investments will be available in the Company’s annual and semi-annual reports to shareholders.  The Company’s annual report will provide a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during the last fiscal year.  You may receive the SAI, annual report and semi-annual report free of charge, request other information about the Fund and make general inquiries by contacting the Company at the address below or by calling, toll-free, 1-888-825-2100.  The SAI and the annual and semi-annual reports are also available, free of charge, on the Company’s website at http://www.frontegra.com.

Information about the Fund (including the SAI) can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.  Please call the SEC at 1-202-551-8090 for information relating to the operation of the Public Reference Room.  Reports and other information about the Fund are also available on the EDGAR database on the SEC’s Internet site located at http://www.sec.gov.  Alternatively, copies of this information may be obtained, upon payment of a duplicating fee, by electronic request to the following e-mail address:  publicinfo@sec.gov, or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-1520.

Frontegra Funds, Inc.

c/o U.S. Bancorp Fund Services, LLC

P.O. Box 701, Milwaukee, Wisconsin 53201-0701

The Company’s 1940 Act File Number is 811-7685.

17

STATEMENT OF ADDITIONAL INFORMATION

FRONTEGRA FUNDS, INC.

Frontegra Mastholm International Equity Fund (FMHIX)

Frontegra SAM Global Equity Fund

Institutional Class Shares (FSGLX)

Frontegra HEXAM Emerging Markets Fund (FHEMX)

Frontegra Timpani Small Cap Growth Fund

Institutional Class Shares (FTSGX)

Class Y Shares (FTSYX)

Frontegra Netols Small Cap Value Fund

Institutional Class Shares (FNSVX)

Class Y Shares (FNSYX)

Frontegra Phocas Small Cap Value Fund

Class L Shares (PHSVX)

Class I Shares (FPSVX)

Frontegra Sky International Equity Fund

Institutional Class Shares (FSKEX)

Class Y Shares (FSKZX)

c/o U.S. Bancorp Fund Services, LLC

P.O. Box 701

Milwaukee, Wisconsin 53201-0701

1-888-825-2100

This Statement of Additional Information (“SAI”) is not a prospectus and should be read in conjunction with the Prospectuses of the above Funds dated October 31, 2011.  Each of the Frontegra Mastholm International Equity Fund (the “Mastholm International Equity Fund”), Frontegra SAM Global Equity Fund (the “SAM Global Equity Fund”), the Frontegra HEXAM Emerging Markets Fund (the “HEXAM Emerging Markets Fund”), the Frontegra Timpani Small Cap Growth Fund (“Timpani Small Cap Growth Fund”), the Frontegra Netols Small Cap Value Fund (the “Netols Small Cap Value Fund”), the Frontegra Phocas Small Cap Value Fund (the “Phocas Small Cap Value Fund”) and the Frontegra Sky International Equity Fund (the “Sky International Equity Fund”) is a series of Frontegra Funds, Inc. (the “Company”) (individually, a “Fund,” and collectively, the “Funds”).  The audited financial statements for each Fund, except for the Sky International Equity Fund, for the fiscal year ended June 30, 2011 are incorporated herein by reference to the Company’s 2011 Annual Report.  The Sky International Equity Fund has not commenced operations as of the date of this SAI.  Copies of the Prospectuses and/or the 2011 Annual Report are available without charge upon request to the above address or toll-free telephone number, or you can visit the Funds’ website at http://www.frontegra.com.

FRONTEGRA STRATEGIES, LLC

Distributor

This Statement of Additional Information is dated October 31, 2011.

You should rely only on the information contained in this SAI and the Prospectuses dated October 31, 2011.  The Company has not authorized others to provide additional information.  This SAI is not an offer to sell securities in any state or jurisdiction where the offering cannot legally be made.

i

FUND ORGANIZATION

The Company is an open-end management investment company, commonly referred to as a mutual fund.  The Company was organized as a Maryland corporation on May 24, 1996.

Each Fund, except the SAM Global Equity Fund, is a diversified series of the Company.  The SAM Global Equity Fund is non-diversified.  The Company may offer separate series of shares representing interests in separate portfolios of securities, and the shares in any one series may be offered in separate classes.  Currently, the Company offers eight separate series, seven of which are discussed in this SAI.  The Board of Directors of the Company (the “Board”) has established five classes of shares of common stock:  Institutional Class, Class Y, Service Class, Class L and Class I.  The Company is authorized to issue 2,000,000,000, $.01 par value, shares of common stock in series and classes.  The number of shares authorized for each of the Company’s series and classes discussed is set forth in the table below.

Series/Class of Common Stock	Number of Authorized Shares
Frontegra Mastholm International Equity Fund(1)	100,000,000

Frontegra SAM Global Equity Fund
Institutional Class	50,000,000

Frontegra HEXAM Emerging Markets Equity Fund(1)	50,000,000

Frontegra Timpani Small Cap Growth Fund
Institutional Class	50,000,000
Class Y	50,000,000

Frontegra Netols Small Cap Value Fund
Institutional Class	50,000,000
Class Y	50,000,000

Frontegra Phocas Small Cap Value Fund
Class L	50,000,000
Class I	50,000,000

Frontegra Sky International Equity Fund
Institutional Class	50,000,000
Class Y	50,000,000

Lockwell Small Cap Value Fund(2)
Institutional Class	50,000,000

___________________________

(1)

This Fund offers a single class of common stock, which has the same characteristics as the Institutional Class.

(2)

This Fund is an additional series of the Company that is not included in this SAI.

The assets belonging to each series are held separately by the custodian, U.S. Bank, N.A., and if the Company issues additional series, each additional series will be held separately.  In effect, each series will be a separate fund.  However, there is a risk, generally considered remote, that one series of the Company could be liable for the liabilities of one or more other series of the Company.

Each share of common stock, irrespective of series or class, is entitled to one vote on all questions, except that certain matters must be voted on separately by the series or class of shares affected, and matters affecting only one series or class are voted upon only by that series or class.  Shares have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of directors can elect all of the directors if they choose to do so and, in such event, the holders of the remaining shares will not be able to elect any person or persons to the Board.  Each share of common stock is entitled to participate in distributions of net investment company taxable income and net capital gains as determined by the Board.  Each share of common stock is entitled to the residual assets of the respective series in the event of liquidation.  Shares have no preemption, conversion or subscription rights.

Recent Events

The Frontegra Columbus Core Plus Fund (the “Columbus Core Plus Fund”) and Frontegra Columbus Core Fund (the “Columbus Core Fund” and, together with the Columbus Core Plus Fund, the “Frontegra Columbus Funds”) were reorganized into corresponding series of Scout Funds, an open-end management investment company organized as a Delaware statutory trust, effective April 18, 2011.  As a result, the Frontegra Columbus Funds are no longer series of the Company.

FUND POLICIES:  FUNDAMENTAL AND NON-FUNDAMENTAL

The investment objective of each of the Netols Small Cap Value Fund, Sky International Equity Fund, Mastholm International Equity Fund and Timpani Small Cap Growth Fund is capital appreciation.  The investment objective of each of the SAM Global Equity Fund and HEXAM Emerging Markets Fund is long-term capital growth.  The investment objective of the Phocas Small Cap Value Fund is long-term total investment through capital appreciation.  These investment objectives may not be changed without shareholder approval.  Each Fund is diversified, except for the SAM Global Equity Fund, which is non-diversified.

The following is a complete list of each Fund’s fundamental investment limitations which cannot be changed without shareholder approval, which requires the approval of a majority of each Fund’s outstanding voting securities.  As used herein, a “majority of each Fund’s outstanding voting securities” means the lesser of (i) 67% of the shares of common stock of a Fund represented at a meeting at which more than 50% of the outstanding shares are present, or (ii) more than 50% of the outstanding shares of common stock of the Fund.

Each Fund:

1.

May not with respect to 75% of its total assets, purchase the securities of any issuer (except securities issued or guaranteed by the U.S. government or its agencies or instrumentalities) if, as a result, (i) more than 5% of the Fund’s total assets would be invested in the securities of that issuer or (ii) the Fund would hold more than 10% of the outstanding voting securities of that issuer.  This restriction does not apply to the SAM Global Equity Fund, which is non-diversified.

2.

May (i) borrow money from banks and (ii) make other investments or engage in other transactions permissible under the Investment Company Act of 1940, as amended (the “1940 Act”) which may involve a borrowing, provided that the combination of (i) and (ii) shall not exceed 33-1/3% of the value of the Fund’s total assets (including the amount borrowed), less the Fund’s liabilities (other than borrowings).  The Fund may also borrow money from other Frontegra Funds or other persons to the extent permitted by applicable law.

3.

May not issue senior securities, except as permitted under the 1940 Act.

4.

May not act as an underwriter of another issuer’s securities, except to the extent the Fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933, as amended (the “Securities Act”) in connection with the purchase and sale of portfolio securities.

5.

May not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this limitation shall not prevent the Fund from purchasing or selling options, futures contracts, or other derivative instruments, or from investing in securities or other instruments backed by physical commodities).

6.

May not make loans if, as a result, more than 33-1/3% of the Fund’s total assets would be lent to other persons, except through (i) purchases of debt securities or other debt instruments or (ii) engaging in repurchase agreements.

7.

May not purchase the securities of any issuer if, as a result, more than 25% of the Fund’s total assets would be invested in the securities of issuers, the principal business activities of which are in the same industry.

8.

May not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this limitation shall not prohibit the Fund from purchasing or selling securities or other instruments backed by real estate or of issuers engaged in real estate activities).

9.

May, notwithstanding any other fundamental investment policy or restriction, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and restrictions as the Fund.

With the exception of the investment restriction set out in item 2 above, if a percentage restriction is adhered to at the time of investment, a later increase in percentage resulting from a change in market value of the investment or the total assets will not constitute a violation of that restriction.

The following are the Funds’ non-fundamental operating policies which may be changed by the Board without shareholder approval.

Each Fund may not:

1.

Sell securities short, unless the Fund owns or has the right to obtain securities equivalent in kind and amount to the securities sold short or unless it covers such short sale as required by the current rules and positions of the Securities and Exchange Commission (the “SEC”) or its staff, and provided that transactions in options, futures contracts, options on futures contracts, or other derivative instruments are not deemed to constitute selling securities short.

2.

Purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin deposits in connection with futures contracts, options on futures contracts, or other derivative instruments shall not constitute purchasing securities on margin.

3.

Invest in illiquid securities if, as a result of such investment, more than 15% of its net assets would be invested in illiquid securities, or such other amounts as may be permitted under the 1940 Act.

4.

Purchase securities of other investment companies except in compliance with the 1940 Act.

5.

Invest all of its assets in the securities of a single open-end investment management company with substantially the same fundamental investment objective, restrictions and policies as the Fund.

6.

Engage in futures or options on futures transactions, except in accordance with Rule 4.5 under the Commodity Exchange Act.

7.

Borrow money, except (i) from banks or (ii) through reverse repurchase agreements or mortgage dollar rolls, and will not purchase securities when bank borrowings exceed 5% of its total assets.

8.

Make any loans other than loans of portfolio securities, except through (i) purchases of debt securities or other debt instruments, or (ii) engaging in repurchase agreements.

9.

Make any change in its investment policy of investing a minimum percentage of its net assets in the investments suggested by the Fund’s name without first providing shareholders of the Fund with at least 60 days’ notice.

Unless noted otherwise, if a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage resulting from a change in market value of the investment or the total assets will not constitute a violation of that restriction.

For purposes of each Fund’s policy to invest a minimum percentage of its assets in investments suggested by the Fund’s name, “assets” is defined as net assets plus borrowings for investment purposes.

INVESTMENT POLICIES AND TECHNIQUES

The following information supplements the discussion of the Funds’ investment objectives, policies, and techniques that are described in the applicable Prospectus.

Recent Market Conditions

In recent years, U.S. and international markets have experienced dramatic volatility.  As a result, the securities markets have experienced substantially lower valuations, reduced liquidity, price volatility, credit downgrades, increased likelihood of default and valuation difficulties.  Accordingly, the following securities may be subject to increased risks.

Illiquid Securities

The Funds may invest in illiquid securities (i.e., securities that are not readily marketable).  For purposes of this restriction, illiquid securities include, but are not limited to, restricted securities (securities the disposition of which is restricted under the federal securities laws), securities which may only be resold pursuant to Rule 144A under the Securities Act, and repurchase agreements with maturities in excess of seven days.  However, none of the Funds will acquire illiquid securities if, as a result, such securities would comprise more than 15% of the value of the Fund’s net assets.  Rule 144A securities may be treated as illiquid securities, subject to the liquidity guidelines.  The Board or its delegate has the ultimate authority to determine, to the extent permissible under the federal securities laws, which securities are liquid or illiquid for purposes of this 15% limitation.  The Board has delegated to each Fund’s respective adviser or subadviser, as applicable, the day-to-day determination of the liquidity of any security, although it has retained oversight and ultimate responsibility for such determinations.  Although no definitive liquidity criteria are used, the Board has directed each adviser or subadviser, as applicable, to look to such factors as (i) the nature of the market for a security (including the institutional private resale market), (ii) the terms of certain securities or other instruments allowing for the disposition to a third party or the issuer thereof (e.g., certain repurchase obligations and demand instruments), (iii) the availability of market quotations (e.g., for securities quoted in the PORTAL system) and (iv) other permissible relevant factors.

Restricted securities may be sold only in privately negotiated transactions or in a public offering with respect to which a registration statement is in effect under the Securities Act.  Where registration is required, a Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell a security and the time the Fund may be permitted to sell a security under an effective registration statement.  If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than that which prevailed when it decided to sell.  Restricted securities will be priced at fair value as determined in good faith by the Board.  If, through the appreciation of restricted securities or the depreciation of unrestricted securities, any of the Funds should be in a position where more than 15% of the value of their respective net assets are invested in illiquid securities, including restricted securities which are not readily marketable, the affected Fund will take such steps as is deemed advisable, if any, to protect liquidity.

Short-Term Fixed Income Securities

Each of the Mastholm International Equity and the Netols Small Cap Value Funds may invest up to 20% of their total assets in cash and short-term fixed income securities for any purpose.  The SAM Global Equity and Phocas Small Cap Value Funds may invest up to 30% of its total assets in cash and short-term fixed income securities for any purpose.  Each Frontegra Fund may invest up to 100% of its total assets in such instruments in limited circumstances, to retain the flexibility to respond promptly to changes in market, economic or political conditions or in the case of unusually large cash inflows or redemptions.   When a Fund takes a temporary position, the Fund may not achieve its investment objective. Short-term fixed income securities are defined to include without limitation, the following:

1.

U.S. government securities, including bills, notes and bonds differing as to maturity and rates of interest, which are either issued or guaranteed by the U.S. Treasury or by U.S. government agencies or instrumentalities.  U.S. government agency securities include securities issued by:  (a) the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration and the Government National Mortgage Association, whose securities are supported by the full faith and credit of the United States; (b) the Federal Home Loan Banks, Federal Intermediate Credit Banks and the Tennessee Valley Authority, whose securities are supported by the right of the agency to borrow from the U.S. Treasury; (c) the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“Freddie Mac”), whose securities are supported by the discretionary authority of the U.S. government to purchase certain obligations of the agency or instrumentality; and (d) the Student Loan Marketing Association, whose securities are supported only by its credit.  While the U.S. government provides financial support to such U.S. government-sponsored agencies or instrumentalities, no assurance can be given that it always will do so since it is not so obligated by law.  The U.S. government, its agencies and instrumentalities do not guarantee the market value of their securities and consequently the value of such securities may fluctuate.  The Federal Housing Finance Agency placed Fannie Mae and Freddie Mac into conservatorship in 2008.  In addition, the U.S. Department of Treasury is assisting in each entity’s ability to meet its obligations through the establishment of a preferred stock purchase agreement and a new secured lending credit facility and has agreed to provide up to $200 billion of capital to each entity as needed.  However, there is no assurance that such actions will be successful.

2.

Certificates of Deposit issued against funds deposited in a bank or savings and loan association.  Such certificates are for a definite period of time, earn a specified rate of return and are normally negotiable. If such certificates of deposit are non-negotiable, they will be considered illiquid securities and be subject to each Fund’s restriction on investments in illiquid securities.  Pursuant to the certificate of deposit, the issuer agrees to pay the amount deposited plus interest to the bearer of the certificate on the date specified thereon.  The maximum insurance payable by the Federal Deposit Insurance Corporation (“FDIC”) as to any one certificate of deposit was increased permanently from $100,000 to $250,000 per depositor.

3.

Bankers’ acceptances which are short-term credit instruments used to finance commercial transactions.  Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise.  The draft is then “accepted” by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date.  The acceptance may then be held by the accepting bank as an asset or it may be sold in the secondary market at the going rate of interest for a specific maturity.

4.

Repurchase agreements which involve purchases of debt securities.  In such a transaction, at the time a Fund purchases the security, it simultaneously agrees to resell and redeliver the security to the seller, who also simultaneously agrees to buy back the security at a fixed price and time.  This assures a predetermined yield for the Fund during its holding period since the resale price is always greater than the purchase price and reflects an agreed-upon market rate.  Such actions afford an opportunity for the Fund to invest temporarily available cash.  The Funds may enter into repurchase agreements only with respect to obligations of the U.S. government, its agencies or instrumentalities, certificates of deposit, or bankers acceptances in which the Funds may invest.  Repurchase agreements may be considered loans to the seller, collateralized by the underlying securities.  The risk to the Funds is limited to the ability of the seller to pay the agreed-upon sum on the repurchase date.  In the event of default, the repurchase agreement provides that the affected Fund is entitled to sell the underlying collateral.  However, if the value of the collateral declines after the agreement is entered into, and if the seller defaults under a repurchase agreement when the value of the underlying collateral is less than the repurchase price, the Fund could incur a loss of both principal and interest.  Each Fund’s adviser or subadviser, as applicable, monitors the value of the collateral at the time the transaction is entered into and at all times during the term of the repurchase agreement.  The adviser or subadviser, as applicable, does so in an effort to determine that the value of the collateral always equals or exceeds the agreed-upon repurchase price to be paid to the Fund.  If the seller were to be subject to a federal bankruptcy proceeding, the ability of a Fund to liquidate the collateral could be delayed or impaired because of certain provisions of the bankruptcy laws.

5.

Bank time deposits, which are monies kept on deposit with banks or savings and loan associations for a stated period of time at a fixed rate of interest.  There may be penalties for the early withdrawal of such time deposits, in which case the yields of these investments will be reduced.

6.

Commercial paper consists of short-term unsecured promissory notes, including variable rate master demand notes issued by corporations to finance their current operations.  Master demand notes are direct lending arrangements between a Fund and a corporation.  There is no secondary market for the notes.  However, they are redeemable by the Funds at any time.  Each Fund’s adviser or subadviser, as applicable, will consider the financial condition of the corporation (e.g., earning power, cash flow and liquidity ratios) and will continuously monitor the corporation’s ability to meet all of its financial obligations, because a Fund’s liquidity might be impaired if the corporation were unable to pay principal and interest on demand.  Investments in commercial paper will be limited to commercial paper rated in the two highest categories by a major rating agency or unrated commercial paper which is, in the opinion of Frontegra Asset Management, Inc. (“Frontegra” or an “Adviser”), Timpani Capital Management LLC (“Timpani” or an “Adviser”) or a subadviser, as applicable, of comparable quality.

Other than commercial paper, short-term fixed income securities must be rated at least A or higher by Standard & Poor’s (“S&P”), Moody’s Investors Service (“Moody’s”) or Fitch Ratings (“Fitch”).  Commercial paper and commercial paper master notes must be  rated A-1 or better by S&P, Prime-1 or better by Moody’s, or F2 or higher by Fitch.  The Funds may also invest in the short-term investment funds of their custodial bank.

Investment Grade Debt Obligations

Investment grade debt obligations include:  (i) U.S. government securities; (ii) commercial paper rated in one of the three highest rating categories (e.g., A-3 or higher by S&P); (iii) short-term notes rated in one of the three highest rating categories (e.g., A-3 or higher by S&P); (iv) bonds rated in one of the four highest rating categories (e.g., BBB or higher by S&P); and (v) unrated securities determined by a subadviser to be of comparable quality.  Investment grade securities are generally believed to have relatively low degrees of credit risk.  However, certain investment grade securities may have some speculative characteristics because their issuers’ capacity for repayment may be more vulnerable to adverse economic conditions or changing circumstances than that of higher-rated issuers.

Convertible Securities and Preferred Stocks

The Funds may invest convertible securities, which are debt obligations convertible into or exchangeable for equity securities or debt obligations that carry with them the right to acquire equity securities, as evidenced by warrants attached to such securities, or acquired as part of units of the securities.  The Fund may also invest in preferred stocks, which are securities that represent an ownership interest in a corporation and that give the owner a prior claim over common stock on the company’s earnings or assets.

Corporate Debt Securities

The SAM Global Equity, HEXAM Emerging Markets and Phocas Small Cap Value Funds may invest in corporate debt securities.  Corporate debt securities include investment grade and non-investment grade corporate bonds, debentures, notes and other similar corporate debt instruments, including convertible securities.  Corporate debt securities may be acquired with warrants attached.  Income producing corporate debt securities may also include forms of preferred or preference stock.  The rate of interest on a corporate debt security may be fixed, floating or variable, and may vary inversely with respect to a reference rate.

Mortgage- and Other Asset-Backed Securities

The SAM Global Equity Fund may invest in mortgage- and other asset-backed securities.  Mortgage-backed securities represent direct or indirect participation in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and collateralized mortgage obligations.  Such securities may be issued or guaranteed by U.S. government agencies or instrumentalities or by private issuers, generally originators in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities (collectively, “private lenders”).  Mortgage-backed securities issued by private lenders may be supported by pools of mortgage loans or other mortgage-backed securities that are directly or indirectly guaranteed by the U.S. government or one of its agencies or instrumentalities, or they may be issued without any governmental guarantee of the underlying mortgage assets but with some form of non-governmental credit enhancement.

Asset-backed securities have structural characteristics similar to mortgage-backed securities.  However, the underlying assets are not first-lien mortgage loans or interests therein.  Instead, they include assets such as motor vehicle installment sales contracts, installment loan contracts, home equity loans, leases of various types of property and receivables from credit card issuers or other revolving credit arrangements.  Payments or distributions of principal and interest on asset-backed securities may be supported by non-governmental credit enhancements similar to those utilized in connection with mortgage-backed securities.

The yield characteristics of mortgage- and asset-backed securities differ from those of traditional debt obligations.  Among the principal differences are that interest and principal payments are made more frequently on mortgage- and asset-backed securities, usually monthly, and that principal may be prepaid at any time because the underlying mortgage loans or other assets generally may be prepaid at any time.  As a result, if the Fund purchases these securities at a premium, a prepayment rate that is faster than expected will reduce yield to maturity, while a prepayment rate that is slower than expected will have the opposite effect of increasing the yield to maturity.  Conversely, if the Fund purchases these securities at a discount, a prepayment rate that is faster than expected will increase yield to maturity, while a prepayment rate that is slower than expected will reduce yield to maturity.  Accelerated prepayments on securities purchased by the Fund at a premium also impose a risk of loss of principal because the premium may not have been fully amortized at the time the principal is prepaid in full.  The market for privately issued mortgage- and asset-backed securities is smaller and less liquid than the market for government sponsored mortgage-backed securities.

The Fund may invest in stripped mortgage- or asset-backed securities which receive differing proportions of the interest and principal payments from the underlying assets.  The market value of such securities generally is more sensitive to changes in prepayment and interest rates than is the case with traditional mortgage- and asset-backed securities, and in some cases the market value may be extremely volatile.  With respect to certain stripped securities, such as interest only and principal only classes, a rate of prepayment that is faster or slower than anticipated may result in the Fund failing to recover all or a portion of its investment, even though the securities are rated investment grade.

Swaps Transactions

The SAM Global Equity Fund may enter into credit default, interest rate and total return swaps. The Fund may also enter into interest rate caps, floors and collars. In addition, the Fund may enter into mortgage swaps and currency swaps.

The Fund may enter into swap transactions for hedging purposes or to seek to increase total return. As examples, the Fund may enter into swap transactions for the purpose of attempting to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets, to protect against currency fluctuations, as a duration management technique, to protect against any increase in the price of securities the Fund anticipates purchasing at a later date, or to gain exposure to certain markets in an economical way.

Swap agreements are two party contracts entered into primarily by institutional investors. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency or security, or in a “basket” of securities representing a particular index. As examples, credit default swaps involve the receipt of floating or fixed rate payments in exchange for assuming potential credit losses of an underlying security. Credit default swaps give one party to a transaction the right to dispose of or acquire an asset (or group of assets), or the right to receive from or make a payment to the other party, upon the occurrence of specified credit events. Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, such as an exchange of fixed-rate payments for floating rate payments. Mortgage swaps are similar to interest rate swaps in that they represent commitments to pay and receive interest. The notional principal amount, however, is tied to a reference pool or pools of mortgages. Currency swaps involve the exchange of the parties’ respective rights to make or receive payments in specified currencies. Total return swaps are contracts that obligate a party to pay or receive interest in exchange for payment by the other party of the total return generated by a security, a basket of securities, an index, or an index component.

The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payment of interest on a notional principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling the interest rate floor. An interest rate collar is the combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates.

A great deal of flexibility is possible in the way swap transactions are structured. However, generally the Fund will enter into credit default, interest rate, total return and mortgage swaps on a net basis, which means that the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Credit default, interest rate, total return and mortgage swaps do not normally involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to credit default, interest rate, total return and mortgage swaps is normally limited to the net amount of payments that the Fund is contractually obligated to make. If the other party to a credit default, interest rate, total return or mortgage swap defaults, the Fund’s risk of loss consists of the net amount of payments that the Fund is contractually entitled to receive, if any. In contrast, currency swaps may involve the delivery of the entire principal amount of one designated currency in exchange for the other designated currency. Therefore, the entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. A credit default swap may have as reference obligations one or more securities that may, or may not, be currently held by the Fund. The protection “buyer” in a credit default swap is generally obligated to pay the protection “seller” an upfront or a periodic stream of payments over the term of the swap provided that no credit event, such as a default, on a reference obligation has occurred.

If a credit event occurs, the seller generally must pay the buyer the “par value” (full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. The Fund may be either the buyer or seller in the transaction. If the Fund is a buyer and no credit event occurs, the Fund may recover nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer generally may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference entity whose value may have significantly decreased. As a seller, the Fund generally receives an upfront payment or a rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. If a credit event occurs, the value of any deliverable obligation received by the Fund as seller, coupled with the upfront or periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the Fund.

To the extent that the Fund’s exposure in a transaction involving a swap or an interest rate floor, cap or collar is covered by the segregation of cash or liquid assets, or is covered by other means in accordance with SEC guidance, the Fund and the Adviser believe that the transactions do not constitute senior securities under the Act and, accordingly, will not treat them as being subject to the Fund’s borrowing restrictions. The Fund will not enter into any credit default, interest rate, total return or mortgage swap transactions unless the unsecured commercial paper, senior debt or claims-paying ability of the other party thereto is rated investment grade by S&P’s or Moody’s, or, if unrated by such rating organization, determined to be of comparable quality by the Adviser. If there is a default by the other party to such a transaction, the Fund will have contractual remedies pursuant to the agreements related to the transaction.

The use of credit default, interest rate, mortgage, total return and currency swaps, as well as interest rate caps, floors and collars, is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of a swap requires an understanding not only of the referenced asset, reference rate, or index but also of the swap itself, without the benefit of observing the performance of the swap under all possible market conditions. If the Adviser is incorrect in its forecasts of market values, credit quality, interest rates and currency exchange rates, the investment performance of the Fund would be less favorable than it would have been if these investment instruments were not used.

When-Issued Securities

The SAM Global Equity, HEXAM Emerging Markets and Phocas Small Cap Value Funds may from time to time purchase securities on a “when-issued” basis.  The price of securities purchased on a when-issued basis is fixed at the time the commitment to purchase is made, but delivery and payment for the securities take place at a later date.  Normally, the settlement date occurs within 45 days of the purchase.  During the period between the purchase and settlement, no payment is made by the Fund to the issuer and no interest is accrued on debt securities or dividend income is earned on equity securities.  When-issued securities involve a risk of loss if the value of the security to be purchased declines prior to the settlement date.  While when-issued securities may be sold prior to the settlement date, the Funds intend to purchase such securities with the purpose of actually acquiring them.  At the time a Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the value of the security in determining its net asset value.  The Funds do not believe that net asset value will be adversely affected by purchases of securities on a when-issued basis.

The Funds will maintain cash, U.S. government securities and liquid securities equal in value to commitments for when-issued securities.  Such segregated securities either will mature or, if necessary, be sold on or before the settlement date.  When the time comes to pay for when-issued securities, a Fund will meet its obligations from then available cash flow, sale of the securities so segregated as described above, sale of other securities or, although it would not normally expect to do so, from the sale of the when-issued securities themselves (which may have a market value greater or less than a Fund’s payment obligation).

Reverse Repurchase Agreements

The HEXAM Emerging Markets and Phocas Small Cap Value Funds may engage in reverse repurchase agreements to facilitate portfolio liquidity (a practice common in the mutual fund industry) or for arbitrage transactions.  In a reverse repurchase agreement, a Fund would sell a security and enter into an agreement to repurchase the security at a specified future date and price.  A Fund generally retains the right to interest and principal payments on the security.  Since a Fund receives cash upon entering into a reverse repurchase agreement, it may be considered a borrowing and therefore, subject to the Fund’s fundamental investment restrictions.  When required by SEC guidelines, a Fund will set aside permissible liquid assets in a segregated account to secure its obligation to repurchase the security.

The reverse repurchase agreements entered into by a Fund may be used as arbitrage transactions in which the Fund will maintain an offsetting position in investment grade debt obligations or repurchase agreements that mature on or before the settlement date of the related reverse repurchase agreement.  Since a Fund will receive interest on the securities or repurchase agreements in which it invests the transaction proceeds, the transactions may involve leverage.

Foreign Securities and Currencies

The Funds may invest directly in securities of non-U.S. companies.  Under normal market conditions, the Mastholm International Equity and Sky International Equity Funds will invest at least 80% of their assets in such securities.  The SAM Global Equity Fund will invest predominantly in securities of non-U.S. companies.  Investments in securities of foreign issuers involve risks which are in addition to the usual risks inherent in domestic investments.  In many countries there is less publicly available information about issuers than is available in the reports and ratings published about companies in the U.S.  Additionally, foreign companies are not subject to uniform accounting, auditing and financial reporting standards as are companies in the U.S.  Other risks inherent in foreign investment include:  expropriation; confiscatory taxation; capital gains taxes; withholding taxes on dividends and interest; less extensive regulation of foreign brokers, securities markets and issuers; costs incurred in conversions between currencies; the possibility of delays in settlement in foreign securities markets; limitations on the use or transfer of assets (including suspension of the ability to transfer currency from a given country); the difficulty of enforcing obligations in other countries; diplomatic developments; and political or social instability.  Foreign economies may differ favorably or unfavorably from the U.S. economy in various respects, and many foreign securities are less liquid and their prices are more volatile than comparable U.S. securities.  From time to time, foreign securities may be difficult to liquidate rapidly without adverse price effects.  Certain costs attributable to foreign investing, such as custody charges and brokerage costs, are higher than those attributable to domestic investing.

In addition, each Fund may purchase and sell foreign currency on a spot basis and may engage in forward currency contracts, currency options and futures transactions for hedging or any other lawful purpose.  Forward currency transactions are over the counter contracts to purchase or sell a specified amount of a specified currency or multinational currency unit at a price and future date set at the time of the contract.  Spot foreign exchange transactions are similar but require current, rather than future, settlement.

Because most foreign securities are denominated in non-U.S. currencies, the investment performance of a Fund could be affected by changes in foreign currency exchange rates to some extent.  The value of a Fund’s assets denominated in foreign currencies will increase or decrease in response to fluctuations in the value of those foreign currencies relative to the U.S. dollar.  Currency exchange rates can be volatile at times in response to various political and economic conditions.

Derivatives

Each Fund may, but is not required to, use derivatives for hedging purposes or, in certain circumstances, in order to enhance a Fund’s return in non-hedging situations.

General Description of Hedging Strategies.  The Funds may engage in hedging activities, including options, futures contracts (sometimes referred to as “futures”) and options on futures contracts to attempt to hedge a Fund’s holdings.

Hedging instruments on securities generally are used to hedge against price movements in one or more particular securities positions that a Fund owns or intends to acquire.  Hedging instruments on stock indices, in contrast, generally are used to hedge against price movements in broad equity market sectors in which a Fund has invested or expects to invest.  The use of hedging instruments is subject to applicable regulations of the SEC, the several options and futures exchanges upon which they are traded, the Commodity Futures Trading Commission (the “CFTC”) and various state regulatory authorities.  In addition, a Fund’s ability to use hedging instruments will be limited by tax considerations.

The Company has filed a notice of eligibility for exclusion from the definition of the term “commodity pool operator” in accordance with Section 4.5 of the regulations under the Commodity Exchange Act (the “CEA”) and, therefore, is not subject to registration or regulation as a commodity pool operator under the CEA.

Asset Coverage for Futures and Options Positions.  Each Fund will comply with the regulatory requirements of the SEC and the CFTC with respect to coverage of options and futures positions by registered investment companies and, if the guidelines so require, will set aside cash and/or other permissible liquid assets in a segregated custodial account in the amount prescribed.  Securities held in a segregated account cannot be sold while the futures or options position is outstanding, unless replaced with other permissible assets, and will be marked-to-market daily.

Stock Index Options.  Each Fund may (i) purchase stock index options for any purpose, (ii) sell stock index options in order to close out existing positions, and/or (iii) write covered options on stock indexes for hedging purposes.  Stock index options are put options and call options on various stock indexes.  In most respects, they are identical to listed options on common stocks.  The primary difference between stock options and index options occurs when index options are exercised.  In the case of stock options, the underlying security, common stock, is delivered.  However, upon the exercise of an index option, settlement does not occur by delivery of the securities comprising the index.  The option holder who exercises the index option receives an amount of cash if the closing level of the stock index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option.  This amount of cash is equal to the difference between the closing price of the stock index and the exercise price of the option expressed in dollars times a specified multiple.

A stock index fluctuates with changes in the market values of the stocks included in the index.  For example, some stock index options are based on a broad market index, such as the S&P 500 or the Value Line Composite Index or a narrower market index, such as the S&P 100.  Indexes may also be based on an industry or market segment, such as the AMEX Oil and Gas Index or the Computer and Business Equipment Index.  Options on stock indexes are currently traded on the following exchanges:  the Chicago Board of Options Exchange, the New York Stock Exchange (“NYSE”), the American Stock Exchange, the Pacific Stock Exchange and the Philadelphia Stock Exchange.

A Fund’s use of stock index options is subject to certain risks.  Successful use by the Funds of options on stock indexes will be subject to the ability of an Adviser or subadviser, as applicable, to correctly predict movements in the stock market.  This requires different skills and techniques than predicting changes in the prices of individual securities.  In addition, a Fund’s ability to effectively hedge all or a portion of the securities in its portfolio, in anticipation of or during a market decline through transactions in put options on stock indexes, depends on the degree to which price movements in the underlying index correlate with the price movements of the securities held by a Fund.  Inasmuch as a Fund’s securities will not duplicate the components of an index, the correlation will not be perfect.  Consequently, each Fund will bear the risk that the prices of its securities being hedged will not move in the same amount as the prices of its put options on the stock indexes.  It is also possible that there may be a negative correlation between the index and a Fund’s securities which would result in a loss on both such securities and the options on stock indexes acquired by the Fund.

The hours of trading for options may not conform to the hours during which the underlying securities are traded.  To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying markets that cannot be reflected in the options markets.  The purchase of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.  The purchase of stock index options involves the risk that the premium and transaction costs paid by a Fund in purchasing an option will be lost as a result of unanticipated movements in prices of the securities comprising the stock index on which the option is based.

Certain Considerations Regarding Options.  There is no assurance that a liquid secondary market on an options exchange will exist for any particular option, or at any particular time, and for some options no secondary market on an exchange or elsewhere may exist.  If a Fund is unable to close out a call option on securities that it has written before the option is exercised, the Fund may be required to purchase the optioned securities in order to satisfy its obligation under the option to deliver such securities.  If a Fund is unable to effect a closing sale transaction with respect to options on securities that it has purchased, it would have to exercise the option in order to realize any profit and would incur transaction costs upon the purchase and sale of the underlying securities.

The writing and purchasing of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.  Imperfect correlation between the options and securities markets may detract from the effectiveness of attempted hedging.  Options transactions may result in significantly higher transaction costs and portfolio turnover for the Funds.

Futures Contracts.  The Funds may enter into futures contracts (hereinafter referred to as “Futures” or “Futures Contracts”), including index and interest rate Futures as a hedge against movements in the equity and bond markets, in order to establish more definitely the effective return on securities held or intended to be acquired by the Funds or for other purposes permissible under the CEA.  Each Fund’s hedging may include sales of Futures as an offset against the effect of expected declines in stock or bond prices and purchases of Futures as an offset against the effect of expected increases in stock or bond prices.  The Funds will not enter into Futures Contracts which are prohibited under the CEA and will, to the extent required by regulatory authorities, enter only into Futures Contracts that are traded on national futures exchanges and are standardized as to maturity date and underlying financial instrument.  The principal interest rate Futures exchanges in the United States are the Board of Trade of the City of Chicago and the Chicago Mercantile Exchange.  Futures exchanges and trading are regulated under the CEA by the CFTC.

An index Futures Contract is an agreement pursuant to which the parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index Futures Contract was originally written.  An interest rate Futures Contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (e.g., debt security) for a specified price at a designated date, time and place.  Transaction costs are incurred when a Futures Contract is bought or sold and margin deposits must be maintained.  A Futures Contract may be satisfied by delivery or purchase, as the case may be, of the instrument or by payment of the change in the cash value of the index.  More commonly, Futures Contracts are closed out prior to delivery by entering into an offsetting transaction in a matching Futures Contract.  Although the value of an index might be a function of the value of certain specified securities, no physical delivery of those securities is made.  If the offsetting purchase price is less than the original sale price, a gain will be realized; if it is more, a loss will be realized.  Conversely, if the offsetting sale price is more than the original purchase price, a gain will be realized; if it is less, a loss will be realized.  The transaction costs must also be included in these calculations.  There can be no assurance, however, that the Funds will be able to enter into an offsetting transaction with respect to a particular Futures Contract at a particular time.  If the Funds are not able to enter into an offsetting transaction, the Funds will continue to be required to maintain the margin deposits on the Futures Contract.

Margin is the amount of funds that must be deposited by each Fund with its custodian in a segregated account in the name of the futures commission merchant in order to initiate Futures trading and to maintain the Fund’s open positions in Futures Contracts.  A margin deposit is intended to ensure the Fund’s performance of the Futures Contract.  The margin required for a particular Futures Contract is set by the exchange on which the Futures Contract is traded and may be significantly modified from time to time by the exchange during the term of the Futures Contract.  Futures Contracts are customarily purchased and sold on margins that may range upward from less than 5% of the value of the Futures Contract being traded.

If the price of an open Futures Contract changes (by increase in the case of a sale or by decrease in the case of a purchase) so that the loss on the Futures Contract reaches a point at which the margin on deposit does not satisfy margin requirements, the broker will require an increase in the margin.  However, if the value of a position increases because of favorable price changes in the Futures Contract so that the margin deposit exceeds the required margin, the broker will pay the excess to the Fund.  In computing daily net asset value, each Fund will mark to market the current value of its open Futures Contracts.  The Funds expect to earn interest income on their margin deposits.

Because of the low margin deposits required, Futures trading involves an extremely high degree of leverage. As a result, a relatively small price movement in a Futures Contract may result in immediate and substantial loss, as well as gain, to the investor.  For example, if at the time of purchase, 10% of the value of the Futures Contract is deposited as margin, a subsequent 10% decrease in the value of the Futures Contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out.  A 15% decrease would result in a loss equal to 150% of the original margin deposit, if the Futures Contract were closed out. Thus, a purchase or sale of a Futures Contract may result in losses in excess of the amount initially invested in the Futures Contract.  However, a Fund would presumably have sustained comparable losses if, instead of the Futures Contract, it had invested in the underlying financial instrument and sold it after the decline.

Most United States Futures exchanges limit the amount of fluctuation permitted in Futures Contract prices during a single trading day.  The daily limit establishes the maximum amount that the price of a Futures Contract may vary either up or down from the previous day’s settlement price at the end of a trading session.  Once the daily limit has been reached in a particular type of Futures Contract, no trades may be made on that day at a price beyond that limit.  The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions.  Futures Contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of Futures positions and subjecting some Futures traders to substantial losses.

There can be no assurance that a liquid market will exist at a time when the Funds seek to close out a Futures position.  The Funds would continue to be required to meet margin requirements until the position is closed, possibly resulting in a decline in the Funds’ net asset value.  In addition, many of the contracts are relatively new instruments without a significant trading history.  As a result, there can be no assurance that an active secondary market will develop or continue to exist.

A public market exists in Futures Contracts covering a number of indexes, including, but not limited to, the S&P 500 Index, the S&P 100 Index, the NASDAQ 100 Index, the Value Line Composite Index and the NYSE Composite Index.

Options on Futures.  The Funds may also purchase or write put and call options on Futures Contracts and enter into closing transactions with respect to such options to terminate an existing position.  A futures option gives the holder the right, in return for the premium paid, to assume a long position (call) or short position (put) in a Futures Contract at a specified exercise price prior to the expiration of the option.  Upon exercise of a call option, the holder acquires a long position in the Futures Contract and the writer is assigned the opposite short position.  In the case of a put option, the opposite is true.  Prior to exercise or expiration, a futures option may be closed out by an offsetting purchase or sale of a futures option of the same series.

The Funds may use options on Futures Contracts in connection with hedging strategies.  Generally, these strategies would be employed under the same market and market sector conditions in which the Funds use put and call options on securities or indexes.  The purchase of put options on Futures Contracts is analogous to the purchase of puts on securities or indexes so as to hedge the Funds’ securities holdings against the risk of declining market prices.  The writing of a call option or the purchasing of a put option on a Futures Contract constitutes a partial hedge against declining prices of the securities which are deliverable upon exercise of the Futures Contract.  If the futures price at expiration of a written call option is below the exercise price, the Fund will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in the Fund’s holdings of securities.  If the futures price when the option is exercised is above the exercise price, however, the Fund will incur a loss, which may be offset, in whole or in part, by the increase in the value of the securities held by the Fund that were being hedged.  Writing a put option or purchasing a call option on a Futures Contract serves as a partial hedge against an increase in the value of the securities the Fund intends to acquire.

Foreign Currency - Related Derivative Strategies - Special Considerations.  The Funds may purchase and sell foreign currency on a spot basis, and may use currency-related derivative instruments such as options on foreign currencies, futures on foreign currencies, options on futures on foreign currencies and forward currency contracts (i.e., an obligation to purchase or sell a specific currency at a specified future date, which may be any fixed number of days from the contract date agreed upon by the parties, at a price set at the time the contract is entered into).  The Funds may use these instruments for hedging or any other lawful purpose consistent with its investment objective, including transaction hedging, anticipatory hedging, cross hedging, proxy hedging and position hedging.  A Fund’s use of currency-related derivative instruments will be directly related to the Fund’s current or anticipated portfolio securities, and the Fund may engage in transactions in currency-related derivative instruments as a means to protect against some or all of the effects of adverse changes in foreign currency exchange rates on its portfolio investments.  In general, if the currency in which a portfolio investment is denominated appreciates against the U.S. dollar, the dollar value of the security will increase.  Conversely, a decline in the exchange rate of the currency would adversely affect the value of the portfolio investment expressed in U.S. dollars.

For example, a Fund might use currency-related derivative instruments to “lock in” a U.S. dollar price for a portfolio investment, thereby enabling the Fund to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the subject foreign currency during the period between the date the security is purchased or sold and the date on which payment is made or received.  The Fund also might use currency-related derivative instruments when an Adviser or subadviser, as applicable, believes that one currency may experience a substantial movement against another currency, including the U.S. dollar, and it may use currency-related derivative instruments to sell or buy the amount of the former foreign currency, approximating the value of some or all of the Fund’s portfolio securities denominated in such foreign currency.  Alternatively, where appropriate, the Fund may use currency-related derivative instruments to hedge all or part of its foreign currency exposure through the use of a basket of currencies or a proxy currency where such currency or currencies act as an effective proxy for other currencies.  The use of this basket hedging technique may be more efficient and economical than using separate currency-related derivative instruments for each currency exposure held by a Fund.  Furthermore, currency-related derivative instruments may be used for short hedges – for example, a Fund may sell a forward currency contract to lock in the U.S. dollar equivalent of the proceeds from the anticipated sale of a security denominated in a foreign currency.

In addition, a Fund may use a currency-related derivative instrument to shift exposure to foreign currency fluctuations from one foreign country to another foreign country where it’s anticipated that the foreign currency exposure purchased will appreciate relative to the U.S. dollar and thus better protect the Fund against the expected decline in the foreign currency exposure sold.  For example, if a Fund owns securities denominated in a foreign currency and it is anticipated that the currency will decline, it might enter into a forward contract to sell an appropriate amount of the first foreign currency, with payment to be made in a second foreign currency that would better protect the Fund against the decline in the first security than would a U.S. dollar exposure.  Hedging transactions that use two foreign currencies are sometimes referred to as “cross hedges.”  The effective use of currency-related derivative instruments by a Fund in a cross hedge is dependent upon a correlation between price movements of the two currency instruments and the underlying security involved, and the use of two currencies magnifies the risk that movements in the price of one instrument may not correlate or may correlate unfavorably with the foreign currency being hedged.  Such a lack of correlation might occur due to factors unrelated to the value of the currency instruments used or investments being hedged, such as speculative or other pressures on the markets in which these instruments are traded.

A Fund also might seek to hedge against changes in the value of a particular currency when no hedging instruments on that currency are available or such hedging instruments are more expensive than certain other hedging instruments.  In such cases, a Fund may hedge against price movements in that currency by entering into transactions using currency-related derivative instruments on another foreign currency or a basket of currencies, the values of which are believed to have a high degree of positive correlation to the value of the currency being hedged.  The risk that movements in the price of the hedging instrument will not correlate perfectly with movements in the price of the currency being hedged is magnified when this strategy is used.

The use of currency-related derivative instruments by a Fund involves a number of risks.  The value of currency-related derivative instruments depends on the value of the underlying currency relative to the U.S. dollar.  Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of such derivative instruments, a Fund could be disadvantaged by having to deal in the odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots (generally consisting of transactions of greater than $1 million).

There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis.  Quotation information generally is representative of very large transactions in the interbank market and thus might not reflect odd-lot transactions where rates might be less favorable.  The interbank market in foreign currencies is a global, round-the-clock market.  To the extent the U.S. options or futures markets are closed while the markets for the underlying currencies remain open, significant price and rate movements might take place in the underlying markets that cannot be reflected in the markets for the derivative instruments until they re-open.

Settlement of transactions in currency-related derivative instruments might be required to take place within the country issuing the underlying currency.  Thus, a Fund might be required to accept or make delivery of the underlying foreign currency in accordance with any U.S. or foreign regulations regarding the maintenance of foreign banking arrangements by U.S. residents and might be required to pay any fees, taxes and charges associated with such delivery assessed in the issuing country.

When a Fund engages in a transaction in a currency-related derivative instrument, it relies on the counterparty to make or take delivery of the underlying currency at the maturity of the contract or otherwise complete the contract.  In other words, a Fund will be subject to the risk that a loss may be sustained by the Fund as a result of the failure of the counterparty to comply with the terms of the transaction.  The counterparty risk for exchange-traded instruments is generally less than for privately-negotiated or OTC currency instruments, since generally a clearing agency, which is the issuer or counterparty to each instrument, provides a guarantee of performance.  For privately-negotiated instruments, there is no similar clearing agency guarantee.  In all transactions, a Fund will bear the risk that the counterparty will default, and this could result in a loss of the expected benefit of the transaction and possibly other losses to the Fund.  The Fund will enter into transactions in currency-related derivative instruments only with counterparties that are reasonably believed to be capable of performing under the contract.

Permissible foreign currency options will include options traded primarily in the OTC market.  Although options on foreign currencies are traded primarily in the OTC market, the Funds will normally purchase or sell OTC options on foreign currency only when it is believed that a liquid secondary market will exist for a particular option at any specific time.

When required by the SEC guidelines, a Fund will set aside permissible liquid assets in segregated accounts or otherwise cover its potential obligations under currency-related derivative instruments.  To the extent a Fund’s assets are so set aside, they cannot be sold while the corresponding currency position is open, unless they are replaced with similar assets.  As a result, if a large portion of a Fund’s assets are so set aside, this could impede portfolio management or the Fund’s ability to meet redemption requests or other current obligations.

A Fund’s dealing in currency-related derivative instruments will generally be limited to the transactions described above.  However, the Funds reserve the right to use currency-related derivative instruments for different purposes and under different circumstances.  It also should be realized that use of these instruments does not eliminate, or protect against, price movements in a Fund’s securities that are attributable to other (i.e., non-currency related) causes.  Moreover, while the use of currency-related derivative instruments may reduce the risk of loss due to a decline in the value of a hedged currency, at the same time the use of these instruments tends to limit any potential gain which may result from an increase in the value of that currency.

Federal Income Tax Treatment of Options, Futures and Foreign Currency Transactions.  If a call option written by a Fund expires, the Fund will realize, for federal income tax purposes, a short-term capital gain equal to the option premium received by the Fund.  If a call option written by a Fund is exercised, the option premium will be included in the proceeds of the sale, and will thus increase the Fund’s capital gain (or decrease its capital loss) on the sale of the security covering the option.

If a Fund writes options other than “qualified covered call options,” as defined in Section 1092 of the Internal Revenue Code of 1986, as amended (the “Code”), or purchases puts, any losses on such options transactions, to the extent they do not exceed the unrecognized gains on the securities covering the options, may be subject to deferral until the securities covering the options have been sold.

A Fund’s investment in Section 1256 contracts, such as regulated futures contracts, most foreign currency forward contracts traded in the interbank market and options on most stock indices, are subject to special Federal income tax rules.  All Section 1256 contracts held by a Fund at the end of its taxable year are required to be marked to their market value, and any unrealized gain or loss on those positions will be included in the Fund’s income as if each position had been sold for its fair market value at the end of the taxable year.  The resulting gain or loss will be combined with any gain or loss realized by a Fund from positions in Section 1256 contracts closed during the taxable year.  Provided such positions were held as capital assets and were not part of a “hedging transaction” nor part of a “straddle,” 60% of the resulting net gain or loss will be treated as long-term capital gain or loss, and 40% of such net gain or loss will be treated as short-term capital gain or loss, regardless of the period of time the positions were actually held by a Fund.

Foreign Investment Companies

Some of the securities in which the Funds invest may be located in countries that may not permit direct investment by outside investors.  Investments in such securities may only be permitted through foreign government-approved or -authorized investment vehicles, which may include other investment companies.  Investing through such vehicles may involve frequent or layered fees or expenses and may also be subject to limitation under the 1940 Act.  Under the 1940 Act, a Fund may invest up to 10% of its assets in shares of investment companies and up to 5% of its assets in any one investment company as long as the investment does not represent more than 3% of the voting stock of the acquired investment company.

Depositary Receipts

The Funds may invest in foreign securities by purchasing depositary receipts, including American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and European Depositary Receipts (“EDRs”) or other securities convertible into securities or issuers based in foreign countries.  ADRs include American Depository shares.  These securities may not necessarily be denominated in the same currency as the securities into which they may be converted.  Generally, ADRs, in registered form, are denominated in U.S. dollars and are designed for use in the U.S. securities markets, while GDRs and EDRs, in bearer form, may be denominated in other currencies and are designed for use in non-U.S. securities markets.  ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities.  GDRs and EDRs are receipts with a non-U.S. bank evidencing a similar arrangement.  For purposes of each Fund’s investment policies, ADRs, GDRs and EDRs are deemed to have the same classification as the underlying securities they represent.  Thus, an ADR, GDR or EDR representing ownership of common stock will be treated as common stock.

ADR facilities may be established as either “unsponsored” or “sponsored.”  While ADRs issued under these two types of facilities are in some respects similar, there are distinctions between them relating to the rights and obligations of ADR holders and the practices of market participants.  A depositary may establish an unsponsored facility without participation by (or even necessarily the acquiescence of) the issuer of the deposited securities, although typically the depositary requests a letter of non-objection from such issuer prior to the establishment of the facility.  Holders of unsponsored ADRs generally bear all the costs of such facilities.  The depositary usually charges fees upon the deposit and withdrawal of the deposited securities, the conversion of dividends into U.S. dollars, the disposition of non-cash distributions, and the performance of other services.  The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass through voting rights to ADR holders in respect of the deposited securities.  Sponsored ADR facilities are created in generally the same manner as unsponsored facilities, except that the issuer of the deposited securities enters into a deposit agreement with the depositary.  The deposit agreement sets out the rights and responsibilities of the issuer, the depositary and the ADR holders.  With sponsored facilities, the issuer of the deposited securities generally will bear some of the costs relating to the facility (such as dividend payment fees of the depositary), although ADR holders continue to bear certain other costs (such as deposit and withdrawal fees).  Under the terms of most sponsored arrangements, depositaries agree to distribute notices of shareholder meetings and voting instructions, and to provide shareholder communications and other information to the ADR holders at the request of the issuer of the deposited securities.

Initial Public Offerings

The SAM Global Equity Fund may purchase stock in an initial public offering (“IPO”). An IPO is a company’s first offering of stock to the public, typically to raise additional capital.  Shares are given a market value reflecting expectations for the company’s future growth.  The market for these securities may be more volatile and entail greater risk of loss than investments in larger companies due to the absence of a prior public market, unseasoned trading, a limited number of shares available for trading, lack of information about the issuer and limited operating history.  The purchase of IPO shares may involve high transaction costs.  Because of the price volatility of IPO shares, the Fund may choose to hold IPO shares for a very short period of time. This may increase the turnover of the Fund’s portfolio and may lead to increased expenses to the Fund, such as commissions and transaction costs.  In addition, the Adviser or SAM cannot guarantee continued access to IPOs.

Real Estate Investment Trust (“REITs”)

The Funds may invest in REITs.  Equity REITs invest primarily in real property and earn rental income from leasing those properties.  They also may realize gains or losses from the sale of properties.  Equity REITs generally exercise some degree of control over the operational aspects of their real estate investments, lease terms and property maintenance and repair.  Mortgage REITs invest primarily in mortgages and similar real estate interests and receive interest payments from the owners of the mortgaged properties and are paid interest by the owners of the financed properties.  Hybrid REITs invest both in real property and in mortgages.  A REIT generally is not taxed on income distributed to its shareholders if it complies with certain federal tax requirements relating primarily to its organization, ownership, assets and income and, further, if it distributes the vast majority of its taxable income to shareholders each year.  Consequently, REITs tend to focus on income-producing real estate investments.

The Fund’s investments in REITs may be adversely affected by deteriorations of the real estate rental market, in the case of REITs that primarily own real estate, or by deteriorations in the creditworthiness of property owners and changes in interest rates in the case of REITs that primarily hold mortgages.  Equity and mortgage REITs also are dependent upon specialized management skills, may not be diversified in their holdings and are subject to the risks of financing projects.  REITs also may be subject to heavy cash flow dependency, defaults by borrowers and self-liquidation.  Under certain circumstances, a REIT may fail to qualify for the special tax treatment available to REITs, which would subject the REIT to federal income taxes and adversely affect the value of its securities.

Participatory Notes

The SAM Global Equity and HEXAM Emerging Markets Funds may gain exposure to securities in certain foreign markets through investment in participatory notes (“P Notes”).  P-Notes are issued by banks or broker-dealers and are designed to offer a return linked to the performance of a particular underlying equity security or market (for example, the shares of a company incorporated in India and listed on the Bombay Stock Exchange).  The terms of P-Notes vary widely.  P-Notes can have the characteristics or take the form of various instruments, including, but not limited to, certificates or warrants.  The holder of a P-Note that is linked to a particular underlying security is entitled to receive any dividends paid in connection with the underlying security.  However, the holder of a P-Note generally does not receive voting rights as it would if it directly owned the underlying security.  P-Notes constitute direct, general and unsecured contractual obligations of the banks or broker-dealers that issue them, which therefore subject the Funds to certain risks in addition to those associated with a direct investment in the underlying foreign companies or foreign securities markets whose return they seek to replicate.  For instance, there can be no assurance that the trading price of a P-Note will equal the value of the underlying foreign company or foreign securities market that it seeks to replicate.  As the purchaser of a P-Note, a Fund is relying on the creditworthiness of the counterparty issuing the P-Note and has no rights under a P-Note against the issuer of the underlying security.  Therefore, if such counterparty were to become insolvent, the Fund would lose its investment.  The risk that a Fund may lose its investments due to the insolvency of a single counterparty may be amplified to the extent the Fund purchases P-Notes issued by one issuer or a small number of issuers.  P-Notes also include transaction costs in addition to those applicable to a direct investment in securities.

Lending of Portfolio Securities

Each Fund is authorized to lend up to 33 1/3% of its total assets to broker-dealers or institutional investors, but only when the borrower maintains with the Fund’s custodian bank collateral either in cash or money market instruments in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly.  However, the Funds do not presently intend to engage in such lending.  In determining whether to lend securities to a particular broker-dealer or institutional investor, the portfolio manager will consider, and during the period of the loan will monitor, all relevant facts and circumstances, including the creditworthiness of the borrower.  The

Fund will retain authority to terminate any loans at any time.  The Funds may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or money market instruments held as collateral to the borrower or placing broker.  The Funds will receive reasonable interest on the loan or a flat fee from the borrower and amounts equivalent to any dividends, interest or other distributions on the securities loaned.  The Funds will retain record ownership of loaned securities to exercise beneficial rights, such as voting and subscription rights and rights to dividends, interest or other distributions, when retaining such rights is considered to be in a Fund’s interest.  Dividends received by the Funds on the loaned securities are not treated as “qualified dividends” for tax purposes.

Line of Credit

The Funds may borrow money from banks to the extent allowed (as described above under “Fund Policies: Fundamental and Non-Fundamental”) to meet shareholder redemptions.  The Mastholm International Equity Fund has an unsecured line of credit with U.S. Bank, N.A., intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions.  Borrowings under this arrangement bear interest at the bank’s prime rate.

Repurchase Agreements

The Funds may enter into repurchase agreements with certain banks or non-bank dealers.  In a repurchase agreement, a Fund buys a security at one price, and at the time of sale, the seller agrees to repurchase the obligation at a mutually agreed upon time and price (usually within seven days).  The repurchase agreement, thereby, determines the yield during the purchaser’s holding period, while the seller’s obligation to repurchase is secured by the value of the underlying security. An Adviser or subadviser, as applicable, will monitor, on an ongoing basis, the value of the underlying securities to ensure that the value always equals or exceeds the repurchase price plus accrued interest.  Repurchase agreements could involve certain risks in the event of a default or insolvency of the other party to the agreement, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities.  Although no definitive creditworthiness criteria are used, the portfolio manager reviews the creditworthiness of the banks and non-bank dealers with which the Fund enters into repurchase agreements to evaluate those risks.  The Funds may, under certain circumstances, deem repurchase agreements collateralized by U.S. government securities to be investments in U.S. government securities.

Sovereign Debt

The HEXAM Emerging Markets and Phocas Small Cap Value Funds may invest in sovereign debt.  Sovereign debt differs from debt obligations issued by private entities in that, generally, remedies for defaults must be pursued in the courts of the defaulting party. Legal recourse is therefore limited. Political conditions, especially a sovereign entity’s willingness to meet the terms of its debt obligations, are of considerable significance.  Also, there can be no assurance that the holders of commercial bank loans to the same sovereign entity may not contest payments to the holders of sovereign debt in the event of default under commercial bank loan agreements.  Financial markets have recently experienced increased volatility due to the uncertainty surrounding the sovereign debt of certain European countries, which may have significant adverse effects on the economies of these countries and increase the risks of investing in sovereign debt.

A sovereign debtor’s willingness or ability to repay principal and pay interest in a timely manner may be affected by a variety of factors, including among others, its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor’s policy toward principal international lenders and the political constraints to which a sovereign debtor may be subject. A country whose exports are concentrated in a few commodities could be vulnerable to a decline in the international price of such commodities. Increased protectionism on the part of a country’s trading partners, or political changes in those countries, could also adversely affect its exports. Such events could diminish a country’s trade account surplus, if any, or the credit standing of a particular local government or agency. Another factor bearing on the ability of a country to repay sovereign debt is the level of the country’s international reserves. Fluctuations in the level of these reserves can affect the amount of foreign exchange readily available for external debt payments and, thus, could have a bearing on the capacity of the country to make payments on its sovereign debt.

To the extent that a country has a current account deficit (generally when its exports of merchandise and services are less than its country’s imports of merchandise and services plus net transfers (e.g., gifts of currency and goods) to foreigners), it may need to depend on loans from foreign governments, multilateral organizations or private commercial banks, aid payments from foreign governments and inflows of foreign investment. The access of a country to these forms of external funding may not be certain, and a withdrawal of external funding could adversely affect the capacity of a government to make payments on its obligations. In addition, the cost of servicing debt obligations can be adversely affected by a change in international interest rates, since the majority of these obligations carry interest rates that are adjusted periodically based upon international rates.

With respect to sovereign debt of emerging market issuers, investors should be aware that certain emerging market countries are among the largest debtors to commercial banks and foreign governments. At times, certain emerging market countries have declared moratoria on the payment of principal and interest on external debt.

Certain emerging market countries have experienced difficulty in servicing their sovereign debt on a timely basis which led to defaults on certain obligations and the restructuring of certain indebtedness. Restructuring arrangements have included, among other things, reducing and rescheduling interest and principal payments by negotiating new or amended credit agreements or converting outstanding principal and unpaid interest to Brady Bonds (discussed below), and obtaining new credit to finance interest payments. Holders of sovereign debt, including the Funds, may be requested to participate in the rescheduling of such debt and to extend further loans to sovereign debtors, and the interests of holders of sovereign debt could be adversely affected in the course of restructuring arrangements or by certain other factors referred to below. Furthermore, some of the participants in the secondary market for sovereign debt may also be directly involved in negotiating the terms of these arrangements and may therefore have access to information not available to other market participants, such as the Fund. Obligations arising from past restructuring agreements may affect the economic performance and political and social stability of certain issuers of sovereign debt. There is no bankruptcy proceeding by which sovereign debt on which a sovereign has defaulted may be collected in whole or in part.

Foreign investment in certain sovereign debt is restricted or controlled to varying degrees. These restrictions or controls may at times limit or preclude foreign investment in such sovereign debt and increase the costs and expenses of the Funds. Certain countries in which the Funds may invest require governmental approval prior to investments by foreign persons, limit the amount of investment by foreign persons in a particular issuer, limit the investment by foreign persons only to a specific class of securities of an issuer that may have less advantageous rights than the classes available for purchase by domiciliaries of the countries or impose additional taxes on foreign investors. Certain issuers may require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if a deterioration occurs in a country’s balance of payments, the country could impose temporary restrictions on foreign capital remittances. The Funds could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation of capital, as well as by the application to the Funds of any restrictions on investments. Investing in local markets may require the Funds to adopt special procedures, seek local government approvals or take other actions, each of which may involve additional costs to the Funds.

The sovereign debt in which the Funds may invest includes Brady Bonds, which are securities issued under the framework of the Brady Plan, an initiative announced by former U.S. Treasury Secretary Nicholas F. Brady in 1989 as a mechanism for debtor nations to restructure their outstanding external commercial bank indebtedness. In restructuring its external debt under the Brady Plan framework, a debtor nation negotiates with its existing bank lenders as well as multilateral institutions such as the International Monetary Fund (“IMF”). The Brady Plan framework, as it has developed, contemplates the exchange of commercial bank debt for newly issued Brady Bonds. Brady Bonds may also be issued in respect of new money being advanced by existing lenders in connection with the debt restructuring. The World Bank and the IMF support the restructuring by providing funds pursuant to loan agreements or other arrangements which enable the debtor nation to collateralize the new Brady Bonds or to repurchase outstanding bank debt at a discount.

There can be no assurance that the circumstances regarding the issuance of Brady Bonds by these countries will not change. Investors should recognize that Brady Bonds do not have a long payment history. Agreements implemented under the Brady Plan to date are designed to achieve debt and debt-service reduction through specific options negotiated by a debtor nation with its creditors. As a result, the financial packages offered by each country differ. The types of options have included the exchange of outstanding commercial bank debt for bonds issued at 100% of face value of such debt, which carry a below-market stated rate of interest (generally known as par bonds), bonds issued at a discount from the face value of such debt (generally known as discount bonds), bonds bearing an interest rate which increases over time and bonds issued in exchange for the advancement of new money by existing lenders. Regardless of the stated face amount and stated interest rate of the various types of Brady Bonds, the Funds will purchase Brady Bonds, if any, in secondary markets, as described below, in which the price and yield to the investor reflect market conditions at the time of purchase.

Certain Brady Bonds have been collateralized as to principal due at maturity by U.S. Treasury zero coupon bonds with maturities equal to the final maturity of such Brady Bonds. Collateral purchases are financed by the IMF, the World Bank and the debtor nations’ reserves. In the event of a default with respect to collateralized Brady Bonds as a result of which the payment obligations of the issuer are accelerated, the U.S. Treasury zero coupon obligations held as collateral for the payment of principal will not be distributed to investors, nor will such obligations be sold and the proceeds distributed. The collateral will be held by the collateral agent to the scheduled maturity of the defaulted Brady Bonds, which will continue to be outstanding, at which time the face amount of the collateral will equal the principal payments which would have then been due on the Brady Bonds in the normal course. In addition, interest payments on certain types of Brady Bonds may be collateralized by cash or high grade securities in amounts that typically represent between 12 and 18 months of interest accruals on these instruments with the balance of the interest accruals being uncollateralized. Brady Bonds are often viewed as having several valuation components: (1) the collateralized repayment of principal, if any, at final maturity, (2) the collateralized interest payments, if any, (3) the uncollateralized interest payments and (4) any uncollateralized repayment of principal at maturity (these uncollateralized amounts constitute the “residual risk”). In light of the residual risk of Brady Bonds and, among other factors, the history of defaults with respect to commercial bank loans by public and private entities of countries issuing Brady Bonds, investments in Brady Bonds have speculative characteristics. The Funds may purchase Brady Bonds with no or limited collateralization, and will be relying for payment of interest and (except in the case of principal collateralized Brady Bonds) principal primarily on the willingness and ability of the foreign government to make payment in accordance with the terms of the Brady Bonds. Brady Bonds issued to date are purchased and sold in secondary markets through U.S. securities dealers and other financial institutions and are generally maintained through European transnational securities depositories.

Exchange-Traded Funds and Other Investment Companies

The SAM Global Equity, HEXAM Emerging Markets and Phocas Small Cap Value Funds may invest in securities issued by Exchange Traded Funds (“ETFs”) and other investment companies within the limits prescribed by the 1940 Act in furtherance of its investment objective and principal strategies.  With certain exceptions, Section 12(d)(1) of the 1940 Act precludes the Funds from acquiring (i) more than 3% of the total outstanding shares of another investment company; (ii) shares of another investment company having an aggregate value in excess of 5% of the value of the total assets of the Fund; or (iii) shares of another registered investment company and all other investment companies having an aggregate value in excess of 10% of the value of the total assets of the Fund.  The Funds may invest their assets in ETFs that hold international equities, including the securities of one or more emerging market companies.  The Funds may also purchase ETFs that invest in companies that have particular market capitalizations, that are in specific industries and economic sectors and that comprise various equity indices.  The Funds may also purchase ETFs that make investments linked to alternative asset classes and related indices, such as commodities, currencies, real estate, hedging strategies and private equity.  The Funds may acquire ETFs as a means of investing cash temporarily in instruments that may generate returns comparable to a Fund’s benchmark index.  As an owner of an ETF, mutual fund or another investment company, the Funds bear, along with other shareholders, a pro-rata portion of the other investment company’s expenses, including advisory fees, and such fees and other expenses will be borne indirectly by a Fund’s shareholders.  These expenses would be in addition to the advisory and other expenses that a Fund bears directly in connection with its own operations.

Portfolio Turnover

A Fund’s portfolio investments may be sold for a variety of reasons, such as a more favorable investment opportunity, market conditions or other factors. A high rate of portfolio turnover (over 100%) may involve correspondingly greater transaction costs to the Fund and its shareholders.  High portfolio turnover may result in the realization of substantial new capital gains.

The portfolio turnover rate for the Mastholm International Equity Fund was 264% and 268% for the fiscal years ended June 30, 2011 and June 30, 2010, respectively.  The Fund experienced high portfolio turnover rates during these periods due to the volatility in the capital markets as stock positions and sector weights were rebalanced.

DIRECTORS AND OFFICERS

Under the laws of the State of Maryland, the Board is responsible for managing the Company’s business and affairs.  The Board also oversees duties required by applicable state and federal law.

The directors and officers of the Company, together with information as to their principal business occupations during the last five years and other information, are shown below.  William D. Forsyth III (indicated with an asterisk*) is deemed to be an “interested person” of the Funds, as defined in the 1940 Act, due to his ownership interest in Frontegra and his indirect equity ownership in Timpani.

Independent Directors

Name, Address and Year of Birth	Position(s) Held with Company	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Funds in Complex Overseen By Director(1)	Other Directorships Held by Director

David L. Heald 400 Skokie Boulevard Suite 500 Northbrook, Illinois 60062 Year of Birth: 1943	Lead Independent Director	Indefinite; since June 1996

Mr. Heald received his B.A. in English from Denison University in 1966 and his J.D. from Vanderbilt University School of Law in 1969.  Mr. Heald previously served as a principal and a director of Consulting Fiduciaries, Inc. (“CFI”) from 1994 to 2011.  CFI was a registered investment adviser that provided professional, independent, fiduciary decision making, consultation and alternative dispute resolution services to ERISA plans, plan sponsors and investment managers.  Between April 1994 and August 1994, Mr. Heald engaged in the private practice of law.  From August 1992 until April 1994, Mr. Heald was a managing director and the chief administrative officer of Calamos Asset Management, Inc., a registered investment adviser specializing in convertible securities, and he served as an officer and director of CFS Investment Trust, a registered investment company comprised of four series.  From January 1990 until August 1992, Mr. Heald was a partner in the Chicago based law firm of Gardner, Carton & Douglas.

				8	None

James M. Snyder 400 Skokie Boulevard Suite 500 Northbrook, Illinois 60062 Year of Birth: 1947	Independent Director	Indefinite; since May 2002	Mr. Snyder received his B.S. in Finance from Indiana University in 1969 and his M.B.A. from DePaul University in 1973. Mr. Snyder is a private investor and Chairman of The Snyder Family Foundation. Mr. Snyder served as an investment professional with Northern Trust from June 1969 until his retirement in June 2001. He served in a variety of capacities at Northern Trust, including as Chief Investment Officer, Executive Vice President of Northern Trust and Vice Chairman of Northern Trust Global Investments. Mr. Snyder has earned the right to use the Chartered Financial Analyst (CFA) designation.	8	IronBridge Funds, Inc. (with oversight of six portfolios)

Interested Director and Officers
Name, Address and Year of Birth	Position(s) Held with Company	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Funds in Complex Overseen By Director(1)	Other Directorships Held by Director
William D. Forsyth III* Frontegra Funds, Inc. 400 Skokie Boulevard Suite 500 Northbrook, Illinois 60062 Year of Birth: 1963	President and Secretary Director Co-President, Treasurer and Assistant Secretary	Elected annually by the Board; since August 2008. Indefinite; since May 1996. From May 1996 to August 2008.

Mr. Forsyth received his B.S. in Finance from the University of Illinois in 1986 and his M.B.A. from the University of Chicago in 1988.  Mr. Forsyth has served as President of Frontegra since August 2008 and as Treasurer and a Director of Frontegra since May 1996.  Mr. Forsyth served as Co-President and Assistant Secretary of Frontegra from May 1996 to August 2008.  Mr. Forsyth has served as President of Timpani since August 2008 and served as Co-President from April 2008 to August 2008.  Mr. Forsyth has served as President of Frontegra Strategies, LLC, the principal distributor of the Funds’ shares, since August 2008 and as Co-President from August 2007 to August 2008.  From July 1993 until the present, Mr. Forsyth also served as a Partner of Frontier Partners, Inc., a consulting/marketing firm (“Frontier”).  From April 1987 until June 1993, Mr. Forsyth served as a Partner of Brinson Partners, Inc., an investment adviser, and from June 1986 until April 1987, he served as a product marketing representative of Harris Trust & Savings Bank.  Mr. Forsyth has earned the right to use the CFA designation.

				8	None
Elyce D. Dilworth Frontegra Funds, Inc. 400 Skokie Boulevard Suite 500 Northbrook, Illinois 60062 Year of Birth: 1966	Treasurer, Assistant Secretary, Chief Compliance Officer and Anti-Money Laundering Compliance Officer	Elected annually by the Board; Treasurer and Assistant Secretary since August 2008; Chief Compliance Officer since January 2008; Anti-Money Laundering Compliance Officer since February 2008.

Ms. Dilworth received her B.B.A. in Finance from the University of Wisconsin – Milwaukee in 1989 and her M.S. in Accounting from the University of Wisconsin – Milwaukee in 1991.  Ms. Dilworth has served as Chief Compliance Officer of Frontegra since January 2008 and as Secretary since August 2008.  Ms. Dilworth served as Chief Compliance Officer of Timpani from April 2008 to June 2011.  She served as Chief Financial Officer of Timpani from April 2008 to March 2010.  Ms. Dilworth served as Chief Compliance Officer of Frontier from September 2010 to June 2011.  Ms. Dilworth has also served as Chief Compliance Officer of the Distributor since August 2008. From June 2004 until May 2007, Ms. Dilworth was the Chief Compliance Officer for Van Wagoner Funds, Inc. (n/k/a Embarcadero Funds, Inc.), and the President, Secretary and Treasurer from January 2005 until May 2007.  From April 1994 until December 2003, Ms. Dilworth was employed by UMB Fund Services, Inc., a service provider to mutual funds and alternative investment products.  From January 1992 until April 1994, Ms. Dilworth was a Staff Accountant for PricewaterhouseCoopers LLP, a public accounting firm.

				N/A	N/A

(1)

The Frontegra Funds consist of eight separate series, seven of which are discussed in this SAI.  The Lockwell Small Cap Value Fund is an additional series of the Company that is not included in this SAI.

Board Leadership Structure

Under the laws of the State of Maryland, the Board is responsible for managing the Company’s business and affairs.  The Board also oversees duties required by applicable state and federal law.  The Board exercises its duties of oversight through regular quarterly meetings and special meetings called pursuant to applicable state and federal law.  The Board is responsible for approving all significant agreements between the Company and companies that furnish services to the Company.  Directors are elected and serve until their successors are elected and qualified.

The Board is comprised of two independent directors, Mr. Heald and Mr. Snyder, and one interested director, Mr. Forsyth.  Mr. Heald is the lead independent director.  The Board has not designated a chairman.  As President of the Company, Mr. Forsyth is the presiding officer at all meetings of the Board in the absence of a designated chairman.  As President, Mr. Forsyth serves as chief executive officer of the Company.  In the event the Board was to designate a chairman, the Chairman of the Board would preside at each meeting of the Board and have general supervision of the business of the Company and its officers.  Given the size of the Board and the ability of the independent directors to provide input on meeting agendas, together with the regular executive sessions of the independent directors and the annual Board self-assessment, the Board believes that the current structure is working effectively.  Accordingly, the Board has determined that its leadership structure is appropriate and effective in light of the size of the Company, the nature of its business and industry practices.

The Board has one standing committee – an Audit Committee.  Pursuant to its charter, the Audit Committee: oversees the accounting and financial reporting policies and procedures of the Company and each of its series; oversees the Company’s internal control over financial reporting and disclosure controls and procedures; oversees the quality, objectivity and integrity of the Company’s financial statements and the independent audit thereof; monitors the independent auditor’s qualifications, independence and performance; and is responsible for the appointment, compensation and oversight of the Company’s independent auditor.  During the fiscal year ended June 30, 2011, the Audit Committee met three times.  The two independent directors – Mr. Heald and Mr. Snyder – form the Audit Committee.  Mr. Heald is the Chairman of the Audit Committee.

The Board’s role is one of oversight rather than management.  Those processes are overseen by Fund officers, including the President and Chief Compliance Officer (“CCO”), who regularly report to the Board on a variety of matters at meetings of the Board.  Frontegra reports to the Board, on a regular and as-needed basis, on actual and possible risks affecting the Funds and the Company as a whole.  Frontegra reports to the Board on various elements of risk, including investment, credit, liquidity, valuation, operational and compliance risks, as well as any overall business risks that could impact the Funds and the Company.  The subadvisers and other service providers to the Funds have also implemented risk management policies, which are subject to periodic review by the CCO and the Board.

The Board has appointed the CCO who reports directly to the independent directors.  The CCO attends all Board meeting and presents an annual report to the Board in accordance with the Company’s compliance policies and procedures.  The CCO, together with the Company’s President, regularly discuss risk issues affecting the Company during Board meetings.  The CCO also provides updates to the Board on the operation of the Company’s compliance policies and procedures and on how these procedures are designed to mitigate risk.  The CCO also reports to the Board in the event any material risk issues arise in between Board meetings.  Additionally, the Board reviews information regarding the risk management processes of Frontegra, the other advisers, subadvisers and service providers to the Frontegra Funds.

Director Qualifications

The following is a brief discussion of the experience, qualifications, attributes and/or skills that led to the Board’s conclusion that each individual identified below is qualified to serve as a director of the Company.

William D. Forsyth III.  Mr. Forsyth has served as a director of the Company since founding the Company in 1996.  He founded Frontegra in 1996 and owns 100% of Frontegra.  He also is President of the Distributor and is a partner of Frontier, established in 1993.  Prior to 1993, he was a partner at Brinson Partners, Inc., an investment adviser, and was employed by Harris Trust & Savings Bank.  Through his positions with the Company and its affiliated companies, experience with investment advisers and investment companies and his employment experience, Mr. Forsyth is experienced with financial, accounting, legal, regulatory and investment matters.

David L. Heald.  Mr. Heald has served as a director of the Company since 1996.  Mr. Heald previously served as principal and director of Consulting Fiduciaries, Inc., which was a registered investment adviser.  Prior to this position, Mr. Heald served in different leadership capacities at Calamos Asset Management, Inc., a registered investment adviser, and at CFS Investment Trust, a registered investment company.  He also engaged in the private practice of law for several years.  Through his experience with investment advisers and investment companies, his employment experience and his legal training and practice, Mr. Heald is experienced with financial, accounting, legal, regulatory and investment matters.

James M. Snyder.  Mr. Snyder has served as a director of the Company since 2002.  Mr. Snyder previously served as an investment professional with Northern Trust for over thirty years, most recently as Executive Vice President and Vice Chairman of Global Investments.  Additionally, Mr. Snyder serves as the independent chair on the Board of Directors of another investment company.  Through his employment experience, Mr. Snyder is experienced with financial, accounting, legal, regulatory and investment matters.

Board Ownership and Compensation

The following table sets forth the dollar range of Fund shares beneficially owned by each director in the Frontegra family of Funds as of December 31, 2010, stated using the following ranges: none, $1-$10,000, $10,001-$50,000, $50,001-$100,000, or over $100,000.  The SAM Global Equity and Timpani Small Cap Growth Funds had not commenced operations as of December 31, 2010.  The Sky International Equity Fund has not commenced operations as of the date of this SAI.

Name of Director	Columbus Core Plus Fund(2)	Columbus Core Fund(2)	Mastholm International Equity Fund	HEXAM Emerging Markets Fund	Netols Small Cap Value Fund	Phocas Small Cap Value Fund	Aggregate Dollar Range of Equity Securities Beneficially owned in Frontegra Family of Funds

William D. Forsyth III(1)	None	None	None	over $100,000	None	None	over $100,000

David L. Heald	$10,001- $50,000	None	None	None	$50,001- $100,000	None	$50,001- $100,000

James M. Snyder	None	None	None	None	None	None	None

_____________________

(1)

This director is deemed an “interested person” as defined in the 1940 Act.

(2)

As described above under “Fund Organization—Recent Events,” the Frontegra Columbus Funds were reorganized into corresponding series of Scout Funds effective April 18, 2011.

As of September 30, 2011, officers and directors of the Company, as a group, owned less than 1% of the outstanding shares of the Mastholm International Equity, SAM Global Equity, HEXAM Emerging Markets, Timpani Small Cap Growth, Netols Small Cap Value and Phocas Small Cap Value Funds.   The Sky International Equity Fund has not commenced operations as of the date of this SAI.

Directors and officers of the Company who are also officers, directors, employees or shareholders of the Advisers do not receive any remuneration from the Funds for serving as directors or officers.  Accordingly, Mr. Forsyth and Ms. Dilworth do not receive any remuneration from the Funds for their services as director and officer and officer, respectively.  Ms. Dilworth receives compensation from Frontegra for her services as Chief Compliance Officer of the Company.  From time to time, the Funds may pay compensation services to an outside consulting firm for compliance-related services in support of Ms. Dilworth’s position as Chief Compliance Officer.  Neither the Company nor the Funds maintain any deferred compensation, pension or retirement plans, and no pension or retirement benefits are accrued as Company or Fund expenses. The following table provides information relating to compensation paid to Mr. Heald and Mr. Snyder for their services as directors of the Company for the fiscal year ended June 30, 2011.  The Sky International Equity Fund has not commenced operations as of the date of this SAI.

Name	Columbus Core Plus Fund(2)	Columbus Core Fund(2)	Mastholm International Equity Fund	SAM Global Equity Fund	HEXAM Emerging Markets Fund	Timpani Small Cap Growth Fund	Netols Small Cap Value Fund	Phocas Small Cap Value Fund	Total Compensation from Funds and Fund Complex(3)

William D. Forsyth III(1)	$0	$0	$0	$0	$0	$0	$0	$0	$0

David L. Heald	$6,571.50	$6,571.50	$6,071.50	$0	$2,321.50	$1,071.00	$6,071.50	$2,321.50	$31,000(4)

James M. Snyder	$6,571.50	$6,571.50	$6,071.50	$0	$2,321.50	$1,071.00	$6,071.50	$2,321.50	$31,000(4)

__________________

(1)

Mr. Forsyth is deemed an “interested person” as defined in the 1940 Act.

(2)

As described above under “Fund Organization—Recent Events,” the Frontegra Columbus Funds were reorganized into corresponding series of Scout Funds effective April 18, 2011.

(3)

The Frontegra Funds consist of eight separate series, seven of which are discussed in this SAI.

(4)

The disinterested directors may invest their compensation in shares of the Funds.

CODES OF ETHICS

The Company, Frontegra, Timpani, the Distributor and Frontier have adopted a Code of Ethics under Rule 17j-1 of the 1940 Act.  The Code of Ethics governs all employees and other supervised persons of the Company, Frontegra, Timpani, the Distributor and Frontier.  The Code of Ethics is based upon the principle that directors, officers and employees of the Company, Frontegra, Timpani, the Distributor and Frontier have a fiduciary duty to place the interests of Fund shareholders above their own.  The Code of Ethics addresses compliance with federal securities laws, gifts and personal trading and reporting.

The Code of Ethics permits access persons (as defined in the Code of Ethics) to buy or sell securities for their own accounts, including securities that may be purchased or held by the Fund, subject to certain restrictions.  The Code of Ethics requires access persons to preclear most transactions in permitted investments.  It also requires access persons (other than independent directors of the Fund) to report transactions to Frontegra’s and Timpani’s Chief Compliance Officer.  Independent directors are required to report certain transactions to the Fund’s administrator, U.S. Bancorp Fund Services, LLC.  Moreover, access persons (other than independent directors of the Fund) are required, on an annual basis, to disclose all securities holdings to the Chief Compliance Officer.

Mastholm Asset Management, LLC (“Mastholm”) has adopted a Code of Ethics that governs all managers, officers and employees of Mastholm (collectively, “Investment Personnel”).  The Code of Ethics permits Investment Personnel to buy and sell securities for their own accounts subject to certain restrictions.  The Code of Ethics requires Investment Personnel to preclear most transactions with Mastholm compliance personnel, to disclose all securities holdings and to submit monthly transaction reports.

Sustainable Asset Management USA, Inc. (“SAM”) has adopted a Code of Ethics that governs all directors, officers and employees of SAM (collectively, “Access Persons”).  The Code of Ethics permits Access Persons to buy and sell securities for their own accounts subject to certain restrictions.  The Code of Ethics requires Access Persons to preclear most transactions with SAM compliance personnel, to disclose all securities holdings and to submit quarterly transaction reports.

HEXAM Capital Partners, LLP (“HEXAM”) has adopted a Code of Ethics that governs all HEXAM’s “Access Persons,” which include all partners and employees of HEXAM.  The Code of Ethics permits Access Persons to invest in securities, including securities that may be purchased or held by the Fund, subject to certain restrictions.  The Code of Ethics requires Access Persons, in addition to preclearing most transactions, to disclose all securities holdings on an annual basis and confirm transactions quarterly.

Netols Asset Management, Inc. (“Netols”) has adopted a Code of Ethics that governs the personal trading activities of all “Access Persons,” which include officers as well as certain employees and control persons who have access to nonpublic information regarding the purchase and sale of securities by Netols and/or client portfolio holdings.  The Code of Ethics permits access persons to buy and sell securities for their own accounts subject to certain restrictions.  The Code of Ethics requires access persons to preclear most transactions, to disclose all securities holdings on an annual basis and to submit quarterly transaction reports.

Phocas Financial Corporation (“Phocas”) has adopted a Code of Ethics that governs the personal trading activities of all “Employees,” which include all directors and officers of Phocas and each Employee who has access to nonpublic information regarding the purchase and sale of securities by Phocas.  The Code of Ethics permits Employees to buy and sell securities for their own accounts subject to certain restrictions.  The Code of Ethics requires Employees to preclear most transactions, to disclose all securities holdings on an annual basis and to submit quarterly transaction reports.  The Code of Ethics places other limitations on the acquisition of securities by Employees in certain circumstances, such as the purchase of securities in an initial public offering and the purchase of private placement securities.

Sky Investment Counsel Inc. (“Sky”) has adopted a code of ethics and personal trading policy that applies to all “Access Persons,” which include officers and employees of Sky.  The code of ethics incorporates the CFA Institute Code of Ethics and Standards of Professional Conduct as well as the Investment Counsel Association of Canada Function and Principles of The Profession of Investment Counsel.  The firm and its personnel conduct their affairs in a manner consistent with the objectives of these standards.  The code of ethics permits Access Persons to buy and sell securities for their own accounts, including securities that may be purchased or held by the Fund, subject to certain restrictions.  All Access Persons are subject to special rules and restrictions with respect to trading in EAFE securities.  The code of ethics also covers:  pre-clearance and reporting of personal securities transactions; prohibited activities; initial and annual personal securities holdings reports; personal trading blackout periods; the provision of duplicate transaction confirmations; exempt securities; certifications of compliance; and breaches of the code.

PRINCIPAL SHAREHOLDERS

As of September 30, 2011, the following persons owned of record or are known by the Company to own of record or beneficially 5% or more of the outstanding shares of any Fund:

Name and Address	Fund and Class	No. Shares	Percent of Fund
SEI Private Trust Company R/R* 1 Freedom Valley Dr. Oaks, PA 19456	Mastholm International Equity Fund	1,424,834	98.4%

Charles Schwab & Company FBO Benefit of Customers* 101 Montgomery St. San Francisco, CA 94104	SAM Global Equity Fund	1,302,003	81.3%

NFS LLC FEBO U.S. Bank N.A.* 1555 N. River Center Drive, Suite 302 Milwaukee, WI 53212	SAM Global Equity Fund	282,740	17.7%

SEI Private Trust Company* 1 Freedom Valley Dr. Oaks, PA 19456	HEXAM Emerging Markets Fund	2,687,930	97.8%

William D. Forsyth III c/o Timpani Capital Management LLC Two Park Plaza 10850 West Park Place, Suite 1020 Milwaukee, Wisconsin 53224	Timpani Small Cap Growth Fund	65,524	26.9%

Brandon M Nelson & Jennifer A Nelson JTWROS c/o Timpani Capital Management LLC Two Park Plaza 10850 West Park Place, Suite 1020 Milwaukee, Wisconsin 53224	Timpani Small Cap Growth Fund	50,000	20.5%

NFS LLC* FBO Sarah Spencer P.O. Box 5157 Madison, WI 53705	Timpani Small Cap Growth Fund	32,527	13.3%

Name and Address	Fund and Class	No. Shares	Percent of Fund
Jay P Reinhardt c/o Timpani Capital Management LLC Two Park Plaza 10850 West Park Place, Suite 1020 Milwaukee, Wisconsin 53224	Timpani Small Cap Growth Fund	23,946	9.8%

NFS LLC* FBO Shareholders 200 Liberty Street New York, NY 10282	Timpani Small Cap Growth Fund	20,912	8.6%

Patrick C. Magner c/o Timpani Capital Management LLC Two Park Plaza 10850 West Park Place, Suite 1020 Milwaukee, Wisconsin 53224	Timpani Small Cap Growth Fund	19,787	8.1%

NFS LLC FEBO Fiduciary Trust Company* P.O. Box 55806 Boston, MA 02205	Netols Small Cap Value Fund – Institutional Class	3,497,757	29.8%

NFS LLC FEBO The Northern Trust Company* P.O. Box 92956 Chicago, IL 60675	Netols Small Cap Value Fund – Institutional Class	2,009,703	17.1%

Mitra & Company* c/o Marshall & Ilsley Trust Company 11270 W. Park Place, Ste 400 Milwaukee, WI 53224	Netols Small Cap Value Fund – Institutional Class	933,288	7.9%

Charles Schwab & Company FBO Benefit of Customers* 101 Montgomery St. San Francisco, CA 94104	Netols Small Cap Value Fund – Institutional Class	710,025	6.0%

Mac & Company P.O. Box 3198 Pittsburgh, PA 15230	Netols Small Cap Value Fund – Institutional Class	615,582	5.2%

SEI Private Trust Company* c/o Suntrust Bank 1 Freedom Valley Dr. Oaks, PA 19456	Netols Small Cap Value Fund – Institutional Class	587,895	5.0%

Vanguard Fiduciary Trust Company 400 Devon Park Drive, L23 Wayne, PA 19087	Netols Small Cap Value Fund – Class Y	1,390,673	88.3%

Name and Address	Fund and Class	No. Shares	Percent of Fund
Charles Schwab & Company FBO Benefit of Customers* 101 Montgomery St. San Francisco, CA 94104	Netols Small Cap Value Fund – Class Y	124,660	7.9%

Charles Schwab & Company FBO Benefit of Customers* 101 Montgomery St. San Francisco, CA 94104	Phocas Small Cap Value Fund – Class L	831,301	100.0%

Charles Schwab & Company FBO Benefit of Customers* 101 Montgomery St. San Francisco, CA 94104	Phocas Small Cap Value Fund – Class I	4,925	100.0%

____________________

* The Company believes that this entity, the holder of record of these shares, is not the beneficial owner of such shares.

As of September 30, 2011, no person owned a controlling interest (i.e., more than 25%) in the Company.  However, SEI Private Trust Company R/R owned controlling interests in the Frontegra Mastholm International Equity Fund, Charles Schwab & Company FBO Benefit of Customers owned controlling interests in the SAM Global Equity Fund, SEI Private Trust Company owned controlling interests in the HEXAM Emerging Markets Fund, William D. Forsyth III owned controlling interests in the Timpani Small Cap Growth Fund, NFS LLC FEBO Fiduciary Trust Company and Vanguard Fiduciary Trust Company owned controlling interests in the Netols Small Cap Value Fund and Charles Schwab & Company FBO Benefit of Customers owned controlling interests in the Phocas Small Cap Value Fund. Shareholders with a controlling interest could affect the outcome of proxy voting or the direction of management of the Company or a Fund.

INVESTMENT ADVISERS AND SUBADVISERS

Investment Advisers

Frontegra Asset Management, Inc.

Frontegra is the investment adviser to the Mastholm International Equity, SAM Global Equity, Netols Small Cap Value, Phocas Small Cap Value and Sky International Equity Funds.  William D. Forsyth III owns 100% of Frontegra and is President of Frontegra and the Company.  Mr. Forsyth is considered a control person of Frontegra due to his ownership of and position with Frontegra.  See “Directors and Officers” for Mr. Forsyth’s positions with Frontegra and related entities.

The investment advisory agreement (the “Frontegra Advisory Agreement”) has an initial term of two years from the date of the respective amendment relating to each Fund and is required to be approved annually by the Board or by vote of a majority of each of the Fund’s outstanding voting securities (as defined in the 1940 Act).  Each annual renewal must also be approved by the separate vote of the Company’s disinterested directors, cast in person at a meeting called for the purpose of voting on such approval.  The Frontegra Advisory Agreement is terminable without penalty, on 60 days’ written notice by the Board, by vote of a majority of each of the Fund’s outstanding voting securities or by Frontegra, and will terminate automatically in the event of its assignment.

Under the terms of the Frontegra Advisory Agreement, Frontegra supervises the management of the Funds’ investments and business affairs, subject to the supervision of the Board.  At its expense, Frontegra provides office space and all necessary office facilities, equipment and personnel for servicing the investments of the Funds.  As compensation for its services, the Mastholm International Equity Fund pays to Frontegra a monthly advisory fee at the annual rate of 0.95% of the average daily net asset value of the Fund, the SAM Global Equity Fund pays to Frontegra a monthly advisory fee at the annual rate of 0.80% of the average daily net assets of the Fund, the HEXAM Emerging Markets Fund pays to Frontegra a monthly advisory fee at the annual rate of 0.90% of the average daily net assets of the Fund, the Netols Small Cap Value Fund pays to Frontegra a monthly advisory fee at the annual rate of 1.00% of the average daily net asset value of the Fund, the Phocas Small Cap Value Fund pays to Frontegra a monthly advisory fee at the annual rate of 1.00% of the average daily net assets of the Fund and the Sky International Equity Fund pays to Frontegra a monthly advisory fee at the annual rate of 0.95% of the average daily net asset value of the Fund.

Pursuant to expense cap agreements between Frontegra and the Company, on behalf of each Fund, Frontegra contractually agreed to waive its management fee and/or reimburse each of the Funds to ensure that the total operating expenses for each Fund (excluding acquired paid fees and expenses), as a percentage of the average daily net asset value of each Fund (ADNA), are as follows:

Fund	Total Operating Expenses as % of ADNA
	Institutional Class / Common Shares	Class Y	Class L	Class I
Mastholm International Equity Fund	0.75%	N/A	N/A	N/A
SAM Global Equity Fund	1.20%	N/A	N/A	N/A
HEXAM Emerging Markets Fund	1.30%	N/A	N/A	N/A
Netols Small Cap Value Fund	1.10%	1.50%	N/A	N/A
Phocas Small Cap Value Fund	N/A	N/A	0.99%	1.10%
Sky International Equity Fund	0.79%	1.19%	N/A	N/A

The expense cap agreements for each Fund, except the SAM Global Equity Fund, will continue in effect until October 31, 2012 with successive renewal terms of one year unless terminated by Frontegra or the Company prior to any such renewal.  The expense cap agreement for the SAM Global Equity Fund will continue in effect until October 31, 2013 with successive renewal terms of one year unless terminated by Frontegra or the Company prior to any such renewal.

Timpani Capital Management LLC

Timpani is the investment adviser to the Timpani Small Cap Growth Fund.  Timpani is majority-owned by Frontier One LLC, a holding company.  William D. Forsyth is an equity owner in Frontier One LLC and is President of the Company.  Mr. Forsyth is considered a control person of Timpani due to his indirect ownership interest in Timpani.  See “Directors and Officers” for Mr. Forsyth’s positions with Timpani and related entities.  A brief description of the Fund’s investment advisory agreement is set forth in the Timpani Small Cap Growth Fund’s Prospectus under “Fund Management.”

The Board has approved an advisory agreement with Timpani relating to the Timpani Small Cap Growth Fund (the “Timpani Advisory Agreement”).  The Timpani Advisory Agreement has an initial term of two years and is required to be approved annually thereafter by the Board or by a vote of a majority of the Timpani Small Cap Growth Fund’s outstanding voting securities (as defined in the 1940 Act).  Each annual renewal must also be approved by the separate vote of the Company’s disinterested directors, cast in person at a meeting called for the purpose of voting on such approval.  The Timpani Advisory Agreement is terminable without penalty, on 60 days’ written notice by the Board, by vote of a majority of the Timpani Small Cap Growth Fund’s outstanding voting securities or by Timpani, and will terminate automatically in the event of its assignment.

Under the terms of the Timpani Advisory Agreement, Timpani supervises the management of the Timpani Small Cap Growth Fund’s investments and business affairs, subject to the supervision of the Board.  At its expense, Timpani provides office space and all necessary office facilities, equipment and personnel for servicing the investments of the Timpani Small Cap Growth Fund.  As compensation for its services, the Timpani Small Cap Growth Fund pays to Timpani a monthly advisory fee at the annual rate of 1.00% of the average daily net asset value of the Timpani Small Cap Growth Fund.

Pursuant to an expense cap agreement between Timpani and the Company, on behalf of the Timpani Small Cap Growth Fund, Timpani contractually agreed to waive its management fee and/or reimburse the Fund to ensure that the total operating expenses for the Fund do not exceed 1.50 % of the Fund’s average daily net assets for Class Y shares and 1.10 % of the Fund’s average daily net assets for Institutional Class shares.  The expense cap agreement will continue in effect until October 31, 2012 with successive renewal terms of one year unless terminated by Timpani or the Company prior to any such renewal.

Subadvisers

Mastholm Asset Management, LLC

Frontegra has entered into a subadvisory agreement under which Mastholm serves as the subadviser to the International Equity Fund and, subject to Frontegra’s supervision, manages the Fund’s portfolio assets.  Under the agreement, Mastholm is compensated by Frontegra for its investment advisory services at the annual rate of 50% of the net advisory fee received by Frontegra, after giving effect to any fee waiver or reimbursement by Frontegra pursuant to the expense cap agreement discussed above.  The following persons may be deemed to be control persons of Mastholm due to their ownership in and/or position with the firm.  Thomas M. Garr is a Managing Director, Chief Operating Officer and Chief Compliance Officer of Mastholm.  Theodore J. Tyson is a Managing Director and Chief Investment Officer of Mastholm.  Robert L. Gernstetter is a Director of Mastholm responsible for management and client matters.  Douglas R. Allen is a Director of Mastholm.  Stephen P. Arnold is Director of Trading of Mastholm.  Andrew J. Elofson is a Director of Mastholm. Daniel Y. Kim is a Director of Mastholm.

HEXAM Capital Partners, LLP

Frontegra has entered into a subadvisory agreement under which HEXAM serves as the Fund’s subadviser and, subject to Frontegra’s supervision, manages the Fund’s portfolio assets.  Under the agreement, HEXAM is compensated by Frontegra for its investment advisory services at the annual rate of 0.75% of the Fund’s average daily net assets.  However, if Frontegra is required to waive any portion of its advisory fee pursuant to the expense cap agreement described above, HEXAM will receive 71.4% of the net advisory fee received by Frontegra.  Bryan Collings, Grant Shotter, Stuart Richards, Marina Akopian and Ignis Investment Services Limited are each considered a control person of HEXAM due to their ownership of and/or their position with HEXAM.

Sustainable Asset Management USA, Inc.

Frontegra has entered into a subadvisory agreement under which SAM serves as the subadviser to the SAM Global Equity Fund and, subject to Frontegra’s supervision, manages the Fund’s portfolio assets.  Under the agreement, SAM is compensated by Frontegra for its investment advisory services at the annual rate of 50% of the net advisory fee received by Frontegra, after giving effect to any fee waiver or reimbursement by Frontegra pursuant to the expense cap agreement discussed above.  Additionally, SAM will reimburse Frontegra out of the subadvisory fees received for Frontegra’s expenses related to the reorganization of the SAM Fund into the Fund.

Netols Asset Management, Inc.

Frontegra has entered into a subadvisory agreement under which Netols serves as the Netols Small Cap Value Fund’s subadviser and, subject to Frontegra’s supervision, manages the Fund’s portfolio assets.  Under the agreement, Netols is compensated by Frontegra for its investment advisory services at the annual rate of 0.60% of the Fund’s average daily net assets.  Jeffrey W. Netols is the founder, Portfolio Manager and 100% owner of Netols.

Phocas Financial Corporation

Frontegra has entered into a subadvisory agreement under which Phocas serves as the Fund’s subadviser and, subject to Frontegra’s supervision, manages the Fund’s portfolio assets.   Under the agreement, Phocas is compensated by Frontegra for its investment advisory services at the annual rate of 0.25% of the average daily net assets of the Fund when the Fund has net assets of $75,000,000 or less, not subject to any reductions.  When the Fund’s net assets exceed $75,000,000, Frontegra will compensate Phocas at 50% of the net fee received by Frontegra from the Fund after giving effect to any contractual or voluntary expense cap borne by Frontegra.  William Schaff is considered to be a control person of Phocas due to his ownership interest in and position with Phocas.

Sky Investment Counsel, Inc.

Frontegra has entered into a subadvisory agreement under which Sky serves as the Sky International Equity Fund’s subadviser and, subject to Frontegra’s supervision, manages the Fund’s portfolio assets.  Under the agreement, Sky is compensated by Frontegra for its investment advisory services at the annual rate of 0.40%.  In recognition of the economies of scale that will be gained by the Fund and Frontegra, and with the exception of 401(k) plan, other defined contribution plan or insurance company investments in the Fund, Frontegra will compensate Sky an extra 0.20% of the average daily net assets of initial investments of $20,000,000 to $40,000,000, an extra 0.15% of the average daily net assets of initial investments of $40,000,001 to $60,000,000 and an extra 0.10% of the average daily net assets of initial investments of over $60,000,000.  Phillips, Hager & North Investment Management Ltd., an investment company owned by Royal Bank of Canada, has a 35% interest in Sky.  The remaining 65% is employee-owned.  Jennifer L. Witterick, President and Chief Executive Officer of Sky, is the lead portfolio manager for the Fund.  Ms. Witterick is considered a control person due to her ownership of and position with Sky.

Advisory Fees

For the fiscal periods ended June 30, 2011, 2010 and 2009, the Mastholm International Equity, SAM Global Equity, HEXAM Emerging Markets, Netols Small Cap Value and Phocas Small Cap Value Funds paid the following advisory fees to Frontegra under the Frontegra Advisory Agreement, and Frontegra waived or recouped the following amounts.  For the fiscal period ended June 30, 2011, the Timpani Small Cap Growth Fund paid the following advisory fees to Timpani under the Timpani Advisory Agreement, and Timpani waived or recouped the following amounts.  No information is provided for the Sky International Equity Fund because this Fund has not commenced operations as of the date of this SAI.

Fund / Fiscal Period Ended	Advisory Fee	(Waiver)/ Recoupment	Advisory Fee After (Waiver)/ Recoupment

Mastholm International Equity Fund
June 30, 2011	$ 358,219	$ (377,781)	$ (19,562)
June 30, 2010	$1,306,126	$ (811,681)	$ 494,445
June 30, 2009	$2,455,064	$(1,057,926)	$1,397,138

SAM Global Equity Fund
June 30, 2011 (1)	$ 8,316	$ (26,548)	$ (18,232)
June 30, 2010	N.A.	N.A.	N.A.
June 30, 2009	N.A.	N.A.	N.A.

HEXAM Emerging Markets Fund
June 30, 2011(2)	$ 66,196	$ (75,925)	$ (9,729)
June 30, 2010	N.A.	N.A.	N.A.
June 30, 2009	N.A.	N.A.	N.A.

Timpani Small Cap Growth Fund
June 30, 2011(3)	$ 4,737	$ (46,572)	$ (41,835)
June 30, 2010	N.A.	N.A.	N.A.
June 30, 2009	N.A.	N.A.	N.A.

Netols Small Cap Value Fund
June 30, 2011	$1,683,161	$ (53,689)	$1,629,472
June 30, 2010	$ 969,735	$ (75,253)	$ 894,482
June 30, 2009	$ 322,554	$ (111,209)	$ 211,345

Phocas Small Cap Value Fund
June 30, 2011 (4)	$ 166,416	$ (123,010)	$ 43,406
June 30, 2010	N.A.	N.A.	N.A.
June 30, 2009	N.A.	N.A.	N.A.

____________________________________

(1)

For the period from June 10, 2011, the date on which the predecessor to the SAM Global Equity Fund was reorganized into the Fund, to June 30, 2011, the end of the Fund’s fiscal year.

(2)

For the period from December 20, 2010, the date on which the HEXAM Emerging Markets Fund commenced operations, to June 30, 2011, the end of the Fund’s fiscal year.

(3)

For the period from March 23, 2011, the date on which the Timpani Small Cap Growth Fund commenced operations, to June 30, 2011, the end of the Fund’s fiscal year.

(4)

For the period from October 10, 2010, the date on which the predecessor to the Phocas Small Cap Value Fund was reorganized into the Fund, to June 30, 2011, the end of the Fund’s fiscal year.

Potential Conflicts of Interest

Mr. Forsyth, Frontegra’s owner and principal executive officer and an indirect equity owner of Timpani, generally devotes a substantial portion of his time to the services of Frontier Partners, Inc. (“Frontier”), a consulting/marketing firm that operates as a third-party solicitor for investment advisers.  Mr. Forsyth is the owner and a partner of Frontier and derives compensation from such positions.  Pursuant to contractual consulting arrangements, Frontier provides services to and is compensated by Mastholm, HEXAM, Timpani, Phocas and Sky.  Netols currently continues to pay Frontier a fee pursuant to the fee arrangement from a previous consulting agreement.  These arrangements may present a conflict of interest.  Frontegra may not be inclined to terminate a subadvisory relationship with Mastholm, HEXAM, Timpani, Netols, Phocas or Sky when its affiliate, Frontier, is receiving compensation from such entities for other services.  Similarly, if one of these subadvisers discontinues using the services of Frontier, Frontegra may have an incentive to terminate the subadvisory agreement with an entity if the applicable Fund was underperforming, and replace the subadviser with an entity who would retain the services of Frontier and has a better potential for improving Fund performance.  With respect to Timpani, Mr. Forsyth may have an incentive to refer clients to Timpani due to his ownership interest in Timpani.  Nonetheless, the Board retains ultimate oversight over each Fund and its advisory and subadvisory relationships.

PORTFOLIO MANAGERS

Other Accounts Managed by Portfolio Managers of the Funds

As described in the Prospectus for each Fund under “Fund Management,” each portfolio manager is jointly responsible for the day-to-day management of the applicable Fund, and, unless otherwise indicated, is solely responsible for the day-to-day management of the other accounts set forth in the following table.  In the case of the SAM Global Equity Fund, Diego D’Argenio is the lead portfolio manager of the Fund and Kai Fachinger is the deputy portfolio manager of the SAM Fund.  In the case of the Netols Small Cap Value Fund, the Sky International Equity Fund and the Timpani Small Cap Growth Fund, Jeffrey W. Netols, Jennifer L. Witterick and Brandon M. Nelson, respectively, are the sole portfolio managers of such Funds.  None of the mutual fund clients of any adviser or subadviser pays a performance-based fee.

Other Accounts Managed by the Portfolio Managers
As of June 30, 2011

	Other Registered Investment Companies Managed by Portfolio Manager		Other Pooled Investment Vehicles Managed by Portfolio Manager				Other Accounts Managed by Portfolio Manager
Portfolio Manager	Number	Total Assets	Number	Total Assets	Number with Performance -Based Fees	Total Assets of Pooled Investment Vehicles with Performance– Based Fees	Number	Total Assets	Number with Performance -Based Fees	Total Assets of Accounts with Performance –Based Fees
Mastholm International Equity Fund
Mastholm Asset Management, LLC(1)
Theodore J. Tyson	1(2)	$319 million(2)	2	$357 million	0	$0	6	$686 million	1	$239 million
Douglas R. Allen	1(2)	$319 million(2)	2	$357 million	0	$0	6	$686 million	1	$239 million
Daniel Y. Kim	1(2)	$319 million(2)	2	$357 million	0	$0	6	$686 million	1	$239 million
Andrew J. Elofson	1(2)	$319 million(2)	2	$357 million	0	$0	6	$686 million	1	$239 million

SAM Global Equity Fund
Sustainable Asset Management USA, Inc.
Diego d'Argenio	0	$0	2	$157 million	0	$0	2	$164 million	0	$0
Kai Fachinger	0	$0	1	$794 million	0	$0	2	$234 million	0	$0

HEXAM Emerging Markets Fund
HEXAM Capital Partners, LLP
Bryan Collings	0	$0	3	$784 million	0	$0	8	$886 million	1	$52 million
Grant Schotter	0	$0	3	$784 million	0	$0	8	$886 million	1	$52 million
Stuart Richards	0	$0	3	$784 million	0	$0	8	$886 million	1	$52 million
Marina Akopian	0	$0	3	$784 million	0	$0	8	$886 million	1	$52 million

Timpani Small Cap Growth Fund
Timpani Capital Management LLC
Brandon M. Nelson	0	$0	0	$0	0	$0	2	$97 million	1	$94 million

Netols Small Cap Value Fund
Netols Asset Management, Inc.
Jeffrey W. Netols	1(3)	$35.7 million(3)	0	$0	0	$0	62	$1.0 billion	0	$0

	Other Registered Investment Companies Managed by Portfolio Manager		Other Pooled Investment Vehicles Managed by Portfolio Manager				Other Accounts Managed by Portfolio Manager
Portfolio Manager	Number	Total Assets	Number	Total Assets	Number with Performance -Based Fees	Total Assets of Pooled Investment Vehicles with Performance– Based Fees	Number	Total Assets	Number with Performance -Based Fees	Total Assets of Accounts with Performance –Based Fees

Phocas Small Cap Value Fund
Phocas Financial Corporation
William Schaff	2	$460 million	0	$0	0	$0	0	$0	0	$0
Steve Block	1	$456 million	0	$0	0	$0	150	$76 million	0	$0

Sky International Equity Fund
Sky Investment Counsel Inc.
Jennifer L. Witterick	0	$0	6(4)	$1.5 billion	1	$14 million	5	$190 million	0	$0

_____________________

(1) Accounts are managed jointly with other portfolio managers listed.
(2) Mastholm subadvises a sub-portfolio of another registered investment company.  The “total assets” represents the sub-portfolio managed by Mastholm.

(3) Netols subadvises the sub-portfolio of one other registered investment company.  The total assets represent the sub-portfolio managed by Netols.

(4) Includes mutual funds registered in Canada.

Potential Conflicts of Interest

The subadvisers’ and Timpani’s individual portfolio managers advise multiple accounts for numerous clients.  In addition to the Funds, these accounts may include other mutual funds, separate accounts and private investment vehicles.

Mastholm International Equity Fund – Mastholm Asset Management, LLC

Mastholm is an international equity growth manager that manages other client portfolios with positions similar to those in the portfolio that Mastholm manages for the Mastholm International Equity Fund.  Positions are bought and sold for all clients based on their investment criteria and Mastholm’s investment style.  Mastholm manages any potential material conflicts of interest by conforming with those criteria and through its allocation policies.

SAM Global Equity Fund – Sustainable Asset Management USA, Inc.

SAM is an investment adviser that manages other client portfolios with positions similar to those in the portfolio that SAM manages for the SAM Global Equity Fund.  Positions are bought and sold for all clients based on their investment criteria and SAM’s investment style.  SAM manages any potential material conflicts of interest by conforming with those criteria and through its allocation policies.

HEXAM Emerging Markets Fund – HEXAM Capital Partners, LLP

HEXAM’s portfolio managers advise multiple accounts for numerous clients.  In addition to the Fund, these accounts include other mutual funds, separate accounts and private investment vehicles.

HEXAM is regulated by both the Financial Services Authority in the United Kingdom and the SEC, and accordingly is subject to compliance with both regulatory regimes.  HEXAM’s compliance department has established policies in areas such as personal trading, trade allocation and aggregation and cross trading to prevent potential conflicts in connection with any portfolio manager’s management of the Fund and the management of any other accounts.  HEXAM’s compliance department regularly reviews and monitors these policies and conducts an annual risk review to identify those areas where a greater degree of oversight is required.

Timpani Small Cap Growth Fund - Timpani Capital Management LLC

Timpani’s portfolio manager advises other accounts in addition to the Timpani Small Cap Growth Fund.  These accounts may include separate accounts and private investment vehicles.   Potential conflicts may arise in connection with the portfolio manager’s management of the Timpani Small Cap Growth Fund and the management of any other accounts in areas such as the allocation of investment opportunities and the aggregation and allocation of trades.  Timpani has developed and implemented policies and procedures that are designed to ensure that the interests of all Timpani’s clients are protected.  Policies that are a part of Timpani’s compliance program address areas such as trade allocations, cross trading, insider trading and trade management.  Ongoing and annual reviews are conducted to ensure compliance with the policies and procedures.  Timpani’s Chief Compliance Officer oversees these policies and procedures.

Netols Small Cap Value Fund – Netols Asset Management, Inc.

The Netols Small Cap Value Fund portfolio manager may manage multiple accounts for multiple clients.  In addition to the Fund, these other accounts may include other mutual funds managed on a subadvisory basis, collective trust accounts and separate accounts for individuals, pension and profit sharing plans, foundations and 401(k) plans.  Netols manages potential conflicts of interest between the Fund and other types of accounts through allocation policies and procedures.  Netols has developed trade allocation systems and controls to ensure that no one client, regardless of type, is intentionally favored at the expense of another.  Allocation policies are designed to address potential conflicts of interest in situations where two or more accounts, including the Fund, participate in investment decisions involving the same securities.

Phocas Small Cap Value Fund – Phocas Financial Corporation

The portfolio managers who have day-to-day management responsibilities with respect to other accounts may be presented with potential or actual conflicts of interest.  The management of other accounts may result in a portfolio manager devoting unequal time and attention to the management of the Fund and/or other accounts.  With respect to securities transactions for the Fund, Phocas determines which broker to use to execute each transaction consistent with its duty to seek best execution of the transaction.  If Phocas believes that the purchase or sale of a security is in the best interest of its clients, it may aggregate the securities to be purchased or sold to obtain favorable execution and/or lower brokerage commissions. Phocas will allocate securities so purchased or sold in the manner that it considers being equitable and consistent with its fiduciary obligations to its clients.  Phocas does not anticipate any conflicts of interest between management of the Fund and other funds and accounts managed by the firm. Phocas’ brokerage and trading policies ensure that no conflicts should arise between transactions involving the Fund and those involving Phocas’ separately managed accounts.

Sky International Equity Fund – Sky Investment Counsel Inc.

Sky’s individual portfolio managers advise multiple accounts for numerous clients.  In addition to the Sky International Equity Fund, these accounts may include other mutual funds, separate accounts and private investment vehicles.  Sky is regulated by the Ontario Securities Commission in Canada and is a registered investment adviser with the SEC.  Sky’s compliance department has established policies in areas such as personal trading, trade allocation and aggregation and cross trading to prevent potential conflicts in connection with any portfolio manager’s management of the Sky International Equity Fund and the management of any other accounts.  Sky’s compliance department regularly reviews and monitors these policies and conducts an annual risk review to identify those areas where a greater degree of oversight is required.  Brian Goldstein, Sky’s Chief Compliance Officer, is responsible for developing and monitoring the firm’s policies and procedures to ensure compliance with state and federal laws and to ensure that any conflicts of interest are avoided.

Compensation of Portfolio Managers

Mastholm International Equity Fund

The compensation of the portfolio managers of the Mastholm International Equity Fund is not directly tied to the performance or the value of the assets in the Fund.  Compensation of portfolio managers depends on the overall profitability and success of Mastholm.  The portfolio managers receive a compensation package that includes a percentage of profits based on the portfolio manager’s pro rata ownership of the firm and fixed retirement benefits in a 401(k) plan.

SAM Global Equity Fund

The compensation of the portfolio managers of the Fund is comprised of a base salary and a discretionary bonus.  The discretionary bonus is based on various factors, which may include an individual’s contribution and the overall profitability and success of SAM.

HEXAM Emerging Markets Fund

Compensation of the portfolio managers, who are all partners of HEXAM, is dependent on the overall profitability of HEXAM as a firm.  The compensation of the portfolio managers is not directly linked to the particular performance of the Fund or its net asset value, or any other performance-related benchmark.  The partners do not receive bonuses or other customary employee benefits.

Timpani Small Cap Growth Fund

The portfolio manager of the Timpani Small Cap Growth Fund is compensated through a base salary.  The portfolio manager of the Fund also owns an indirect equity interest in Timpani and is may be paid a bonus based on Timpani’s gross revenue at the end of each fiscal year.

Netols Small Cap Value Fund

Mr. Netols is the 100% owner of Netols.  He is compensated with salary plus bonus, which is based on the overall success of the firm.

Phocas Small Cap Value Fund

The portfolio managers are compensated with a salary and periodic bonuses.  The portfolio manager’s bonuses depend on the profitability of Phocas.  Compensation is not based on the asset size of the Fund. The portfolio managers participate in a company-sponsored retirement plan and receive standard benefits commensurate with the other employees of the firm.  Portfolio managers do not receive deferred compensation.

Sky International Equity Fund

All investment professionals at Sky are compensated with salary plus bonus.  A portion of the potential bonus is based on the quality of recommendations for the portfolio.  The quality of recommendations is measured over time using the following criteria: idea generation, productivity, quality of written reports, presentation skills, timeliness of reports and team support.  The recommendations are measured and reviewed regularly by Ms. Witterick, the President and Chief Executive Officer of Sky.  Professionals also have the opportunity to participate in equity ownership in the organization.  Ownership criteria include: a long-term commitment to the firm, strong analytical skills needed for the daily investment responsibilities, potential leadership abilities and a willingness to take on a greater role at the organization over time.  In addition to the potential for equity ownership, employees also participate in a firm revenue sharing program.  Sky contributes a portion of revenues into a pool that is invested in the firm’s International Value strategy.  Employees are vested in the pool after five years.

Ownership of Fund Shares by Portfolio Managers

The following table sets forth the dollar range of Fund shares beneficially owned by each portfolio manager as of June 30, 2011, stated using the following ranges: None, $1-$10,000, $10,001-$50,000, $50,001-$100,000, $100,001-$500,000, $500,001-$1,000,000 or over $1,000,000.  The portfolio manager of Sky does not own any shares of the Sky International Equity Fund because this Fund has not commenced operations as of the date of this SAI.

Fund/Portfolio Manager	Dollar Range of Shares Owned

Mastholm International Equity Fund
Theodore J. Tyson	None
Douglas R. Allen	None
Daniel Y. Kim	None
Andrew J. Elofson	None

SAM Global Equity Fund
Diego d'Argenio	None
Kai Fachinger	None

HEXAM Emerging Markets Fund
Bryan Collings	None
Grant Schotter	None
Stuart Richards	None
Marina Akopian	None

Timpani Small Cap Growth Fund
Brandon M. Nelson	$500,001 - $1,000,000

Netols Small Cap Value Fund
Jeffrey W. Netols	None

Phocas Small Cap Value Fund
William Schaff	$100,001 - $500,000
Steve Block	$50,001 - $100,000

PORTFOLIO HOLDINGS DISCLOSURE POLICY

The Funds do not provide or permit others to provide information about their portfolio holdings to any third party on a selective basis, except as permitted by the Company’s policy regarding disclosure of portfolio holdings (the “Disclosure Policy”).  Pursuant to the Disclosure Policy, the Company and each of the Advisers and Subadvisers may disclose information about their respective Fund’s portfolio holdings only in the following circumstances:

•

Each Fund will disclose its portfolio holdings by mailing its annual and semi-annual reports to shareholders approximately two months after the end of the fiscal year and six-month period.  In addition, the Company will disclose the portfolio holdings of each Fund as of the end of the first and third fiscal quarters by filing Form N-Q with the SEC, and as of the end of the second and fourth fiscal quarters by filing Form N-CSR with the SEC.

•

Each Fund’s full portfolio holdings as of quarter end will be posted on the Company’s website no earlier than 10 days after quarter end.

•

A Fund’s top 10 holdings as of quarter end may be posted on the Company’s website no earlier than the posting of the Fund’s full portfolio holdings as of quarter end on the Company’s website, and in no event no earlier than 10 days after quarter end.

•

A Fund’s top 10 holdings as of a quarter end may be included in Fund fact sheets following the posting of each Fund’s top 10 holdings as of quarter end on the Company’s website.

•

Each Fund’s full portfolio holdings as of quarter end may be included in a quarterly report provided to certain shareholders of a Fund or to consultants for their databases following posting of the portfolio holdings on the Company’s website.

•

An Adviser or Subadviser may disclose Fund portfolio holdings in regulatory filings and to the Funds’ service providers (the administrator, fund accountant, custodian, transfer agent, independent accountant, legal counsel and financial printer) in connection with the fulfillment of their duties to the Fund and Company.  Such disclosures generally are made to the service providers on a quarterly basis in connection with the preparation of regulatory filings but may be provided more frequently if necessary.

•

The portfolio holdings as of each quarter end for each Fund will be disclosed to the rating agencies listed below no earlier than 10 days after quarter end.

Morningstar, Inc Lipper, Inc. Standard & Poor’s Ratings Group Bloomberg L.P.	Thomson Financial Services Vickers Stock Research Corporation Capital Bridge, Inc.

•

Disclosure of portfolio holdings as of a particular month end may be made in response to inquiries from consultants, existing clients or prospective clients no earlier than 10 days after month end.

•

An Adviser or Subadviser is also permitted to disclose the portfolio holding of the applicable Funds to certain service providers as indicated below:

Timpani (for the Timpani Small Cap Growth Fund)

o

Institutional Shareholder Services, Inc. – daily, for proxy voting services

Phocas (for the Phocas Small Cap Value Fund)

o

Institutional Shareholder Services, Inc. – daily, for proxy voting services

HEXAM (for the HEXAM Emerging Markets Fund)

o

Institutional Shareholder Services, Inc. (including ProxyEdge) – daily, for proxy voting services

o

State Street Global Services– daily, for back office operational support

SAM (for the SAM Global Equity Fund)

o

Institutional Shareholder Services, Inc. – daily, for proxy voting services

o

The Bank of New York Mellon – daily, for back office operational support

•

A Fund’s portfolio holdings may also be disclosed in cases where other legitimate business purposes of the Fund are served by such disclosure provided that, if prior to the public disclosure of such information, (a) the Company’s Chief Compliance Officer authorizes the disclosure and determines that there are no conflicts of interest between the Fund’s shareholders and an Adviser or Subadviser and (b) the recipient is required to maintain the confidentiality of the information either by contract or by law.

The Company is prohibited from entering into any other arrangements to disclose information regarding the Funds’ portfolio securities without prior approval of the Board.  No compensation or other consideration may be received by the Funds an Adviser or any subadviser in connection with the disclosure of portfolio holdings in accordance with this policy.

The Chief Compliance Officer monitors compliance with the Disclosure Policy and reports any violations to the Board.  The Board will review any disclosures of Fund portfolio holdings outside of the permitted disclosures described above on a quarterly basis to ensure that disclosure of information about portfolio holdings is in the best interest of Fund shareholders and to address any conflicts between the interests of the Fund shareholders and those of an Adviser, subadviser or any other Fund affiliate.

PROXY VOTING POLICIES

The Board has adopted proxy voting procedures that delegate to the Advisers the authority to vote proxies, subject to the supervision of the Board.  The Board also authorized Frontegra to delegate its authority to vote proxies to each Fund’s subadviser pursuant to the subadvisory agreement, if Frontegra believes that the subadviser is in the best position to make voting decisions on behalf of a Fund.  In addition, the Board authorized Frontegra, Timpani and each subadviser to retain a third party voting service to provide recommendations on proxy votes or vote proxies on a Fund’s behalf.  The Funds’ proxy voting procedures provide that, in the event of a conflict between the interests of Frontegra, Timpani or a subadviser and a Fund with regard to a proxy vote, a majority of the disinterested directors will be responsible for resolving the conflict.

Mastholm believes that the voting of proxies is an important part of portfolio management as it represents an opportunity for shareholders to make their voices heard and to influence the direction of a company.  Mastholm is committed to voting corporate proxies in the manner that serves the best interests of its clients.  Mastholm believes that each proxy proposal should be individually reviewed to determine whether the proposal is in the best interests of its clients.  As a result, similar proposals for different companies may receive different votes because of different corporate circumstances.

To implement Mastholm’s proxy voting policies, Mastholm has developed the following procedures for voting proxies.  Upon receipt of a corporate proxy by Mastholm, the special or annual report and the proxy are submitted to Mastholm’s proxy voting manager (the “Proxy Manager”).  The Proxy Manager is responsible for reviewing the special or annual report, proxy proposals, and proxy proposal summaries.  The Proxy Manager takes into consideration what vote is in the best interests of clients and the provisions of Mastholm’s voting guidelines.  In cases where Mastholm is aware of a conflict between the interests of a client(s) and the interests of Mastholm or an affiliated person of Mastholm, Mastholm will notify the client of the conflict and will vote the client’s shares in accordance with the client’s instructions.

HEXAM’s proxy voting policies generally provide that HEXAM will vote proxies with respect to client securities in a manner consistent with the best interests of its clients and Fund shareholders.  Proxy solicitations that might involve a conflict of interest between HEXAM and client interests will be handled by consulting with a third party proxy voting agent.  HEXAM will vote these proxies in accordance with the third party proxy voting agent’s recommendations.

SAM has adopted proxy voting procedures with respect to voting proxies in relation to securities held by the Fund.  SAM employs a third party service provider, RiskMetrics Group, to assist in the voting of proxies.  SAM’s proxy voting procedures have been provided to RiskMetrics Group, which analyzes the proxies and makes recommendations, based on SAM’s policy, as to how to vote proxies.  Should a conflict of interest between SAM and the Fund’s interests arise, SAM will determine whether or not SAM may vote the proxy, whether legal counsel should be consulted regarding the conflict and voting the proxy, or whether the proxy in question should be referred to the Board to vote the proxy, and appropriate actions will then be taken by SAM.

Timpani’s proxy voting policies provide that Timpani will vote proxies with respect to client securities in a manner consistent with the best interest of clients and the Timpani Small Cap Growth Fund’s shareholders.  Timpani has adopted proxy voting guidelines established by Institutional Shareholder Services, Inc., a third party voting service, to be followed in most cases, unless client interests or specific voting issues require otherwise.  Proxy solicitations that might involve a conflict of interest between Timpani and client interests will be handled in one of the following ways:

•

Vote the securities based on a pre-determined voting policy if the application of the policy to the matter presented involves little discretion on Timpani’s part;

•

Vote the securities in accordance with a pre-determined policy based upon the recommendations of an independent third party, such as a proxy voting service;

•

Refer the proxy to the client or to a fiduciary of the client for voting purposes;

•

Suggest that the client engage another party to determine how the proxy should be voted; or

•

Disclose the conflict to the client or, with respect to the Fund, the Board (or its delegate), and obtain the client’s or Board’s direction to vote the proxies.

Netols’ proxy voting policies provide that Netols will vote proxies with respect to client securities in a manner consistent with the best economic interests of its clients.  Netols has adopted proxy voting guidelines which provide that Netols generally votes in a manner that, in Netols’ opinion, will increase shareholder value.  Proxy solicitations that might involve a conflict of interest between Netols and client interests will be handled in one of the following ways:

•

Engage an independent party to determine how to vote the proxy;

•

Prepare a report that (i) describes the conflict of interest; (ii) discusses procedures used to address such conflict of interest; (iii) discloses any contacts from outside parties (other than routine communications from proxy solicitors) regarding the proposal; and (iv) confirms the recommendation was made solely on the investment merits and without regard to any other consideration;

•

Refer the proxy to a client or to a representative of the client for voting purposes;

•

Disclose the conflict to the affected clients and seek their consent to vote the proxy prior to casting the vote; or

•

Vote in accordance with a pre-determined voting policy, as disclosed to clients.

Phocas has adopted the RiskMetrics Group f/k/a Institutional Shareholder Services (“RMG”) Proxy Voting Policy.  Accordingly, all proxies shall be submitted to RMG directly from the custodian and available for review and vote by Phocas’ personnel.  Phocas will generally vote in line with RMG recommendations, but reserves the right to go against the recommendation if management deems it is in the best interest of the shareholders.  The responsibility for administering and overseeing the proxy voting process lies with the CCO and President of Phocas.  Phocas’ CCO or designee will review Phocas’ Proxy Policies and update them as necessary.  Phocas’ proxy voting policies and procedures are designed to ensure that proxies are properly voted and any material conflicts are resolved in the best interest of the Fund.  If Phocas detects a conflict of interest, it will, at its expense, engage the services of an outside proxy voting service or consultant who will provide an independent recommendation on the direction in which Phocas should vote on the proposal.  The proxy voting service’s or consultant’s determination will be binding on Phocas.  Each vote is ultimately cast on a case-by-case basis, taking into consideration Phocas’ contractual obligations and other relevant facts and circumstances at the time of the vote.

Sky’s proxy voting policies provide that Sky will vote proxies in the best economic interests of its clients.  Sky seeks to vote in a manner that, in Sky’s opinion, will increase shareholder value.  In evaluating a particular proxy proposal, Sky takes into consideration factors such as management’s assertions regarding the proxy proposal, Sky’s determination of how the proxy proposal will impact its clients and Sky’s determination of whether the proxy proposal will create dilution for shareholders.  Sky generally support management’s recommendations on proxy issues related to business operations matters but will vote against management’s recommendations when Sky believes the company’s management is acting in an inconsistent manner with its clients’ best interests.  With respect to proxy proposals regarding compensations matters, Sky will generally vote against non-salary compensation plans (such as stock compensation plans, employee stock purchase plans and long-term incentive plans) deemed by Sky to represent excessive compensation.  With respect proxy proposals regarding control matters (such as mergers and anti-takeover tactics), Sky will review each proposal on a case-by-case basis, but will generally vote against anti-takeover tactics.  Additionally, Sky generally opposes measures limiting the rights of shareholders and measures preventing shareholders from accepting an offer of a sale of a company.  Unless a client requests otherwise, proxy solicitations that may involve a conflict of interest between Sky and client interests will be handled in one of the following ways to ensure the proxy voting decision is in the client’s best interests:

•

Engage an independent party to determine how to vote the proxy;

•

Prepare a report that (i) describes the conflict of interest; (ii) discusses procedures used to address such conflict of interest; (iii) discloses any contacts from outside parties (other than routine communications from proxy solicitors) regarding the proposal; and (iv) confirms the recommendation was made solely on the investment merits and without regard to any other consideration;

•

Refer the proxy to a client or to a representative of the client for voting purposes;

•

Disclose the conflict to the affected clients and seek their consent to vote the proxy prior to casting the vote; or

•

Vote in accordance with a pre-determined voting policy, as disclosed to clients.

Each Fund’s proxy voting record for the most recent 12-month period ended June 30 is available without charge, either upon request, by calling toll free, 1-888-825-2100, or by accessing the SEC’s website at http://www.sec.gov.

FUND TRANSACTIONS AND BROKERAGE

As used in this section, the term “Advisers” means SAM, Mastholm, HEXAM, Timpani, Netols, Phocas and Sky.

The Advisers are responsible for decisions to buy and sell securities for the applicable Funds and for the placement of the Funds’ securities business, the negotiation of the commissions to be paid on such transactions and the allocation of portfolio brokerage.  The Advisers seek the best execution available with respect to each transaction, in light of the overall quality of brokerage and research services provided to the Advisers or the Funds.  Purchases may be made from underwriters, dealers and, on occasion, the issuers.  Commissions will be paid on the Funds’ portfolio transactions, including futures and options transactions.  The purchase price of portfolio securities purchased from an underwriter or dealer may include underwriting commissions and dealer spreads.  The Funds may pay mark-ups on principal transactions.  Brokerage will not be allocated based on the sale of a Fund’s shares.

For the fiscal periods ended June 30, 2011, 2010 and 2009, the Funds paid the brokerage commissions listed in the following table.  No information is provided for the Sky International Equity Fund because the Fund has not commenced operations as of the date of this SAI.

	Brokerage Commissions Paid
Fund	For the fiscal period ended June 30
	2011	2010	2009
Mastholm International Equity Fund	$319,159	$791,453	$514,556
SAM Global Equity Fund	$1,008 (1)	N/A	N/A
HEXAM Emerging Markets Fund	$27,462 (2)	N/A	N/A
Timpani Small Cap Growth Fund	$3,535 (3)	N/A	N/A
Netols Small Cap Value Fund	$153,823	$252,477	$75,060
Phocas Small Cap Value Fund	$6,729 (4)	N/A	N/A

_____________

(1)

For the period from June 10, 2011, the date on which the predecessor to the SAM Global Equity Fund was reorganized into the Fund, to June 30, 2011, the end of the Fund’s fiscal year.

(2)

For the period from December 20, 2010, the date on which the HEXAM Emerging Markets Fund commenced operations, to June 30, 2011, the end of the Fund’s fiscal year.

(3)

For the period from March 23, 2011, the date on which the Timpani Small Cap Growth Fund commenced operations, to June 30, 2011, the end of the Fund’s fiscal year.

(4)

For the period from October 10, 2010, the date on which the predecessor to the Phocas Small Cap Value Fund was reorganized into the Fund, to June 30, 2011, the end of the Fund’s fiscal year.

Section 28(e) of the Securities Exchange Act of 1934 (“Section 28(e)”) permits an investment adviser, under certain circumstances, to cause an account to pay a broker or dealer who supplies brokerage and research services a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction.  Brokerage and research services include (a) furnishing advice as to the value of securities, the advisability of investing, purchasing or selling securities and the availability of securities or purchasers or sellers of securities; (b) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts; and (c) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement and custody).

In selecting brokers and negotiating commissions, the Advisers consider several factors, including:  the firm’s reliability, the quality of its execution services on a continuing basis, its financial condition, investment and market information and other research, such as economic, securities and performance measurement research and the quality and reliability of brokerage services, including execution capability, performance and financial responsibility.  Accordingly, the commissions charged by any such broker may be greater than the amount another firm might charge if the Advisers determine in good faith that the amount of such commissions is reasonable in relation to the value of the research information and brokerage services provided by such broker to the Funds.  The Advisers believe that the research information received in this manner provides the Funds with benefits by supplementing the research otherwise available to the Funds.  The Subadvisory Agreements and Timpani Advisory Agreement provide that such higher commissions will not be paid by the Funds unless (a) the Subadvisers or Timpani determine in good faith that the amount is reasonable in relation to the services in terms of the particular transaction or in terms of the Subadvisers’ or Timpani’s overall responsibilities with respect to the accounts as to which they exercise investment discretion; (b) such payment is made in compliance with the provisions of Section 28(e), other applicable state and federal laws, and the Subadvisory Agreements and Timpani Advisory Agreement; and (c) in the opinion of the Advisers, the total commissions paid by the Funds will be reasonable in relation to the benefits to the Funds over the long term.  The investment advisory fees paid by the Funds under the Advisory Agreements are not reduced as a result of the receipt of research services by the Advisers.  In some cases, certain Advisers may enter into client commission arrangements pursuant to which an Adviser will place a trade with a broker, who will then credit a negotiated portion of the commission to another firm as requested by an Adviser for the purpose of funding a pool to be used to pay for research products or services received by the Adviser or from other third parties.  The client commission arrangements, as well as the research provided in connection with such arrangements, are intended to comply with Section 28(e) of the Exchange Act and the SEC’s interpretative guidance relating thereto.  During the fiscal year ended June 30, 2011, none of the Funds paid commissions pursuant to these arrangements.

The following Funds acquired securities of their regular brokers or dealers (as defined in Rule 10b-1 under the 1940 Act) or their parents during fiscal 2011. No information is provided for the Sky International Equity Fund because this Fund has not commenced operations as of the date of this SAI.

Fund	Regular Broker or Dealer	Amount
Mastholm International Equity
	Deutsche Bank AG	$65,003
SAM Global Equity Fund
	Barclays PLC	$385,537
	Deutsche Bank AG	$382,338

The Advisers place portfolio transactions for other advisory accounts that they manage.  Research services furnished by firms through which the Funds effect their securities transactions may be used by the Advisers in servicing all of their accounts.  Not all of such services may be used by the Subadvisers or Timpani in connection with the Funds.  The Advisers believe it is not possible to measure separately the benefits from research services to each of the accounts (including the Funds) managed by them.  Because the volume and nature of the trading activities of the accounts are not uniform, the amount of commissions in excess of those charged by another broker paid by each account for brokerage and research services will vary.  However, the Advisers believe such costs to the Funds will not be disproportionate to the benefits received by the Funds on a continuing basis.  The Advisers seek to allocate portfolio transactions equitably whenever concurrent decisions are made to purchase or sell securities by the Funds and another advisory account.  In some cases, this procedure could have an adverse effect on the price or the amount of securities available to the Funds.  In making such allocations between the Funds and other advisory accounts, the main factors considered by the Subadvisers or Timpani are the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment and the size of investment commitments generally held.

CUSTODIAN

As custodian of the Funds’ assets, U.S. Bank, N.A., 1555 N. River Center Drive, Suite 302, Milwaukee, Wisconsin 53212, has custody of all securities and cash of each Fund, delivers and receives payment for securities sold, receives and pays for securities purchased, collects income from investments and performs other duties, all as directed by the officers of the Company.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

U.S. Bancorp Fund Services, LLC, 615 E. Michigan Street, Third Floor, Milwaukee, Wisconsin 53202, an affiliate of U.S. Bank, N.A., acts as transfer agent and dividend-disbursing agent for the Funds (the “Transfer Agent”).  The Transfer Agent is compensated based on an annual fee per open account of $14.00, subject to minimum annual fees of $6,000 per Fund.  There is a fee of $6,000 per year for each additional fund or class.

ADMINISTRATOR AND FUND ACCOUNTANT

U.S. Bancorp Fund Services, LLC also provides administrative and fund accounting services to the Funds pursuant to separate Administration and Fund Accounting Agreements.  Under these Agreements, U.S. Bancorp Fund Services, LLC calculates the daily net asset value of each Fund and provides administrative services (which include clerical, compliance and regulatory services such as filing all required federal income and excise tax returns and state property tax returns, assisting with regulatory filings, preparing financial statements and monitoring expense accruals).  For the foregoing services, U.S. Bancorp Fund Services, LLC receives from the Funds a fee, computed daily and payable monthly, based on the Company’s average net assets at the annual rate of 0.0325 of 1% on the first $1 billion and 0.02 of 1% on the average net assets in excess of $1 billion, subject to an annual minimum of $300,000 (subject to adjustment in accordance with the number of series offered by the Company), plus out-of-pocket expenses.  For the fiscal years ended June 30, 2011, 2010 and 2009, U.S. Bancorp Fund Services, LLC received $184,240, $505,124 and $497,995, respectively, from the Company for such services.

AccessAlpha Worldwide LLC (“AccessAlpha”) acts as subadministrator of the HEXAM Emerging Markets Fund.  Pursuant to a services and revenue sharing agreement, Frontegra compensates AccessAlpha up to 0.15% of the Fund’s daily net assets for providing certain administrative and client account support services to the Fund.  However, if Frontegra is required to waive any portion of its advisory fee pursuant to the expense cap agreement described above, AccessAlpha will receive 14.3% of the net advisory fee received by Frontegra.

SHAREHOLDER MEETINGS

Maryland law permits registered investment companies, such as the Company, to operate without an annual meeting of shareholders under specified circumstances if an annual meeting is not required by the 1940 Act.  The Company has adopted the appropriate provisions in its Bylaws and may, at its discretion, not hold an annual meeting in any year in which the election of directors is not required to be acted on by shareholders under the 1940 Act.

The Company’s Bylaws also contain procedures for the removal of directors by shareholders of the Company. At any meeting of shareholders, duly called and at which a quorum is present, the shareholders may, by the affirmative vote of the holders of a majority of the votes entitled to be cast thereon, remove any director or directors from office and may elect a successor or successors to fill any resulting vacancies for the unexpired terms of removed directors.

DISTRIBUTION OF FUND SHARES

Distributor

The Distributor, Frontegra Strategies, LLC, located at 400 Skokie Boulevard, Suite 500, Northbrook, Illinois 60062, is the principal distributor of the Funds’ shares.  Under a Distribution Agreement between the Company and the Distributor, the Distributor offers the Funds’ shares on a continuous, best efforts basis.  The Distributor is an affiliate of Frontegra.  As compensation for its services under the Distribution Agreement, for Class Y shares of the applicable Funds, the Distributor may be reimbursed for certain activities according to the plan adopted by the Company pursuant to Rule 12b-1 Plan, discussed below.  During each of the fiscal years ended June 30, 2011, 2010 and 2009, the Distributor did not receive commissions or other compensation for the sale of Fund shares.

The Distribution Agreement has an initial term of up to two years and will continue in effect only if such continuance is specifically approved at least annually by the Board or by a vote of a majority of each Fund’s outstanding securities and, in either case, by a majority of the directors who are not parties to the Distribution Agreement or “interested persons” (as defined in the 1940 Act) of any such party.  The Distribution Agreement is terminable without penalty by the Company on behalf of each Fund on 60 days written notice when authorized either by a majority vote of each Fund’s shareholders or by vote of a majority of the Board, including a majority of the directors who are not “interested persons” (as defined in the 1940 Act) of the Company, or by the Distributor on 60 days written notice, and will automatically terminate in the event of its “assignment” (as defined in the 1940 Act).

Rule 12b-1 Plan

Class Y shares of the Timpani Small Cap Growth, Netols Small Cap Value and Sky International Equity Funds are subject to a distribution plan adopted by the Company pursuant to Rule 12b-1 under the 1940 Act (the “Plan”).  The Plan authorizes payments by the Fund at an annual rate of up to 0.25% of the average daily net asset value of the Class Y shares of these Funds.  The Plan provides that the Distributor will act as distributor of the Class Y shares of these Funds, and it permits the payment of fees to the Distributor or others, such as mutual fund supermarkets, brokers, dealers, administrators and other financial intermediaries (collectively, “Financial Intermediaries”), as reimbursement for activities primarily intended to result in the sale of shares of the Funds.  Such activities typically include advertising, compensation for sales and marketing activities by Financial Intermediaries, and the production and dissemination of prospectuses and sales and marketing materials.  To the extent any activity is one which a Fund may finance without the Plan, such Fund may also make payments to finance such activity outside the Plan and not subject to its limitations.  During the fiscal year ending June 30, 2011, Class Y shares of the Netols Small Cap Value Fund incurred Rule 12b-1 fees of $48,082, all of which was used to compensate broker-dealers.

The Plan is a reimbursement-type plan, which means that the Class Y shares of the Timpani Small Cap Growth, Netols Small Cap Value and Sky International Equity Funds pay the Distributor and other qualified recipients an amount necessary to reimburse the Distributor and Financial Intermediaries for their allocated share of expenses incurred pursuant to the Plan for the period, up to a maximum annual rate of 0.25% of the average daily net assets attributable to Class Y shares.  Payments by a Fund under the Plan may be made to reimburse the Distributor and Financial Intermediaries for services provided in connection with the distribution of these Funds’ Class Y shares to investors.  The Plan increases the Class Y shares’ expenses from what they would otherwise be.  The Funds may engage in joint distribution activities with other Class Y shares of the Frontegra Funds and to the extent the expenses are not allocated to a specific Frontegra Fund, expenses will be allocated based on a Fund’s net assets.

Administration of the Plan is regulated by Rule 12b-1 under the 1940 Act, which requires that the Board receive and review at least quarterly reports concerning the nature and qualification of expenses which are made, that the Board, including a majority of the independent directors, approve all agreements implementing the Plan and that the Plan may be continued from year-to-year only if the Board, including a majority of the independent directors, concludes at least annually that continuation of the Plan is likely to benefit shareholders.  The Plan is designed to encourage Financial Intermediaries to provide distribution services to the Fund and holders of Class Y shares.

Interests in the Plan

Frontegra and Timpani, in their capacity as the Funds’ investment advisers, and the Distributor, in its capacity as principal distributor of Fund shares, have direct and/or indirect financial interests in the Plan.  Mr. Forsyth has indirect financial interests in the Plan through his control of Frontegra and the Distributor and his indirect equity ownership in Timpani.  No other “interested person” of the Funds, as defined in the 1940 Act, and no director of the Funds who is not an “interested person” has or had a direct or indirect financial interest in the Plan or any related agreement.

Anticipated Benefits to the Funds

The Plan, including a form of the Rule 12b-1 related agreement, was approved by the Board, including all of the directors who are not interested persons (as defined in the 1940 Act) of the Funds and have no direct or indirect financial interest in the Plan or any related agreements (the “Rule 12b-1 Independent Directors”).  The continuation of the Plan is approved annually by the Board, including a majority of the Rule 12b-1 Independent Directors.  The Board has determined that the Plan is likely to benefit Class Y shares of the Timpani Small Cap Growth, Netols Small Cap Value and Sky International Equity Funds by providing an incentive for Financial Intermediaries to engage in sales and marketing efforts on behalf of these Funds and to provide enhanced services to Class Y shareholders.  Under the Plan, the Distributor provides the Board and the directors review, at least quarterly, a written report of the amounts expended under the Plan and the purposes for which such expenditures were made.  As part of this quarterly review of the Plan, the directors will consider the continued appropriateness of the Plan and the level of compensation payable thereunder.

Shareholder Services

Class Y shares of the Timpani Small Cap Growth, Netols Small Cap Value and Sky International Equity Funds and Service Class shares pay an annual shareholder servicing fee of up to 0.15% of the Class Y or Service Class shares’ average daily net asset value, as applicable, to Financial Intermediaries for providing shareholder services and maintaining shareholder accounts for their customers who are Fund shareholders.  This fee is paid to Financial Intermediaries for providing shareholder servicing activities such as record-keeping and administrative services for Class Y shareholders other than distribution services.  Shareholder servicing activities may include, but are not limited to, distributing prospectuses and other information, providing shareholders with financial statements and other reports, facilitating purchases and redemption of shares and responding to shareholder inquiries.  The Distributor is the shareholder servicing agent for the Funds.

PURCHASE, PRICING AND REDEMPTION OF SHARES

Shares of each Fund are sold on a continuous basis at each Fund’s net asset value.  As set forth in the Prospectus under “Valuation of Fund Shares,” each Fund’s net asset value per share is determined as of the close of trading on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m., Eastern Time) on each day the NYSE is open for business.  A Fund is not required to calculate its net asset value on days during which that Fund receives no orders to purchase shares and no shares are tendered for redemption.  Net asset value is calculated by taking the market value of the Fund’s total assets, including interest or dividends accrued, but not yet collected, less all liabilities, and dividing by the total number of shares outstanding.  The result, rounded to the nearest cent, is the net asset value per share.

In determining net asset value, expenses are accrued and applied daily and securities and other assets for which market quotations are available are valued at market value.  Debt securities are valued by using an evaluated bid price provided by a pricing service.  If closing bid and asked prices are not readily available, the pricing service may provide a price determined by a method used to value fixed income securities without relying exclusively on quoted prices.  Common stocks and other equity-type securities are valued at the last trade price on the national securities exchange (other than NASDAQ) on which such securities are primarily traded, and securities traded on NASDAQ are valued using the NASDAQ Official Closing Price.  However, securities traded on a national securities exchange or NASDAQ for which there were no transactions on a given day are valued at the most recent bid price.  Securities not listed on a national securities exchange or NASDAQ are valued at the most recent sale price.

Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Board or its delegate.  The Board has approved the use of pricing services to assist the Funds in the determination of net asset value.  Short-term fixed income securities held by the Funds are generally valued on an amortized cost basis.

Most securities that are primarily traded on foreign exchanges generally are valued at the last sale price of such securities on their respective exchange.  In certain countries market maker prices, usually the mean between the bid and ask prices, are used.  In certain circumstances, such as when a significant event occurs in a foreign market so that the last sale price no longer reflects actual value, the fair value of these securities may be determined using the fair value procedures described above.  In valuing assets, prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate.

Purchases In Kind.  Shares of a Fund may be purchased “in kind,” subject to the approval of an Adviser and/or subadviser and their determination that the securities are acceptable investments for a Fund and that they have a value that is readily ascertainable in accordance with the applicable Fund’s valuation policies.  In an in kind purchase, investors transfer securities to the Fund in exchange for Fund shares.  Securities accepted by a Fund in an in kind purchase will be valued at market value.  In general, investors transferring securities for shares will be treated, for federal income tax purposes, as if they sold the transferred securities at their fair market value and used the proceeds to purchase shares of a Fund, and a Fund’s tax basis in the transferred securities will be equal to their fair market value.  However, if a transfer of securities in exchange for shares qualifies as a tax-free transaction under the Code, the investors transferring those securities to a Fund will generally not recognize any gain or loss, for federal income tax purposes, as a result of the transfer.  In this event, a Fund’s tax basis in the transferred securities may be less than (if the securities have appreciated in value) or greater than (if the securities have depreciated in value) the fair market value of those securities.  If a Fund’s tax basis in the transferred securities is less than the fair market value of those securities, then a Fund, upon disposition of the securities, may recognize more taxable gain (or less taxable loss) than if its basis in the securities had been equal to fair market value at the time of the transfer; conversely, if a Fund’s tax basis in the contributed securities is greater than the fair market value of the securities, then a Fund, upon disposition of the securities, may recognize less taxable gain (or more taxable loss) than if its basis in the securities had been equal to fair market value at the time of the transfer.

Redemptions In Kind.  The Company has filed an election pursuant to Rule 18f-1 under the 1940 Act which provides that each Fund is obligated to redeem shares solely in cash up to $250,000 or 1% of the net asset value of the shares of the Fund being redeemed, whichever is less for any one shareholder within a 90-day period.  Any redemption beyond this amount may be made in assets other than cash, such as securities or other property.  Securities delivered in payment of redemptions are valued at the same value assigned to them in computing the applicable Fund’s net asset value per share.  Shareholders receiving such securities are likely to incur brokerage costs on their subsequent sales of such securities.

ANTI-MONEY LAUNDERING PROGRAM

The Company has established an Anti-Money Laundering Compliance Program (the “Program”) as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (“USA PATRIOT Act”).  In order to ensure compliance with this law, the Company’s Program provides for the development of internal practices, procedures and controls, the designation of an anti-money laundering compliance officer, an ongoing training program, an independent audit function to determine the effectiveness of the Program and a customer identification program.

Procedures to implement the Program include, but are not limited to, determining that the Funds’ transfer agent has established proper anti-money laundering procedures that require it to report suspicious and/or fraudulent activity, verify the identity of new shareholders, check shareholder names against designated government lists, including the Office of Foreign Asset Control (“OFAC”), and undertake a complete and thorough review of all new account applications.

TAXATION OF THE FUNDS

Each Fund intends to qualify and elect to be treated annually as a “regulated investment company” under Subchapter M of the Code, and if so qualified will not be liable for federal income taxes to the extent earnings are sufficiently distributed to shareholders on a timely basis and the Fund meets certain requirements regarding the source of its income and the diversification of its assets.  Pursuant to the Code, each Fund will be treated as a separate entity for federal income tax purposes.  In the event a Fund fails to qualify as a “regulated investment company” and does not obtain relief from such failure, it will be treated as a regular corporation for federal income tax purposes.  In this event, a Fund would be subject to federal income taxes on the full amount of its taxable income and gains and any distributions that it makes would not qualify for any dividends paid deduction.  This would increase the cost of investing in such Fund for shareholders and would make it more economical for shareholders to invest directly in securities held by the Fund instead of investing indirectly in such securities through the Fund.

Each Fund intends to distribute at least annually to its holders all or substantially all of its net investment company taxable income and net capital gain.  For federal income tax purposes, distributions from each Fund’s net investment company taxable income (which includes dividends, interest, the excess of any net short-term capital gains over net long-term capital losses, and net gains from foreign currency transactions), if any, generally are taxable to you as ordinary income whether reinvested or received in cash, unless such distributions are attributable to and reported by the Fund as “qualified dividend income.” “Qualified dividends” are eligible for the reduced rate of tax on long-term capital gains or unless you are exempt from taxation or entitled to a tax deferral.  Certain holding period requirements applicable to both the Fund and its shareholders must be satisfied to obtain qualified dividend treatment.  Currently, the maximum rate applicable to long-term capital gains recognized by noncorporate shareholders is 15%, although this rate is scheduled to increase to 20% in 2013.  Furthermore, the current federal tax provisions applicable to qualified dividends are scheduled to expire for tax years beginning after December 31, 2012.

At June 30, 2011, the Funds had the following capital loss carryforwards available, which may be utilized to offset any future net realized capital gains:

	Expiring
	6/30/17	6/30/18	Total
Mastholm International Equity	$ -	$ 6,626,048	$ 6,626,048
Netols Small Cap Value	-	3,720,338	3,720,338
Phocas Small Cap Value	2,867,123	-	2,867,123

At June 30, 2011, the Timpani Small Cap Growth Fund had short-term capital loss carryforwards that will not expire of $43,013.

Distributions of non-qualified dividend income, interest income, other types of ordinary income, and short-term capital gains will be taxed at the ordinary income tax rate applicable to the taxpayer (currently set at a maximum of 35%, although this rate is scheduled to increase to 39.6% in 2013) .  If a Fund reports distributions paid by the Fund from net capital gains (the excess of net long-term capital gains over short-term capital losses) as “capital gain distributions,” then such distributions will be taxable as long-term capital gains whether reinvested or received in cash and regardless of the length of time you have owned your shares.  Each Fund will inform shareholders of the source and tax status of all distributions promptly after the close of each calendar year.

For tax years beginning in 2013, individuals, trusts and estates are scheduled to be subject to a Medicare tax of 3.8% (in addition to regular income tax). The Medicare tax will be imposed on the lesser of the taxpayer’s (i) net investment income, net of deductions properly allocable to such income or (ii) the amount by which the taxpayer’s modified adjusted gross income exceeds certain thresholds ($250,000 for married individuals filing jointly, $200,000 for individuals and $125,000 for married individuals filing separately). The Funds anticipate that they will distribute income that will be includable in net investment income for purposes of this Medicare tax.

Interest and dividends received by a Fund may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield on its securities.  Tax conventions between certain countries and the United States may reduce or eliminate these foreign taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors.  If more than 50% of the value of a Fund’s total assets at the close of its taxable year consists of securities of foreign corporations, it will be eligible to, and may, file an election with the Internal Revenue Service that would, in effect, pass through to the shareholders any foreign and U.S. possessions income taxes paid by a Fund.  Pursuant to the election, a Fund would treat those taxes as distributions paid to its shareholders and each shareholder would be required to (i) include in gross income, and treat as paid by him, his proportionate share of those taxes, (ii) treat his share of those taxes and of any distribution paid by the Fund that represents income from foreign or U.S. possessions sources as his own income from those sources, and (iii) either deduct the taxes deemed paid by him in computing his taxable income or, alternatively, use the foregoing information in calculating the foreign tax credit against his federal income tax.  Each Fund will report to its shareholders shortly after each taxable year their respective share of its income from sources within, and taxes paid to, foreign countries and U.S. possessions if it makes this election.

Under recent legislation applicable to tax years beginning in 2013, the U.S. will impose a 30% withholding tax on distributions and proceeds of sale in respect of Fund shares received by U.S. stockholders who own their shares through foreign accounts or foreign intermediaries and certain non-U.S. stockholders if certain disclosure requirements related to U.S. accounts or ownership are not satisfied.  If payment of withholding taxes is required, non-U.S. stockholders that are otherwise eligible for an exemption from, or reduction of, U.S. withholding taxes with respect to such distributions and proceeds may be able to seek a refund from the IRS to obtain the benefit of such exemption or reduction.  The Funds will not pay any additional amounts in respect of any amounts withheld.  This withholding could also affect a Fund’s return on a foreign security.

Each Fund maintains its accounts and calculates its income in U.S. dollars.  In general, gain or loss (i) from the disposition of foreign currencies and forward currency contracts, (ii) from the disposition of foreign-currency-denominated debt securities that are attributable to fluctuations in exchange rates between the date the securities are acquired and their disposition date, and (iii) attributable to fluctuations in exchange rates between the time a Fund accrues interest or other receivables or expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects those receivables or pays those liabilities, will be treated as ordinary income or loss.  A foreign-currency-denominated debt security acquired by a Fund may bear interest at a high nominal rate that takes into account expected decreases in the value of the principal amount of the security due to anticipated currency devaluations.  In that case, a Fund would be required to include the interest in income as it accrues but generally would realize a currency loss with respect to the principal only when the principal was received (through disposition or upon maturity).

This section is not intended to be a full discussion of federal income tax laws and the effect of such laws on an investor.  There may be other federal, state, local or foreign tax considerations applicable to a particular investor.  Investors are urged to consult their own tax advisors.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP, 155 North Wacker Drive, Chicago, Illinois 60606, has been selected as the independent registered public accounting firm for the Funds.  Ernst & Young LLP will audit and report on the Funds’ annual financial statements, review certain regulatory reports and the Funds’ federal income tax returns, and perform other professional, accounting, auditing, tax and advisory services when engaged to do so by the Funds.

FINANCIAL STATEMENTS

The following audited financial statements of the Funds are incorporated herein by reference to each Fund’s Annual Report to Shareholders as filed with the SEC on September 8, 2011:

Mastholm International Equity Fund

(a)

Schedule of Investments as of June 30, 2011.

(b)

Statement of Assets and Liabilities as of June 30, 2011.

(c)

Statement of Operations for the year ended June 30, 2011.

(d)

Statements of Changes in Net Assets for the year ended June 30, 2011 and the year ended June 30, 2010.

(e)

Financial Highlights for the year ended June 30, 2011, the year ended June 30, 2010, the year ended June 30, 2009, the year ended June 30, 2008 and the year ended June 30, 2007.

(f)

Notes to Financial Statements.

(g)

Report of Independent Registered Public Accounting Firm dated August 29, 2011.

SAM Global Equity Fund

(a)

Schedule of Investments as of June 30, 2011.

(b)

Statement of Assets and Liabilities as of June 30, 2011.

(c)

Statement of Operations for the period ended June 30, 2011 and the year ended August 31, 2010.

(d)

Statements of Changes in Net Assets for the period ended June 30, 2011, the year ended August 31, 2010 and the period June 18, 2009 through August 31, 2009.

(e)

Financial Highlights for the period ended June 30, 2011, the year ended August 31, 2010 and the period ended August 31, 2009.

(f)

Notes to Financial Statements.

(g)

Report of Independent Registered Public Accounting Firm dated August 29, 2011.

HEXAM Emerging Markets Fund

(a)

Schedule of Investments as of June 30, 2011.

(b)

Statement of Assets and Liabilities as of June 30, 2011.

(c)

Statement of Operations for the period December 20, 2010 through June 30, 2011.

(d)

Statements of Changes in Net Assets for the period December 20, 2010 through June 30, 2011.

(e)

Financial Highlights for the period ended June 30, 2011.

(f)

Notes to Financial Statements.

(g)

Report of Independent Registered Public Accounting Firm dated August 29, 2011.

Timpani Small Cap Growth Fund

(a)

Schedule of Investments as of June 30, 2011.

(b)

Statement of Assets and Liabilities as of June 30, 2011.

(c)

Statement of Operations for the period March 23, 2011 through June 30, 2011.

(d)

Statements of Changes in Net Assets for the period March 23, 2011 through June 30, 2011.

(e)

Financial Highlights for the period ended June 30, 2011.

(f)

Notes to Financial Statements.

(g)

Report of Independent Registered Public Accounting Firm dated August 29, 2011.

Netols Small Cap Value Fund

(a)

Schedule of Investments as of June 30, 2010.

(b)

Statement of Assets and Liabilities as of June 30, 2011.

(c)

Statement of Operations for the year ended June 30, 2011.

(d)

Statements of Changes in Net Assets for the year ended June 30, 2011 and the year ended June 30, 2010.

(e)

Financial Highlights for Institutional Class shares of the Fund for the year ended June 30, 2011, the year ended June 30, 2010, the year ended June 30, 2009, the year ended June 30, 2008 and the year ended June 30, 2007.

(f)

Financial Highlights for Class Y shares of the Fund for the year ended June 30, 2011, the year ended June 30, 2010, the year ended June 30, 2009 and the period ended June 30, 2008.

(g)

Notes to Financial Statements.

(h)

Report of Independent Registered Public Accounting Firm dated August 29, 2011.

Phocas Small Cap Value Fund

(a)

Schedule of Investments as of June 30, 2011.

(b)

Statement of Assets and Liabilities as of June 30, 2011.

(c)

Statement of Operations for the year ended June 30, 2011.

(d)

Statements of Changes in Net Assets for the year ended June 30, 2011, for the six months ended June 30, 2010 and the year ended December 31, 2009.

(e)

Financial Highlights for Class L shares for the year ended June 30, 2011, the six months ended June 30, 2010, the year ended December 31, 2009, the year ended December 31, 2008, the year ended December 31, 2007 and the period ended December 31, 2006.

(f)

Financial Highlights for Class I shares for the period ended June 30, 2011.

(g)

Notes to Financial Statements.

(h)

Report of Independent Registered Public Accounting Firm dated August 29, 2011.

Audited financial statements are not provided for the Sky International Equity Fund because this Fund has not commenced operations as of the date of this SAI.

PART C

OTHER INFORMATION

Item 28.

Exhibits

See “Exhibit Index.”

Item 29.

Persons Controlled by or under Common Control with Registrant

Registrant neither controls any person nor is under common control with any other person.

Item 30.

Indemnification

Article VI of Registrant’s By-Laws provides as follows:

ARTICLE VI INDEMNIFICATION

The Corporation shall indemnify (a) its directors and officers, whether serving the Corporation or at its request any other entity, to the full extent required or permitted by (i) Maryland law now or hereafter in force, including the advance of expenses under the procedures and to the full extent permitted by law, and (ii) the Investment Company Act of 1940, as amended, and (b) other employees and agents to such extent as shall be authorized by the Board of Directors and be permitted by law.  The foregoing rights of indemnification shall not be exclusive of any other rights to which those seeking indemnification may be entitled.  The Board of Directors may take such action as is necessary to carry out these indemnification provisions and is expressly empowered to adopt, approve and amend from time to time such resolutions or contracts implementing such provisions or such further indemnification arrangements as may be permitted by law.”

The Registrant’s directors and officers are insured under a policy of insurance against certain liabilities that might be imposed as a result of actions, suit or proceedings to which they are parties by reason of being or having been such directors or officers.

Item 31.

Business and Other Connections of Investment Adviser

Frontegra Asset Management, Inc. (“Frontegra”) serves as the investment adviser with respect to the Registrant’s Frontegra Mastholm International Equity, Frontegra SAM Global Equity, Frontegra HEXAM Emerging Markets, Frontegra Netols Small Cap Value, Frontegra Phocas Small Cap Value and Frontegra Sky International Equity Funds.  Frontegra is a registered investment adviser. The business and other connections of Frontegra, as well as the names and titles of the executive officers and directors of Frontegra, are further described in Frontegra’s Uniform Application for Investment Adviser Registration (“Form ADV”) as filed with the SEC.

Mastholm Asset Management, LLC (“Mastholm”) serves as a sub-adviser with respect to the Registrant’s Frontegra Mastholm International Equity Fund.  Mastholm is a registered investment adviser.  The business and other connections of Mastholm, as well as the names and titles of the executive officers and directors of Mastholm, are further described in Mastholm’s Form ADV as filed with the SEC.

Sustainable Asset Management USA, Inc. (“SAM”) serves as a sub-adviser with respect to the Registrant’s Frontegra SAM Global Equity Fund.  SAM is a registered investment adviser. The business and other connections of SAM, as well as the names and titles of the executive officers and directors of SAM, are further described in SAM’s Form ADV as filed with the SEC.

HEXAM Capital Partners, LLP (“HEXAM”) serves as a sub-adviser with respect to the Registrant’s Frontegra HEXAM Emerging Markets Fund.  HEXAM is a registered investment adviser. The business and other connections of HEXAM, as well as the names and titles of the executive officers and directors of HEXAM, are further described in HEXAM’s Form ADV as filed with the SEC.

Netols Asset Management, Inc. (“Netols”) serves as a sub-adviser with respect to the Registrant’s Frontegra Netols Small Cap Value Fund.  Netols is a registered investment adviser.  The business and other connections of Netols, as well as the names and titles of the executive officers and directors of Netols, are further described in Netols’ Form ADV as filed with the SEC.

Phocas Financial Corporation (“Phocas”) serves as a sub-adviser with respect to the Registrant’s Frontegra Phocas Small Cap Value Fund.  Phocas is a registered investment adviser.  The business and other connections of Phocas, as well as the names and titles of the executive officers and directors of Phocas, are further described in Phocas’ Form ADV as filed with the SEC.

Sky Investment Counsel Inc. (“Sky”) serves as a sub-adviser with respect to the Registrant’s Frontegra Sky International Equity Fund.  Sky is a registered investment adviser.  The business and other connections of Sky, as well as the names and titles of the executive officers and directors of Sky, are further described in Sky’s Form ADV as filed with the SEC.

Timpani Capital Management LLC (“Timpani”) serves as the investment adviser with respect to the Registrant’s Frontegra Timpani Small Cap Growth Fund.  Timpani is a registered investment adviser. The business and other connections of Timpani, as well as the names and titles of the executive officers and directors of Timpani, are further described in Timpani’s Form ADV as filed with the SEC.

To the best of Registrant’s knowledge, none of the directors or executive officers of Frontegra, Timpani or any of the subadvisers is or has been engaged in any other business, profession, vocation or employment of a substantial nature for the past two fiscal years, except as noted in the “Directors and Officers” and “Investment Advisers and Subadvisers” sections of the Registrant’s Statement of Additional Information, which are incorporated herein by reference.

Item 32.

Principal Underwriters

(a)

None

(b)

Set forth below is certain information pertaining to the directors and officers of Frontegra Strategies, LLC, the Registrant’s principal underwriter:

NAME AND PRINCIPAL BUSINESS ADDRESS	POSITIONS AND OFFICES WITH UNDERWRITER	POSITIONS AND OFFICES WITH FUND
William D. Forsyth III 400 Skokie Boulevard, Suite 500 Northbrook, Illinois 60062	President and General Securities Principal	President, Secretary and Director
Elyce D. Dilworth 400 Skokie Boulevard, Suite 500 Northbrook, Illinois 60062	General Securities Principal, Chief Compliance Officer and Anti-Money Laundering Compliance Officer	Chief Compliance Officer, Assistant Secretary, Treasurer, Anti-Money Laundering Compliance Officer

(c)

None

Item 33.

Location of Accounts and Records

The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules under that section, are maintained in the following locations:

Records Relating to:	Are Located at:

Registrant’s Investment Adviser to Frontegra Mastholm
International Equity, Frontegra SAM Global Equity,
Frontegra HEXAM Emerging Markets, Frontegra Netols
Small Cap Value, Frontegra Phocas Small Cap Value and
Frontegra Sky International Equity Funds

Frontegra Asset Management, Inc. 400 Skokie Boulevard, Suite 500 Northbrook, Illinois 60062

Registrant’s Subadviser to Frontegra Mastholm International Equity Fund	Mastholm Asset Management, LLC 601 Union Street, Suite 3720 Seattle, Washington 98101

Registrant’s Subadviser to Frontegra SAM Global Equity Fund	Sustainable Asset Management USA, Inc. 909 Third Avenue, 32nd Floor New York, NY 10022

Records Relating to:	Are Located at:

Registrant’s Subadviser to Frontegra HEXAM Emerging Markets Fund	HEXAM Capital Partners LLP 15 Old Bailey London United Kingdom EC4M 7EF

Registrant’s Subadviser to Frontegra Netols Small Cap Value Fund	Netols Asset Management, Inc. 1045 W. Glen Oaks Lane, Suite 202 Mequon, Wisconsin 53092

Registrant’s Subadviser to Frontegra Phocas Small Cap Value Fund	Phocas Financial Corporation 980 Atlantic Avenue, Suite 106 Alameda, California 94501

Registrant’s Subadviser to Frontegra Sky International Equity Fund	Sky Investment Counsel Inc. One Financial Place 1 Adelaide Street East, Suite 2310 Toronto, Ontario M5C 2V9 Canada

Registrant’s Investment Adviser to Frontegra Timpani Small Cap Growth Fund	Timpani Capital Management LLC Two Park Plaza 10850 West Park Place, Suite 1020 Milwaukee, Wisconsin 53224

Registrant’s Custodian	U.S. Bank, N.A. 1555 N. River Center Drive, Suite 302 Milwaukee, Wisconsin 53212

Registrant’s Transfer Agent, Administrator and Fund Accountant	U.S. Bancorp Fund Services LLC 615 E. Michigan Street Milwaukee, Wisconsin 53202

Registrant’s Distributor	Frontegra Strategies, LLC 400 Skokie Boulevard, Suite 500 Northbrook, Illinois 60062

Item 34.

Management Services

All management-related service contracts entered into by Registrant are discussed in Parts A and B of this Registration Statement.

Item 35.

Undertakings

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 77 to the Registration Statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized, in the City of Northbrook and State of Illinois on the 28th day of October, 2011.

FRONTEGRA FUNDS, INC. (Registrant)

By:

/s/ William D. Forsyth III

William D. Forsyth III

President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 77 to the Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the date(s) indicated.

Name	Title	Date

/s/ William D Forsyth III William D. Forsyth III	President, Secretary and a Director (principal executive officer)	October 28, 2011

/s/ Elyce D. Dilworth Elyce D. Dilworth	Chief Compliance Officer and Treasurer (principal financial officer)	October 28, 2011

David L. Heald	Director*

James M. Snyder	Director*

*By: /s/ William D. Forsyth III William D. Forsyth III President Attorney-in-fact pursuant to Power of Attorney filed on May 24, 2007, Post-Effective Amendment No. 29.

EXHIBIT INDEX

Exhibit No.	Exhibit	Incorporated by Reference	Filed Herewith
(a.1)	Registrant’s Articles of Incorporation	Filed July 1, 1996, Form N-1A
(a.2)	Articles Supplementary to the Registrant’s Articles of Incorporation dated January 26, 2001	Filed January 31, 2001, Post- Effective Amendment No. 12
(a.3)	Articles Supplementary to the Registrant’s Articles of Incorporation dated August 19, 2002	Filed August 29, 2002, Post- Effective Amendment No. 15
(a.4)	Articles Supplementary to the Registrant’s Articles of Incorporation dated October 7, 2003	Filed October 22, 2003, Post- Effective Amendment No. 18
(a.5)	Articles of Amendment dated October 28, 2003	Filed October 22, 2003, Post- Effective Amendment No. 18
(a.6)	Articles Supplementary to the Registrant’s Articles of Incorporation dated June 21, 2004	Filed June 25, 2004, Post-Effective Amendment No. 20
(a.7)	Articles Supplementary to the Registrant’s Articles of Incorporation dated August 22, 2005	Filed August 26, 2005, Post- Effective Amendment No. 23
(a.8)	Articles Supplementary to the Registrant’s Articles of Incorporation dated November 20, 2006	Filed May 16, 2007, Form N-14
(a.9)	Certificate of Correction dated May 17, 2007 to Articles Supplementary to the Registrant’s Articles of Incorporation dated June 23, 2004	Filed August 31, 2007, Post- Effective Amendment No. 34
(a.10)	Certificate of Correction dated May 17, 2007 to Articles Supplementary to the Registrant’s Articles of Incorporation dated November 27, 2006	Filed August 31, 2007, Post- Effective Amendment No. 34
(a.11)	Articles of Amendment dated July 31, 2007	Filed August 13, 2007, Post- Effective Amendment No. 1 to Form N-14
(a.12)	Articles of Amendment dated August 20, 2007	Filed August 31, 2007, Post- Effective Amendment No. 34
(a.13)	Articles Supplementary to the Registrant’s Articles of Incorporation dated August 20, 2007.	Filed August 31, 2007, Post- Effective Amendment No. 34
(a.14)	Articles Supplementary to the Registrant’s Articles of Incorporation dated August 22, 2007	Filed August 31, 2007, Post- Effective Amendment No. 34
(a.15)	Articles Supplementary to the Registrant’s Articles of Incorporation dated July 16, 2008	Filed July 18, 2008, Post- Effective Amendment No. 42
(a.16)	Articles Supplementary to the Registrant’s Articles of Incorporation dated September 11, 2008	Filed October 31, 2008, Post- Effective Amendment No. 44
(a.17)	Articles Supplementary to the Registrant’s Articles of Incorporation dated September 16, 2009	Filed September 17, 2009, Post- Effective Amendment No. 53
(a.18)	Articles Supplementary to the Registrant’s Articles of Incorporation dated September 30, 2009	Filed October 28, 2009, Post- Effective Amendment No. 54
(a.19)	Articles of Amendment dated October 9, 2009	Filed October 28, 2009, Post- Effective Amendment No. 54
(a.20)	Articles of Amendment dated December 15, 2009	Filed December 31, 2009, Post- Effective Amendment No. 57
(a.21)	Articles Supplementary to the Registrant’s Articles of Incorporation dated December 15, 2009	Filed December 31, 2009, Post- Effective Amendment No. 57

Exhibit No.	Exhibit	Incorporated by Reference	Filed Herewith
(a.22)	Articles Supplementary to the Registrant’s Articles of Incorporation dated June 24, 2010	Filed July 15, 2010, Form N-14
(a.23)	Articles Supplementary to the Registrant’s Articles of Incorporation dated September 13, 2010	Filed September 30, 2010, Post- Effective Amendment No. 65
(a.24)	Articles of Amendment dated October 26, 2010	Filed October 28, 2010, Post- Effective Amendment No. 67
(a.25)	Articles Supplementary to the Registrant’s Articles of Incorporation dated March 7, 2011	Filed March 14, 2011, Form N-14
(a.26)	Articles Supplementary to the Registrant’s Articles of Incorporation dated June 28, 2011	Filed July 1, 2011, Post-Effective Amendment No. 74
(b.1)	Registrant’s By Laws	Filed July 1, 1996, Form N-1A
(b.2)	Amendment to Registrant’s By Laws	Filed October 31, 2008, Post- Effective Amendment No. 44
(c)	Instruments Defining Rights of Security Holders	Incorporated by Reference to the Articles of Incorporation and Bylaws
(d.1)	Form of Investment Advisory Agreement	Filed September 26, 2008, Definitive Proxy Statement on Schedule 14A
(d.2)	Form of Exhibit H to Investment Advisory Agreement	Filed September 30, 2010, Post- Effective Amendment No. 65
(d.3)	Form of Exhibit I to Investment Advisory Agreement	Filed October 6, 2010, Post- Effective Amendment No. 66
(d.4)	Form of Exhibit J to Investment Advisory Agreement	Filed June 1, 2011, Post-Effective Amendment No. 72
(d.5)	Form of Subadvisory Agreement between Frontegra Asset Management, Inc. and Mastholm Asset Management, LLC	Filed January 14, 2010 Definitive Proxy Statement on Schedule 14A
(d.6)	Form of Subadvisory Agreement between Frontegra Asset Management, Inc. and Netols Asset Management, Inc.	Filed September 26, 2008, Definitive Proxy Statement on Schedule 14A
(d.7)	Form of Subadvisory Agreement between Frontegra Asset Management, Inc. and Sky Investment Counsel Inc.	Filed October 31, 2008, Post- Effective Amendment No. 44
(d.8)	Investment Advisory Agreement with Timpani Capital Management LLC	Filed March 22, 2011, Post- Effective Amendment No. 69
(d.9)	Investment Advisory Agreement with Lockwell Investments, LLC	Filed March 22, 2011, Post- Effective Amendment No. 69
(d.10)	Expense Cap/Reimbursement Agreement regarding Frontegra Timpani Small Cap Growth Fund	Filed March 22, 2011, Post- Effective Amendment No. 69
(d.11)	Form of Subadvisory Agreement between Frontegra Asset Management, Inc. and HEXAM Capital Partners, LLP	Filed September 30, 2010, Post- Effective Amendment No. 65
(d.12)	Form of Subadvisory Agreement between Frontegra Asset Management, Inc. and Phocas Financial Corporation	Filed October 6, 2010, Post- Effective Amendment No. 66
(d.13)	Form of Expense Cap/Reimbursement Agreement regarding Frontegra Phocas Small Cap Value Fund	Filed July 16, 2010, Form N-14

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Exhibit No.	Exhibit	Incorporated by Reference	Filed Herewith
(d.14)	Form of Subadvisory Agreement between Frontegra Asset Management, Inc. and SAM Sustainable Asset Management USA, Inc.	Filed June 1, 2011, Post-Effective Amendment No. 72
(d.15)	Form of Expense Cap/Reimbursement Agreement regarding Frontegra SAM Global Equity Fund	Filed June 1, 2011, Post-Effective Amendment No. 72
(d.16)	Form of Amended and Restated Expense Cap/Reimbursement Agreement dated November 1, 2010	Filed March 14, 2011, Form N-14
(d.17)	Expense Cap/Reimbursement Agreement dated July 1, 2011 for Lockwell Small Cap Value Fund	Filed July 1, 2011, Post-Effective Amendment No. 74
(e)	Distribution Agreement	Filed October 31, 2008, Post- Effective Amendment No. 44
(f)	None
(g.1)	Form of Custody Agreement	Filed October 22, 2003, Post- Effective Amendment No. 18
(g.2)	Amendment to Custody Agreement dated March 25, 2011	Filed July 1, 2011, Post-Effective Amendment No. 74
(h.1)	Transfer Agent Servicing Agreement	Filed December 17, 1999, Post- Effective Amendment No. 8
(h.2)	Amendment to Transfer Agent Servicing Agreement dated January 1, 2002	Filed August 29, 2002, Post- Effective Amendment No. 15
(h.3)	Amendment to Transfer Agent Servicing Agreement dated May 20, 2002	Filed October 22, 2003, Post- Effective Amendment No. 18
(h.4)	Amendment to Transfer Agent Servicing Agreement dated July 24, 2002	Filed October 22, 2003, Post- Effective Amendment No. 18
(h.5)	Amendment to Transfer Agent Servicing Agreement dated March 25, 2011	Filed July 1, 2011, Post-Effective Amendment No. 74
(h.6)	Fund Administration Servicing Agreement	Filed December 17, 1999, Post- Effective Amendment No. 8
(h.7)	Amendment to Fund Administration Servicing Agreement dated January 1, 2002	Filed August 29, 2002, Post- Effective Amendment No. 15
(h.8)	Amendment to Fund Administration Servicing Agreement dated March 25, 2011	Filed July 1, 2011, Post-Effective Amendment No. 74
(h.9)	Fund Accounting Servicing Agreement	Filed December 17, 1999, Post- Effective Amendment No. 8
(h.10)	Amendment to Fund Accounting Servicing Agreement dated January 1, 2002	Filed August 29, 2002, Post- Effective Amendment No. 15
(h.11)	Amendment to Fund Accounting Servicing Agreement dated March 25, 2011	Filed July 1, 2011, Post-Effective Amendment No. 74
(h.12)	Subadministration Agreement for Phocas	Filed June 1, 2011, Post-Effective Amendment No. 72
(h.13)	Subadministration Agreement with Lockwell	Filed July 1, 2011, Post-Effective Amendment No. 74
(i.1)	Opinion and Consent of Godfrey & Kahn, S.C. dated October 9, 1996	Filed October 11, 1996, Post- Effective Amendment No. 1
(i.2)	Opinion and Consent of Godfrey & Kahn, S.C. dated January 29, 2001	Filed January 31, 2001, Post- Effective Amendment No. 12

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Exhibit No.	Exhibit	Incorporated by Reference	Filed Herewith
(i.3)	Opinion and Consent of Godfrey & Kahn, S.C. dated August 23, 2002	Filed August 29, 2002, Post- Effective Amendment No. 15
(i.4)	Opinion and Consent of Godfrey & Kahn, S.C. dated October 20, 2003	Filed October 22, 2003, Post- Effective Amendment No. 18
(i.5)	Opinion and Consent of Godfrey & Kahn, S.C. dated June 23, 2004	Filed June 25, 2004, Post-Effective Amendment No. 20
(i.6)	Opinion and Consent of Godfrey & Kahn, S.C. dated August 25, 2005	Filed August 26, 2005, Post- Effective Amendment No. 23
(i.7)	Opinion and Consent of Godfrey & Kahn, S.C. dated August 31, 2007	Filed August 31, 2007, Post- Effective Amendment No. 34
(i.8)	Opinion and Consent of Godfrey & Kahn, S.C. dated September 4, 2007	Filed September 4, 2007, Post- Effective Amendment No. 35
(i.9)	Opinion and Consent of Godfrey & Kahn, S.C. dated July 18, 2008	Filed July 18, 2008, Post-Effective |Amendment No. 42
(i.10)	Consent of Godfrey & Kahn, S.C. dated October 31, 2008	Filed October 31, 2008, Post- Effective Amendment No. 44
(i.11)	Opinion and Consent of Godfrey & Kahn, S.C. dated September 17, 2009	Filed September 17, 2009, Post- Effective Amendment No. 53
(i.12)	Opinion and Consent of Godfrey & Kahn, S.C. dated December 29, 2009	Filed December 31, 2009, Post- Effective Amendment No. 57
(i.13)	Opinion and Consent of Godfrey & Kahn, S.C. dated September 30, 2010	Filed September 30, 2010, Post- Effective Amendment No. 65
(i.14)	Opinion and Consent of Godfrey & Kahn, S.C. dated October 6, 2010	Filed October 6, 2010, Post- Effective Amendment No. 66
(i.15)	Opinion and Consent of Godfrey & Kahn, S.C. dated June 1, 2011	Filed June 1, 2011, Post-Effective Amendment No. 72
(j)	Consent of Ernst & Young LLP		X
(k)	None
(l)	Initial Subscription Agreements	Filed October 11, 1996, Post- Effective Amendment No. 1
(m.1)	Rule 12b-1 Plan	Filed October 31, 2008, Post- Effective Amendment No. 44
(m.2)	Form of Rule 12b-1 Dealer Agreement	Filed October 31, 2008, Post- Effective Amendment No. 44
(n)	Multiple Class Plan	Filed June 1, 2011, Post-Effective Amendment No. 72
(o)	Reserved
(p.1)	Code of Ethics for Access Persons of Frontegra Funds, Inc., Frontegra Asset Management, Inc., Frontegra Strategies, LLC, Frontier Partners, Inc. and Timpani Capital Management LLC	Filed June 1, 2011, Post-Effective Amendment No. 72

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(p.2)	Code of Ethics of Mastholm Asset Management, LLC	Filed October 28, 2009, Post- Effective Amendment No. 54
(p.3)	Netols Asset Management, Inc. Code of Ethics and Personal Trading Policy	Filed October 28, 2010, Post- Effective Amendment No. 67
(p.4)	Sky Investment Counsel Inc. Code of Ethics	Filed August 31, 2007, Post Effective Amendment No. 34
(p.5)	HEXAM Capital Partners LLP Code of Ethics	Filed September 30, 2010, Post- Effective Amendment No. 65
(p.6)	Phocas Financial Corporation Code of Ethics	Filed October 6, 2010, Post- Effective Amendment No. 66
(p.7)	Sustainable Asset Management USA, Inc. Code of Ethics	Filed June 1, 2011, Post-Effective Amendment No. 72
(p.8)	Lockwell Investment, LLC Code of Ethics	Filed July 1, 2011, Post-Effective Amendment No. 74

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